UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2005

Date of reporting period: October 31, 2004

Item 1. Reports to Stockholders.

A copy of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is attached.

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS  |  OCTOBER 31, 2004

iSHARES DOW JONES SERIES

Electronic delivery of this document may be

available to you. See inside for details.

iSHARES DOW JONES U.S. TOTAL MARKET INDEX FUND

iSHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND

iSHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

iSHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

iSHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

iSHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND

iSHARES DOW JONES SELECT DIVIDEND INDEX FUND

iSHARES DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Dear iShares Shareholder:

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Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.56%	9.49%	9.79%	(3.75)%	(3.76)%	(3.57)%	(15.44)%	(15.50)%	(14.70)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Total Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the “Index”). The Index measures the performance of the U.S. equity broad market. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 3.19%, while the Index returned 3.30%.

Broad equity markets, as measured by the Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Although the Index’s overall performance was moderate, the performances of underlying sectors within the Index were more divided. In general, utilities and energy-related companies benefited largely from higher oil and gas prices, and increased economic activity tended to help the industrials and materials sectors. The healthcare and consumer staples sectors, on the other hand, did not perform as well for the reporting period. Both of these sectors are less sensitive to economic conditions, so they generally underperform more cyclically sensitive stocks in a recovering economic environment.

Accordingly, performance for the reporting period was mixed among the Fund’s ten largest holdings as of October 31, 2004. Diversified oil company Exxon Mobil Corp. was the top performer among the ten largest holdings in the Fund. General Electric Co., the Fund’s largest holding as of October 31, 2004, also performed well. Bank of America Corp. and healthcare company Johnson & Johnson both posted gains. On the negative side, pharmaceutical giant Pfizer Inc. declined for the reporting period, as did Citigroup Inc. and discount retailing company Wal-Mart Stores Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
45.42%	45.29%	44.53%	6.20%	6.18%	6.54%	30.20%	30.12%	31.99%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Energy Sector Index (the “Index”). The Index measures the performance of the energy sector of the U.S. equity market and includes companies in the oil drilling (equipment and services), oil companies (major and secondary), coal and pipelines industry sub-groups. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 17.76%, while the Index returned 17.92%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

For energy-related stocks, the largest factor driving performance was the upswing in oil prices. The reporting period began with oil prices at around $38 per barrel, and increased to $55 in late October, which represented a jump of approximately 50% in only six months. The higher prices helped fuel revenues for virtually all types of companies held by the Fund, particularly service and exploration companies.

All of the Fund’s ten largest holdings as of October 31, 2004 posted gains for the reporting period, benefiting largely from higher oil prices. Oil service and exploration companies delivered some of the best performances, with Anadarko Petroleum Corp. and Apache Corp. both logging strong gains. Burlington Resources Inc. also performed well for the reporting period. Diversified oil company Exxon Mobil Corp., the Fund’s largest holding as of October 31, 2004, logged gains, as did ChevronTexaco Corp. and ConocoPhillips.

2	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.31%	3.23%	3.95%	(1.35)%	(1.37)%	(0.74)%	(5.81)%	(5.89)%	(3.19)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Sector Index (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market and includes companies in the health care providers, biotechnology, medical supplies, advanced medical devices and pharmaceuticals industry sub-groups. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund declined 7.06%, while the Index declined 6.77%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Although healthcare companies overall declined for the reporting period, performance was divided within the sector. In general, large pharmaceutical companies posted double-digit losses, generally due to competition by generic drug makers. Generic drug makers, biotechnology and medical technology companies, on the other hand, generally posted modest gains, continuing to benefit from renewed investor interest in growth-related stocks.

Among the Fund’s ten largest holdings as of October 31, 2004, performance was mixed for the reporting period. Pharmaceutical giants Merck & Co. Inc., Eli Lilly & Co., and Pfizer Inc. (the Fund’s largest holding as of October 31, 2004) all declined. Healthcare companies UnitedHealth Group Inc. and Johnson & Johnson, on the other hand, delivered gains. Generic drug company Wyeth also gained, as did Abbott Laboratories. Medical device company Medtronic Inc. posted a slight gain for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.60)%	(3.46)%	(3.03)%	(19.01)%	(18.99)%	(18.53)%	(60.99)%	(60.97)%	(59.90)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/15/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Sector Index (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market and includes companies in the diversified technology services, computer software, communications technology, office equipment, semiconductors and internet services industry sub-groups. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 2.20%, while the Index returned 2.52%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Technology stocks generally delivered lackluster performance for the reporting period. During the reporting period, businesses spent less on computers and related equipment than they had in recent reporting periods, hurting some companies in the technology sector. On the other hand, investor interest in growth-related areas such as technology appeared to increase as economic conditions improved, helping the share prices of some technology stocks.

Among the Fund’s ten largest holdings as of October 31, 2004, performance was divided. Internet services company Yahoo! Inc. led the way with strong gains for the reporting period. Wireless communications company QUALCOMM Inc. also performed well. The Fund’s top holding Microsoft Corp. and Oracle Systems Corp. both contributed positively to the Fund’s performance. On the negative side, technology giants Intel Corp. and Cisco Systems Inc. both declined. Computer peripherals manufacturer Hewlett-Packard Co. and semiconductor company Texas Instruments Inc. also posted losses for the reporting period.

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.88%	16.50%	19.48%	(16.95)%	(16.98)%	(14.10)%	(56.21)%	(56.29)%	(49.07)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Sector Index (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market and includes companies in the fixed-line communications and wireless communications industry sub-groups. The Fund invests in a representative sample of the securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 7.54%, while the Index returned 6.90%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging most economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October - a new high since the New York Mercantile Exchange began trading oil in 1983. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

The telecommunications sector generally benefited from the improving economic environment. Many wireless telecommunications companies that had suffered from overcapacity issues in recent years benefited from renewed demand during the reporting period. A renewed interest in investment activity also helped the sector, as investors generally appeared more willing to return to more growth-oriented securities.

Regulatory restraints, such as those imposed by the Securities and Exchange Commission and the Internal Revenue Service, can restrict the Fund’s ability to hold a given index constituent at its benchmark weight, resulting in differences between the Fund’s holdings and the securities in its underlying Index. One such constraint, the 5/50 Rule, precludes the sum of all the securities weighted over 5% in a fund’s portfolio from exceeding 50% of a fund’s total assets. As of October 31, 2004, approximately 81% of the Index was represented by securities each having a weighting of 5% or more of the Index. To comply with the 5/50 Rule, the Fund was obligated to underweight several of the Index’s largest weighted constituents and to overweight others. The combined effect of all the misweights in the Fund had a net positive impact on the Fund’s return relative to the Index’s return for the reporting period.

Among the Fund’s ten largest holdings as of October 31, 2004, performance leadership leaned toward wireless communications companies. Wireless carrier Sprint Corp. (FON Group) logged healthy gains, as did Telephone & Data Systems Inc. Wireless services company Nextel Communications Inc.’s Class A shares and Alltel Corp. also contributed positively to Fund performance. Wireless carrier Verizon Communications Inc., the Fund’s largest holding as of October 31, 2004, posted modest gains for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.83%	22.83%	23.60%	1.44%	1.43%	1.97%	6.45%	6.42%	8.93%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Sector Index (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market and includes companies in the electric utilities, gas utilities and water utilities industry sub-groups. The Fund invests in a representative sample of the securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 13.91%, while the Index returned 14.26%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

The utilities sector generally performed well for the reporting period, responding positively to the signs of economic recovery. As economic conditions improved, so did the demand for industrial production, which in turn meant higher demand for power. Some utilities companies benefited from higher natural gas prices, which spiked after Hurricane Ivan caused the shutdown of several gas producing facilities in the Gulf of Mexico.

Among the Fund’s ten largest holdings as of October 31, 2004, performance was positive for the reporting period. Power producer TXU Corp. was by far the top performer among the Fund’s ten largest holdings. Duke Energy Corp. and PG&E Corp. both delivered double-digit gains. Exelon Corp., the Fund’s largest holding as of October 31, 2004, and Entergy Corp. also performed well. The weakest performer was Dominion Resources Inc., which posted a slight gain for the reporting period.

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of 10/31/04

Cumulative Total Returns
Inception to 10/31/04
NAV	MARKET	INDEX
19.01%	18.98%	19.41%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (11/3/03).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of fifty of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 10.50%, while the Index returned 10.66%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Among the Fund’s ten largest holdings as of October 31, 2004, performance was mixed for the reporting period. Banks generally were strong performers, including the Fund’s top holding Bank of America Corp. and People’s Bank, contributing positively to Fund performance. DTE Energy Co. also performed well, benefiting from higher energy prices during the reporting period, and Unitrin Inc. posted gains. On the negative side, tobacco company Altria Group Inc. declined for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of 10/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.73%	21.58%	21.46%	24.87%	24.81%	24.59%	26.86%	26.80%	26.52%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/6/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market, and includes companies in the airlines, industrial transportation and industrial services industry sub-groups. The Fund invests in a representative sample of the securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 21.76%, while the Index returned 21.87%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Transportation-related companies generally performed well for the reporting period, benefiting from the improving economic environment. In particular, freight transportation shipping companies benefited from higher business activity levels.

Among the Fund’s ten largest holdings as of October 31, 2004, performance was positive. Freight companies Expeditors International Washington Inc. and Yellow Roadway Corp. were the two best performers for the reporting period, followed by Ryder System Inc. C.H. Robinson Worldwide Inc., which is a freight transportation and logistics company, posted strong gains. Railroad company Burlington Northern Santa Fe Corp. also performed well for the reporting period, as did the Fund’s largest holding as of October 31, 2004, FedEx Corp.

8	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (May 1, 2004)	Ending Account Value (October 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (May 1 to October 31, 2004)
Dow Jones U.S. Total Market
Actual	$1,000.00	$1,031.90	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Dow Jones U.S. Energy Sector
Actual	1,000.00	1,177.60	0.60	3.29
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	929.40	0.60	2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Technology Sector
Actual	1,000.00	1,022.00	0.60	3.06
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (May 1, 2004)	Ending Account Value (October 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (May 1 to October 31, 2004)
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$1,075.40	0.60%	$3.14
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Utilities Sector
Actual	1,000.00	1,139.10	0.60	3.24
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones Select Dividend
Actual	1,000.00	1,105.00	0.40	2.12
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Dow Jones Transportation Average
Actual	1,000.00	1,217.60	0.60	3.35
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.27%
ADVO Inc.[1]	1,056	$33,739
Catalina Marketing Corp.	1,763	45,150
Donnelley (R.H.) Corp.[2]	1,015	55,064
Getty Images Inc.1,[2]	1,478	87,394
Harte-Hanks Inc.	1,773	45,637
Interpublic Group of Companies Inc.[2]	13,993	171,554
Lamar Advertising Co.[1,2]	2,717	112,538
Omnicom Group Inc.	6,145	484,840
ValueVision Media Inc. Class A1,2	995	10,388

		1,046,304

AEROSPACE & DEFENSE – 1.50%
AAR Corp.[1,2]	1,012	11,888
Alliant Techsystems Inc.[1,2]	1,159	66,631
Boeing Co. (The)	23,335	1,164,416
Curtiss-Wright Corp. Class B	277	14,473
Engineered Support Systems Inc.[1]	946	45,446
Esterline Technologies Corp.[2]	727	22,973
General Dynamics Corp.	5,455	557,065
Goodrich (B.F.) Co.	3,891	119,960
Kaman Corp. Class A	735	8,085
L-3 Communications Holdings Inc.	3,542	233,524
Lockheed Martin Corp.	11,518	634,527
Northrop Grumman Corp.	11,630	601,852
Raytheon Co.	14,625	533,520
Rockwell Collins Inc.	5,324	188,842
Titan Corp. (The)[2]	2,682	39,801
United Defense Industries Inc.[2]	1,516	60,852
United Technologies Corp.[1]	16,719	1,551,858

		5,855,713

AGRICULTURE – 1.11%
Altria Group Inc.	66,965	3,245,124
Bunge Ltd.	3,633	173,403
Delta & Pine Land Co.[1]	1,156	30,426
Loews Corp. - Carolina Group[1]	1,890	51,143
Monsanto Co.	8,704	372,096
Reynolds American Inc.	2,749	189,296
Universal Corp.[1]	853	39,050
UST Inc.	5,478	225,474

		4,326,012

AIRLINES – 0.16%
AirTran Holdings Inc.[1,2]	2,937	34,128
Alaska Air Group Inc.[1,2]	868	22,863
AMR Corp.[1,2]	5,086	39,264
Continental Airlines Inc. Class B1,2	2,024	18,783
Delta Air Lines Inc.[1,2]	3,623	19,745
FLYi Inc.[1,2]	1,303	1,824
JetBlue Airways Corp.[1,2]	2,772	61,123
Northwest Airlines Corp.[1,2]	1,853	16,399
SkyWest Inc.[1]	2,000	34,160
Southwest Airlines Co.	22,917	361,401

		609,690

APPAREL – 0.40%
Coach Inc.[2]	6,041	281,692
Jones Apparel Group Inc.	4,150	146,495
Kellwood Co.	843	26,521
Liz Claiborne Inc.	3,487	142,549
Nike Inc. Class B	5,687	462,410
Phillips-Van Heusen Corp.	856	19,508
Polo Ralph Lauren Corp.	1,986	73,343
Quiksilver Inc.[2]	1,986	54,118
Reebok International Ltd.[1]	1,601	59,237
Russell Corp.	854	14,766
Stride Rite Corp.	1,465	15,163
Timberland Co. Class A2	760	46,664
Tommy Hilfiger Corp.[2]	2,765	26,544
Unifi Inc.[2]	1,896	6,162
VF Corp.	2,779	149,594
Wolverine World Wide Inc.	1,282	39,024

		1,563,790

AUTO MANUFACTURERS – 0.48%
Ford Motor Co.	57,418	748,157
General Motors Corp.[1]	15,019	578,982
Navistar International Corp.[2]	2,049	70,793
Oshkosh Truck Corp.	1,160	68,324
PACCAR Inc.	5,653	391,809
Wabash National Corp.[2]	871	21,409

		1,879,474

AUTO PARTS & EQUIPMENT – 0.26%
American Axle & Manufacturing Holdings Inc.	1,361	39,061

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
ArvinMeritor Inc.[1]	2,193	$40,921
BorgWarner Inc.	1,750	81,165
Cooper Tire & Rubber Co.	2,474	48,194
Dana Corp.	4,932	73,536
Delphi Corp.	16,053	135,006
Goodyear Tire & Rubber Co. (The)1,[2]	5,503	55,470
Johnson Controls Inc.	6,214	356,373
Lear Corp.	2,166	116,791
Modine Manufacturing Co.[1]	996	30,587
Superior Industries International Inc.[1]	713	19,444
Tower Automotive Inc.1,[2]	2,030	3,025
Visteon Corp.	4,359	30,992

		1,030,565

BANKS – 6.76%
AMCORE Financial Inc.	872	26,535
AmSouth Bancorp	11,551	304,831
Associated Bancorp[1]	3,216	111,563
Assurant Inc.	2,905	78,377
BancorpSouth Inc.	2,420	57,572
Bank of America Corp.	132,682	5,942,827
Bank of Hawaii Corp.	1,714	81,843
Bank of New York Co. Inc. (The)	25,243	819,388
Banknorth Group Inc.	5,487	193,526
BB&T Corp.	18,125	745,119
Cathay General Bancorp	1,632	64,301
Chittenden Corp.[1]	1,420	40,214
Citizens Banking Corp.[1]	1,314	43,033
City National Corp.	1,473	101,490
Colonial BancGroup Inc. (The)	4,530	98,074
Comerica Inc.	5,186	318,991
Commerce Bancorp Inc.[1]	2,593	153,609
Commerce Bancshares Inc.	2,137	104,927
Community First Bankshares Inc.	1,288	41,499
Compass Bancshares Inc.	4,033	192,656
Cullen/Frost Bankers Inc.	1,717	84,133
East West Bancorp Inc.	1,688	67,588
Fifth Third Bancorp	15,334	754,279
First BanCorp (Puerto Rico)	1,137	62,001
First Horizon National Corp.[1]	3,974	171,995
First Midwest Bancorp Inc.	1,597	55,751
First National Bankshares of Florida[1]	1,597	39,430
FirstMerit Corp.	2,483	64,881
FNB Corp. (Pennsylvania)[1]	1,551	31,842
Fremont General Corp.[1]	2,167	46,590
Fulton Financial Corp.[1]	3,924	84,209
Greater Bay Bancorp[1]	1,678	52,429
Hibernia Corp. Class A	5,117	148,393
Hudson United Bancorp	1,457	57,989
Huntington Bancshares Inc.	6,938	166,165
Investors Financial Services Corp.[1]	2,239	86,179
KeyCorp	13,315	447,251
M&T Bank Corp.	3,079	317,137
Marshall & Ilsley Corp.	6,737	282,752
Mellon Financial Corp.	13,868	400,785
Mercantile Bankshares Corp.	2,650	129,161
National City Corp.	19,046	742,223
North Fork Bancorp Inc.	9,629	424,639
Northern Trust Corp.	6,797	289,144
Old National Bancorp[1]	2,171	53,776
Pacific Capital Bancorp[1]	1,281	40,774
Park National Corp.[1]	389	50,531
PNC Financial Services Group	9,238	483,147
Popular Inc.	7,808	200,822
Provident Bankshares Corp.	959	33,306
Regions Financial Corp.	15,174	532,304
Republic Bancorp Inc.[1]	2,334	39,001
Silicon Valley Bancshares1,[2]	1,188	47,532
Sky Financial Group Inc.	3,588	96,445
South Financial Group Inc. (The)[1]	2,252	67,605
SouthTrust Corp.	10,869	473,562
Southwest Bancorp of Texas Inc.[1]	2,028	47,536
State Street Corp.	10,866	489,513
Sterling Bancshares Inc.[1]	1,462	20,717
SunTrust Banks Inc.	11,165	785,793
Susquehanna Bancshares Inc.[1]	1,609	40,016
Synovus Financial Corp.	8,325	226,357
TCF Financial Corp.[1]	4,366	137,616
Texas Regional Bancshares Inc. Class A1	1,476	47,129
TrustCo Bank Corp. NY1	2,277	30,489
Trustmark Corp.	1,729	54,515
U.S. Bancorp	61,397	1,756,568
UCBH Holdings Inc.[1]	1,414	60,929

12	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
UnionBanCal Corp.	1,603	$97,382
United Bancshares Inc.	1,303	47,781
Valley National Bancorp[1]	3,349	94,978
W Holding Co. Inc.	2,707	54,113
Wachovia Corp.	42,763	2,104,367
Wells Fargo & Co.	55,076	3,289,139
Westamerica Bancorp[1]	1,049	59,992
Whitney Holding Corp.	1,297	56,562
Wilmington Trust Corp.	2,195	75,859
Zions Bancorporation	2,944	194,804

		26,418,281

BEVERAGES – 1.96%
Anheuser-Busch Companies Inc.	26,186	1,307,991
Brown-Forman Corp. Class B	1,283	57,607
Coca-Cola Co. (The)	73,194	2,976,068
Coca-Cola Enterprises Inc.	8,262	172,758
Constellation Brands Inc.[2]	3,135	122,986
Coors (Adolph) Co. Class B	877	58,496
Pepsi Bottling Group Inc.	5,438	152,482
PepsiAmericas Inc.	2,091	42,343
PepsiCo Inc.	55,153	2,734,486
Robert Mondavi Corp. (The) Class A1,[2]	288	15,693

		7,640,910

BIOTECHNOLOGY – 1.43%
Affymetrix Inc.1,[2]	1,870	57,035
Alexion Pharmaceuticals Inc.1,[2]	664	11,849
Amgen Inc.[2]	41,340	2,348,112
Applera Corp. - Celera Genomics Group[2]	2,307	29,576
Biogen Idec Inc.[2]	11,068	643,715
Bio-Rad Laboratories Inc. Class A2	474	24,657
Cambrex Corp.	861	19,261
Celgene Corp.1,[2]	5,478	162,258
Cell Genesys Inc.[2]	1,163	7,629
Charles River Laboratories International Inc.[2]	2,064	96,575
Chiron Corp.[2]	3,636	117,879
CuraGen Corp.1,[2]	1,303	6,424
Enzo Biochem Inc.1,[2]	799	14,135
Enzon Pharmaceuticals Inc.[2]	1,441	23,301
Gene Logic Inc.1,[2]	874	2,884
Genentech Inc.[2]	15,168	690,599
Genzyme Corp.[2]	7,398	388,173
Human Genome Sciences Inc.1,[2]	4,220	43,424
ICOS Corp.1,[2]	1,891	42,585
Immunomedics Inc.1,[2]	1,316	3,751
Incyte Corp.1,[2]	2,175	22,620
InterMune Inc.1,[2]	1,011	13,113
Invitrogen Corp.[2]	1,714	99,241
Lexicon Genetics Inc.1,[2]	1,850	12,043
Martek Biosciences Corp.1,[2]	932	43,856
Maxygen Inc.1,[2]	1,004	9,638
MedImmune Inc.[2]	8,256	234,636
Millennium Pharmaceuticals Inc.1,[2]	9,862	128,009
Millipore Corp.[2]	1,592	73,216
Myriad Genetics Inc.1,[2]	1,225	21,707
Nektar Therapeutics1,[2]	2,865	41,285
Praecis Pharmaceuticals Inc.1,[2]	1,883	3,295
Protein Design Labs Inc.[2]	3,183	60,954
Regeneron Pharmaceuticals Inc.1,[2]	1,139	8,281
Savient Pharmaceuticals Inc.1,[2]	1,875	3,694
Telik Inc.1,[2]	1,252	23,099
Transkaryotic Therapies Inc.1,[2]	1,002	17,345
Vertex Pharmaceuticals Inc.[1,2]	2,467	26,841
XOMA Ltd.[1,2]	2,329	4,774

		5,581,469

BUILDING MATERIALS – 0.30%
American Standard Companies Inc.[2]	5,817	212,728
Eagle Materials Inc.[1]	369	25,502
Eagle Materials Inc. Class B	303	20,246
ElkCorp	581	16,355
Florida Rock Industries Inc.	1,138	58,778
Lafarge North America Inc.	1,007	49,343
Martin Marietta Materials Inc.	1,596	72,666
Masco Corp.	14,456	495,263
Texas Industries Inc.	720	36,670
USG Corp.[1,2]	889	19,905
Vulcan Materials Co.	2,725	135,650
York International Corp.	1,296	41,265

		1,184,371

CHEMICALS – 1.60%
Air Products & Chemicals Inc.	6,997	372,100
Airgas Inc.	2,174	53,480

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Albemarle Corp.	1,160	$41,586
Ashland Inc.	2,342	134,946
Cabot Corp.	2,008	68,433
Cabot Microelectronics Corp.[1,2]	864	31,130
Crompton Corp.	3,906	36,326
Cytec Industries Inc.	1,145	53,254
Dow Chemical Co. (The)	30,543	1,372,602
Du Pont (E.I.) de Nemours and Co.	32,619	1,398,377
Eastman Chemical Co.[1]	2,481	117,773
Ecolab Inc.[1]	6,081	205,842
Engelhard Corp.	4,185	118,435
Ferro Corp.[1]	1,422	29,962
FMC Corp.[1,2]	1,037	45,472
Fuller (H.B.) Co.	886	23,833
Georgia Gulf Corp.	1,144	51,789
Great Lakes Chemical Corp.[1]	1,504	38,532
Hercules Inc.[1,2]	3,336	47,638
International Flavors & Fragrances Inc.	2,523	98,523
Lubrizol Corp.	2,238	77,726
Lyondell Chemical Co.[1]	5,382	123,678
MacDermid Inc.	707	22,313
Millennium Chemicals Inc.[1,2]	2,028	43,561
Minerals Technologies Inc.[1]	700	42,070
Mosaic Co. (The)[2]	4,365	65,650
Olin Corp.	2,492	46,600
OM Group Inc.[2]	881	29,064
PPG Industries Inc.	5,512	351,390
Praxair Inc.	10,503	443,227
Rohm & Haas Co.	4,734	200,674
RPM International Inc.	3,782	66,677
Schulman (A.) Inc.[1]	1,042	20,684
Sensient Technologies Corp.[1]	1,450	31,494
Sherwin-Williams Co. (The)	3,919	167,420
Sigma-Aldrich Corp.	1,874	104,269
Valspar Corp. (The)	1,591	74,236
Wellman Inc.[1]	1,154	8,517

		6,259,283

COAL – 0.09%
Arch Coal Inc.[1]	1,758	57,170
CONSOL Energy Inc.	2,827	100,076
Massey Energy Co.	2,468	66,463
Peabody Energy Corp.	2,068	131,897

		355,606

COMMERCIAL SERVICES – 1.37%
Accenture Ltd.[2]	14,574	352,837
ADESA Inc.[2]	3,332	67,140
Albany Molecular Research Inc.[1,2]	724	6,241
Alliance Data Systems Corp.[2]	1,465	61,940
Apollo Group Inc. Class A2	5,190	342,540
ARAMARK Corp. Class B	3,425	77,234
Arbitron Inc.[2]	1,010	36,532
Banta Corp.	864	35,148
BearingPoint Inc.[2]	5,960	51,852
Block (H & R) Inc.	5,067	240,936
Bowne & Co. Inc.	1,167	14,506
Career Education Corp.[2]	3,454	108,352
Cendant Corp.	33,105	681,632
Chemed Corp.	474	28,653
ChoicePoint Inc.[2]	2,873	119,603
Convergys Corp.[2]	4,657	60,588
Corinthian Colleges Inc.[2]	2,930	42,075
Corporate Executive Board Co. (The)[1]	1,336	85,036
Corrections Corp. of America[2]	1,054	36,626
Deluxe Corp.	1,712	65,210
DeVry Inc.[1,2]	2,017	29,448
Donnelley (R.R.) & Sons Co.	7,258	228,264
Education Management Corp.[2]	1,980	53,104
Equifax Inc.	4,629	121,048
First Health Group Corp.[2]	3,199	50,928
Forrester Research Inc.[2]	561	8,653
FTI Consulting Inc.[1,2]	1,433	26,883
Hewitt Associates Inc. Class A1,2	1,509	42,297
Hudson Highland Group Inc.[1,2]	268	7,655
Interactive Data Corp.[1,2]	1,162	22,926
Iron Mountain Inc.[1,2]	3,662	121,029
ITT Educational Services Inc.[1,2]	1,445	54,924
Laureate Education Inc.[2]	1,429	56,045
Manpower Inc.	2,946	133,306
McKesson Corp.	8,910	237,541
MoneyGram International Inc.	3,032	56,395
Moody’s Corp.	4,088	318,087

14	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
MPS Group Inc.[2]	3,346	$35,233
Navigant Consulting Inc.[2]	1,710	42,528
NCO Group Inc.[1,2]	809	21,641
PAREXEL International Corp.[2]	876	16,863
Paychex Inc.	10,925	358,274
Pharmaceutical Product Development Inc.[1,2]	1,603	67,695
Pre-Paid Legal Services Inc.[1,2]	463	12,913
PRG-Schultz International Inc.[2]	2,034	10,536
Quanta Services Inc.[2]	3,690	24,797
Rent-A-Center Inc.[2]	2,652	63,622
Robert Half International Inc.	5,491	145,676
Service Corp. International[2]	11,300	74,693
ServiceMaster Co. (The)	9,696	124,497
Sotheby’s Holdings Inc. Class A1,2	1,449	27,082
Spherion Corp.[2]	1,875	13,481
Stewart Enterprises Inc. Class A2	3,050	21,716
Strayer Education Inc.	442	42,892
TeleTech Holdings Inc.[1,2]	1,177	11,770
United Rentals Inc.[1,2]	2,320	35,844
Valassis Communications Inc.[2]	1,602	55,077
Viad Corp.	758	16,320
Weight Watchers International Inc.[1,2]	1,450	52,084

		5,358,448

COMPUTERS – 3.93%
Advanced Digital Information Corp.[2]	2,045	18,303
Affiliated Computer Services Inc. Class A1,2	3,931	214,436
Agilysys Inc.	1,145	19,568
Apple Computer Inc.[2]	12,309	646,592
BISYS Group Inc. (The)[2]	3,926	57,320
Brocade Communications Systems Inc.[2]	8,570	58,190
CACI International Inc. Class A2	1,016	61,946
Cadence Design Systems Inc.[1,2]	8,868	110,318
Ceridian Corp.[2]	5,035	86,854
CIBER Inc.[1,2]	1,871	16,914
Cognizant Technology Solutions Corp.[2]	4,302	146,268
Computer Sciences Corp.[2]	6,130	304,477
Dell Inc.[2]	72,387	2,537,888
Diebold Inc.[1]	2,334	111,682
DST Systems Inc.[2]	2,266	101,630
Echelon Corp.[1,2]	1,164	8,218
Electronic Data Systems Corp.	16,459	350,083
Electronics For Imaging Inc.[1,2]	1,741	31,408
EMC Corp.[2]	79,197	1,019,265
FactSet Research Systems Inc.	693	34,539
Gateway Inc.[2]	7,636	44,671
Henry (Jack) & Associates Inc.	2,454	45,743
Hewlett-Packard Co.	89,067	1,661,990
Hutchinson Technology Inc.[1,2]	866	29,106
Imation Corp.[1]	1,180	36,899
InFocus Corp.[1,2]	1,303	8,391
Intergraph Corp.[2]	1,192	29,723
International Business Machines Corp.	56,124	5,037,129
Iomega Corp.[2]	1,584	7,286
Kronos Inc.[1,2]	1,056	51,797
Lexar Media Inc.[1,2]	2,229	15,068
Lexmark International Inc.[2]	4,138	343,909
Maxtor Corp.[2]	8,296	24,556
McDATA Corp. Class A2	2,758	17,320
McDATA Corp. Class B1,2	708	4,248
Mentor Graphics Corp.[1,2]	2,178	25,352
Mercury Computer Systems Inc.[1,2]	718	18,133
MICROS Systems Inc.[2]	589	34,822
M-Systems Flash Disk Pioneers Ltd.[1,2]	999	14,046
National Instruments Corp.[1]	1,681	46,278
NCR Corp.[2]	3,127	176,206
Network Appliance Inc.[2]	11,828	289,431
PalmOne Inc.[1,2]	1,289	37,342
Perot Systems Corp. Class A2	2,311	37,045
Quantum Corp.[1,2]	5,359	14,362
RadiSys Corp.[2]	566	7,516
Reynolds & Reynolds Co. (The) Class A	2,140	52,665
SanDisk Corp.[1,2]	5,228	109,108
Seagate Technology	7,156	90,452
Silicon Graphics Inc.[1,2]	5,959	7,687
Silicon Storage Technology Inc.[2]	2,752	20,502
Storage Technology Corp.[2]	3,476	93,922
Sun Microsystems Inc.[2]	108,874	493,199
SunGard Data Systems Inc.[2]	9,424	249,642
Synopsys Inc.[2]	5,118	83,116

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Unisys Corp.[2]	10,716	$113,804
Western Digital Corp.[2]	6,626	55,195

		15,363,560

COSMETICS & PERSONAL CARE – 2.09%
Alberto-Culver Co.	2,609	117,040
Avon Products Inc.	15,330	606,301
Colgate-Palmolive Co.	17,251	769,740
Estee Lauder Companies Inc. Class A	3,926	168,622
Gillette Co. (The)	29,656	1,230,131
Kimberly-Clark Corp.	16,184	965,699
Procter & Gamble Co.	83,868	4,292,364

		8,149,897

DISTRIBUTION & WHOLESALE – 0.24%
CDW Corp.	2,089	129,581
Fastenal Co.[1]	2,195	121,230
Genuine Parts Co.	5,573	222,307
Grainger (W.W.) Inc.[1]	2,652	155,381
Hughes Supply Inc.	2,100	59,661
Ingram Micro Inc. Class A2	4,161	71,777
SCP Pool Corp.[1]	1,599	46,675
Tech Data Corp.[2]	1,866	75,368
United Stationers Inc.[1,2]	1,154	51,353

		933,333

DIVERSIFIED FINANCIAL SERVICES – 7.42%
Affiliated Managers Group Inc.[1,2]	911	50,870
American Express Co.	36,702	1,947,775
AmeriCredit Corp.[1,2]	4,952	96,069
Ameritrade Holding Corp.[2]	9,310	121,216
Bear Stearns Companies Inc. (The)	3,390	321,202
Capital One Financial Corp.	7,829	577,467
CapitalSource Inc.[1,2]	2,202	49,325
Chicago Mercantile Exchange Holdings Inc.[1]	934	164,132
CIT Group Inc.[1]	6,956	281,022
Citigroup Inc.	168,668	7,483,799
Countrywide Financial Corp.	18,398	587,448
Doral Financial Corp.	3,018	126,696
E*TRADE Financial Corp.[2]	12,036	155,264
Eaton Vance Corp.	1,933	84,317
Edwards (A.G.) Inc.	2,625	95,182
Federal Home Loan Mortgage Corp.	22,420	1,493,172
Federal National Mortgage Association	31,492	2,209,164
Federated Investors Inc. Class B	3,087	89,492
Franklin Resources Inc.	4,499	272,729
Friedman, Billings, Ramsey Group Inc. Class A1	4,733	81,124
Goldman Sachs Group Inc. (The)	13,473	1,325,474
IndyMac Bancorp Inc.	1,924	62,068
Investment Technology Group Inc.[1,2]	1,614	24,856
Janus Capital Group Inc.	7,676	117,059
Jefferies Group Inc.	1,623	65,131
JP Morgan Chase & Co.	116,216	4,485,938
Knight Trading Group Inc.[1,2]	3,519	36,562
LaBranche & Co. Inc.[1,2]	1,135	8,047
Legg Mason Inc.[1]	3,223	205,337
Lehman Brothers Holdings Inc.	8,892	730,478
MBNA Corp.	36,977	947,721
Merrill Lynch & Co. Inc.	28,140	1,517,872
Morgan Stanley	32,734	1,672,380
Piper Jaffray Companies Inc.[1,2]	628	27,462
Providian Financial Corp.[2]	9,706	150,928
Raymond James Financial Inc.	1,969	51,391
Schwab (Charles) Corp. (The)	35,982	329,235
SLM Corp.	14,220	643,597
SWS Group Inc.[1]	583	11,194
T. Rowe Price Group Inc.	4,069	226,928
W.P. Stewart & Co. Ltd.[1]	880	17,776
Waddell & Reed Financial Inc. Class A1	2,597	54,563

		28,999,462

ELECTRIC – 2.92%
AES Corp. (The)[2]	19,985	217,836
Allegheny Energy Inc.[1,2]	4,206	77,012
ALLETE Inc.	867	29,461
Alliant Energy Corp.	3,839	101,273
Ameren Corp.	6,275	301,200
American Electric Power Co. Inc.	12,768	420,450
Aquila Inc.[2]	6,376	20,212
Avista Corp.	1,604	28,519
Black Hills Corp.[1]	1,011	29,784
Calpine Corp.[1,2]	13,636	33,954
CenterPoint Energy Inc.[1]	8,996	94,548
Cinergy Corp.[1]	5,391	213,052

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Cleco Corp.	1,583	$28,842
CMS Energy Corp.[1,2]	6,619	61,954
Consolidated Edison Inc.[1]	7,795	338,693
Constellation Energy Group Inc.	5,766	234,215
Dominion Resources Inc.	10,824	696,200
DPL Inc.	3,790	81,864
DTE Energy Co.	5,683	242,721
Duke Energy Corp.	30,571	749,907
Duquesne Light Holdings Inc.[1]	2,595	44,530
Edison International	9,882	301,401
El Paso Electric Co.[2]	1,741	28,988
Energy East Corp.[1]	4,799	120,935
Entergy Corp.	7,353	480,592
Exelon Corp.	21,499	851,790
FirstEnergy Corp.	10,649	440,123
FPL Group Inc.	5,513	379,846
Great Plains Energy Inc.[1]	2,541	72,393
Hawaiian Electric Industries Inc.[1]	2,751	77,138
IDACORP Inc.[1]	1,301	40,305
MDU Resources Group Inc.	3,691	94,674
NiSource Inc.	8,689	186,379
Northeast Utilities	4,320	83,506
NRG Energy Inc.[2]	2,590	71,847
NSTAR	1,741	86,127
OGE Energy Corp.[1]	2,872	72,863
Pepco Holdings Inc.[1]	5,813	119,806
PG&E Corp.[2]	12,740	408,190
Pinnacle West Capital Corp.	3,046	129,821
PNM Resources Inc.[1]	1,950	45,396
PPL Corp.	6,101	317,252
Progress Energy Inc.	7,948	328,252
Public Service Enterprise Group Inc.[1]	7,688	327,432
Puget Energy Inc.	3,070	71,408
Reliant Energy Inc.[2]	9,540	98,071
SCANA Corp.	3,345	124,099
Sierra Pacific Resources Corp.[1,2]	3,462	33,235
Southern Co. (The)	24,038	759,360
TECO Energy Inc.	6,082	85,148
Texas Genco Holdings Inc.[1]	442	20,641
TXU Corp.	9,737	596,099
UniSource Energy Corp.[1]	1,152	28,328
Westar Energy Inc.	2,922	61,216
Wisconsin Energy Corp.	3,915	127,786
WPS Resources Corp.[1]	1,141	54,197
Xcel Energy Inc.	13,042	223,018

		11,393,889

ELECTRICAL COMPONENTS & EQUIPMENT – 0.40%
American Power Conversion Corp.	5,907	113,887
AMETEK Inc.	2,304	75,848
Artesyn Technologies Inc.[1,2]	1,310	12,707
Belden CDT Inc.[1]	1,480	32,900
C&D Technologies Inc.	878	15,716
Emerson Electric Co.	13,760	881,328
Energizer Holdings Inc.[1,2]	2,451	113,800
General Cable Corp.[1,2]	1,022	12,571
GrafTech International Ltd.[2]	3,201	29,641
Hubbell Inc. Class B1	1,605	73,381
Littelfuse Inc.[2]	719	23,454
Molex Inc.	2,508	74,162
Molex Inc. Class A	2,790	71,759
Power-One Inc.[2]	2,321	16,293

		1,547,447

ELECTRONICS – 0.86%
Agilent Technologies Inc.[2]	14,321	358,884
Amphenol Corp. Class A2	2,975	102,132
Applera Corp. - Applied Biosystems Group	6,362	121,387
Arrow Electronics Inc.[2]	3,731	89,395
Avnet Inc.[2]	4,038	68,484
AVX Corp.[1]	1,882	22,584
Benchmark Electronics Inc.[2]	1,288	43,753
Checkpoint Systems Inc.[1,2]	1,149	19,648
Coherent Inc.[1,2]	1,009	24,347
CTS Corp.[1]	1,010	13,342
Cymer Inc.[2]	1,161	33,112
Dionex Corp.[2]	733	41,048
Electro Scientific Industries Inc.[2]	880	14,925
Fisher Scientific International Inc.[2]	3,680	211,085
Flextronics International Ltd.[2]	18,174	218,997
FLIR Systems Inc.[1,2]	1,037	55,179
Garmin Ltd.[1]	1,884	94,200
Gentex Corp.[1]	2,466	81,403

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Jabil Circuit Inc.[2]	5,369	$130,520
KEMET Corp.[2]	2,908	22,566
Methode Electronics Inc.[1]	1,181	15,861
Mettler Toledo International Inc.[2]	1,298	62,174
Molecular Devices Corp.[2]	578	11,569
Orbotech Ltd.[2]	1,020	17,248
Park Electrochemical Corp.[1]	581	12,207
Parker Hannifin Corp.	3,912	276,305
PerkinElmer Inc.	4,056	83,310
Photon Dynamics Inc.[2]	580	10,614
Plexus Corp.[1,2]	1,439	17,829
Sanmina-SCI Corp.[2]	17,481	139,848
Solectron Corp.[2]	32,062	167,364
Symbol Technologies Inc.	7,770	114,141
Taser International Inc.[1,2]	856	35,010
Technitrol Inc.[2]	1,161	18,948
Tektronix Inc.	3,037	92,112
Thermo Electron Corp.[2]	5,199	150,771
Thomas & Betts Corp.	1,886	53,449
Trimble Navigation Ltd.[1,2]	1,569	45,015
Varian Inc.[2]	1,157	42,207
Vishay Intertechnology Inc.[1,2]	4,793	61,973
Waters Corp.[2]	4,041	166,853

		3,361,799

ENERGY – ALTERNATE SOURCES – 0.00%
FuelCell Energy Inc.[1,2]	1,156	14,259

		14,259

ENGINEERING & CONSTRUCTION – 0.10%
Dycom Industries Inc.[2]	1,599	52,207
EMCOR Group Inc.[2]	561	22,199
Fluor Corp.[1]	2,741	127,292
Granite Construction Inc.	1,170	28,408
Insituform Technologies Inc. Class A1,2	869	17,224
Jacobs Engineering Group Inc.[2]	1,732	70,544
McDermott International Inc.[2]	2,036	27,791
Shaw Group Inc. (The)[1,2]	2,132	25,989

		371,654

ENTERTAINMENT – 0.17%
Alliance Gaming Corp.[1,2]	1,396	12,913
GTECH Holdings Corp.	3,742	88,573
International Game Technology Inc.	11,455	378,473
International Speedway Corp. Class A	857	40,313
Macrovision Corp.[2]	1,448	39,154
Metro-Goldwyn-Mayer Inc.	2,503	29,585
Pinnacle Entertainment Inc.[1,2]	889	13,068
Scientific Games Corp. Class A2	2,025	42,889
Six Flags Inc.[2]	3,182	16,037

		661,005

ENVIRONMENTAL CONTROL – 0.23%
Allied Waste Industries Inc.[2]	8,118	66,243
Casella Waste Systems Inc. Class A2	744	9,240
Ionics Inc.[1,2]	586	16,701
Republic Services Inc.	4,502	138,662
Stericycle Inc.[2]	1,454	65,910
Tetra Tech Inc.[1,2]	1,918	25,203
Waste Connections Inc.[1,2]	1,626	51,252
Waste Management Inc.	19,007	541,319

		914,530

FOOD – 1.66%
Albertson’s Inc.[1]	10,464	238,684
American Italian Pasta Co. Class A1	587	11,916
Archer-Daniels-Midland Co.	19,393	375,642
Campbell Soup Co.	8,349	224,087
Chiquita Brands International Inc.[2]	1,312	23,642
ConAgra Foods Inc.	17,065	450,516
Corn Products International Inc.[1]	1,150	56,580
Dean Foods Co.[2]	5,056	150,922
Del Monte Foods Co.[2]	6,064	64,764
Dreyer’s Grand Ice Cream Holdings Inc.	787	63,180
Flowers Foods Inc.[1]	1,168	29,620
General Mills Inc.	9,697	429,092
Hain Celestial Group Inc.[1,2]	999	16,164
Heinz (H.J.) Co.	11,364	413,081
Hershey Foods Corp.	5,506	279,099
Hormel Foods Corp.[1]	2,476	69,600
Kellogg Co.	7,609	327,187
Kraft Foods Inc.[1]	8,495	282,968
Kroger Co.[2]	22,403	338,509
McCormick & Co. Inc. NVS	3,970	140,657
Performance Food Group Co.[1,2]	1,468	34,146
Ralcorp Holdings Inc.	1,013	37,228
Safeway Inc.[2]	14,345	261,653

18	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Sara Lee Corp.	25,860	$602,021
Smithfield Foods Inc.[2]	2,930	70,994
Smucker (J.M.) Co. (The)	1,872	83,304
SUPERVALU Inc.	4,494	132,528
Sysco Corp.	20,906	674,637
Tootsie Roll Industries Inc.	760	23,043
Tyson Foods Inc. Class A	7,839	113,665
Whole Foods Market Inc.	2,019	164,407
Wild Oats Markets Inc.[2]	731	4,444
Winn-Dixie Stores Inc.[1]	2,645	9,099
Wrigley (William Jr.) Co.	4,527	296,066

		6,493,145

FOREST PRODUCTS & PAPER – 0.50%
Boise Cascade Corp.	2,898	85,549
Bowater Inc.[1]	1,882	69,333
Caraustar Industries Inc.[1,2]	1,015	15,093
Georgia-Pacific Corp.	7,530	260,463
International Paper Co.	15,818	609,151
Louisiana-Pacific Corp.	3,189	78,162
MeadWestvaco Corp.	6,667	210,210
Pope & Talbot Inc.	427	6,439
Potlatch Corp.[1]	1,005	47,325
Temple-Inland Inc.	1,746	103,224
Wausau-Mosinee Paper Corp.[1]	1,411	22,068
Weyerhaeuser Co.	7,245	453,827

		1,960,844

GAS – 0.29%
AGL Resources Inc.	1,898	59,218
Atmos Energy Corp.	1,990	51,362
Energen Corp.	1,016	54,640
KeySpan Corp.	5,208	208,060
New Jersey Resources Corp.	838	34,450
Nicor Inc.[1]	1,445	54,216
Northwest Natural Gas Co.[1]	872	27,642
NUI Corp.[1]	427	5,747
ONEOK Inc.[1]	3,138	84,161
Peoples Energy Corp.[1]	1,161	49,668
Piedmont Natural Gas Co.[1]	1,081	49,218
Sempra Energy	6,733	225,825
Southern Union Co.[1,2]	2,217	48,707
UGI Corp.	1,760	67,989
Vectren Corp.	2,602	67,314
WGL Holdings Inc.	1,591	45,264

		1,133,481

HAND & MACHINE TOOLS – 0.12%
Black & Decker Corp.	2,654	213,063
Kennametal Inc.	1,197	55,696
Regal-Beloit Corp.[1]	697	16,310
Snap-On Inc.	1,718	50,475
Stanley Works (The)	2,742	122,074

		457,618

HEALTH CARE - PRODUCTS – 3.64%
Advanced Medical Optics Inc.[1,2]	1,260	49,266
Alcon Inc.[1]	2,496	177,715
ArthroCare Corp.[1,2]	595	18,332
Bard (C.R.) Inc.	3,310	188,008
Bausch & Lomb Inc.	1,724	105,095
Baxter International Inc.	19,978	614,523
Beckman Coulter Inc.	2,041	121,439
Becton, Dickinson & Co.	7,754	407,085
Biomet Inc.	7,699	359,389
Biosite Inc.[1,2]	594	28,993
Bioveris Corp.[2]	709	4,570
Boston Scientific Corp.[2]	19,771	697,916
Cooper Companies Inc.[1]	1,123	79,003
Cyberonics Inc.[1,2]	587	11,018
Cytyc Corp.[2]	3,476	90,689
Dade Behring Holdings Inc.[2]	1,370	77,117
Datascope Corp.	443	14,380
DENTSPLY International Inc.	2,326	120,975
Diagnostic Products Corp.	774	34,172
Edwards Lifesciences Corp.[1,2]	2,023	69,146
Gen-Probe Inc.[2]	1,521	53,296
Guidant Corp.	10,312	686,985
Haemonetics Corp.[2]	870	28,579
Henry Schein Inc.[2]	1,451	91,747
Hillenbrand Industries Inc.	1,877	93,437
IDEXX Laboratories Inc.[2]	1,154	57,515
INAMED Corp.[2]	1,158	61,548
Invacare Corp.	1,007	46,503
Johnson & Johnson	96,820	5,652,352
Medtronic Inc.	39,500	2,018,845

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Mentor Corp.	1,135	$39,498
Oakley Inc.	864	10,973
Patterson Companies Inc.[1,2]	3,780	141,750
PolyMedica Corp.[1]	886	31,010
PSS World Medical Inc.[2]	2,315	26,078
ResMed Inc.[1,2]	1,054	49,538
Respironics Inc.[2]	1,184	60,491
St. Jude Medical Inc.[2]	5,749	440,201
Steris Corp.[2]	2,325	48,197
Stryker Corp.	8,958	386,000
Sybron Dental Specialties Inc.[1,2]	1,309	42,634
TECHNE Corp.[2]	1,194	43,008
Varian Medical Systems Inc.[2]	4,444	178,427
Viasys Healthcare Inc.[2]	873	14,920
VISX Inc.[2]	1,461	24,369
Zimmer Holdings Inc.[2]	7,971	618,470

		14,215,202

HEALTH CARE - SERVICES – 1.44%
Aetna Inc.	4,964	471,580
AMERIGROUP Corp.[2]	881	52,860
Anthem Inc.[2]	4,534	364,534
Apria Healthcare Group Inc.[1,2]	1,752	47,935
Beverly Enterprises Inc.[1,2]	3,339	29,016
Community Health Systems Inc.[2]	2,973	79,736
Covance Inc.[2]	1,943	77,176
Coventry Health Care Inc.[2]	2,394	97,915
DaVita Inc.[2]	3,336	98,812
HCA Inc.[1]	14,974	549,995
Health Management Associates Inc. Class A1	7,786	160,859
Health Net Inc.[2]	3,793	92,018
Humana Inc.[2]	5,361	102,663
Laboratory Corp. of America Holdings[1,2]	4,540	207,932
LifePoint Hospitals Inc.[2]	1,078	34,949
Lincare Holdings Inc.[1,2]	3,213	118,110
Manor Care Inc.	2,817	92,229
OCA Inc.[1,2]	1,444	5,964
Odyssey Healthcare Inc.[1,2]	1,127	8,700
PacifiCare Health Systems Inc.[1,2]	2,715	96,708
Pediatrix Medical Group Inc.[2]	727	40,894
Province Healthcare Co.[2]	1,577	33,811
Quest Diagnostics Inc.[1]	2,635	230,668
Renal Care Group Inc.[2]	2,088	65,897
Select Medical Corp.	3,268	56,177
Sunrise Senior Living Inc.[2]	579	22,066
Tenet Healthcare Corp.[2]	15,353	164,584
Triad Hospitals Inc.[1,2]	2,597	85,779
UnitedHealth Group Inc.	21,624	1,565,578
Universal Health Services Inc. Class B	1,844	76,637
WellPoint Health Networks Inc.[2]	5,162	504,121

		5,635,903

HOLDING COMPANIES - DIVERSIFIED – 0.02%
Leucadia National Corp.[1]	1,435	84,880

		84,880

HOME BUILDERS – 0.38%
Beazer Homes USA Inc.[1]	413	45,339
Centex Corp.	4,076	211,707
Champion Enterprises Inc.[1,2]	2,304	25,091
D.R. Horton Inc.	7,078	212,340
Fleetwood Enterprises Inc.[1,2]	1,856	23,367
Hovnanian Enterprises Inc. Class A1,2	1,144	42,946
KB Home	1,157	95,163
Lennar Corp. Class A1	4,066	182,889
Lennar Corp. Class B	310	12,797
M.D.C. Holdings Inc.	713	54,723
Monaco Coach Corp.	1,011	17,945
NVR Inc.[2]	187	117,249
Pulte Homes Inc.	3,352	183,958
Ryland Group Inc.[1]	807	76,980
Standard-Pacific Corp.	1,029	57,778
Thor Industries Inc.[1]	1,180	32,816
Toll Brothers Inc.[1,2]	1,549	71,796
Winnebago Industries Inc.[1]	1,142	35,859

		1,500,743

HOME FURNISHINGS – 0.18%
Ethan Allen Interiors Inc.[1]	1,171	44,603
Furniture Brands International Inc.	1,732	37,775
Harman International Industries Inc.	2,156	259,108
La-Z-Boy Inc.[1]	1,710	22,555
Leggett & Platt Inc.	6,278	176,600
Maytag Corp.[1]	2,502	43,535
Whirlpool Corp.	1,898	111,507

		695,683

20	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.29%
American Greetings Corp. Class A	2,035	$53,826
Avery Dennison Corp.	3,182	193,593
Blyth Inc.	1,150	34,580
Church & Dwight Co. Inc.	1,959	53,324
Clorox Co.	4,995	272,727
Fortune Brands Inc.	4,656	339,050
Fossil Inc.[2]	1,320	39,283
Scotts Co. (The) Class A2	696	44,697
Tupperware Corp.[1]	1,748	29,174
WD-40 Co.[1]	566	15,998
Yankee Candle Co. Inc. (The)[2]	1,498	41,495

		1,117,747

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	9,034	194,773
Toro Co.	739	50,437

		245,210

INSURANCE – 4.38%
ACE Ltd.	9,154	348,401
AFLAC Inc.	16,474	591,087
Allmerica Financial Corp.[2]	1,743	52,464
Allstate Corp. (The)	22,670	1,090,200
Ambac Financial Group Inc.	3,482	271,805
American Financial Group Inc.	1,163	34,425
American International Group Inc.	74,670	4,533,216
American National Insurance Co.[1]	552	58,032
AmerUs Group Co.[1]	1,354	56,570
AON Corp.	8,345	170,321
Axis Capital Holdings Ltd.	3,803	95,303
Berkley (W.R.) Corp.	2,315	98,943
Brown & Brown Inc.[1]	1,869	78,049
Chubb Corp.	6,196	446,917
CIGNA Corp.	4,504	285,824
Cincinnati Financial Corp.	5,112	213,426
CNA Financial Corp.[2]	999	23,876
Commerce Group Inc.	1,018	51,521
Conseco Inc.[1,2]	5,081	85,158
Delphi Financial Group Inc. Class A	879	35,925
Endurance Specialty Holdings Ltd.	1,385	45,913
Erie Indemnity Co. Class A	886	44,406
Everest Re Group Ltd.	1,843	146,279
Fidelity National Financial Inc.	5,176	195,342
First American Corp.	2,670	83,277
Gallagher (Arthur J.) & Co.	3,046	85,593
Hartford Financial Services Group Inc.	9,427	551,291
HCC Insurance Holdings Inc.[1]	2,236	66,409
Hilb, Rogal & Hobbs Co.[1]	973	30,844
Horace Mann Educators Corp.	1,304	22,168
IPC Holdings Ltd.	1,180	47,743
Jefferson-Pilot Corp.	4,672	225,611
Lincoln National Corp.	5,781	253,208
Loews Corp.	4,102	245,710
Markel Corp.[1,2]	310	98,580
Marsh & McLennan Companies Inc.	15,983	442,090
MBIA Inc.	4,600	266,156
Mercury General Corp.	872	44,847
MetLife Inc.	13,574	520,563
MGIC Investment Corp.	3,227	207,528
Montpelier Re Holdings Ltd.	1,617	60,266
Nationwide Financial Services Inc.	1,907	65,982
Ohio Casualty Corp.[1,2]	1,885	39,359
Old Republic International Corp.	5,643	131,764
PartnerRe Ltd.	1,726	100,367
Philadelphia Consolidated Holding Corp.[2]	607	35,194
Phoenix Companies Inc.[1]	2,708	28,569
Platinum Underwriters Holdings Ltd.	986	28,840
PMI Group Inc. (The)	3,222	125,078
Presidential Life Corp.	726	11,601
Principal Financial Group Inc.	10,115	381,942
Progressive Corp. (The)	6,153	575,613
Protective Life Corp.	2,160	84,888
Prudential Financial Inc.	17,004	790,176
Radian Group Inc.	3,036	145,515
Reinsurance Group of America Inc.[1]	1,123	48,379
RenaissanceRe Holdings Ltd.[1]	2,166	101,412
SAFECO Corp.[1]	4,453	205,907
Selective Insurance Group Inc.[1]	864	33,765
St. Paul Travelers Companies Inc.	21,922	744,471
StanCorp Financial Group Inc.	887	66,862
Torchmark Corp.	3,574	193,067
Transatlantic Holdings Inc.[1]	893	52,017
Unitrin Inc.[1]	1,458	62,956

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
UNUMProvident Corp.[1]	8,817	$120,440
White Mountains Insurance Group Ltd.[1]	235	119,897
Willis Group Holdings Ltd.	4,877	175,328
XL Capital Ltd. Class A	4,522	327,845

		17,102,521

INTERNET – 1.51%
Agile Software Corp.[2]	1,456	12,434
Akamai Technologies Inc.[1,2]	3,799	52,616
Amazon.com Inc.[1,2]	9,666	329,901
Ariba Inc.[2]	1,791	27,492
Ask Jeeves Inc.[1,2]	1,943	50,091
Avocent Corp.[2]	1,609	57,280
Check Point Software Technologies Ltd.[1,2]	5,825	131,767
CheckFree Corp.[1,2]	2,209	68,479
CNET Networks Inc.[1,2]	4,047	33,064
Digital River Inc.[1,2]	1,041	34,665
DoubleClick Inc.[1,2]	4,334	27,564
E.piphany Inc.[2]	2,462	10,784
EarthLink Inc.[2]	4,356	44,997
eBay Inc.[2]	16,095	1,571,033
Entrust Inc.[2]	1,611	5,316
eResearch Technology Inc.[1,2]	1,510	17,652
F5 Networks Inc.[1,2]	906	36,195
Google Inc. Class A1,2	713	135,973
IAC/InterActiveCorp[2]	16,346	353,401
Internet Security Systems Inc.[2]	1,582	34,424
Interwoven Inc.[2]	1,340	12,154
Keynote Systems Inc.[2]	266	3,741
Macromedia Inc.[2]	2,366	64,213
MatrixOne Inc.[1,2]	1,449	8,259
McAfee Inc.[2]	5,262	127,340
Monster Worldwide Inc.[1,2]	3,529	98,988
NetBank Inc.	1,592	14,774
NetFlix Inc.[1,2]	857	8,116
Openwave Systems Inc.[1,2]	2,087	24,564
PC-Tel Inc.[2]	579	4,464
Priceline.com Inc.[1,2]	688	13,719
RealNetworks Inc.[2]	3,635	17,630
RSA Security Inc.[2]	2,276	46,567
S1 Corp.[2]	2,168	20,358
SonicWALL Inc.[2]	1,751	8,755
Stamps.com Inc.	739	10,257
Symantec Corp.[2]	10,338	588,646
TIBCO Software Inc.[2]	5,778	56,162
United Online Inc.[2]	1,611	15,127
VeriSign Inc.[2]	8,155	218,799
Verity Inc.[2]	1,156	14,936
Vignette Corp.[2]	8,409	9,334
WatchGuard Technologies Inc.[2]	733	2,917
WebMD Corp.[1,2]	10,256	77,535
webMethods Inc.[2]	1,602	11,102
Yahoo! Inc.[2]	37,717	1,364,978

		5,878,563

IRON & STEEL – 0.16%
AK Steel Holding Corp.[2]	3,487	33,231
Allegheny Technologies Inc.	2,727	45,841
Carpenter Technology Corp.	599	28,429
Cleveland-Cliffs Inc.[1,2]	400	29,160
International Steel Group Inc.[2]	2,152	79,473
Nucor Corp.	4,684	197,805
Ryerson Tull Inc.[1]	876	14,296
Steel Dynamics Inc.[1]	1,524	50,597
United States Steel Corp.[1]	3,672	134,836

		613,668

LEISURE TIME – 0.46%
Bally Total Fitness Holding Corp.[2]	1,022	4,088
Brunswick Corp.	3,159	148,220
Callaway Golf Co.[1]	2,291	23,895
Carnival Corp.[1]	13,831	699,295
Harley-Davidson Inc.	9,560	550,369
Multimedia Games Inc.[2]	734	9,689
Nautilus Group Inc. (The)[2]	1,154	22,676
Polaris Industries Inc.[1]	1,482	87,957
Royal Caribbean Cruises Ltd.	3,166	147,536
Sabre Holdings Corp.	4,415	94,967
WMS Industries Inc.[1,2]	548	16,029

		1,804,721

LODGING – 0.46%
Aztar Corp.[2]	1,140	35,283
Caesars Entertainment Inc.[2]	8,529	152,669
Harrah’s Entertainment Inc.	3,660	214,183
Hilton Hotels Corp.	12,371	246,183

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
La Quinta Corp.[2]	4,919	$39,598
Mandalay Resort Group	2,163	148,814
Marriott International Inc. Class A	6,085	331,572
MGM Mirage[2]	2,000	107,600
Starwood Hotels & Resorts Worldwide Inc.	6,694	319,505
Station Casinos Inc.[1]	1,482	75,508
Wynn Resorts Ltd.[1,2]	1,954	113,625

		1,784,540

MACHINERY – 0.62%
AGCO Corp.[2]	3,078	59,775
Albany International Corp. Class A	852	25,577
Astec Industries Inc.[2]	435	6,303
Briggs & Stratton Corp.	723	51,919
Caterpillar Inc.	11,220	903,659
Cognex Corp.	1,304	33,382
Cummins Inc.[1]	1,161	81,363
Deere & Co.	8,112	484,935
Flowserve Corp.[2]	1,748	37,722
Graco Inc.	2,214	76,162
IDEX Corp.	1,721	63,505
Joy Global Inc.	1,633	55,179
Kadant Inc.[2]	445	8,032
Manitowoc Co. Inc. (The)	862	30,429
Nordson Corp.	860	30,117
Presstek Inc.[2]	1,032	10,434
Rockwell Automation Inc.	5,451	227,252
Stewart & Stevenson Services Inc.[1]	875	14,875
Terex Corp.[2]	1,635	62,130
Unova Inc.[2]	1,403	21,536
Zebra Technologies Corp. Class A2	2,317	122,778

		2,407,064

MANUFACTURING – 5.31%
Actuant Corp. Class A1,2	848	33,640
Acuity Brands Inc.	1,306	34,648
AptarGroup Inc.	1,167	54,756
Brink’s Co. (The)	1,752	56,239
Carlisle Companies Inc.	1,007	58,537
CLARCOR Inc.	754	37,172
Cooper Industries Ltd.	3,026	193,361
Crane Co.	2,025	56,437
Danaher Corp.	8,289	456,973
Donaldson Co. Inc.[1]	2,562	76,091
Dover Corp.	6,648	261,067
Eastman Kodak Co.[1]	9,405	284,783
Eaton Corp.	4,986	318,855
General Electric Co.	344,291	11,747,209
Harsco Corp.	1,311	63,518
Honeywell International Inc.	25,640	863,555
Illinois Tool Works Inc.	8,506	784,934
Ingersoll-Rand Co. Class A	5,773	395,104
ITT Industries Inc.	3,052	247,639
Jacuzzi Brands Inc.[2]	2,587	22,378
Lancaster Colony Corp.	828	35,587
Matthews International Corp. Class A	1,056	35,381
Pall Corp.	4,190	108,353
Pentair Inc.	3,218	120,289
Roper Industries Inc.	1,131	69,737
SPX Corp.[1]	2,487	95,376
Teleflex Inc.	1,141	49,964
Textron Inc.	3,800	258,970
3M Co.	23,474	1,820,878
Tredegar Corp.[1]	865	14,489
Trinity Industries Inc.[1]	1,280	39,885
Tyco International Ltd.	65,360	2,035,964

		20,731,769

MEDIA – 3.69%
Belo (A.H.) Corp.	3,188	74,121
Cablevision Systems Corp.[1,2]	6,595	135,725
Charter Communications Inc. Class A1,2	8,288	20,886
Clear Channel Communications Inc.	17,655	589,677
Comcast Corp. Class A2	41,136	1,213,512
Comcast Corp. Class A Special[1,2]	28,392	824,504
Cox Communications Inc. Class A2	6,670	229,715
Cox Radio Inc. Class A1,2	1,151	18,301
Cumulus Media Inc. Class A1,2	1,741	28,291
DIRECTV Group Inc. (The)[2]	29,623	496,778
Dow Jones & Co. Inc.[1]	1,533	67,835
EchoStar Communications Corp.[2]	7,151	226,115
Emmis Communications Corp.[2]	1,583	29,602
Entercom Communications Corp.[2]	1,331	44,189
Fox Entertainment Group Inc. Class A2	5,661	167,905

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Gannett Co. Inc.	8,848	$733,942
Gemstar-TV Guide International Inc.[2]	7,400	42,550
Hearst-Argyle Television Inc.	851	22,177
Hollinger International Inc.	1,720	30,702
Insight Communications Co. Inc.[1,2]	1,732	14,653
Knight Ridder Inc.	2,662	182,427
Lee Enterprises Inc.	1,154	53,453
Liberty Media Corp. Class A	80,792	720,665
Liberty Media International Inc. Class A2	4,414	159,125
McClatchy Co. (The) Class A	688	47,816
McGraw-Hill Companies Inc. (The)	6,246	538,717
Media General Inc. Class A	717	41,801
Meredith Corp.	1,275	62,475
New York Times Co. Class A	4,669	186,993
Radio One Inc. Class D2	2,316	34,022
Readers Digest Association Inc. (The)	2,551	35,918
Scholastic Corp.[1,2]	815	24,711
Scripps (E.W.) Co. Class A	2,592	123,690
Sinclair Broadcast Group Inc. Class A	1,316	9,212
Sirius Satellite Radio Inc.[1,2]	39,247	153,063
Time Warner Inc.[2]	143,705	2,391,251
Tribune Co.	6,932	299,462
UnitedGlobalCom Inc. Class A2	11,338	84,808
Univision Communications Inc. Class A2	8,203	253,965
Viacom Inc. Class A1	1,198	44,398
Viacom Inc. Class B	48,749	1,778,851
Walt Disney Co. (The)	66,736	1,683,082
Washington Post Co. (The) Class B	195	178,425
Westwood One Inc.[2]	2,555	58,969
Wiley (John) & Sons Inc. Class A	1,254	40,692
XM Satellite Radio Holdings Inc. Class A1,2	6,577	212,569
Young Broadcasting Inc. Class A2	571	6,566

		14,418,306

METAL FABRICATE & HARDWARE – 0.08%
Kaydon Corp.[1]	1,015	30,044
Mueller Industries Inc.	1,056	28,153
Precision Castparts Corp.	2,050	123,000
Timken Co. (The)[1]	2,758	66,192
Worthington Industries Inc.[1]	2,449	48,613

		296,002

MINING – 0.57%
Alcoa Inc.	28,472	925,340
Coeur d’Alene Mines Corp.[1,2]	7,037	34,833
Freeport-McMoRan Copper & Gold Inc.[1]	5,594	202,615
Meridian Gold Inc.[1,2]	3,457	58,423
Newmont Mining Corp.	13,275	630,828
Owens & Minor Inc.	1,157	30,302
Owens-Illinois Inc.[2]	3,288	60,927
Phelps Dodge Corp.	3,016	264,021
RTI International Metals Inc.[2]	579	11,597
Stillwater Mining Co.[2]	1,309	16,179

		2,235,065

OFFICE & BUSINESS EQUIPMENT – 0.20%
IKON Office Solutions Inc.	4,207	44,173
Imagistics International Inc.[1,2]	462	15,902
Pitney Bowes Inc.	7,704	337,050
Xerox Corp.[1,2]	27,155	401,079

		798,204

OFFICE FURNISHINGS – 0.04%
Herman Miller Inc.	2,299	53,107
HNI Corp.	1,623	65,569
Interface Inc. Class A2	1,602	13,921
Steelcase Inc. Class A1	1,554	20,357

		152,954

OIL & GAS – 6.20%
Amerada Hess Corp.	2,718	219,370
Anadarko Petroleum Corp.	8,128	548,234
Apache Corp.	10,670	540,969
Atwood Oceanics Inc.[2]	502	24,071
Burlington Resources Inc.	12,870	534,105
Cabot Oil & Gas Corp.	1,018	43,072
Chesapeake Energy Corp.[1]	8,854	142,372
ChevronTexaco Corp.	69,833	3,705,339
Cimarex Energy Co.[2]	1,357	48,689
ConocoPhillips	20,338	1,714,697
Denbury Resources Inc.[2]	1,670	41,416
Devon Energy Corp.	7,484	553,591
Diamond Offshore Drilling Inc.[1]	2,101	71,014
ENSCO International Inc.	4,909	149,970
EOG Resources Inc.	3,899	259,517
Exxon Mobil Corp.	213,269	10,497,100

24	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Forest Oil Corp.[2]	1,785	$54,442
GlobalSantaFe Corp.	6,084	179,478
Grey Wolf Inc.[1,2]	6,222	32,230
Helmerich & Payne Inc.	1,466	41,854
Houston Exploration Co.[1,2]	631	36,977
Kerr-McGee Corp.	4,087	242,032
Marathon Oil Corp.	11,209	427,175
Murphy Oil Corp.	2,880	230,458
Nabors Industries Ltd.[2]	4,761	233,860
Newfield Exploration Co.[2]	1,957	113,897
Noble Corp.[2]	4,272	195,145
Noble Energy Inc.	1,926	111,708
Occidental Petroleum Corp.	12,776	713,284
Parker Drilling Co.[2]	3,333	12,999
Patina Oil & Gas Corp.	2,288	65,437
Patterson-UTI Energy Inc.	5,625	108,169
Pioneer Natural Resources Co.	5,041	163,328
Plains Exploration & Production Co.[2]	2,397	59,925
Pogo Producing Co.	1,809	82,943
Premcor Inc.[2]	2,620	102,285
Pride International Inc.[2]	3,905	72,164
Rowan Companies Inc.[2]	3,630	92,674
Stone Energy Corp.[2]	867	35,694
Sunoco Inc.	2,473	183,892
Tesoro Petroleum Corp.[2]	2,017	61,075
Transocean Inc.[2]	10,481	369,455
Unit Corp.[1,2]	1,307	48,477
Unocal Corp.	8,525	355,919
Valero Energy Corp.	8,322	357,596
Vintage Petroleum Inc.	1,727	36,267
XTO Energy Inc.[1]	8,548	285,332

		24,199,697

OIL & GAS SERVICES – 0.93%
Baker Hughes Inc.	10,778	461,622
BJ Services Co.	5,223	266,373
Cooper Cameron Corp.[2]	1,836	88,771
Core Laboratories NV2	1,025	25,420
FMC Technologies Inc.[2]	1,941	58,676
Global Industries Ltd.[2]	2,175	14,594
Grant Prideco Inc.[2]	3,581	73,625
Halliburton Co.	14,503	537,191
Hanover Compressor Co.[1,2]	1,881	24,491
Input/Output Inc.[1,2]	2,486	17,377
Key Energy Services Inc.[2]	4,046	46,529
Lone Star Technologies Inc.[2]	870	22,968
Maverick Tube Corp.[2]	1,313	34,624
National-Oilwell Inc.[1,2]	2,752	92,770
Newpark Resources Inc.[1,2]	2,328	12,641
Oceaneering International Inc.[2]	730	25,951
Schlumberger Ltd.	19,249	1,211,532
Seacor Holdings Inc.[1,2]	542	25,805
Smith International Inc.[1,2]	3,353	194,742
Superior Energy Services Inc.[2]	2,163	27,881
Tidewater Inc.	1,606	49,674
Varco International Inc.[2]	3,327	92,091
Veritas DGC Inc.[2]	1,019	21,501
Weatherford International Ltd.[1,2]	4,303	224,875

		3,651,724

PACKAGING & CONTAINERS – 0.21%
Ball Corp.	3,424	136,446
Bemis Co. Inc.	3,424	90,633
Chesapeake Corp.[1]	472	10,955
Crown Holdings Inc.[2]	5,013	56,898
Packaging Corp. of America	2,028	44,474
Pactiv Corp.[2]	5,283	125,154
Sealed Air Corp.[2]	2,773	137,374
Smurfit-Stone Container Corp.	8,053	139,800
Sonoco Products Co.	3,174	84,587

		826,321

PHARMACEUTICALS – 5.82%
Abbott Laboratories[1]	50,983	2,173,405
Abgenix Inc.[2]	2,474	22,538
Accelrys Inc.[2]	721	4,153
Accredo Health Inc.[2]	1,618	37,263
Alkermes Inc.[1,2]	2,754	34,067
Allergan Inc.	4,341	310,642
Alpharma Inc. Class A	1,446	24,510
American Pharmaceutical Partners Inc.[1,2]	1,188	33,169
AmerisourceBergen Corp.	3,663	201,612
Amylin Pharmaceuticals Inc.[1,2]	2,626	55,934
Andrx Corp.[2]	2,435	52,693
Barr Pharmaceuticals Inc.[2]	2,889	108,771

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Bristol-Myers Squibb Co.	63,573	$1,489,515
Cardinal Health Inc.	13,976	653,378
Caremark Rx Inc.[2]	15,073	451,738
Cell Therapeutics Inc.[1,2]	2,069	12,828
Cephalon Inc.[1,2]	1,871	89,191
Cubist Pharmaceuticals Inc.[1,2]	1,481	15,114
CV Therapeutics Inc.[1,2]	887	14,840
Express Scripts Inc.[2]	2,046	130,944
Forest Laboratories Inc.[2]	12,064	538,054
Gilead Sciences Inc.[2]	13,915	481,876
Hospira Inc.[2]	5,112	163,124
ImClone Systems Inc.[1,2]	2,212	96,886
Impax Laboratories Inc.[2]	1,404	20,723
IVAX Corp.[1,2]	6,905	124,981
King Pharmaceuticals Inc.[2]	7,836	85,491
Ligand Pharmaceuticals Inc. Class B1,2	2,284	20,362
Lilly (Eli) & Co.	31,536	1,731,642
Medarex Inc.[1,2]	2,311	17,587
Medco Health Solutions Inc.[2]	8,926	302,681
Medicines Co. (The)[1,2]	1,430	38,095
Medicis Pharmaceutical Corp. Class A	1,721	69,993
Merck & Co. Inc.	72,449	2,268,378
MGI Pharma Inc.[1,2]	2,362	62,995
Mylan Laboratories Inc.[1]	8,890	153,086
Nabi Biopharmaceuticals[2]	1,635	22,645
NBTY Inc.[2]	2,081	57,311
Neurocrine Biosciences Inc.[2]	1,119	52,089
Noven Pharmaceuticals Inc.[2]	739	16,664
NPS Pharmaceuticals Inc.[1,2]	1,283	21,914
Omnicare Inc.	3,324	91,709
Onyx Pharmaceuticals Inc.[2]	1,024	28,733
OSI Pharmaceuticals Inc.[1,2]	1,261	81,940
Par Pharmaceutical Companies Inc.[2]	1,132	44,657
Perrigo Co.[1]	2,041	37,105
Pfizer Inc.	246,275	7,129,661
Priority Healthcare Corp. Class B2	1,153	20,823
Schering-Plough Corp.	47,872	866,962
Sepracor Inc.[1,2]	2,879	132,232
Taro Pharmaceutical Industries Ltd.[1,2]	862	22,903
Trimeris Inc.[2]	553	6,365
United Therapeutics Inc.[1,2]	598	18,693
Valeant Pharmaceuticals International	2,751	66,024
VCA Antech Inc.[1,2]	2,758	61,834
Vicuron Pharmaceuticals Inc.[2]	1,935	27,129
Watson Pharmaceuticals Inc.[2]	3,612	101,244
Wyeth	43,581	1,727,987

		22,728,883

PIPELINES – 0.26%
Dynegy Inc. Class A2	9,024	44,488
El Paso Corp.	20,198	180,570
Equitable Resources Inc.	1,936	107,061
Kinder Morgan Inc.	3,201	206,048
National Fuel Gas Co.[1]	2,612	73,188
Questar Corp.	2,748	131,904
Western Gas Resources Inc.	1,838	53,835
Williams Companies Inc.	16,742	209,442

		1,006,536

REAL ESTATE – 0.04%
LNR Property Corp.	715	44,716
St. Joe Co. (The)	2,370	120,633

		165,349

REAL ESTATE INVESTMENT TRUSTS – 1.91%
Alexandria Real Estate Equities Inc.	579	38,243
AMB Property Corp.	2,766	103,725
American Financial Realty Trust	3,432	50,450
Annaly Mortgage Management Inc.[1]	3,858	69,367
Apartment Investment & Management Co. Class A	3,090	113,372
Archstone-Smith Trust	6,309	211,667
Arden Realty Group Inc.	2,035	69,353
AvalonBay Communities Inc.	2,290	149,926
Boston Properties Inc.	3,462	206,751
Brandywine Realty Trust	1,881	55,339
BRE Properties Inc. Class A	1,557	62,124
Camden Property Trust	1,334	60,564
Capital Automotive REIT	1,141	36,809
CarrAmerica Realty Corp.[1]	1,723	55,532
Catellus Development Corp.	2,717	78,358
CBL & Associates Properties Inc.[1]	977	64,042
CenterPoint Properties Trust	1,480	68,524
Colonial Properties Trust[1]	822	32,042
Cousins Properties Inc.	1,309	48,721

26	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Crescent Real Estate Equities Co.	3,151	$50,448
CRT Properties Inc.	854	18,925
Developers Diversified Realty Corp.[1]	3,432	143,458
Duke Realty Corp.	4,747	161,873
Equity Inns Inc.	1,299	12,340
Equity Office Properties Trust	12,998	365,504
Equity Residential	9,076	302,685
Essex Property Trust Inc.[1]	678	53,196
Federal Realty Investment Trust	1,640	77,818
FelCor Lodging Trust Inc.[2]	1,434	16,663
First Industrial Realty Trust Inc.[1]	1,342	51,801
Gables Residential Trust[1]	950	34,675
General Growth Properties Inc.	6,993	230,699
General Growth Properties Inc. Warrants (Expiring 11/9/04)[3]	699	—
Glenborough Realty Trust Inc.	994	20,874
Health Care Property Investors Inc.	4,418	122,953
Health Care REIT Inc.[1]	1,569	56,484
Healthcare Realty Trust Inc.	1,586	63,995
Highwoods Properties Inc.[1]	1,746	43,318
Home Properties Inc.[1]	1,164	47,899
Hospitality Properties Trust	2,107	90,285
Host Marriott Corp.[2]	10,260	149,283
HRPT Properties Trust	5,675	63,503
Impac Mortgage Holdings Inc.[1]	2,016	45,582
iStar Financial Inc.	3,590	148,698
Kilroy Realty Corp.[1]	836	33,231
Kimco Realty Corp.	3,073	167,632
Liberty Property Trust	2,852	115,649
Macerich Co. (The)[1]	1,999	119,440
Mack-Cali Realty Corp.	1,887	83,349
Manufactured Home Communities Inc.[1]	599	20,660
Meristar Hospitality Corp.[2]	2,928	17,100
Mills Corp.[1]	1,699	94,210
Nationwide Health Properties Inc.	2,020	45,591
New Century Financial Corp.[1]	1,614	89,012
New Plan Excel Realty Trust Inc.[1]	3,339	87,348
Novastar Financial Inc.[1]	816	35,316
Pan Pacific Retail Properties Inc.[1]	1,277	72,342
Pennsylvania Real Estate Investment Trust	998	40,469
Plum Creek Timber Co. Inc.	5,845	212,115
Post Properties Inc.	1,186	38,059
Prentiss Properties Trust	1,163	41,845
ProLogis	5,983	233,217
Public Storage Inc.	2,890	151,002
Rayonier Inc.	1,530	72,522
Realty Income Corp.	1,202	57,684
Reckson Associates Realty Corp.	2,175	66,011
Redwood Trust Inc.	771	46,383
Regency Centers Corp.	2,003	97,867
Rouse Co. (The)	3,333	222,311
Shurgard Storage Centers Inc. Class A	1,483	58,875
Simon Property Group Inc.	7,188	419,204
SL Green Realty Corp.	1,194	65,455
Taubman Centers Inc.[1]	1,640	47,068
Thornburg Mortgage Inc.[1]	2,613	74,653
Trizec Properties Inc.	3,170	50,561
United Dominion Realty Trust Inc.	4,017	84,678
Ventas Inc.	2,727	73,356
Vornado Realty Trust[1]	3,797	255,158
Washington Real Estate Investment Trust[1]	1,401	44,061
Weingarten Realty Investors	2,672	96,620

		7,477,922

RETAIL – 6.33%
Abercrombie & Fitch Co. Class A	3,155	123,613
Advance Auto Parts Inc.[2]	2,342	91,619
Aeropostale Inc.[2]	1,749	55,181
American Eagle Outfitters Inc.	1,574	64,345
AnnTaylor Stores Corp.[2]	2,199	49,390
Applebee’s International Inc.	2,800	64,036
AutoNation Inc.[1,2]	6,208	106,964
AutoZone Inc.[2]	2,115	173,028
Barnes & Noble Inc.[2]	1,758	58,489
Bed Bath & Beyond Inc.[2]	9,752	397,784
Best Buy Co. Inc.	8,695	514,918
Big Lots Inc.[1,2]	3,899	48,309
BJ’s Wholesale Club Inc.[1,2]	2,170	62,995
Bob Evans Farms Inc.[1]	1,171	27,917
Borders Group Inc.	2,623	59,778
Brinker International Inc.[2]	3,014	97,352

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
CarMax Inc.[1,2]	3,496	$92,085
Casey’s General Store Inc.[1]	1,599	28,462
Cato Corp. Class A	574	13,179
CBRL Group Inc.	1,557	56,457
CEC Entertainment Inc.[2]	1,086	41,290
Charming Shoppes Inc.[1,2]	3,642	27,788
Cheesecake Factory (The)[1,2]	1,780	77,270
Chico’s FAS Inc.[1,2]	2,892	115,767
Children’s Place Retail Stores Inc. (The)[2]	476	14,694
Christopher & Banks Corp.[1]	1,151	18,704
Circuit City Stores Inc.	6,188	100,555
Claire’s Stores Inc.	2,600	67,652
Copart Inc.[2]	2,092	38,869
Cost Plus Inc.[1,2]	715	23,094
Costco Wholesale Corp.	15,035	720,778
CVS Corp.	12,850	558,461
Darden Restaurants Inc.	4,810	117,845
Dillard’s Inc. Class A	2,128	43,603
Dollar General Corp.	10,108	194,579
Dollar Tree Stores Inc.[2]	3,773	109,040
Dress Barn Inc.[2]	568	9,105
Family Dollar Stores Inc.	5,031	148,666
Federated Department Stores Inc.	5,877	296,495
Foot Locker Inc.	4,644	113,314
Fred’s Inc.[1]	998	17,495
Gap Inc. (The)	21,183	423,236
Genesco Inc.[1,2]	713	18,253
Guitar Center Inc.[2]	752	33,562
Hollywood Entertainment Corp.[2]	1,861	18,089
Home Depot Inc.	72,360	2,972,549
Hot Topic Inc.[1,2]	1,455	29,915
IHOP Corp.[1]	710	27,193
Insight Enterprises Inc.[2]	1,452	26,942
Jack in the Box Inc.[1,2]	1,308	43,648
Kenneth Cole Productions Inc. Class A	295	7,818
Kmart Holding Corp.[2]	1,183	108,883
Kohl’s Corp.[2]	9,860	500,494
Krispy Kreme Doughnuts Inc.[1,2]	1,981	20,999
Limited Brands Inc.	14,250	353,115
Linens ‘n Things Inc.[1,2]	1,358	32,701
Lone Star Steakhouse & Saloon Inc.	590	14,225
Longs Drug Stores Corp.[1]	1,115	27,541
Lowe’s Companies Inc.	23,221	1,306,878
May Department Stores Co. (The)	9,362	243,974
McDonald’s Corp.	41,187	1,200,601
Men’s Wearhouse Inc. (The)[1,2]	1,224	38,042
Michaels Stores Inc.	4,362	126,934
MSC Industrial Direct Co. Inc. Class A	1,287	43,938
Neiman-Marcus Group Inc. Class A1	972	59,127
99 Cents Only Stores[1,2]	1,617	24,918
Nordstrom Inc.	3,336	144,048
Nu Skin Enterprises Inc. Class A1	1,755	33,942
Office Depot Inc.[2]	10,308	166,887
O’Reilly Automotive Inc.[1,2]	1,724	74,235
Outback Steakhouse Inc.[1]	2,422	95,887
P.F. Chang’s China Bistro Inc.[1,2]	730	37,113
Pacific Sunwear of California Inc.[2]	2,598	60,897
Panera Bread Co. Class A1,2	912	31,856
Papa John’s International Inc.[1,2]	312	10,071
Payless ShoeSource Inc.[1,2]	2,190	20,827
Penney (J.C.) Co. Inc. (Holding Co.)	9,228	319,197
Pep Boys-Manny, Moe & Jack Inc.	2,049	29,137
PETCO Animal Supplies Inc.[2]	1,263	45,178
PETsMART Inc.[1]	4,803	153,600
Pier 1 Imports Inc.	2,408	43,224
RadioShack Corp.	5,272	157,791
Regis Corp.	1,470	62,916
Rite Aid Corp.[2]	14,310	53,233
Ross Stores Inc.[1]	5,022	131,928
Ruby Tuesday Inc.[1]	2,176	53,747
Ryan’s Restaurant Group Inc.[2]	1,593	22,286
Saks Inc.	4,041	49,381
Sears, Roebuck and Co.	6,334	221,690
ShopKo Stores Inc.[1,2]	873	15,051
Sonic Corp.[2]	1,963	53,453
Sports Authority Inc. (The)[2]	720	17,410
Staples Inc.	16,076	478,100
Starbucks Corp.[2]	12,941	684,320
Stein Mart Inc.[2]	877	14,576
Talbots Inc. (The)	703	18,552
Target Corp.	26,954	1,348,239
Tiffany & Co.	4,888	143,365

28	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
TJX Companies Inc.	16,288	$390,586
Toys R Us Inc.[2]	6,966	125,458
Tractor Supply Co.[1,2]	1,229	44,588
Triarc Companies Inc. Class B1	900	10,287
Tuesday Morning Corp.[1,2]	826	26,961
Urban Outfitters Inc.[1,2]	1,860	76,260
Walgreen Co.	33,316	1,195,711
Wal-Mart Stores Inc.	86,026	4,638,522
Wendy’s International Inc.	3,393	113,224
Williams-Sonoma Inc.[2]	3,065	116,991
Yum! Brands Inc.	9,562	415,947
Zale Corp.[1,2]	1,774	50,594

		24,741,806

SAVINGS & LOANS – 0.75%
Anchor BanCorp Wisconsin Inc.	723	18,755
Astoria Financial Corp.	2,352	91,940
Commercial Federal Corp.	1,396	38,823
Dime Community Bancshares	1,051	16,879
Downey Financial Corp.	723	39,953
First Niagara Financial Group Inc.	2,249	31,351
FirstFed Financial Corp.[2]	571	29,349
Golden West Financial Corp.	4,954	579,222
Harbor Florida Bancshares Inc.[1]	709	22,716
Hudson City Bancorp Inc.	2,317	84,663
Independence Community Bank Corp.	2,565	96,521
MAF Bancorp Inc.[1]	1,150	49,301
New York Community Bancorp Inc.[1]	7,664	140,711
OceanFirst Financial Corp.[1]	436	10,394
People’s Bank[1]	3,036	113,820
PFF Bancorp Inc.	405	15,977
Provident Financial Services Inc.[1]	2,533	45,594
Sovereign Bancorp Inc.	11,195	242,372
Washington Federal Inc.[1]	2,667	68,062
Washington Mutual Inc.	28,408	1,099,674
Webster Financial Corp.	1,649	78,822

		2,914,899

SEMICONDUCTORS – 3.18%
Actel Corp.[2]	858	13,016
Advanced Micro Devices Inc.[2]	11,470	192,925
Agere Systems Inc. Class A2	27,525	33,305
Agere Systems Inc. Class B2	30,324	34,873
Altera Corp.[2]	12,518	284,534
Amkor Technology Inc.[2]	2,771	13,800
Analog Devices Inc.	12,083	486,462
Applied Materials Inc.[2]	55,474	893,131
Applied Micro Circuits Corp.[2]	10,140	36,910
Asyst Technologies Inc.[2]	1,178	6,308
Atmel Corp.[2]	14,642	46,562
ATMI Inc.[2]	1,010	23,584
Axcelis Technologies Inc.[2]	3,327	28,612
Broadcom Corp. Class A1,2	8,556	231,440
Brooks Automation Inc.[1,2]	1,444	21,487
Cirrus Logic Inc.[2]	2,467	12,458
Cohu Inc.	579	9,079
Conexant Systems Inc.[2]	15,427	26,689
Credence Systems Corp.[1,2]	2,780	20,989
Cree Inc.[1,2]	2,467	85,136
Cypress Semiconductor Corp.[2]	3,905	41,120
DSP Group Inc.[2]	871	17,272
DuPont Photomasks Inc.[1,2]	450	11,799
Emulex Corp.[2]	2,756	28,966
ESS Technology Inc.[1,2]	1,002	6,553
Exar Corp.[2]	1,308	19,646
Fairchild Semiconductor International Inc. Class A2	3,862	55,497
Helix Technology Corp.	883	12,397
Integrated Circuit Systems Inc.[2]	2,431	54,819
Integrated Device Technology Inc.[2]	3,495	41,311
Intel Corp.	209,293	4,658,862
International Rectifier Corp.[2]	2,243	89,159
Intersil Corp. Class A	4,512	73,636
KLA-Tencor Corp.[2]	6,386	290,755
Kopin Corp.[2]	2,187	8,004
Kulicke & Soffa Industries Inc.[1,2]	1,584	11,310
Lam Research Corp.[2]	4,191	109,092
Lattice Semiconductor Corp.[2]	3,336	16,580
Linear Technology Corp.	10,036	380,164
LSI Logic Corp.[2]	12,314	56,029
LTX Corp.[2]	2,213	14,385
Marvell Technology Group Ltd.[2]	6,218	177,648
Maxim Integrated Products Inc.	10,410	457,936
Micrel Inc.[1,2]	2,308	25,919

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Microchip Technology Inc.	6,564	$198,561
Micron Technology Inc.[2]	19,778	240,896
Mindspeed Technologies Inc.[1,2]	2,866	6,792
Mykrolis Corp.[2]	1,324	13,915
National Semiconductor Corp.[2]	11,768	196,526
Novellus Systems Inc.[2]	4,957	128,436
NVIDIA Corp.[2]	5,067	73,319
OmniVision Technologies Inc.[1,2]	1,688	26,839
Photronics Inc.[1,2]	880	15,444
PMC-Sierra Inc.[2]	5,879	60,319
Power Integrations Inc.[2]	999	21,379
QLogic Corp.[2]	3,086	100,295
Rambus Inc.[2]	3,243	55,715
Semtech Corp.[2]	2,361	49,298
Silicon Image Inc.[2]	2,160	29,592
Silicon Laboratories Inc.[1,2]	1,407	42,168
Siliconix Inc.[2]	149	6,170
Skyworks Solutions Inc.[1,2]	5,488	48,788
Teradyne Inc.[2]	6,387	105,769
Texas Instruments Inc.	56,597	1,383,797
Transmeta Corp.[1,2]	3,737	7,810
TriQuint Semiconductor Inc.[1,2]	4,055	14,436
Ultratech Inc.[2]	829	14,110
Varian Semiconductor Equipment Associates Inc.[1,2]	1,148	39,732
Veeco Instruments Inc.[1,2]	870	17,000
Vitesse Semiconductor Corp.[2]	6,654	18,099
Xilinx Inc.	11,291	345,505
Zoran Corp.[2]	1,289	13,006

		12,433,875

SOFTWARE – 4.59%
Activision Inc.[2]	4,362	63,162
Actuate Corp.[2]	2,027	5,017
Acxiom Corp.[1]	2,716	67,900
Adobe Systems Inc.	7,736	433,448
Advent Software Inc.[2]	1,023	21,340
Ascential Software Corp.[2]	1,919	27,039
Autodesk Inc.	3,649	192,485
Automatic Data Processing Inc.	19,186	832,481
Avid Technology Inc.[1,2]	1,012	53,616
BEA Systems Inc.[2]	12,770	103,692
BMC Software Inc.[2]	7,359	139,232
Borland Software Corp.[2]	2,616	26,788
Cerner Corp.[1,2]	880	39,732
Certegy Inc.	1,984	70,134
Citrix Systems Inc.[2]	5,381	129,844
Computer Associates International Inc.	15,215	421,608
Compuware Corp.[2]	10,905	63,140
CSG Systems International Inc.[2]	1,727	29,031
Dendrite International Inc.[2]	1,292	18,928
Dun & Bradstreet Corp.[2]	2,318	131,106
eFunds Corp.[2]	1,590	31,307
Electronic Arts Inc.[2]	9,666	434,197
Fair Isaac Corp.	2,213	66,833
FileNET Corp.[2]	1,168	32,505
First Data Corp.	28,048	1,157,821
Fiserv Inc.[2]	6,373	226,496
Global Payments Inc.	1,158	63,412
Hyperion Solutions Corp.[2]	1,169	46,912
IDX Systems Corp.[2]	597	20,020
IMS Health Inc.	7,922	167,788
Informatica Corp.[2]	2,886	22,540
Inter-Tel Inc.	706	19,062
Intuit Inc.[2]	5,665	256,964
JDA Software Group Inc.[2]	1,056	11,859
Keane Inc.[2]	1,887	29,833
Manugistics Group Inc.[2]	1,902	4,850
Mercury Interactive Corp.[2]	3,008	130,637
Micromuse Inc.[2]	2,297	9,854
Microsoft Corp.	334,361	9,358,764
MRO Software Inc.[2]	579	6,311
NDCHealth Corp.[1]	1,150	19,309
NetIQ Corp.[1,2]	1,749	22,177
Novell Inc.[2]	12,314	88,538
Oracle Corp.[2]	128,971	1,632,773
Packeteer Inc.[2]	1,012	12,488
Parametric Technology Corp.[2]	8,986	46,637
PeopleSoft Inc.[2]	10,738	223,028
Pixar Inc.[1,2]	757	60,878
Quest Software Inc.[1,2]	1,727	25,335
Red Hat Inc.[1,2]	5,501	70,633
Retek Inc.[2]	1,613	8,904

30	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Safeguard Scientifics Inc.[2]	3,777	$6,308
SEI Investments Co.[1]	2,312	83,209
SERENA Software Inc.[1,2]	1,167	20,703
Siebel Systems Inc.[2]	14,749	140,116
Sybase Inc.[2]	3,301	52,255
Take-Two Interactive Software Inc.[1,2]	1,411	46,507
THQ Inc.[1,2]	1,304	24,646
Total System Services Inc.	1,297	30,609
Veritas Software Corp.[2]	14,103	308,574
Wind River Systems Inc.[2]	2,334	31,252

		17,922,567

TELECOMMUNICATIONS – 5.95%
Adaptec Inc.[1,2]	3,495	27,261
ADC Telecommunications Inc.[2]	26,408	58,362
ADTRAN Inc.	1,450	31,320
Advanced Fibre Communications Inc.[2]	2,755	43,033
Aeroflex Inc.[2]	2,168	24,065
Alltel Corp.	10,074	553,365
Amdocs Ltd.[2]	5,189	130,503
American Tower Corp. Class A1,2	7,049	121,172
Anaren Inc.[2]	742	9,086
Andrew Corp.[2]	5,098	71,270
Arris Group Inc.[1,2]	1,750	8,138
Aspect Communications Corp.[2]	1,060	10,086
AT&T Corp.	25,473	435,843
Audiovox Corp. Class A1,2	579	8,338
Avaya Inc.[2]	13,647	196,517
BellSouth Corp.	59,821	1,595,426
Black Box Corp.[1]	595	23,372
C-COR Inc.[2]	1,652	12,423
CenturyTel Inc.	4,148	133,109
CIENA Corp.[2]	18,338	45,295
Cincinnati Bell Inc.[2]	8,118	27,682
Cisco Systems Inc.[2]	220,620	4,238,110
Citizens Communications Co.	9,564	128,158
CommScope Inc.[1,2]	1,298	23,377
Computer Network Technology Corp.[1,2]	1,008	4,163
Comverse Technology Inc.[2]	6,070	125,285
Corning Inc.[2]	45,652	522,715
Crown Castle International Corp.[1,2]	7,339	112,360
Extreme Networks Inc.[2]	3,901	22,821
Finisar Corp.[1,2]	4,787	7,037
Foundry Networks Inc.[2]	3,644	44,202
Harmonic Inc.[2]	2,019	16,798
Harris Corp.	2,205	135,674
IDT Corp.[2]	865	11,357
IDT Corp. Class B1,2	1,577	21,794
InterDigital Communications Corp.[1,2]	1,743	27,714
JDS Uniphase Corp.[2]	43,762	138,726
Juniper Networks Inc.[2]	15,995	425,627
Level 3 Communications Inc.[1,2]	20,308	68,235
Lucent Technologies Inc.[1,2]	139,943	496,798
MCI Inc.	8,112	139,932
Motorola Inc.	76,183	1,314,919
MRV Communications Inc.[1,2]	2,746	9,529
Newport Corp.[2]	1,300	14,677
Nextel Communications Inc. Class A2	35,286	934,726
Nextel Partners Inc. Class A1,2	1,072	18,052
NII Holdings Inc. Class B1,2	1,822	80,660
NTL Inc.[2]	2,281	151,709
Plantronics Inc.	1,472	64,032
Polycom Inc.[2]	3,307	68,290
Powerwave Technologies Inc.[2]	2,544	19,004
QUALCOMM Inc.	53,013	2,216,474
Qwest Communications International Inc.[2]	46,300	158,346
REMEC Inc.[1,2]	2,050	11,296
RF Micro Devices Inc.[1,2]	6,407	41,710
SBC Communications Inc.	107,815	2,723,407
Scientific-Atlanta Inc.	5,057	138,511
SpectraSite Inc.[1,2]	1,462	75,001
Sprint Corp. (FON Group)	40,928	857,442
Stratex Networks Inc.[2]	2,606	4,730
Sycamore Networks Inc.[2]	6,382	23,422
Tekelec[2]	2,000	44,640
Telephone & Data Systems Inc.	1,698	127,180
Tellabs Inc.[1,2]	12,600	100,800
3Com Corp.[2]	12,490	51,708
Tollgrade Communications Inc.[2]	436	4,146
United States Cellular Corp.[2]	589	24,532
UTStarcom Inc.[1,2]	3,393	58,088
Verizon Communications Inc.	90,343	3,532,411

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares	Value
Western Wireless Corp. Class A2	2,646	$77,104
Wireless Facilities Inc.[1,2]	1,773	13,085

		23,236,180

TEXTILES – 0.09%
Cintas Corp.	4,478	193,181
G&K Services Inc. Class A1	710	27,896
Mohawk Industries Inc.[1,2]	1,732	147,359

		368,436

TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	5,182	91,670
Jakks Pacific Inc.[1,2]	733	11,552
Marvel Enterprises Inc.[1,2]	2,602	40,071
Mattel Inc.	13,273	232,410

		375,703

TRANSPORTATION – 1.34%
Alexander & Baldwin Inc.	1,305	47,835
Arkansas Best Corp.[1]	730	28,536
Burlington Northern Santa Fe Corp.	12,039	503,351
CH Robinson Worldwide Inc.[1]	2,586	139,489
CNF Inc.	1,600	70,048
CSX Corp.	6,976	254,624
EGL Inc.[1,2]	1,170	37,417
Expeditors International Washington Inc.[1]	3,486	199,051
FedEx Corp.	9,742	887,691
Hunt (J.B.) Transport Services Inc.	2,192	89,565
Kansas City Southern Industries Inc.[1,2]	2,155	36,527
Landstar System Inc.[1,2]	1,056	71,745
Norfolk Southern Corp.	12,888	437,548
Offshore Logistics Inc.[2]	746	26,975
Overseas Shipholding Group Inc.	936	53,305
Ryder System Inc.	2,055	102,956
SCS Transportation Inc.[2]	445	8,041
Swift Transportation Co. Inc.[2]	1,889	35,702
Union Pacific Corp.	8,424	530,459
United Parcel Service Inc. Class B	19,110	1,513,130
USF Corp.	879	31,503
Werner Enterprises Inc.	1,978	41,934
Yellow Roadway Corp.[2]	1,541	73,953

		5,221,385

Security	Shares or Principal	Value
TRUCKING & LEASING – 0.01%
GATX Corp.[1]	1,539	$41,984

		41,984

WATER – 0.02%
Aqua America Inc.[1]	3,136	68,553

		68,553

TOTAL COMMON STOCKS (Cost: $351,385,868)		389,966,404

CORPORATE BONDS & NOTES – 0.00%

METAL FABRICATE & HARDWARE – 0.00%
Mueller Industries Inc.
6.00%, 11/01/14[3]	8,976	8,797

		8,797

TOTAL CORPORATE BONDS & NOTES (Cost: $8,976)		8,797

SHORT-TERM INVESTMENTS – 6.53%

COMMERCIAL PAPER – 1.10%
Amsterdam Funding Corp.
1.79%, 11/08/04[4]	125,824	125,780
Aspen Funding Corp.
1.85%, 11/01/04[4]	481,485	481,485
Barton Capital Corp.
1.78%, 11/04/04[4]	144,954	144,932
1.79%, 11/08/04[4]	131,672	131,627
CRC Funding LLC
1.78%, 11/09/04[4]	83,882	83,849
Delaware Funding Corp.
1.78%, 11/10/04[4]	92,271	92,230
Edison Asset Securitization
1.45%, 11/09/04[4]	167,765	167,711
1.59%, 12/02/04[4]	167,765	167,535
Eureka Securitization Inc.
1.79%, 11/01/04[4]	71,275	71,275
Ford Credit Auto Receivables
1.85%, 01/14/05[4]	83,882	83,563
Grampian Funding LLC
1.59%, 11/30/04[4]	83,882	83,775
Liberty Street Funding Corp.
1.80%, 11/12/04[4]	41,941	41,918

32	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Principal	Value
Nationwide Building Society
1.63%, 12/09/04[4]	$139,245	$139,005
Polonius Inc.
1.79%, 11/12/04[4]	83,882	83,837
Prudential Funding LLC
1.60%, 12/01/04[4]	83,882	83,771
1.85%, 11/01/04[4]	419,412	419,412
Ranger Funding Co. LLC
1.79%, 11/01/04[4]	96,176	96,176
Scaldis Capital LLC
1.78%, 11/08/04[4]	377,471	377,340
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[4]	98,134	98,080
UBS Finance (Delaware)
1.11%, 12/17/04[4]	251,647	251,290
1.85%, 11/01/04[4]	838,824	838,824
Windmill Funding Corp.
1.79%, 11/02/04[4]	25,165	25,163
1.79%, 11/03/04[4]	100,659	100,649
1.79%, 11/08/04[4]	122,133	122,090

		4,311,317

FLOATING RATE NOTES – 1.96%
American Express Credit Corp.
1.95%, 10/26/05[4]	167,765	167,854
Bank of Nova Scotia
1.85%, 09/26/05[4]	41,941	41,924
Beta Finance Inc.
1.78%, 05/04/05[4,5]	100,659	100,649
1.89%, 09/23/05[4,5]	150,988	150,934
1.89%, 09/27/05[4,5]	134,212	134,163
1.91%, 03/15/05[4,5]	83,882	83,907
2.04%, 10/27/05[4,5]	159,377	159,549
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[4]	251,647	251,577
1.90%, 10/31/05[4]	167,765	167,722
CC USA Inc.
1.78%, 05/04/05[4,5]	167,765	167,748
2.06%, 07/29/05[4,5]	167,765	167,728
Den Danske Bank NY
1.79%, 08/12/05[4]	167,765	167,726
1.87%, 08/26/05[4]	167,765	167,724
2.00%, 10/17/05[4]	167,765	167,717
Depfa Bank PLC
1.86%, 09/15/05[4]	167,765	167,765
Dorada Finance Inc.
2.06%, 07/29/05[4,5]	139,245	139,214
Five Finance Inc.
1.91%, 04/29/05[4,5]	134,212	134,206
HBOS Treasury Services PLC
1.96%, 04/22/05[4]	167,765	167,765
K2 USA LLC
1.81%, 09/12/05[4,5]	167,765	167,736
1.82%, 06/10/05[4,5]	167,765	167,752
1.89%, 10/20/05[4,5]	167,765	167,770
2.05%, 07/25/05[4,5]	83,882	83,870
Links Finance LLC
1.82%, 04/15/05[4,5]	167,765	167,750
2.12%, 04/25/05[4]	167,765	167,818
National City Bank (Ohio)
1.79%, 08/09/05[4]	167,765	167,726
1.85%, 06/10/05[4]	83,882	83,898
1.86%, 06/23/05[4]	167,765	167,733
Nationwide Building Society
1.96%, 10/28/05[4,5]	285,200	285,237
Norddeutsche Landesbank
2.04%, 07/27/05[4]	167,765	167,722
Northern Rock PLC
1.90%, 10/25/05[4,5]	335,530	335,530
2.02%, 01/13/05[4,5]	159,377	159,377
Permanent Financing PLC
1.81%, 03/10/05[4]	167,765	167,765
1.82%, 12/10/04[4]	83,882	83,882
1.84%, 06/10/05[4]	75,494	75,494
Sigma Finance Inc.
1.84%, 11/15/04[4]	167,765	167,764
1.86%, 08/17/05[4]	83,882	83,888
1.86%, 09/15/05[4]	209,706	209,723
Tango Finance Corp.
1.66%, 05/17/05[4,5]	139,245	139,241
1.70%, 02/25/05[4,5]	93,948	93,942
1.80%, 04/07/05[4,5]	61,570	61,567

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
1.83%, 01/18/05[4,5]	$73,817	$73,815
1.84%, 09/15/05[4,5]	147,633	147,613
1.90%, 07/25/05[4,5]	167,765	167,753
WhistleJacket Capital LLC
1.83%, 07/15/05[4,5]	125,824	125,806
1.83%, 09/15/05[4]	125,824	125,802
1.83%, 10/14/05[4,5]	83,882	83,874
1.84%, 06/15/05[4,5]	83,882	83,871
White Pine Finance LLC
1.68%, 05/20/05[4]	75,494	75,490
1.80%, 07/05/05[4]	83,882	83,870
1.82%, 04/15/05[4,5]	125,824	125,812
1.83%, 11/15/04[4,5]	100,659	100,659
1.84%, 06/15/05[4,5]	68,784	68,784
1.89%, 03/29/05[4]	72,139	72,132
1.90%, 08/26/05[4,5]	83,882	83,869
2.02%, 07/11/05[4]	41,941	41,938
Winston Funding Ltd.
2.16%, 01/23/05[4,5]	119,784	119,784

		7,659,929

MEDIUM-TERM NOTES – 0.13%
CC USA Inc.
1.29%, 04/15/05[4,5]	167,765	167,757
1.51%, 02/15/05[4,5]	109,047	109,096
Dorada Finance Inc.
1.48%, 01/18/05[4,5]	125,824	125,822
K2 USA LLC
1.46%, 01/12/05[4,5]	83,882	83,881
WhistleJacket Capital LLC
1.32%, 02/04/05[4,5]	41,941	41,939

		528,495

MONEY MARKET FUNDS – 1.39%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,6]	671,059	671,059
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,6]	2,789,660	2,789,660
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,6]	1,845,414	1,845,414
BlackRock Temp Cash Money Market Fund[4]	37,601	37,601
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	68,468	68,468

		5,412,202

REPURCHASE AGREEMENTS – 1.03%
Banc of America Securities LLC
1.86%, 11/01/04[4,7]	671,059	671,059
Bank of America N.A.
1.86%, 11/01/04[4,7]	1,677,649	1,677,649
Goldman Sachs & Co.
1.86%, 11/01/04[4,7]	1,677,649	1,677,649

		4,026,357

TIME DEPOSITS – 0.76%
Abbey National Treasury Services PLC
1.25%, 01/06/05[4]	167,765	167,765
1.33%, 02/10/05[4]	83,882	83,879
1.39%, 02/02/05[4]	83,882	83,879
1.39%, 04/08/05[4]	117,435	117,427
Bank of New York
1.39%, 11/01/04[4]	167,765	167,765
1.60%, 12/03/04[4]	41,941	41,939
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[4]	41,941	41,942
HBOS Treasury Services PLC
1.24%, 04/01/05[4]	107,370	107,365
Key Bank N.A.
1.81%, 11/01/04[4]	218,094	218,094
National City Bank (Ohio)
1.25%, 01/06/05[4]	167,765	167,766
Nordea Bank PLC
2.11%, 06/07/05[4]	167,765	167,745
Rabobank Nederland NV NY
1.85%, 11/01/04[4]	335,530	335,530
Toronto-Dominion Bank
1.22%, 03/23/05[4]	293,589	293,568
1.34%, 02/10/05[4]	67,106	67,103
1.41%, 11/01/04[4]	125,824	125,824
1.77%, 05/10/05[4]	83,882	83,878
1.90%, 05/11/05[4]	83,882	83,878

34	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2004

Security	Principal	Value
World Savings Bank FSB
1.76%, 11/12/04[4]	$595,565	$595,562

		2,950,909

U.S. GOVERNMENT AGENCY NOTES – 0.16%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[4]	117,435	117,605
1.80%, 01/18/05[4]	78,011	77,706
1.80%, 01/19/05[4]	83,882	83,551
2.06%, 05/31/05[4]	83,636	82,627
Federal National Mortgage Association
2.33%, 07/22/05[4]	251,647	247,373

		608,862

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,498,071)		25,498,071

TOTAL INVESTMENTS IN SECURITIES – 106.37% (Cost: $376,892,915)		415,473,272

Other Assets, Less Liabilities – (6.37%)		(24,887,912)

NET ASSETS – 100.00%		$390,585,360

NVS - Non-Voting Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$83,078,434	21.26%
Consumer Non-Cyclical	81,247,616	20.81
Technology	46,518,206	11.90
Communications	44,579,353	11.42
Industrial	43,287,381	11.10
Consumer Cyclical	38,377,955	9.82
Energy	29,227,822	7.48
Utilities	12,595,923	3.23
Basic Materials	10,977,631	2.80
Diversified	84,880	0.02
Short-Term and Other Net Assets	610,159	0.16

TOTAL	$390,585,360	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.99%

COAL – 0.48%
Arch Coal Inc.[1]	15,122	$491,767
Massey Energy Co.[1]	57,282	1,542,604
Peabody Energy Corp.	2,401	153,136

		2,187,507

OIL & GAS – 84.70%
Amerada Hess Corp.	65,816	5,312,009
Anadarko Petroleum Corp.[1]	170,791	11,519,853
Apache Corp.	221,868	11,248,708
Burlington Resources Inc.	342,394	14,209,351
Cabot Oil & Gas Corp.[1]	24,408	1,032,702
Chesapeake Energy Corp.[1]	33,777	543,134
ChevronTexaco Corp.	1,898,888	100,754,997
Cimarex Energy Co.[1,2]	20,738	744,079
ConocoPhillips	266,610	22,477,889
Devon Energy Corp.[1]	147,000	10,873,590
Diamond Offshore Drilling Inc.[1]	53,847	1,820,029
ENSCO International Inc.[1]	63,878	1,951,473
EOG Resources Inc.	93,297	6,209,848
Exxon Mobil Corp.	2,224,353	109,482,655
Forest Oil Corp.[2]	12,824	391,132
GlobalSantaFe Corp.[1]	92,803	2,737,689
Helmerich & Payne Inc.[1]	38,058	1,086,556
Kerr-McGee Corp.	94,817	5,615,063
Marathon Oil Corp.	203,645	7,760,911
Murphy Oil Corp.	125,973	10,080,359
Nabors Industries Ltd.[1,2]	95,520	4,691,942
Newfield Exploration Co.[2]	33,581	1,954,414
Noble Corp.[1,2]	74,550	3,405,444
Noble Energy Inc.[1]	46,019	2,669,102
Occidental Petroleum Corp.	378,143	21,111,724
Patterson-UTI Energy Inc.	3,952	75,997
Pioneer Natural Resources Co.	90,295	2,925,558
Rowan Companies Inc.[2]	3,946	100,741
Stone Energy Corp.[1,2]	15,255	628,048
Sunoco Inc.	40,701	3,026,526
Transocean Inc.[1,2]	190,049	6,699,227
Unocal Corp.	228,170	9,526,098
Valero Energy Corp.	94,475	4,059,591
Vintage Petroleum Inc.[1]	26,975	566,475

Security	Shares or Principal	Value
XTO Energy Inc.[1]	83,293	$2,780,320

		390,073,234

OIL & GAS SERVICES – 12.50%
Baker Hughes Inc.	269,174	11,528,722
BJ Services Co.[1]	93,336	4,760,136
Cooper Cameron Corp.[1,2]	25,723	1,243,707
Grant Prideco Inc.[1,2]	50,846	1,045,394
Halliburton Co.	241,650	8,950,716
Hanover Compressor Co.[1,2]	34,686	451,612
Key Energy Services Inc.[2]	52,539	604,199
Lone Star Technologies Inc.[1,2]	15,567	410,969
National-Oilwell Inc.[1,2]	36,209	1,220,605
Schlumberger Ltd.	303,644	19,111,353
Seacor Holdings Inc.[1,2]	4,683	222,958
Smith International Inc.[1,2]	53,600	3,113,088
Tidewater Inc.[1]	24,090	745,104
Varco International Inc.[2]	26,632	737,174
Veritas DGC Inc.[2]	14,209	299,810
Weatherford International Ltd.[1,2]	59,957	3,133,353

		57,578,900

PIPELINES – 2.31%
El Paso Corp.	100,517	898,622
Kinder Morgan Inc.[1]	81,621	5,253,944
Williams Companies Inc.	356,550	4,460,441

		10,613,007

TOTAL COMMON STOCKS (Cost: $365,087,253)		460,452,648

SHORT-TERM INVESTMENTS – 5.97%

COMMERCIAL PAPER – 1.02%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	136,789	136,741
Aspen Funding Corp.
1.85%, 11/01/04[3]	523,445	523,445
Barton Capital Corp.
1.78%, 11/04/04[3]	157,586	157,563
1.79%, 11/08/04[3]	143,147	143,097
CRC Funding LLC
1.78%, 11/09/04[3]	91,192	91,156
Delaware Funding Corp.
1.78%, 11/10/04[3]	100,312	100,268

36	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
Edison Asset Securitization
1.45%, 11/09/04[3]	$182,385	$182,326
1.59%, 12/02/04[3]	182,385	182,135
Eureka Securitization Inc.
1.79%, 11/01/04[3]	77,486	77,486
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	91,192	90,846
Grampian Funding LLC
1.59%, 11/30/04[3]	91,192	91,076
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	45,596	45,571
Nationwide Building Society
1.63%, 12/09/04[3]	151,380	151,119
Polonius Inc.
1.79%, 11/12/04[3]	91,192	91,143
Prudential Funding LLC
1.60%, 12/01/04[3]	91,192	91,071
1.85%, 11/01/04[3]	455,962	455,962
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	104,558	104,558
Scaldis Capital LLC
1.78%, 11/08/04[3]	410,366	410,224
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	106,686	106,627
UBS Finance (Delaware)
1.11%, 12/17/04[3]	273,577	273,189
1.85%, 11/01/04[3]	911,925	911,925
Windmill Funding Corp.
1.79%, 11/02/04[3]	27,358	27,356
1.79%, 11/03/04[3]	109,431	109,420
1.79%, 11/08/04[3]	132,776	132,731

		4,687,035

FLOATING RATE NOTES – 1.81%
American Express Credit Corp.
1.95%, 10/26/05[3]	182,385	182,482
Bank of Nova Scotia
1.85%, 09/26/05[3]	45,596	45,578
Beta Finance Inc.
1.78%, 05/04/05[3,4]	109,431	109,420
1.89%, 09/23/05[3,4]	164,146	164,088
1.89%, 09/27/05[3,4]	145,908	145,855
1.91%, 03/15/05[3,4]	91,192	91,220
2.04%, 10/27/05[3,4]	173,266	173,454
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	273,577	273,500
1.90%, 10/31/05[3]	182,385	182,338
CC USA Inc.
1.78%, 05/04/05[3,4]	182,385	182,367
2.06%, 07/29/05[3,4]	182,385	182,345
Den Danske Bank NY
1.79%, 08/12/05[3]	182,385	182,342
1.87%, 08/26/05[3]	182,385	182,340
2.00%, 10/17/05[3]	182,385	182,333
Depfa Bank PLC
1.86%, 09/15/05[3]	182,385	182,385
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	151,380	151,346
Five Finance Inc.
1.91%, 04/29/05[3,4]	145,908	145,901
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	182,385	182,385
K2 USA LLC
1.81%, 09/12/05[3,4]	182,385	182,354
1.82%, 06/10/05[3,4]	182,385	182,371
1.89%, 10/20/05[3,4]	182,385	182,391
2.05%, 07/25/05[3,4]	91,192	91,179
Links Finance LLC
1.82%, 04/15/05[3,4]	182,385	182,369
2.12%, 04/25/05[3]	182,385	182,442
National City Bank (Ohio)
1.79%, 08/09/05[3]	182,385	182,343
1.85%, 06/10/05[3]	91,192	91,210
1.86%, 06/23/05[3]	182,385	182,350
Nationwide Building Society
1.96%, 10/28/05[3,4]	310,054	310,094
Norddeutsche Landesbank
2.04%, 07/27/05[3]	182,385	182,338
Northern Rock PLC
1.90%, 10/25/05[3,4]	364,770	364,770
2.02%, 01/13/05[3,4]	173,266	173,266

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
Permanent Financing PLC
1.81%, 03/10/05[3]	$182,385	$182,385
1.82%, 12/10/04[3]	91,192	91,192
1.84%, 06/10/05[3]	82,073	82,073
Sigma Finance Inc.
1.84%, 11/15/04[3]	182,385	182,384
1.86%, 08/17/05[3]	91,192	91,199
1.86%, 09/15/05[3]	227,981	227,999
Tango Finance Corp.
1.66%, 05/17/05[3,4]	151,380	151,375
1.70%, 02/25/05[3,4]	102,136	102,129
1.80%, 04/07/05[3,4]	66,935	66,932
1.83%, 01/18/05[3,4]	80,249	80,248
1.84%, 09/15/05[3,4]	160,499	160,477
1.90%, 07/25/05[3,4]	182,385	182,372
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	136,789	136,769
1.83%, 09/15/05[3]	136,789	136,765
1.83%, 10/14/05[3,4]	91,192	91,184
1.84%, 06/15/05[3,4]	91,192	91,180
White Pine Finance LLC
1.68%, 05/20/05[3]	82,073	82,069
1.80%, 07/05/05[3]	91,192	91,179
1.82%, 04/15/05[3,4]	136,789	136,776
1.83%, 11/15/04[3,4]	109,431	109,431
1.84%, 06/15/05[3,4]	74,778	74,778
1.89%, 03/29/05[3]	78,426	78,418
1.90%, 08/26/05[3,4]	91,192	91,178
2.02%, 07/11/05[3]	45,596	45,593
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	130,223	130,223

		8,327,464

MEDIUM-TERM NOTES – 0.12%
CC USA Inc.
1.29%, 04/15/05[3,4]	182,385	182,377
1.51%, 02/15/05[3,4]	118,550	118,604
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	136,789	136,787
K2 USA LLC
1.46%, 01/12/05[3,4]	91,192	91,191

Security	Shares or Principal	Value
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	$45,596	$45,594

		574,553

MONEY MARKET FUNDS – 1.23%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	729,540	729,540
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	2,814,216	2,814,216
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	2,006,235	2,006,235
BlackRock Temp Cash Money Market Fund[3]	40,877	40,877
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	74,434	74,434

		5,665,302

REPURCHASE AGREEMENTS – 0.95%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	$729,540	729,540
Bank of America N.A.
1.86%, 11/01/04[3,6]	1,823,850	1,823,850
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	1,823,850	1,823,850

		4,377,240

TIME DEPOSITS – 0.70%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	182,385	182,382
1.33%, 02/10/05[3]	91,192	91,189
1.39%, 02/02/05[3]	91,192	91,189
1.39%, 04/08/05[3]	127,669	127,662
Bank of New York
1.39%, 11/01/04[3]	182,385	182,385
1.60%, 12/03/04[3]	45,596	45,594
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	45,596	45,596
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	116,726	116,722
Key Bank N.A.
1.81%, 11/01/04[3]	237,100	237,100

38	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
National City Bank (Ohio)
1.25%, 01/06/05[3]	$182,385	$182,387
Nordea Bank PLC
2.11%, 06/07/05[3]	182,385	182,363
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	364,770	364,770
Toronto-Dominion Bank
1.22%, 03/23/05[3]	319,174	319,152
1.34%, 02/10/05[3]	72,954	72,951
1.41%, 11/01/04[3]	136,789	136,789
1.77%, 05/10/05[3]	91,192	91,188
1.90%, 05/11/05[3]	91,192	91,188
World Savings Bank FSB
1.76%, 11/12/04[3]	647,467	647,463

		3,208,070

U.S. GOVERNMENT AGENCY NOTES – 0.14%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	127,669	127,854
1.80%, 01/18/05[3]	84,809	84,478
1.80%, 01/19/05[3]	91,192	90,832
2.06%, 05/31/05[3]	90,924	89,827
Federal National Mortgage Association
2.33%, 07/22/05[3]	273,577	268,931

		661,922

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,501,586)		27,501,586

TOTAL INVESTMENTS IN SECURITIES – 105.96% (Cost: $392,588,839)		487,954,234

Other Assets, Less Liabilities – (5.96%)		(27,426,434)

NET ASSETS – 100.00%		$460,527,800

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Oil & Gas	$390,073,234	84.70%
Oil & Gas Services	57,578,900	12.50
Pipelines	10,613,007	2.31
Coal	2,187,507	0.48
Short-Term and Other Net Assets	75,152	0.01

TOTAL	$460,527,800	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.00%

AGRICULTURE – 0.84%
Delta & Pine Land Co.[1]	17,574	$462,548
Monsanto Co.	121,499	5,194,082

		5,656,630

BIOTECHNOLOGY – 11.40%
Affymetrix Inc.[1],[2]	27,689	844,514
Alexion Pharmaceuticals Inc.[1,2]	12,317	219,797
Amgen Inc.[2]	578,884	32,880,611
Applera Corp. – Celera Genomics Group1,[2]	33,343	427,457
Biogen Idec Inc.[2]	154,837	9,005,320
Bio-Rad Laboratories Inc. Class A2	7,465	388,329
Celgene Corp.[1,2]	74,988	2,221,145
Cell Genesys Inc.[1,2]	20,255	132,873
Charles River Laboratories International Inc.[2]	27,834	1,302,353
Chiron Corp.[2]	50,015	1,621,486
CuraGen Corp.[1,2]	18,318	90,308
Enzo Biochem Inc.[1,2]	13,697	242,300
Enzon Pharmaceuticals Inc.[1,2]	19,948	322,559
Gene Logic Inc.[2]	14,025	46,282
Genentech Inc.[2]	213,518	9,721,475
Genzyme Corp.[2]	104,320	5,473,670
Human Genome Sciences Inc.[1,2]	59,568	612,955
ICOS Corp.[1,2]	26,604	599,122
Immunomedics Inc.[1,2]	17,947	51,149
Incyte Corp.[1,2]	33,486	348,254
InterMune Inc.[1,2]	12,851	166,677
Invitrogen Corp.[2]	24,119	1,396,490
Lexicon Genetics Inc.[1,2]	19,585	127,498
Martek Biosciences Corp.[1,2]	13,352	628,292
Maxygen Inc.[2]	13,207	126,787
MedImmune Inc.[2]	113,836	3,235,219
Millennium Pharmaceuticals Inc.[1,2]	139,731	1,813,708
Myriad Genetics Inc.[1,2]	13,960	247,371
Nektar Therapeutics[2]	38,264	551,384
Praecis Pharmaceuticals Inc.[1,2]	23,499	41,123
Protein Design Labs Inc.[1,2]	43,287	828,946
Regeneron Pharmaceuticals Inc.[1,2]	17,234	125,291
Savient Pharmaceuticals Inc.[1,2]	26,444	52,095
Telik Inc.[1,2]	18,629	343,705
Transkaryotic Therapies Inc.[1,2]	12,838	222,226
Vertex Pharmaceuticals Inc.[1,2]	36,169	393,519
XOMA Ltd.[2]	38,313	78,542

		76,930,832

COMMERCIAL SERVICES – 0.29%
Albany Molecular Research Inc.[1,2]	9,547	82,295
First Health Group Corp.[1,2]	42,041	669,293
PAREXEL International Corp.[1,2]	12,013	231,250
Pharmaceutical Product Development Inc.[1,2]	22,728	959,803

		1,942,641

ELECTRONICS – 0.73%
Applera Corp. - Applied Biosystems Group	92,494	1,764,786
Fisher Scientific International Inc.[2]	52,650	3,020,004
Molecular Devices Corp.[1,2]	6,726	134,621

		4,919,411

HEALTH CARE - PRODUCTS – 29.27%
Advanced Medical Optics Inc.[1,2]	16,309	637,682
Alcon Inc.[1]	35,721	2,543,335
ArthroCare Corp.[1,2]	9,854	303,602
Bard (C.R.) Inc.	47,522	2,699,250
Bausch & Lomb Inc.	24,204	1,475,476
Baxter International Inc.	281,306	8,652,973
Beckman Coulter Inc.[1]	28,048	1,668,856
Becton, Dickinson & Co.	107,774	5,658,135
Biomet Inc.	108,020	5,042,374
Biosite Inc.[1,2]	7,259	354,312
Boston Scientific Corp.[2]	275,984	9,742,235
Cooper Companies Inc.[1]	14,955	1,052,084
Cyberonics Inc.[1,2]	7,664	143,853
Cytyc Corp.[2]	50,853	1,326,755
Dade Behring Holdings Inc.[2]	19,688	1,108,238
Datascope Corp.[1]	5,713	185,444
DENTSPLY International Inc.	32,666	1,698,959
Diagnostic Products Corp.[1]	10,312	455,275
Edwards Lifesciences Corp.[1,2]	27,228	930,653
Gen-Probe Inc.[2]	22,702	795,478
Guidant Corp.	143,940	9,589,283
Haemonetics Corp.[2]	11,339	372,486

40	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
Hillenbrand Industries Inc.	26,676	$1,327,931
IDEXX Laboratories Inc.[1,2]	15,674	781,192
INAMED Corp.[2]	16,240	863,156
Invacare Corp.[1]	13,818	638,115
Johnson & Johnson	1,357,315	79,240,050
Medtronic Inc.	552,984	28,263,012
Mentor Corp.[1]	16,954	589,999
Patterson Companies Inc.[1,2]	53,214	1,995,525
PolyMedica Corp.[1]	12,439	435,365
ResMed Inc.[1,2]	15,493	728,171
Respironics Inc.[2]	17,541	896,170
St. Jude Medical Inc.[2]	80,988	6,201,251
Steris Corp.[1,2]	31,593	654,923
Stryker Corp.	126,897	5,467,992
Sybron Dental Specialties Inc.[2]	17,795	579,583
TECHNE Corp.[1,2]	17,815	641,696
Varian Medical Systems Inc.[2]	62,679	2,516,562
Viasys Healthcare Inc.[1,2]	12,034	205,661
VISX Inc.[2]	22,623	377,352
Zimmer Holdings Inc.[2]	111,656	8,663,389

		197,503,833

HEALTH CARE - SERVICES – 11.71%
Aetna Inc.	70,265	6,675,175
AMERIGROUP Corp.[1,2]	11,340	680,400
Anthem Inc.[2]	63,882	5,136,113
Apria Healthcare Group Inc.[1,2]	22,908	626,763
Beverly Enterprises Inc.[1,2]	48,730	423,464
Community Health Systems Inc.[2]	39,868	1,069,260
Covance Inc.[1,2]	28,754	1,142,109
Coventry Health Care Inc.[2]	33,959	1,388,923
DaVita Inc.[2]	45,469	1,346,792
HCA Inc.[1]	211,239	7,758,808
Health Management Associates Inc. Class A	110,754	2,288,178
Health Net Inc.[1,2]	51,233	1,242,913
Humana Inc.[2]	72,931	1,396,629
Laboratory Corp. of America Holdings[1,2]	65,040	2,978,832
LifePoint Hospitals Inc.[1,2]	16,290	528,122
Lincare Holdings Inc.[1,2]	45,760	1,682,138
Manor Care Inc.	40,606	1,329,440
OCA Inc.[1,2]	21,803	90,046
Odyssey Healthcare Inc.[1,2]	16,566	127,889
PacifiCare Health Systems Inc.[1,2]	39,483	1,406,384
Pediatrix Medical Group Inc.[2]	10,975	617,344
Province Healthcare Co.[2]	20,105	431,051
Quest Diagnostics Inc.	36,455	3,191,271
Renal Care Group Inc.[1,2]	30,625	966,525
Select Medical Corp.	45,973	790,276
Sunrise Senior Living Inc.[1,2]	8,247	314,293
Tenet Healthcare Corp.[2]	212,670	2,279,822
Triad Hospitals Inc.[1,2]	35,159	1,161,302
UnitedHealth Group Inc.	302,526	21,902,882
Universal Health Services Inc. Class B	24,945	1,036,714
WellPoint Health Networks Inc.[2]	71,866	7,018,434

		79,028,292

INSURANCE – 0.59%
CIGNA Corp.	62,928	3,993,411

		3,993,411

PHARMACEUTICALS – 45.17%
Abbott Laboratories	713,819	30,430,104
Abgenix Inc.[1,2]	35,623	324,526
Accredo Health Inc.[2]	22,242	512,233
Alkermes Inc.[1,2]	40,722	503,731
Allergan Inc.	61,431	4,396,002
Alpharma Inc. Class A	18,590	315,100
American Pharmaceutical Partners Inc.[1,2]	18,498	516,464
Amylin Pharmaceuticals Inc.[1,2]	37,723	803,500
Andrx Corp.[2]	33,325	721,153
Barr Pharmaceuticals Inc.[2]	41,123	1,548,281
Bristol-Myers Squibb Co.	889,327	20,836,932
Caremark Rx Inc.[2]	213,221	6,390,234
Cell Therapeutics Inc.[1,2]	24,872	154,206
Cephalon Inc.[1,2]	25,948	1,236,941
Cubist Pharmaceuticals Inc.[1,2]	18,114	184,853
CV Therapeutics Inc.[1,2]	14,502	242,618
Express Scripts Inc.[2]	28,105	1,798,720
Forest Laboratories Inc.[2]	169,425	7,556,355
Gilead Sciences Inc.[1,2]	197,013	6,822,560
Hospira Inc.[2]	71,400	2,278,374

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
ImClone Systems Inc.[2]	30,341	$1,328,936
Impax Laboratories Inc.[1,2]	22,347	329,842
IVAX Corp.[2]	96,744	1,751,066
King Pharmaceuticals Inc.[2]	110,635	1,207,028
Ligand Pharmaceuticals Inc. Class B1,2	33,639	299,892
Lilly (Eli) & Co.	441,282	24,230,795
Medarex Inc.[1,2]	36,296	276,213
Medco Health Solutions Inc.[2]	123,683	4,194,090
Medicines Co. (The)[1,2]	20,470	545,321
Medicis Pharmaceutical Corp. Class A1	25,648	1,043,104
Merck & Co. Inc.	1,014,489	31,763,651
MGI Pharma Inc.[1,2]	32,313	861,788
Mylan Laboratories Inc.[1]	122,885	2,116,080
Nabi Biopharmaceuticals[1,2]	26,502	367,053
Neurocrine Biosciences Inc.[2]	16,653	775,197
Noven Pharmaceuticals Inc.[1,2]	10,763	242,706
NPS Pharmaceuticals Inc.[1,2]	17,662	301,667
Omnicare Inc.[1]	47,598	1,313,229
Onyx Pharmaceuticals Inc.[2]	15,170	425,670
OSI Pharmaceuticals Inc.[1,2]	17,300	1,124,154
Par Pharmaceutical Companies Inc.[1,2]	15,534	612,816
Perrigo Co.[1]	27,977	508,622
Pfizer Inc.	3,453,037	99,965,421
Schering-Plough Corp.	672,989	12,187,831
Sepracor Inc.[1,2]	40,124	1,842,895
Taro Pharmaceutical Industries Ltd.[1,2]	11,057	293,784
Trimeris Inc.[2]	7,365	84,771
United Therapeutics Inc.[1,2]	9,716	303,722
Valeant Pharmaceuticals International[1]	38,384	921,216
Vicuron Pharmaceuticals Inc.[2]	25,074	351,537
Watson Pharmaceuticals Inc.[2]	50,118	1,404,808
Wyeth	609,826	24,179,601

		304,727,393

TOTAL COMMON STOCKS (Cost: $714,778,704)		674,702,443

Security	Principal	Value
SHORT-TERM INVESTMENTS – 7.50%

COMMERCIAL PAPER – 1.28%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$251,519	$251,431
Aspen Funding Corp.
1.85%, 11/01/04[3]	962,478	962,478
Barton Capital Corp.
1.78%, 11/04/04[3]	289,760	289,717
1.79%, 11/08/04[3]	263,209	263,118
CRC Funding LLC
1.78%, 11/09/04[3]	167,679	167,613
Delaware Funding Corp.
1.78%, 11/10/04[3]	184,447	184,365
Edison Asset Securitization
1.45%, 11/09/04[3]	335,358	335,250
1.59%, 12/02/04[3]	335,358	334,899
Eureka Securitization Inc.
1.79%, 11/01/04[3]	142,477	142,477
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	167,679	167,042
Grampian Funding LLC
1.59%, 11/30/04[3]	167,679	167,464
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	83,840	83,793
Nationwide Building Society
1.63%, 12/09/04[3]	278,347	277,868
Polonius Inc.
1.79%, 11/12/04[3]	167,679	167,587
Prudential Funding LLC
1.60%, 12/01/04[3]	167,679	167,456
1.85%, 11/01/04[3]	838,396	838,396
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	192,254	192,255
Scaldis Capital LLC
1.78%, 11/08/04[3]	754,556	754,295
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	196,168	196,059
UBS Finance (Delaware)
1.11%, 12/17/04[3]	503,037	502,324
1.85%, 11/01/04[3]	1,676,791	1,676,791

42	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
Windmill Funding Corp.
1.79%, 11/02/04[3]	$50,304	$50,301
1.79%, 11/03/04[3]	201,215	201,195
1.79%, 11/08/04[3]	244,141	244,056

		8,618,230

FLOATING RATE NOTES – 2.27%
American Express Credit Corp.
1.95%, 10/26/05[3]	335,358	335,536
Bank of Nova Scotia
1.85%, 09/26/05[3]	83,840	83,806
Beta Finance Inc.
1.78%, 05/04/05[3,4]	201,215	201,195
1.89%, 09/23/05[3,4]	301,822	301,715
1.89%, 09/27/05[3,4]	268,287	268,190
1.91%, 03/15/05[3,4]	167,679	167,729
2.04%, 10/27/05[3,4]	318,590	318,936
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	503,037	502,895
1.90%, 10/31/05[3]	335,358	335,272
CC USA Inc.
1.78%, 05/04/05[3,4]	335,358	335,324
2.06%, 07/29/05[3,4]	335,358	335,284
Den Danske Bank NY
1.79%, 08/12/05[3]	335,358	335,280
1.87%, 08/26/05[3]	335,358	335,276
2.00%, 10/17/05[3]	335,358	335,262
Depfa Bank PLC
1.86%, 09/15/05[3]	335,358	335,358
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	278,347	278,285
Five Finance Inc.
1.91%, 04/29/05[3,4]	268,287	268,273
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	335,358	335,358
K2 USA LLC
1.81%, 09/12/05[3,4]	335,358	335,301
1.82%, 06/10/05[3,4]	335,358	335,333
1.89%, 10/20/05[3,4]	335,358	335,369
2.05%, 07/25/05[3,4]	167,679	167,655
Links Finance LLC
1.82%, 04/15/05[3,4]	335,358	335,328
2.12%, 04/25/05[3]	335,358	335,464
National City Bank (Ohio)
1.79%, 08/09/05[3]	335,358	335,281
1.85%, 06/10/05[3]	167,679	167,711
1.86%, 06/23/05[3]	335,358	335,294
Nationwide Building Society
1.96%, 10/28/05[3,4]	570,109	570,182
Norddeutsche Landesbank
2.04%, 07/27/05[3]	335,358	335,272
Northern Rock PLC
1.90%, 10/25/05[3,4]	670,717	670,717
2.02%, 01/13/05[3,4]	318,590	318,590
Permanent Financing PLC
1.81%, 03/10/05[3]	335,358	335,358
1.82%, 12/10/04[3]	167,679	167,679
1.84%, 06/10/05[3]	150,911	150,911
Sigma Finance Inc.
1.84%, 11/15/04[3]	335,358	335,357
1.86%, 08/17/05[3]	167,679	167,691
1.86%, 09/15/05[3]	419,198	419,231
Tango Finance Corp.
1.66%, 05/17/05[3,4]	278,347	278,340
1.70%, 02/25/05[3,4]	187,801	187,789
1.80%, 04/07/05[3,4]	123,076	123,072
1.83%, 01/18/05[3,4]	147,558	147,554
1.84%, 09/15/05[3,4]	295,115	295,075
1.90%, 07/25/05[3,4]	335,358	335,334
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	251,519	251,483
1.83%, 09/15/05[3]	251,519	251,475
1.83%, 10/14/05[3,4]	167,679	167,664
1.84%, 06/15/05[3,4]	167,679	167,655
White Pine Finance LLC
1.68%, 05/20/05[3]	150,911	150,903
1.80%, 07/05/05[3]	167,679	167,655
1.82%, 04/15/05[3,4]	251,519	251,496
1.83%, 11/15/04[3,4]	201,215	201,215
1.84%, 06/15/05[3,4]	137,497	137,497
1.89%, 03/29/05[3]	144,204	144,191

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
1.90%, 08/26/05[3,4]	$167,679	$167,652
2.02%, 07/11/05[3]	83,840	83,833
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	239,446	239,446

		15,312,027

MEDIUM-TERM NOTES – 0.16%
CC USA Inc.
1.29%, 04/15/05[3,4]	335,358	335,343
1.51%, 02/15/05[3,4]	217,983	218,081
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	251,519	251,516
K2 USA LLC
1.46%, 01/12/05[3,4]	167,679	167,676
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	83,840	83,835

		1,056,451

MONEY MARKET FUNDS – 1.55%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	1,341,433	1,341,433
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	5,249,835	5,249,835
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	3,688,941	3,688,941
BlackRock Temp Cash Money Market Fund[3]	75,163	75,163
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	136,865	136,865

		10,492,237

REPURCHASE AGREEMENTS – 1.19%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	1,341,433	1,341,433
Bank of America N.A.
1.86%, 11/01/04[3,6]	3,353,583	3,353,583
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	3,353,583	3,353,583

		8,048,599

Security	Principal	Value
TIME DEPOSITS – 0.87%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	$335,358	$335,358
1.33%, 02/10/05[3]	167,679	167,672
1.39%, 02/02/05[3]	167,679	167,673
1.39%, 04/08/05[3]	234,751	234,736
Bank of New York
1.39%, 11/01/04[3]	335,358	335,359
1.60%, 12/03/04[3]	83,840	83,836
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	83,840	83,840
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	214,629	214,620
Key Bank N.A.
1.81%, 11/01/04[3]	435,966	435,966
National City Bank (Ohio)
1.25%, 01/06/05[3]	335,358	335,361
Nordea Bank PLC
2.11%, 06/07/05[3]	335,358	335,319
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	670,717	670,717
Toronto-Dominion Bank
1.22%, 03/23/05[3]	586,877	586,837
1.34%, 02/10/05[3]	134,143	134,138
1.41%, 11/01/04[3]	251,519	251,519
1.77%, 05/10/05[3]	167,679	167,670
1.90%, 05/11/05[3]	167,679	167,670
World Savings Bank FSB
1.76%, 11/12/04[3]	1,190,522	1,190,514

		5,898,805

U.S. GOVERNMENT AGENCY NOTES – 0.18%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	234,751	235,091
1.80%, 01/18/05[3]	155,942	155,333
1.80%, 01/19/05[3]	167,679	167,017
2.06%, 05/31/05[3]	167,186	165,168
Federal National Mortgage Association
2.33%, 07/22/05[3]	503,037	494,493

		1,217,102

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,643,451)		50,643,451

44	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2004

Value
TOTAL INVESTMENTS IN SECURITIES – 107.50% (Cost: $765,422,155)	$725,345,894
Other Assets, Less Liabilities – (7.50%)	(50,629,214)

NET ASSETS – 100.00%	$674,716,680

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Pharmaceuticals	$304,727,393	45.17%
Health Care-Products	197,503,833	29.27
Health Care-Services	79,028,292	11.71
Biotechnology	76,930,832	11.40
Agriculture	5,656,630	0.84
Electronics	4,919,411	0.73
Insurance	3,993,411	0.59
Commercial Services	1,942,641	0.29
Short-Term and Other Net Assets	14,237	0.00

TOTAL	$674,716,680	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.01%

COMMERCIAL SERVICES – 0.08%
BearingPoint Inc.[1]	36,111	$314,166

		314,166

COMPUTERS – 26.06%
Advanced Digital Information Corp.[1]	14,192	127,018
Affiliated Computer Services Inc. Class A1,2	26,489	1,444,975
Apple Computer Inc.[1]	81,764	4,295,063
Brocade Communications Systems Inc.[1]	55,933	379,785
CACI International Inc. Class A1,2	6,319	385,269
Cadence Design Systems Inc.[1,2]	58,926	733,039
CIBER Inc.[1,2]	12,156	109,890
Cognizant Technology Solutions Corp.[1]	28,180	958,120
Computer Sciences Corp.[1]	40,325	2,002,943
Dell Inc.[1]	478,134	16,763,378
DST Systems Inc.[1]	14,478	649,338
Echelon Corp.[1,2]	7,080	49,985
Electronic Data Systems Corp.	109,449	2,327,980
Electronics For Imaging Inc.[1,2]	11,421	206,035
EMC Corp.[1]	520,826	6,703,031
Gateway Inc.[1]	49,820	291,447
Henry (Jack) & Associates Inc.	16,402	305,733
Hewlett-Packard Co.	588,829	10,987,549
Hutchinson Technology Inc.[1,2]	5,693	191,342
Imation Corp.[2]	7,707	240,998
InFocus Corp.[1]	7,800	50,232
Intergraph Corp.[1]	7,840	195,490
International Business Machines Corp.	370,037	33,210,821
Iomega Corp.[1,2]	11,383	52,362
Kronos Inc.[1,2]	6,672	327,262
Lexmark International Inc.[1]	27,630	2,296,329
Maxtor Corp.[1]	53,478	158,295
McDATA Corp. Class A1	17,864	112,186
McDATA Corp. Class B1,2	5,350	32,100
Mentor Graphics Corp.[1,2]	15,243	177,429
Mercury Computer Systems Inc.[1,2]	4,500	113,648
MICROS Systems Inc.[1,2]	3,969	234,647
M-Systems Flash Disk Pioneers Ltd.[1,2]	6,845	96,241
NCR Corp.[1]	20,333	1,145,765
Network Appliance Inc.[1]	76,923	1,882,306
PalmOne Inc.[1,2]	8,897	257,746
Perot Systems Corp. Class A1,2	16,158	259,013
Quantum Corp.[1,2]	37,304	99,975
RadiSys Corp.[1,2]	3,840	50,995
Reynolds & Reynolds Co. (The) Class A	14,029	345,254
SanDisk Corp.[1,2]	34,847	727,257
Seagate Technology[2]	43,806	553,708
Silicon Graphics Inc.[1,2]	53,449	68,949
Silicon Storage Technology Inc.[1]	18,060	134,547
Storage Technology Corp.[1]	24,113	651,533
Sun Microsystems Inc.[1]	715,374	3,240,644
SunGard Data Systems Inc.[1]	62,185	1,647,281
Synopsys Inc.[1]	33,697	547,239
Unisys Corp.[1]	71,510	759,436
Western Digital Corp.[1]	44,821	373,359

		98,954,967

ELECTRICAL COMPONENTS & EQUIPMENT – 0.08%
Belden CDT Inc.[2]	9,738	216,476
General Cable Corp.[1,2]	8,239	101,340

		317,816

ELECTRONICS – 0.14%
Cymer Inc.[1,2]	8,018	228,673
Trimble Navigation Ltd.[1]	11,020	316,164

		544,837

ENTERTAINMENT – 0.08%
Macrovision Corp.[1,2]	10,494	283,758

		283,758

INTERNET – 5.88%
Agile Software Corp.[1]	10,073	86,023
Akamai Technologies Inc.[1,2]	25,216	349,242
Ariba Inc.[1]	13,331	204,631
Ask Jeeves Inc.[1,2]	12,215	314,903
Avocent Corp.[1]	10,664	379,638
Check Point Software Technologies Ltd.[1,2]	38,755	876,677
CNET Networks Inc.[1,2]	28,449	232,428
Digital River Inc.[1,2]	6,481	215,817
E.piphany Inc.[1]	16,308	71,429
EarthLink Inc.[1,2]	31,167	321,955
Entrust Inc.[1]	12,088	39,890

46	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
eResearch Technology Inc.[1,2]	10,204	$119,285
F5 Networks Inc.[1,2]	6,310	252,085
Google Inc. Class A1,2	4,827	920,533
Internet Security Systems Inc.[1]	9,287	202,085
Interwoven Inc.[1]	7,861	71,299
Keynote Systems Inc.[1]	3,630	51,056
Macromedia Inc.[1]	15,024	407,751
MatrixOne Inc.[1]	10,323	58,841
McAfee Inc.[1]	33,739	816,484
Openwave Systems Inc.[1,2]	13,730	161,602
PC-Tel Inc.[1]	4,478	34,525
RealNetworks Inc.[1,2]	24,035	116,570
RSA Security Inc.[1]	13,522	276,660
S1 Corp.[1]	14,127	132,653
SonicWALL Inc.[1]	14,742	73,710
Symantec Corp.[1]	67,810	3,861,101
TIBCO Software Inc.[1]	36,519	354,965
United Online Inc.[1]	10,139	95,205
VeriSign Inc.[1]	54,837	1,471,277
Verity Inc.[1]	8,162	105,453
Vignette Corp.[1]	63,269	70,229
WatchGuard Technologies Inc.[1]	6,183	24,608
WebMD Corp.[1,2]	66,972	506,308
webMethods Inc.[1]	11,420	79,141
Yahoo! Inc.[1]	248,228	8,983,371

		22,339,430

MACHINERY – 0.22%
Zebra Technologies Corp. Class A1,2	15,430	817,636

		817,636

OFFICE & BUSINESS EQUIPMENT – 1.39%
IKON Office Solutions Inc.	26,853	281,957
Imagistics International Inc.[1,2]	3,548	122,122
Pitney Bowes Inc.	50,301	2,200,669
Xerox Corp.[1,2]	180,485	2,665,763

		5,270,511

PHARMACEUTICALS – 0.01%
Accelrys Inc.[1,2]	5,176	29,814

		29,814

SEMICONDUCTORS – 21.48%
Actel Corp.[1]	5,497	83,390
Advanced Micro Devices Inc.[1,2]	76,216	1,281,953
Agere Systems Inc. Class A1	173,727	210,210
Agere Systems Inc. Class B1	197,368	226,973
Altera Corp.[1]	81,388	1,849,949
Amkor Technology Inc.[1]	19,666	97,937
Analog Devices Inc.	80,385	3,236,300
Applied Materials Inc.[1]	364,675	5,871,268
Applied Micro Circuits Corp.[1]	66,769	243,039
Asyst Technologies Inc.[1]	9,158	49,041
Atmel Corp.[1]	95,162	302,615
ATMI Inc.[1,2]	6,696	156,352
Axcelis Technologies Inc.[1]	21,389	183,945
Broadcom Corp. Class A1	56,295	1,522,780
Brooks Automation Inc.[1,2]	9,473	140,958
Cirrus Logic Inc.[1]	18,521	93,531
Cohu Inc.	4,283	67,157
Conexant Systems Inc.[1]	100,804	174,391
Credence Systems Corp.[1,2]	20,199	152,502
Cree Inc.[1,2]	15,838	546,569
Cypress Semiconductor Corp.[1]	26,830	282,520
DSP Group Inc.[1]	6,212	123,184
DuPont Photomasks Inc.[1,2]	3,155	82,724
Emulex Corp.[1]	17,600	184,976
ESS Technology Inc.[1,2]	7,390	48,331
Exar Corp.[1,2]	8,838	132,747
Fairchild Semiconductor International Inc. Class A1	25,441	365,587
Integrated Device Technology Inc.[1]	23,001	271,872
Intel Corp.[2]	1,379,749	30,713,213
International Rectifier Corp.[1]	14,192	564,132
Intersil Corp. Class A2	30,283	494,219
KLA-Tencor Corp.[1]	42,202	1,921,457
Kopin Corp.[1]	15,536	56,862
Kulicke & Soffa Industries Inc.[1,2]	11,037	78,804
Lam Research Corp.[1,2]	28,915	752,657
Lattice Semiconductor Corp.[1,2]	23,361	116,104
Linear Technology Corp.	66,532	2,520,232
LSI Logic Corp.[1]	82,453	375,161
LTX Corp.[1]	12,856	83,564
Marvell Technology Group Ltd.[1,2]	41,019	1,171,913
Maxim Integrated Products Inc.	69,311	3,048,991

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
Micrel Inc.[1]	14,498	$162,813
Microchip Technology Inc.	44,409	1,343,372
Micron Technology Inc.[1]	131,420	1,600,696
Mindspeed Technologies Inc.[1,2]	21,877	51,849
Mykrolis Corp.[1]	9,038	94,989
National Semiconductor Corp.[1]	76,946	1,284,998
Novellus Systems Inc.[1]	32,680	846,739
NVIDIA Corp.[1]	33,548	485,440
OmniVision Technologies Inc.[1,2]	12,294	195,475
Photronics Inc.[1,2]	6,112	107,266
PMC-Sierra Inc.[1]	38,375	393,728
Power Integrations Inc.[1,2]	6,551	140,191
QLogic Corp.[1]	20,310	660,075
Rambus Inc.[1]	20,562	353,255
Semtech Corp.[1,2]	16,088	335,917
Silicon Image Inc.[1,2]	15,307	209,706
Silicon Laboratories Inc.[1,2]	8,464	253,666
Siliconix Inc.[1]	1,339	55,448
Skyworks Solutions Inc.[1,2]	33,113	294,375
Teradyne Inc.[1,2]	41,705	690,635
Texas Instruments Inc.	372,209	9,100,510
Transmeta Corp.[1,2]	31,122	65,045
TriQuint Semiconductor Inc.[1,2]	27,256	97,031
Ultratech Inc.[1]	4,664	79,381
Varian Semiconductor Equipment Associates Inc.[1,2]	7,809	270,270
Vitesse Semiconductor Corp.[1,2]	46,303	125,944
Xilinx Inc.	74,628	2,283,617
Zoran Corp.[1]	9,251	93,343

		81,555,884

SOFTWARE – 24.80%
Actuate Corp.[1]	12,533	31,019
Adobe Systems Inc.	51,645	2,893,669
Advent Software Inc.[1]	6,698	139,720
Ascential Software Corp.[1]	12,831	180,789
Autodesk Inc.	24,339	1,283,882
BEA Systems Inc.[1]	83,111	674,861
BMC Software Inc.[1]	48,159	911,168
Borland Software Corp.[1]	17,261	176,753
Cerner Corp.[1,2]	6,059	273,564
Citrix Systems Inc.[1]	36,540	881,710
Computer Associates International Inc.	100,682	2,789,898
Compuware Corp.[1]	74,040	428,692
Dendrite International Inc.[1]	8,195	120,057
FileNET Corp.[1,2]	8,481	236,026
Hyperion Solutions Corp.[1,2]	8,484	340,463
IDX Systems Corp.[1,2]	4,573	153,356
Informatica Corp.[1]	18,239	142,447
Inter-Tel Inc.	4,316	116,532
Intuit Inc.[1]	37,709	1,710,480
JDA Software Group Inc.[1]	6,296	70,704
Keane Inc.[1,2]	11,738	185,578
Manugistics Group Inc.[1]	15,693	40,017
Mercury Interactive Corp.[1,2]	20,014	869,208
Micromuse Inc.[1]	16,925	72,608
Microsoft Corp.	2,205,367	61,728,222
MRO Software Inc.[1]	4,336	47,262
NetIQ Corp.[1]	12,424	157,536
Novell Inc.[1,2]	82,383	592,334
Oracle Corp.[1]	848,702	10,744,567
Packeteer Inc.[1]	6,711	82,814
Parametric Technology Corp.[1]	57,280	297,283
PeopleSoft Inc.[1]	71,685	1,488,897
Quest Software Inc.[1,2]	10,790	158,289
Red Hat Inc.[1,2]	37,207	477,738
Retek Inc.[1]	11,700	64,584
SERENA Software Inc.[1,2]	6,389	113,341
Siebel Systems Inc.[1]	97,722	928,359
Sybase Inc.[1]	20,668	327,174
Veritas Software Corp.[1]	93,047	2,035,868
Wind River Systems Inc.[1]	15,530	207,947

		94,175,416

TELECOMMUNICATIONS – 19.79%
Adaptec Inc.[1,2]	23,400	182,520
ADC Telecommunications Inc.[1]	173,782	384,058
ADTRAN Inc.	9,349	201,938
Advanced Fibre Communications Inc.[1]	19,005	296,858
Amdocs Ltd.[1]	35,541	893,856
American Tower Corp. Class A1,2	48,184	828,283
Andrew Corp.[1]	31,996	447,304
Arris Group Inc.[1,2]	13,577	63,133
Aspect Communications Corp.[1]	9,294	88,432

48	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
Avaya Inc.[1]	89,787	$1,292,933
Black Box Corp.[2]	3,885	152,603
C-COR Inc.[1]	9,117	68,560
CIENA Corp.[1]	123,394	304,783
Cisco Systems Inc.[1]	1,454,252	27,936,181
CommScope Inc.[1,2]	9,811	176,696
Computer Network Technology Corp.[1,2]	5,778	23,863
Comverse Technology Inc.[1]	39,521	815,713
Corning Inc.[1]	299,830	3,433,054
Crown Castle International Corp.[1,2]	48,488	742,351
Extreme Networks Inc.[1]	24,238	141,792
Finisar Corp.[1,2]	37,193	54,674
Foundry Networks Inc.[1]	25,741	312,238
Harmonic Inc.[1]	14,004	116,513
Harris Corp.	14,371	884,248
InterDigital Communications Corp.[1]	11,966	190,259
JDS Uniphase Corp.[1]	297,310	942,473
Juniper Networks Inc.[1]	106,191	2,825,743
Lucent Technologies Inc.[1,2]	926,920	3,290,566
Motorola Inc.	504,039	8,699,713
MRV Communications Inc.[1,2]	22,221	77,107
Plantronics Inc.	10,359	450,617
Polycom Inc.[1]	21,504	444,058
Powerwave Technologies Inc.[1]	20,246	151,238
QUALCOMM Inc.	350,245	14,643,743
REMEC Inc.[1,2]	11,742	64,698
RF Micro Devices Inc.[1,2]	40,309	262,412
Scientific-Atlanta Inc.	32,909	901,378
SpectraSite Inc.[1,2]	9,804	502,945
Stratex Networks Inc.[1]	14,648	26,586
Sycamore Networks Inc.[1]	40,451	148,455
Tekelec[1,2]	13,589	303,306
Tellabs Inc.[1,2]	81,806	654,448
3Com Corp.[1]	84,788	351,023
UTStarcom Inc.[1,2]	21,602	369,826

		75,143,178

TOTAL COMMON STOCKS (Cost: $411,506,464)		379,747,413

Security	Principal	Value
SHORT-TERM INVESTMENTS – 6.77%

COMMERCIAL PAPER – 1.15%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$127,716	$127,671
Aspen Funding Corp.
1.85%, 11/01/04[3]	488,725	488,725
Barton Capital Corp.
1.78%, 11/04/04[3]	147,134	147,112
1.79%, 11/08/04[3]	133,652	133,606
CRC Funding LLC
1.78%, 11/09/04[3]	85,144	85,110
Delaware Funding Corp.
1.78%, 11/10/04[3]	93,658	93,616
Edison Asset Securitization
1.45%, 11/09/04[3]	170,288	170,233
1.59%, 12/02/04[3]	170,288	170,054
Eureka Securitization Inc.
1.79%, 11/01/04[3]	72,347	72,347
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	85,144	84,820
Grampian Funding LLC
1.59%, 11/30/04[3]	85,144	85,035
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	42,572	42,548
Nationwide Building Society
1.63%, 12/09/04[3]	141,339	141,096
Polonius Inc.
1.79%, 11/12/04[3]	85,144	85,097
Prudential Funding LLC
1.60%, 12/01/04[3]	85,144	85,030
1.85%, 11/01/04[3]	425,719	425,719
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	97,622	97,622
Scaldis Capital LLC
1.78%, 11/08/04[3]	383,147	383,014
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	99,610	99,555
UBS Finance (Delaware)
1.11%, 12/17/04[3]	255,431	255,070
1.85%, 11/01/04[3]	851,438	851,438

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
Windmill Funding Corp.
1.79%, 11/02/04[3]	$25,543	$25,542
1.79%, 11/03/04[3]	102,173	102,162
1.79%, 11/08/04[3]	123,969	123,926

		4,376,148

FLOATING RATE NOTES – 2.05%
American Express Credit Corp.
1.95%, 10/26/05[3]	170,288	170,378
Bank of Nova Scotia
1.85%, 09/26/05[3]	42,572	42,555
Beta Finance Inc.
1.78%, 05/04/05[3,4]	102,173	102,162
1.89%, 09/23/05[3,4]	153,259	153,204
1.89%, 09/27/05[3,4]	136,230	136,181
1.91%, 03/15/05[3,4]	85,144	85,170
2.04%, 10/27/05[3,4]	161,773	161,949
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	255,431	255,359
1.90%, 10/31/05[3]	170,288	170,244
CC USA Inc.
1.78%, 05/04/05[3,4]	170,288	170,270
2.06%, 07/29/05[3,4]	170,288	170,250
Den Danske Bank NY
1.79%, 08/12/05[3]	170,288	170,248
1.87%, 08/26/05[3]	170,288	170,246
2.00%, 10/17/05[3]	170,288	170,239
Depfa Bank PLC
1.86%, 09/15/05[3]	170,288	170,288
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	141,339	141,307
Five Finance Inc.
1.91%, 04/29/05[3,4]	136,230	136,223
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	170,288	170,288
K2 USA LLC
1.81%, 09/12/05[3,4]	170,288	170,258
1.82%, 06/10/05[3,4]	170,288	170,275
1.89%, 10/20/05[3,4]	170,288	170,293
2.05%, 07/25/05[3,4]	85,144	85,131
Links Finance LLC
1.82%, 04/15/05[3,4]	170,288	170,272
2.12%, 04/25/05[3]	170,288	170,341
National City Bank (Ohio)
1.79%, 08/09/05[3]	170,288	170,248
1.85%, 06/10/05[3]	85,144	85,160
1.86%, 06/23/05[3]	170,288	170,255
Nationwide Building Society
1.96%, 10/28/05[3,4]	289,489	289,526
Norddeutsche Landesbank
2.04%, 07/27/05[3]	170,288	170,244
Northern Rock PLC
1.90%, 10/25/05[3,4]	340,575	340,575
2.02%, 01/13/05[3,4]	161,773	161,773
Permanent Financing PLC
1.81%, 03/10/05[3]	170,288	170,288
1.82%, 12/10/04[3]	85,144	85,144
1.84%, 06/10/05[3]	76,629	76,629
Sigma Finance Inc.
1.84%, 11/15/04[3]	170,288	170,287
1.86%, 08/17/05[3]	85,144	85,150
1.86%, 09/15/05[3]	212,859	212,877
Tango Finance Corp.
1.66%, 05/17/05[3,4]	141,339	141,335
1.70%, 02/25/05[3,4]	95,361	95,356
1.80%, 04/07/05[3,4]	62,496	62,493
1.83%, 01/18/05[3,4]	74,927	74,925
1.84%, 09/15/05[3,4]	149,853	149,832
1.90%, 07/25/05[3,4]	170,288	170,275
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	127,716	127,697
1.83%, 09/15/05[3]	127,716	127,693
1.83%, 10/14/05[3,4]	85,144	85,136
1.84%, 06/15/05[3,4]	85,144	85,132
White Pine Finance LLC
1.68%, 05/20/05[3]	76,629	76,625
1.80%, 07/05/05[3]	85,144	85,131
1.82%, 04/15/05[3,4]	127,716	127,704
1.83%, 11/15/04[3,4]	102,173	102,173
1.84%, 06/15/05[3,4]	69,818	69,818
1.89%, 03/29/05[3]	73,224	73,217
1.90%, 08/26/05[3,4]	85,144	85,130
2.02%, 07/11/05[3]	42,572	42,569
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	121,585	121,585

		7,775,113

50	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
MEDIUM-TERM NOTES – 0.14%
CC USA Inc.
1.29%, 04/15/05[3,4]	$170,288	$170,280
1.51%, 02/15/05[3,4]	110,687	110,737
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	127,716	127,714
K2 USA LLC
1.46%, 01/12/05[3,4]	85,144	85,142
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	42,572	42,570

		536,443

MONEY MARKET FUNDS – 1.40%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	681,150	681,150
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	2,657,950	2,657,950
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	1,873,164	1,873,164
BlackRock Temp Cash Money Market Fund[3]	38,166	38,166
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	69,497	69,497

		5,319,927

REPURCHASE AGREEMENTS – 1.08%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	681,150	681,150
Bank of America N.A.
1.86%, 11/01/04[3,6]	1,702,876	1,702,876
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	1,702,876	1,702,876

		4,086,902

TIME DEPOSITS – 0.79%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	170,288	170,288
1.33%, 02/10/05[3]	85,144	85,140
1.39%, 02/02/05[3]	85,144	85,137
1.39%, 04/08/05[3]	119,201	119,194

Security	Principal	Value
Bank of New York
1.39%, 11/01/04[3]	$170,288	$170,288
1.60%, 12/03/04[3]	42,572	42,571
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	42,572	42,572
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	108,984	108,980
Key Bank N.A.
1.81%, 11/01/04[3]	221,374	221,374
National City Bank (Ohio)
1.25%, 01/06/05[3]	170,288	170,289
Nordea Bank PLC
2.11%, 06/07/05[3]	170,288	170,268
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	340,575	340,575
Toronto-Dominion Bank
1.22%, 03/23/05[3]	298,003	297,983
1.34%, 02/10/05[3]	68,115	68,113
1.41%, 11/01/04[3]	127,716	127,716
1.77%, 05/10/05[3]	85,144	85,139
1.90%, 05/11/05[3]	85,144	85,139
World Savings Bank FSB
1.76%, 11/12/04[3]	604,521	604,517

		2,995,283

U.S. GOVERNMENT AGENCY NOTES – 0.16%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	119,201	119,374
1.80%, 01/18/05[3]	79,184	78,875
1.80%, 01/19/05[3]	85,144	84,807
2.06%, 05/31/05[3]	84,893	83,868
Federal National Mortgage Association
2.33%, 07/22/05[3]	255,431	251,093

		618,017

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,707,833)		25,707,833

TOTAL INVESTMENTS IN SECURITIES – 106.78% (Cost: $437,214,297)		405,455,246

Other Assets, Less Liabilities – (6.78%)		(25,760,976)

NET ASSETS – 100.00%		$379,694,270

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2004

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Computers	$98,954,967	26.06%
Software	94,175,416	24.80
Semiconductors	81,555,884	21.48
Telecommunications	75,143,178	19.79
Internet	22,339,430	5.88
Office & Business Equipment	5,270,511	1.39
Machinery	817,636	0.22
Electronics	544,837	0.14
Electrical Components & Equipment	317,816	0.08
Commercial Services	314,166	0.08
Entertainment	283,758	0.08
Pharmaceuticals	29,814	0.01
Short-Term and Other Net Assets	(53,143)	(0.01)

TOTAL	$379,694,270	100.00%

See notes to financial statements.

52	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
COMMON STOCKS – 100.03%

TELECOMMUNICATIONS – 100.03%
Alltel Corp.	287,855	$15,811,875
AT&T Corp.	955,772	16,353,259
BCE Inc. (Canada)[1]	703,759	16,341,284
BellSouth Corp.	791,876	21,119,333
CenturyTel Inc.[1]	387,018	12,419,408
Cincinnati Bell Inc.[1,2]	616,896	2,103,615
Citizens Communications Co.[1]	596,763	7,996,624
IDT Corp.[2]	55,748	731,971
IDT Corp. Class B1,2	102,994	1,423,377
Level 3 Communications Inc.[1,2]	366,642	1,231,917
MCI Inc.	361,901	6,242,792
Nextel Communications Inc. Class A2	624,720	16,548,833
Nextel Partners Inc. Class A1,2	152,330	2,565,237
NII Holdings Inc. Class B1,2	90,512	4,006,966
Qwest Communications International Inc.[2]	1,603,989	5,485,643
SBC Communications Inc.	2,529,916	63,905,679
Sprint Corp. (FON Group)	783,533	16,415,016
Telephone & Data Systems Inc.	186,625	13,978,213
United States Cellular Corp.[1,2]	161,242	6,715,729
Verizon Communications Inc.	2,051,820	80,226,162
Vodafone Group PLC ADR[1]	635,430	16,387,740
Western Wireless Corp. Class A1,2	145,229	4,231,973
Wireless Facilities Inc.[1,2]	130,187	960,780

		333,203,426

TOTAL COMMON STOCKS (Cost: $335,749,394)		333,203,426

SHORT-TERM INVESTMENTS – 10.02%

COMMERCIAL PAPER – 1.72%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	166,427	166,369
Aspen Funding Corp.
1.85%, 11/01/04[3]	636,861	636,861
Barton Capital Corp.
1.78%, 11/04/04[3]	191,731	191,702
1.79%, 11/08/04[3]	174,162	174,102

Security	Principal	Value
CRC Funding LLC
1.78%, 11/09/04[3]	$110,951	$110,907
Delaware Funding Corp.
1.78%, 11/10/04[3]	122,046	121,992
Edison Asset Securitization
1.45%, 11/09/04[3]	221,903	221,831
1.59%, 12/02/04[3]	221,903	221,599
Eureka Securitization Inc.
1.79%, 11/01/04[3]	94,275	94,275
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	110,951	110,529
Grampian Funding LLC
1.59%, 11/30/04[3]	110,951	110,809
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	55,476	55,445
Nationwide Building Society
1.63%, 12/09/04[3]	184,179	183,862
Polonius Inc.
1.79%, 11/12/04[3]	110,951	110,891
Prudential Funding LLC
1.60%, 12/01/04[3]	110,951	110,803
1.85%, 11/01/04[3]	554,757	554,757
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	127,212	127,212
Scaldis Capital LLC
1.78%, 11/08/04[3]	499,281	499,108
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	129,802	129,730
UBS Finance (Delaware)
1.11%, 12/17/04[3]	332,854	332,382
1.85%, 11/01/04[3]	1,109,513	1,109,513
Windmill Funding Corp.
1.79%, 11/02/04[3]	33,285	33,284
1.79%, 11/03/04[3]	133,142	133,128
1.79%, 11/08/04[3]	161,545	161,489

		5,702,580

FLOATING RATE NOTES – 3.04%
American Express Credit Corp.
1.95%, 10/26/05[3]	221,903	222,020

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
Bank of Nova Scotia
1.85%, 09/26/05[3]	$55,476	$55,454
Beta Finance Inc.
1.78%, 05/04/05[3,4]	133,142	133,128
1.89%, 09/23/05[3,4]	199,712	199,642
1.89%, 09/27/05[3,4]	177,522	177,458
1.91%, 03/15/05[3,4]	110,951	110,984
2.04%, 10/27/05[3,4]	210,807	211,036
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	332,854	332,760
1.90%, 10/31/05[3]	221,903	221,845
CC USA Inc.
1.78%, 05/04/05[3,4]	221,903	221,880
2.06%, 07/29/05[3,4]	221,903	221,853
Den Danske Bank NY
1.79%, 08/12/05[3]	221,903	221,851
1.87%, 08/26/05[3]	221,903	221,848
2.00%, 10/17/05[3]	221,903	221,839
Depfa Bank PLC
1.86%, 09/15/05[3]	221,903	221,903
Dorada Finance Inc.
2.06%, 07/29/05[3],[4]	184,179	184,138
Five Finance Inc.
1.91%, 04/29/05[3],[4]	177,522	177,513
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	221,903	221,903
K2 USA LLC
1.81%, 09/12/05[3,4]	221,903	221,865
1.82%, 06/10/05[3,4]	221,903	221,886
1.89%, 10/20/05[3,4]	221,903	221,910
2.05%, 07/25/05[3,4]	110,951	110,935
Links Finance LLC
1.82%, 04/15/05[3,4]	221,903	221,883
2.12%, 04/25/05[3]	221,903	221,972
National City Bank (Ohio)
1.79%, 08/09/05[3]	221,903	221,851
1.85%, 06/10/05[3]	110,951	110,973
1.86%, 06/23/05[3]	221,903	221,860
Nationwide Building Society
1.96%, 10/28/05[3,4]	377,234	377,283
Norddeutsche Landesbank
2.04%, 07/27/05[3]	221,903	221,845
Northern Rock PLC
1.90%, 10/25/05[3,4]	443,805	443,805
2.02%, 01/13/05[3,4]	210,807	210,807
Permanent Financing PLC
1.81%, 03/10/05[3]	221,903	221,903
1.82%, 12/10/04[3]	110,951	110,952
1.84%, 06/10/05[3]	99,856	99,856
Sigma Finance Inc.
1.84%, 11/15/04[3]	221,903	221,902
1.86%, 08/17/05[3]	110,951	110,960
1.86%, 09/15/05[3]	277,378	277,400
Tango Finance Corp.
1.66%, 05/17/05[3,4]	184,179	184,175
1.70%, 02/25/05[3,4]	124,265	124,258
1.80%, 04/07/05[3,4]	81,438	81,435
1.83%, 01/18/05[3,4]	97,637	97,635
1.84%, 09/15/05[3,4]	195,274	195,247
1.90%, 07/25/05[3,4]	221,903	221,887
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	166,427	166,403
1.83%, 09/15/05[3]	166,427	166,398
1.83%, 10/14/05[3,4]	110,951	110,941
1.84%, 06/15/05[3,4]	110,951	110,936
White Pine Finance LLC
1.68%, 05/20/05[3]	99,856	99,851
1.80%, 07/05/05[3]	110,951	110,935
1.82%, 04/15/05[3,4]	166,427	166,412
1.83%, 11/15/04[3,4]	133,142	133,142
1.84%, 06/15/05[3,4]	90,980	90,980
1.89%, 03/29/05[3]	95,418	95,409
1.90%, 08/26/05[3,4]	110,951	110,933
2.02%, 07/11/05[3]	55,476	55,471
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	158,438	158,438

		10,131,789

MEDIUM-TERM NOTES – 0.21%
CC USA Inc.
1.29%, 04/15/05[3,4]	221,903	221,893
1.51%, 02/15/05[3,4]	144,237	144,302

54	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	$166,427	$166,426
K2 USA LLC
1.46%, 01/12/05[3,4]	110,951	110,949
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	55,476	55,473

		699,043

MONEY MARKET FUNDS – 2.04%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	887,610	887,610
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	3,325,106	3,325,106
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	2,440,929	2,440,929
BlackRock Temp Cash Money Market Fund[3]	49,734	49,734
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	90,562	90,562

		6,793,941

REPURCHASE AGREEMENTS – 1.60%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	887,610	887,610
Bank of America N.A.
1.86%, 11/01/04[3,6]	2,219,026	2,219,026
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	2,219,026	2,219,026

		5,325,662

TIME DEPOSITS – 1.17%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	221,903	221,900
1.33%, 02/10/05[3]	110,951	110,947
1.39%, 02/02/05[3]	110,951	110,947
1.39%, 04/08/05[3]	155,332	155,322
Bank of New York
1.39%, 11/01/04[3]	221,903	221,903
1.60%, 12/03/04[3]	55,476	55,473

Security	Principal	Value
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	$55,476	$55,476
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	142,018	142,012
Key Bank N.A.
1.81%, 11/01/04[3]	288,473	288,474
National City Bank (Ohio)
1.25%, 01/06/05[3]	221,903	221,905
Nordea Bank PLC
2.11%, 06/07/05[3]	221,903	221,876
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	443,805	443,805
Toronto-Dominion Bank
1.22%, 03/23/05[3]	388,330	388,304
1.34%, 02/10/05[3]	88,761	88,757
1.41%, 11/01/04[3]	166,427	166,427
1.77%, 05/10/05[3]	110,951	110,946
1.90%, 05/11/05[3]	110,951	110,946
World Savings Bank FSB
1.76%, 11/12/04[3]	787,754	787,749

		3,903,169

U.S. GOVERNMENT AGENCY NOTES – 0.24%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	155,332	155,557
1.80%, 01/18/05[3]	103,185	102,782
1.80%, 01/19/05[3]	110,951	110,513
2.06%, 05/31/05[3]	110,625	109,289
Federal National Mortgage Association
2.33%, 07/22/05[3]	332,854	327,200

		805,341

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,361,525)		33,361,525

TOTAL INVESTMENTS IN SECURITIES – 110.05% (Cost: $369,110,919)		366,564,951

Other Assets, Less Liabilities – (10.05%)		(33,473,691)

NET ASSETS – 100.00%		$333,091,260

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2004

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Telecommunications	$333,203,426	100.03%
Short-Term and Other Net Assets	(112,166)	(0.03)

TOTAL	$333,091,260	100.00%

See notes to financial statements.

56	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.89%

ELECTRIC – 87.74%
AES Corp. (The)[1]	841,628	$9,173,745
Allegheny Energy Inc.[1,2]	174,385	3,192,989
Alliant Energy Corp.	155,513	4,102,433
Ameren Corp.	267,021	12,817,008
American Electric Power Co. Inc.	543,822	17,908,058
Aquila Inc.[1,2]	325,631	1,032,250
Avista Corp.	62,365	1,108,850
Black Hills Corp.[2]	44,793	1,319,602
Calpine Corp.[1,2]	612,057	1,524,022
CenterPoint Energy Inc.[2]	371,010	3,899,315
Cinergy Corp.	231,314	9,141,529
Cleco Corp.[2]	64,440	1,174,097
CMS Energy Corp.[1,2]	261,759	2,450,064
Consolidated Edison Inc.[2]	331,867	14,419,621
Constellation Energy Group Inc.	241,164	9,796,082
Dominion Resources Inc.	453,897	29,194,655
DPL Inc.[2]	164,871	3,561,214
DTE Energy Co.	238,779	10,198,251
Duke Energy Corp.	1,288,976	31,618,581
Duquesne Light Holdings Inc.[2]	105,160	1,804,546
Edison International	411,313	12,545,046
El Paso Electric Co.[1]	65,083	1,083,632
Energy East Corp.	201,960	5,089,392
Entergy Corp.	311,877	20,384,281
Exelon Corp.	907,373	35,950,118
FirstEnergy Corp.	453,354	18,737,121
FPL Group Inc.	234,162	16,133,762
Great Plains Energy Inc.[2]	101,998	2,905,923
Hawaiian Electric Industries Inc.[2]	110,384	3,095,167
IDACORP Inc.[2]	52,631	1,630,508
MDU Resources Group Inc.	149,277	3,828,955
NiSource Inc.	361,445	7,752,995
Northeast Utilities	176,123	3,404,458
NRG Energy Inc.[1]	115,436	3,202,195
NSTAR	72,841	3,603,444
OGE Energy Corp.[2]	120,349	3,053,254
Pepco Holdings Inc.	237,631	4,897,575
PG&E Corp.[1]	541,089	17,336,492
Pinnacle West Capital Corp.	125,708	5,357,675
PNM Resources Inc.[2]	75,331	1,753,706
PPL Corp.	259,644	13,501,488
Progress Energy Inc.	339,206	14,009,208
Public Service Enterprise Group Inc.	323,220	13,765,940
Puget Energy Inc.	136,641	3,178,270
Reliant Energy Inc.[1,2]	409,780	4,212,538
SCANA Corp.	138,889	5,152,782
Sierra Pacific Resources Corp.[1,2]	161,622	1,551,571
Southern Co. (The)	1,014,375	32,044,106
TECO Energy Inc.[2]	258,964	3,625,496
Texas Genco Holdings Inc.	20,856	973,975
TXU Corp.	407,959	24,975,250
UniSource Energy Corp.[2]	43,748	1,075,763
Westar Energy Inc.	117,443	2,460,431
Wisconsin Energy Corp.	161,901	5,284,449
WPS Resources Corp.[2]	51,160	2,430,100
Xcel Energy Inc.	549,527	9,396,912

		478,820,890

GAS – 8.90%
AGL Resources Inc.	81,907	2,555,498
Atmos Energy Corp.	103,609	2,674,148
Energen Corp.[2]	45,005	2,420,369
KeySpan Corp.	218,617	8,733,749
New Jersey Resources Corp.[2]	38,071	1,565,099
Nicor Inc.[2]	60,477	2,269,097
Northwest Natural Gas Co.[2]	37,527	1,189,606
NUI Corp.[2]	21,996	296,066
ONEOK Inc.[2]	132,217	3,546,060
Peoples Energy Corp.	51,553	2,205,437
Piedmont Natural Gas Co.[2]	49,427	2,250,411
Sempra Energy	280,137	9,395,795
Southern Union Co.[1,2]	99,020	2,175,470
UGI Corp.	69,727	2,693,554
Vectren Corp.	104,330	2,699,017
WGL Holdings Inc.[2]	66,797	1,900,375

		48,569,751

PIPELINES – 2.74%
Dynegy Inc. Class A1,2	389,620	1,920,827
Equitable Resources Inc.	80,574	4,455,742
National Fuel Gas Co.[2]	107,341	3,007,695
Questar Corp.	115,621	5,549,808

		14,934,072

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
WATER – 0.51%
Aqua America Inc.	126,939	$2,774,887

		2,774,887

TOTAL COMMON STOCKS (Cost: $471,403,329)		545,099,600

SHORT-TERM INVESTMENTS – 9.62%

COMMERCIAL PAPER – 1.63%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$260,443	260,353
Aspen Funding Corp.
1.85%, 11/01/04[3]	996,629	996,629
Barton Capital Corp.
1.78%, 11/04/04[3]	300,041	299,996
1.79%, 11/08/04[3]	272,549	272,454
CRC Funding LLC
1.78%, 11/09/04[3]	173,629	173,560
Delaware Funding Corp.
1.78%, 11/10/04[3]	190,992	190,907
Edison Asset Securitization
1.45%, 11/09/04[3]	347,258	347,146
1.59%, 12/02/04[3]	347,258	346,782
Eureka Securitization Inc.
1.79%, 11/01/04[3]	147,532	147,532
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	173,629	172,969
Grampian Funding LLC
1.59%, 11/30/04[3]	173,629	173,406
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	86,814	86,767
Nationwide Building Society
1.63%, 12/09/04[3]	288,224	287,728
Polonius Inc.
1.79%, 11/12/04[3]	173,629	173,534
Prudential Funding LLC
1.60%, 12/01/04[3]	173,629	173,397
1.85%, 11/01/04[3]	868,144	868,144
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	199,076	199,076
Scaldis Capital LLC
1.78%, 11/08/04[3]	781,330	781,059

Security	Principal	Value
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	$203,128	$203,016
UBS Finance (Delaware)
1.11%, 12/17/04[3]	520,886	520,148
1.85%, 11/01/04[3]	1,736,288	1,736,288
Windmill Funding Corp.
1.79%, 11/02/04[3]	52,089	52,086
1.79%, 11/03/04[3]	208,355	208,334
1.79%, 11/08/04[3]	252,804	252,716

		8,924,027

FLOATING RATE NOTES – 2.91%
American Express Credit Corp.
1.95%, 10/26/05[3]	347,258	347,442
Bank of Nova Scotia
1.85%, 09/26/05[3]	86,814	86,780
Beta Finance Inc.
1.78%, 05/04/05[3,4]	208,355	208,334
1.89%, 09/23/05[3,4]	312,532	312,420
1.89%, 09/27/05[3,4]	277,806	277,706
1.91%, 03/15/05[3,4]	173,629	173,681
2.04%, 10/27/05[3,4]	329,895	330,252
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	520,886	520,739
1.90%, 10/31/05[3]	347,258	347,168
CC USA Inc.
1.78%, 05/04/05[3,4]	347,258	347,223
2.06%, 07/29/05[3,4]	347,258	347,180
Den Danske Bank NY
1.79%, 08/12/05[3]	347,258	347,177
1.87%, 08/26/05[3]	347,258	347,173
2.00%, 10/17/05[3]	347,258	347,158
Depfa Bank PLC
1.86%, 09/15/05[3]	347,258	347,258
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	288,224	288,160
Five Finance Inc.
1.91%, 04/29/05[3,4]	277,806	277,792
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	347,258	347,258

58	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
K2 USA LLC
1.81%, 09/12/05[3,4]	$347,258	$347,198
1.82%, 06/10/05[3,4]	347,258	347,232
1.89%, 10/20/05[3,4]	347,258	347,269
2.05%, 07/25/05[3,4]	173,629	173,603
Links Finance LLC
1.82%, 04/15/05[3,4]	347,258	347,226
2.12%, 04/25/05[3]	347,258	347,367
National City Bank (Ohio)
1.79%, 08/09/05[3]	347,258	347,178
1.85%, 06/10/05[3]	173,629	173,662
1.86%, 06/23/05[3]	347,258	347,191
Nationwide Building Society
1.96%, 10/28/05[3,4]	590,338	590,414
Norddeutsche Landesbank
2.04%, 07/27/05[3]	347,258	347,168
Northern Rock PLC
1.90%, 10/25/05[3,4]	694,515	694,515
2.02%, 01/13/05[3,4]	329,895	329,895
Permanent Financing PLC
1.81%, 03/10/05[3]	347,258	347,258
1.82%, 12/10/04[3]	173,629	173,629
1.84%, 06/10/05[3]	156,266	156,266
Sigma Finance Inc.
1.84%, 11/15/04[3]	347,258	347,257
1.86%, 08/17/05[3]	173,629	173,641
1.86%, 09/15/05[3]	434,072	434,107
Tango Finance Corp.
1.66%, 05/17/05[3,4]	288,224	288,216
1.70%, 02/25/05[3,4]	194,464	194,452
1.80%, 04/07/05[3,4]	127,444	127,438
1.83%, 01/18/05[3,4]	152,793	152,790
1.84%, 09/15/05[3,4]	305,587	305,545
1.90%, 07/25/05[3,4]	347,258	347,232
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	260,443	260,406
1.83%, 09/15/05[3]	260,443	260,398
1.83%, 10/14/05[3,4]	173,629	173,612
1.84%, 06/15/05[3,4]	173,629	173,604

Security	Shares or Principal	Value
White Pine Finance LLC
1.68%, 05/20/05[3]	$156,266	$156,257
1.80%, 07/05/05[3]	173,629	173,603
1.82%, 04/15/05[3,4]	260,443	260,420
1.83%, 11/15/04[3,4]	208,355	208,355
1.84%, 06/15/05[3,4]	142,376	142,376
1.89%, 03/29/05[3]	149,321	149,308
1.90%, 08/26/05[3,4]	173,629	173,600
2.02%, 07/11/05[3]	86,814	86,808
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	247,942	247,942

		15,855,339

MEDIUM-TERM NOTES – 0.20%
CC USA Inc.
1.29%, 04/15/05[3,4]	347,258	347,242
1.51%, 02/15/05[3,4]	225,717	225,819
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	260,443	260,440
K2 USA LLC
1.46%, 01/12/05[3,4]	173,629	173,625
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	86,814	86,810

		1,093,936

MONEY MARKET FUNDS – 2.00%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	1,389,030	1,389,030
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	5,510,088	5,510,088
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	3,819,834	3,819,834
BlackRock Temp Cash Money Market Fund[3]	77,830	77,830
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	141,722	141,722

		10,938,504

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
REPURCHASE AGREEMENTS – 1.53%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	$1,389,030	$1,389,030
Bank of America N.A.
1.86%, 11/01/04[3,6]	3,472,576	3,472,576
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	3,472,576	3,472,576

		8,334,182

TIME DEPOSITS – 1.12%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	347,258	347,258
1.33%, 02/10/05[3]	173,629	173,616
1.39%, 02/02/05[3]	173,629	173,622
1.39%, 04/08/05[3]	243,080	243,065
Bank of New York
1.39%, 11/01/04[3]	347,258	347,258
1.60%, 12/03/04[3]	86,814	86,811
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	86,814	86,815
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	222,245	222,236
Key Bank N.A.
1.81%, 11/01/04[3]	451,435	451,435
National City Bank (Ohio)
1.25%, 01/06/05[3]	347,258	347,261
Nordea Bank PLC
2.11%, 06/07/05[3]	347,258	347,216
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	694,515	694,515
Toronto-Dominion Bank
1.22%, 03/23/05[3]	607,701	607,659
1.34%, 02/10/05[3]	138,903	138,897
1.41%, 11/01/04[3]	260,443	260,443
1.77%, 05/10/05[3]	173,629	173,620
1.90%, 05/11/05[3]	173,629	173,620
World Savings Bank FSB
1.76%, 11/12/04[3]	1,232,765	1,232,758

		6,108,105

U.S. GOVERNMENT AGENCY NOTES – 0.23%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	243,080	243,432
1.80%, 01/18/05[3]	161,475	160,845
1.80%, 01/19/05[3]	173,629	172,943
2.06%, 05/31/05[3]	173,118	171,028
Federal National Mortgage Association
2.33%, 07/22/05[3]	520,886	512,039

		1,260,287

TOTAL SHORT-TERM INVESTMENTS (Cost: $52,514,380)		52,514,380

TOTAL INVESTMENTS IN SECURITIES – 109.51% (Cost: $523,917,709)		597,613,980

Other Assets, Less Liabilities – (9.51%)		(51,906,487)

NET ASSETS – 100.00%		$545,707,493

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Electric	$478,820,890	87.74%
Gas	48,569,751	8.90
Pipelines	14,934,072	2.74
Water	2,774,887	0.51
Short-Term and Other Net Assets	607,893	0.11

TOTAL	$545,707,493	100.00%

See notes to financial statements.

60	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.73%

AGRICULTURE – 5.41%
Altria Group Inc.	2,645,600	$128,205,775
Universal Corp.	1,496,190	68,495,578

		196,701,353

AUTO MANUFACTURERS – 2.11%
General Motors Corp.	1,987,465	76,616,776

		76,616,776

BANKS – 33.02%
AmSouth Bancorp	1,995,259	52,654,885
Associated Bancorp	2,380,522	82,580,308
Bank of America Corp.	4,071,564	182,365,352
Citizens Banking Corp.	1,735,337	56,832,287
Colonial BancGroup Inc. (The)	1,622,731	35,132,126
Comerica Inc.	1,867,217	114,852,518
FirstMerit Corp.	1,987,315	51,928,541
FNB Corp. (Pennsylvania)	2,932,084	60,195,684
Hibernia Corp. Class A	1,547,096	44,865,784
Hudson United Bancorp	1,643,842	65,424,912
Huntington Bancshares Inc.	1,575,904	37,742,901
KeyCorp	2,135,985	71,747,736
National City Corp.	1,900,550	74,064,433
PNC Financial Services Group	1,858,477	97,198,347
Provident Bankshares Corp.	1,635,735	56,809,077
Sky Financial Group Inc.	1,639,950	44,081,856
Whitney Holding Corp.	1,673,995	73,002,922

		1,201,479,669

CHEMICALS – 11.73%
Dow Chemical Co. (The)	1,657,771	74,500,229
Eastman Chemical Co.	2,292,990	108,848,235
Lubrizol Corp.	1,693,418	58,812,407
Lyondell Chemical Co.	2,847,597	65,437,779
PPG Industries Inc.	1,379,142	87,920,302
RPM International Inc.	1,782,221	31,420,556

		426,939,508

COMMERCIAL SERVICES – 1.59%
Donnelley (R.R.) & Sons Co.	1,839,719	57,859,163

		57,859,163

DISTRIBUTION & WHOLESALE – 1.95%
Genuine Parts Co.	1,782,515	71,104,523

		71,104,523

DIVERSIFIED FINANCIAL SERVICES – 2.00%
JP Morgan Chase & Co.	1,889,653	72,940,606

		72,940,606

ELECTRIC – 19.38%
Black Hills Corp.	2,107,706	62,093,019
DTE Energy Co.	2,621,783	111,976,352
Duquesne Light Holdings Inc.	2,826,537	48,503,375
Energy East Corp.	2,176,051	54,836,485
FirstEnergy Corp.	2,113,782	87,362,610
FPL Group Inc.	1,865,573	128,537,980
NiSource Inc.	2,190,565	46,987,619
Pinnacle West Capital Corp.	2,289,132	97,562,806
PPL Corp.	1,297,009	67,444,468

		705,304,714

FOREST PRODUCTS & PAPER – 1.36%
MeadWestvaco Corp.	1,571,923	49,562,732

		49,562,732

GAS – 2.50%
Nicor Inc.	2,420,684	90,824,064

		90,824,064

INSURANCE – 4.71%
Lincoln National Corp.	1,748,159	76,569,364
Unitrin Inc.	2,192,709	94,681,175

		171,250,539

OIL & GAS – 3.61%
Marathon Oil Corp.	1,595,234	60,794,368
Occidental Petroleum Corp.	1,263,284	70,529,146

		131,323,514

PACKAGING & CONTAINERS – 1.29%
Sonoco Products Co.	1,763,628	47,000,686

		47,000,686

PHARMACEUTICALS – 1.33%
Bristol-Myers Squibb Co.	2,058,430	48,229,015

		48,229,015

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2004

Security	Shares	Value
SAVINGS & LOANS – 4.87%
People’s Bank	3,550,943	$133,124,853
Washington Federal Inc.	1,732,196	44,205,642

		177,330,495

TELECOMMUNICATIONS – 2.87%
BellSouth Corp.	1,807,054	48,194,130
SBC Communications Inc.	2,233,343	56,414,244

		104,608,374

TOTAL COMMON STOCKS (Cost: $3,428,890,877)		3,629,075,731

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[1]	2,368,807	2,368,807

		2,368,807

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,368,807)		2,368,807

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $3,431,259,684)		3,631,444,538

Other Assets, Less Liabilities – 0.20%		7,430,621

NET ASSETS – 100.00%		$3,638,875,159

[1] The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$1,623,001,309	44.60%
Utilities	796,128,778	21.88
Basic Materials	476,502,240	13.09
Consumer Non-Cyclical	302,789,531	8.33
Consumer Cyclical	147,721,299	4.06
Energy	131,323,514	3.61
Communications	104,608,374	2.87
Industrial	47,000,686	1.29
Short-Term and Other Net Assets	9,799,428	0.27

TOTAL	$3,638,875,159	100.00%

See notes to financial statements.

62	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.99%

AIRLINES – 7.41%
Alaska Air Group Inc.[1]	19,374	$510,311
AMR Corp.[1]	112,227	866,393
Continental Airlines Inc. Class B1	115,391	1,070,828
Delta Air Lines Inc.[1]	110,099	600,040
JetBlue Airways Corp.[1]	18,530	408,586
Northwest Airlines Corp.[1]	53,845	476,528
SkyWest Inc.	30,794	525,962
Southwest Airlines Co.	116,663	1,839,776

		6,298,424

TRANSPORTATION – 88.83%
Alexander & Baldwin Inc.	104,999	3,848,738
Burlington Northern Santa Fe Corp.	101,586	4,247,311
CH Robinson Worldwide Inc.	78,523	4,235,531
CNF Inc.	96,110	4,207,696
CSX Corp.	115,667	4,221,846
Expeditors International Washington Inc.	124,181	7,090,735
FedEx Corp.	113,063	10,302,301
Hunt (J.B.) Transport Services Inc.	100,491	4,106,062
Norfolk Southern Corp.	118,431	4,020,732
Ryder System Inc.	115,693	5,796,219
Union Pacific Corp.	98,223	6,185,102
United Parcel Service Inc. Class B	119,445	9,457,655
USF Corp.	101,362	3,632,814
Yellow Roadway Corp.[1]	87,691	4,208,291

		75,561,033

TRUCKING & LEASING – 3.75%
GATX Corp.	116,882	3,188,541

		3,188,541

TOTAL COMMON STOCKS (Cost: $78,365,566)		85,047,998

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	60,875	60,875

		60,875

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,875)		60,875

TOTAL INVESTMENTS IN SECURITIES – 100.06% (Cost: $78,426,441)		85,108,873

Other Assets, Less Liabilities – (0.06%)		(50,321)

NET ASSETS – 100.00%		$85,058,552

[1]	Non-income earning security.
[2]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Transportation	$75,561,033	88.83%
Airlines	6,298,424	7.41
Trucking & Leasing	3,188,541	3.75
Short-Term and Other Net Assets	10,554	0.01

TOTAL	$85,058,552	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2004

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$371,586,782	$387,038,848	$755,141,946	$432,002,033

Affiliated issuers[a]	$5,306,133	$5,549,991	$10,280,209	$5,212,264

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$410,167,139	$482,404,243	$715,065,685	$400,242,982
Affiliated issuers[a]	5,306,133	5,549,991	10,280,209	5,212,264
Receivables:
Investment securities sold	—	195,364	—	146,984
Dividends and interest	463,292	248,207	475,611	17,260
Capital shares sold	—	—	230	—

Total Assets	415,936,564	488,397,805	725,821,735	405,619,490

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	25,222,288	27,420,323	50,418,802	25,601,563
Investment advisory fees (Note 2)	128,916	449,682	686,253	323,657

Total Liabilities	25,351,204	27,870,005	51,105,055	25,925,220

NET ASSETS	$390,585,360	$460,527,800	$674,716,680	$379,694,270

Net assets consist of:
Paid-in capital	$366,383,692	$367,290,665	$725,339,370	$454,392,086
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	651,654	(20,663)	136,646	(321,874)
Accumulated net realized loss	(15,030,343)	(2,107,597)	(10,683,075)	(42,616,891)
Net unrealized appreciation (depreciation)	38,580,357	95,365,395	(40,076,261)	(31,759,051)

NET ASSETS	$390,585,360	$460,527,800	$674,716,680	$379,694,270

Shares outstanding	7,250,000	7,400,000	12,350,000	8,350,000

Net asset value per share	$53.87	$62.23	$54.63	$45.47

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $24,412,009, $26,562,550, $48,909,658 and $24,648,742, respectively. See Note 5.

See notes to financial statements.

64	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2004

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund	Transportation Average Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$362,457,274	$513,198,757	$3,428,890,877	$78,365,566

Affiliated issuers[a]	$6,653,645	$10,718,952	$2,368,807	$60,875

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$359,911,306	$586,895,028	$3,629,075,731	$85,047,998
Affiliated issuers[a]	6,653,645	10,718,952	2,368,807	60,875
Receivables:
Investment securities sold	5,824,989	—	7,449,426	—
Dividends and interest	1,880,633	1,311,480	9,552,377	87
Capital shares sold	—	—	66,325	—
Capital shares redeemed	—	—	—	12,867

Total Assets	374,270,573	598,925,460	3,648,512,666	85,121,827

LIABILITIES
Payables:
Investment securities purchased	7,330,398	507,150	7,430,870	—
Collateral for securities on loan (Note 5)	33,361,525	52,207,782	—	—
Due to bank	167,764	—	—	—
Investment advisory fees (Note 2)	319,626	503,035	2,206,637	63,275

Total Liabilities	41,179,313	53,217,967	9,637,507	63,275

NET ASSETS	$333,091,260	$545,707,493	$3,638,875,159	$85,058,552

Net assets consist of:
Paid-in capital	$357,510,196	$490,067,452	$3,435,345,494	$76,169,700
Undistributed (distributions in excess of) net investment income	1,675,374	890,806	(399,307)	(49,119)
Undistributed net realized gain (accumulated net realized loss)	(23,548,342)	(18,947,036)	3,744,118	2,255,539
Net unrealized appreciation (depreciation)	(2,545,968)	73,696,271	200,184,854	6,682,432

NET ASSETS	$333,091,260	$545,707,493	$3,638,875,159	$85,058,552

Shares outstanding	14,550,000	8,450,000	62,450,000	1,350,000

Net asset value per share	$22.89	$64.58	$58.27	$63.01

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $32,200,519, $50,644,932, $- and $-, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended October 31, 2004

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
NET INVESTMENT INCOME
Dividends[a]	$3,273,309	$4,004,604	$4,492,098	$652,862
Interest[b]	2,142	1,635	2,436	986
Securities lending income[b]	16,235	13,681	34,083	12,869

Total investment income	3,291,686	4,019,920	4,528,617	666,717

EXPENSES (Note 2)
Investment advisory fees	385,946	1,222,128	2,045,854	989,817

Total expenses	385,946	1,222,128	2,045,854	989,817

Net investment income (loss)	2,905,740	2,797,792	2,482,763	(323,100)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,439,740)	602,864	(2,304,628)	(6,368,995)
In-kind redemptions	—	4,483,801	2,642,757	8,255,616

Net realized gain (loss)	(1,439,740)	5,086,665	338,129	1,886,621

Net change in unrealized appreciation (depreciation)	10,666,036	57,266,195	(52,153,879)	5,701,589

Net realized and unrealized gain (loss)	9,226,296	62,352,860	(51,815,750)	7,588,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,132,036	$65,150,652	$(49,332,987)	$7,265,110

[a]	Net of foreign withholding tax of $281, $-, $45 and $-, respectively.
[b]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

66	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2004

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund	Transportation Average Index Fund
NET INVESTMENT INCOME
Dividends[a]	$5,455,869	$8,934,791	$51,868,688	$171,306
Interest[b]	1,218	2,641	11,684	166
Securities lending income[b]	10,028	40,612	—	—

Total investment income	5,467,115	8,978,044	51,880,372	171,472

EXPENSES (Note 2)
Investment advisory fees	831,316	1,430,242	5,406,364	117,096

Total expenses	831,316	1,430,242	5,406,364	117,096

Net investment income	4,635,799	7,547,802	46,474,008	54,376

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,900,599)	(2,074,062)	(3,702,076)	(165,469)
In-kind redemptions	8,521,947	9,416,754	9,281,805	2,565,495

Net realized gain	4,621,348	7,342,692	5,579,729	2,400,026

Net change in unrealized appreciation (depreciation)	11,411,602	48,287,564	225,927,073	7,267,547

Net realized and unrealized gain	16,032,950	55,630,256	231,506,802	9,667,573

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,668,749	$63,178,058	$277,980,810	$9,721,949

[a]	Net of foreign withholding tax of $53,273, $-, $- and $-, respectively.
[b]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Total Market Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund		iShares Dow Jones U.S. Healthcare Sector Index Fund
	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,905,740	$4,345,347	$2,797,792	$2,744,411	$2,482,763	$3,383,432
Net realized gain (loss)	(1,439,740)	(4,843,350)	5,086,665	(637,683)	338,129	8,044,713
Net change in unrealized appreciation (depreciation)	10,666,036	54,403,071	57,266,195	57,339,569	(52,153,879)	58,562,480

Net increase (decrease) in net assets resulting from operations	12,132,036	53,905,068	65,150,652	59,446,297	(49,332,987)	69,990,625

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,703,629)	(4,143,218)	(2,818,455)	(2,776,640)	(2,460,986)	(3,327,668)
Return of capital	—	—	—	(83,630)	—	—

Total distributions to shareholders	(2,703,629)	(4,143,218)	(2,818,455)	(2,860,270)	(2,460,986)	(3,327,668)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	155,798,668	63,299,917	180,253,831	85,964,230	264,504,795
Cost of shares redeemed	—	—	(13,627,870)	—	(11,250,958)	(57,859,030)

Net increase in net assets from capital share transactions	—	155,798,668	49,672,047	180,253,831	74,713,272	206,645,765

INCREASE IN NET ASSETS	9,428,407	205,560,518	112,004,244	236,839,858	22,919,299	273,308,722

NET ASSETS:
Beginning of period	381,156,953	175,596,435	348,523,556	111,683,698	651,797,381	378,488,659

End of period	$390,585,360	$381,156,953	$460,527,800	$348,523,556	$674,716,680	$651,797,381

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$651,654	$449,543	$(20,663)	$—	$136,646	$114,869

SHARES ISSUED AND REDEEMED:
Shares sold	—	3,150,000	1,100,000	3,700,000	1,500,000	4,650,000
Shares redeemed	—	—	(250,000)	—	(200,000)	(1,050,000)

Net increase in shares outstanding	—	3,150,000	850,000	3,700,000	1,300,000	3,600,000

See notes to financial statements.

68	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Technology Sector Index Fund		iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Index Fund
	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(323,100)	$(752,929)	$4,635,799	$3,616,438	$7,547,802	$15,193,934
Net realized gain	1,886,621	8,610,955	4,621,348	10,902,867	7,342,692	15,019,265
Net change in unrealized appreciation (depreciation)	5,701,589	59,914,428	11,411,602	8,420,637	48,287,564	48,099,210

Net increase in net assets resulting from operations	7,265,110	67,772,454	20,668,749	22,939,942	63,178,058	78,312,409

Undistributed net investment income included in the price of capital shares issued or redeemed	—	—	—	—	218,500	324,500

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	(4,014,255)	(3,301,807)	(7,499,875)	(15,072,614)

Total distributions to shareholders	—	—	(4,014,255)	(3,301,807)	(7,499,875)	(15,072,614)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	88,286,707	108,361,174	161,563,061	165,926,674	93,477,450	171,615,651
Cost of shares redeemed	(38,393,651)	(85,098,863)	(60,883,153)	(96,052,816)	(44,156,372)	(123,745,313)

Net increase in net assets from capital share transactions	49,893,056	23,262,311	100,679,908	69,873,858	49,321,078	47,870,338

INCREASE IN NET ASSETS	57,158,166	91,034,765	117,334,402	89,511,993	105,217,761	111,434,633

NET ASSETS:
Beginning of period	322,536,104	231,501,339	215,756,858	126,244,865	440,489,732	329,055,099

End of period	$379,694,270	$322,536,104	$333,091,260	$215,756,858	$545,707,493	$440,489,732

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(321,874)	$1,226	$1,675,374	$1,053,830	$890,806	$842,879

SHARES ISSUED AND REDEEMED:
Shares sold	2,000,000	2,550,000	7,400,000	7,700,000	1,550,000	3,200,000
Shares redeemed	(900,000)	(1,850,000)	(2,850,000)	(4,550,000)	(750,000)	(2,250,000)

Net increase in shares outstanding	1,100,000	700,000	4,550,000	3,150,000	800,000	950,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Select Dividend Index Fund		iShares Dow Jones Transportation Average Index Fund
	For the six months ended October 31, 2004 (Unaudited)	For the period November 3, 2003[a] to April 30, 2004	For the six months ended October 31, 2004 (Unaudited)	For the period October 6, 2003[a] to April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,474,008	$15,828,660	$54,376	$49,356
Net realized gain	5,579,729	1,731,928	2,400,026	1,181,479
Net change in unrealized appreciation (depreciation)	225,927,073	(25,742,219)	7,267,547	(585,115)

Net increase (decrease) in net assets resulting from operations	277,980,810	(8,181,631)	9,721,949	645,720

Undistributed net investment income included in the price of capital shares issued or redeemed	6,935,000	6,399,500	—	—

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,318,341)	(15,383,634)	(103,495)	(49,356)
Return of capital	—	—	—	(15,848)

Total distributions to shareholders	(47,318,341)	(15,383,634)	(103,495)	(65,204)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,486,123,503	1,958,966,883	80,079,649	46,511,904
Cost of shares redeemed	(24,022,797)	(2,624,134)	(27,993,602)	(23,738,369)

Net increase in net assets from capital share transactions	1,462,100,706	1,956,342,749	52,086,047	22,773,535

INCREASE IN NET ASSETS	1,699,698,175	1,939,176,984	61,704,501	23,354,051

NET ASSETS:
Beginning of period	1,939,176,984	—	23,354,051	—

End of period	$3,638,875,159	$1,939,176,984	$85,058,552	$23,354,051

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(399,307)	$445,026	$(49,119)	$—

SHARES ISSUED AND REDEEMED:
Shares sold	26,750,000	36,200,000	1,400,000	900,000
Shares redeemed	(450,000)	(50,000)	(500,000)	(450,000)

Net increase in shares outstanding	26,300,000	36,150,000	900,000	450,000

[a]	Commencement of operations.

See notes to financial statements.

70	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Total Market Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$52.57	$42.83	$50.47	$57.93	$67.15

Income from investment operations:
Net investment income	0.40	0.70	0.63	0.57	0.42
Net realized and unrealized gain (loss)	1.27	9.74	(7.66)	(7.46)	(9.27)

Total from investment operations	1.67	10.44	(7.03)	(6.89)	(8.85)

Less distributions from:
Net investment income	(0.37)	(0.70)	(0.61)	(0.57)	(0.36)
Net realized gain	—	—	—	—	(0.01)

Total distributions	(0.37)	(0.70)	(0.61)	(0.57)	(0.37)

Net asset value, end of period	$53.87	$52.57	$42.83	$50.47	$57.93

Total return	3.19%[b]	24.50%	(13.89)%	(11.93)%	(13.20)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$390,585	$381,157	$175,596	$121,140	$66,625
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.51%	1.49%	1.57%	1.15%	0.98%
Portfolio turnover rate[d]	3%	5%	14%	5%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$53.21	$39.19	$48.74	$57.01	$50.79

Income from investment operations:
Net investment income	0.40	0.70	0.71	0.63	0.40
Net realized and unrealized gain (loss)	9.02	14.04	(9.56)	(8.26)	6.24

Total from investment operations	9.42	14.74	(8.85)	(7.63)	6.64

Less distributions from:
Net investment income	(0.40)	(0.70)	(0.70)	(0.64)	(0.42)
Return of capital	—	(0.02)	—	—	—

Total distributions	(0.40)	(0.72)	(0.70)	(0.64)	(0.42)

Net asset value, end of period	$62.23	$53.21	$39.19	$48.74	$57.01

Total return	17.76%[b]	37.90%	(18.22)%	(13.34)%	13.13%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$460,528	$348,524	$111,684	$104,797	$54,156
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.37%	1.42%	1.79%	1.32%	0.94%
Portfolio turnover rate[d]	1%	2%	9%	18%	20%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$58.99	$50.80	$56.92	$61.87	$59.53

Income from investment operations:
Net investment income	0.21	0.40	0.39	0.26	0.13
Net realized and unrealized gain (loss)	(4.36)	8.19	(6.13)	(4.94)	2.44

Total from investment operations	(4.15)	8.59	(5.74)	(4.68)	2.57

Less distributions from:
Net investment income	(0.21)	(0.40)	(0.38)	(0.27)	(0.14)
Net realized gain	—	—	—	—	(0.09)

Total distributions	(0.21)	(0.40)	(0.38)	(0.27)	(0.23)

Net asset value, end of period	$54.63	$58.99	$50.80	$56.92	$61.87

Total return	(7.06)%[b]	16.96%	(10.06)%	(7.60)%	4.29%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$674,717	$651,797	$378,489	$236,233	$108,269
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	0.73%	0.71%	0.80%	0.45%	0.29%
Portfolio turnover rate[d]	2%	4%	9%	3%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 15, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$44.49	$35.34	$43.41	$63.42	$116.57

Income from investment operations:
Net investment loss	(0.04)	(0.10)	(0.05)	(0.16)	(0.29)
Net realized and unrealized gain (loss)	1.02	9.25	(8.02)	(19.85)	(52.86)

Total from investment operations	0.98	9.15	(8.07)	(20.01)	(53.15)

Net asset value, end of period	$45.47	$44.49	$35.34	$43.41	$63.42

Total return	2.20%[b]	25.89%	(18.59)%	(31.55)%	(45.60)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$379,694	$322,536	$231,501	$141,073	$110,990
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment loss to average net assets[c]	(0.20)%	(0.22)%	(0.22)%	(0.41)%	(0.47)%
Portfolio turnover rate[d]	2%	5%	15%	8%	11%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May. 22, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$21.58	$18.43	$22.38	$38.35	$56.81

Income from investment operations:
Net investment income	0.32	0.45	0.34	0.29	0.35
Net realized and unrealized gain (loss)	1.30	3.15	(3.98)	(15.98)	(17.95)

Total from investment operations	1.62	3.60	(3.64)	(15.69)	(17.60)

Less distributions from:
Net investment income	(0.31)	(0.45)	(0.31)	(0.28)	(0.27)
Net realized gain	—	—	—	—	(0.59)

Total distributions	(0.31)	(0.45)	(0.31)	(0.28)	(0.86)

Net asset value, end of period	$22.89	$21.58	$18.43	$22.38	$38.35

Total return	7.54%[b]	19.71%	(16.22)%	(41.12)%	(31.06)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$333,091	$215,757	$126,245	$51,463	$55,603
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	3.35%	2.27%	2.27%	1.05%	0.80%
Portfolio turnover rate[d]	4%	22%	23%	43%	43%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$57.58	$49.11	$65.75	$85.95	$69.81

Income from investment operations:
Net investment income	0.94	1.87	2.04	1.89	1.82
Net realized and unrealized gain (loss)	7.00	8.47	(16.61)	(20.25)	16.19

Total from investment operations	7.94	10.34	(14.57)	(18.36)	18.01

Less distributions from:
Net investment income	(0.94)	(1.87)	(2.07)	(1.84)	(1.73)
Net realized gain	—	—	—	—	(0.14)

Total distributions	(0.94)	(1.87)	(2.07)	(1.84)	(1.87)

Net asset value, end of period	$64.58	$57.58	$49.11	$65.75	$85.95

Total return	13.91%[b]	21.28%	(22.16)%	(21.38)%	25.90%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$545,707	$440,490	$329,055	$180,818	$42,976
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	3.17%	3.41%	4.15%	2.89%	2.59%
Portfolio turnover rate[d]	3%	7%	15%	8%	11%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund		iShares Dow Jones Transportation Average Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Period from Nov. 3, 2003[a] to Apr. 30, 2004	Six months ended Oct. 31, 2004 (Unaudited)	Period from Oct. 6, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$53.64	$50.51	$51.90	$50.22

Income from investment operations:
Net investment income	0.93	0.76	0.13	0.39
Net realized and unrealized gain	4.65	3.12	11.15	1.72

Total from investment operations	5.58	3.88	11.28	2.11

Less distributions from:
Net investment income	(0.95)	(0.75)	(0.17)	(0.32)
Return of capital	—	—	—	(0.11)

Total distributions	(0.95)	(0.75)	(0.17)	(0.43)

Net asset value, end of period	$58.27	$53.64	$63.01	$51.90

Total return	10.50%[b]	7.70%[b]	21.76%[b]	4.19%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,638,875	$1,939,177	$85,059	$23,354
Ratio of expenses to average net assets[c]	0.40%	0.40%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	3.44%	3.43%	0.28%	0.43%
Portfolio turnover rate[d]	3%	2%	3%	4%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2004, the Trust offered 73 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares Dow Jones Select Dividend and the iShares Dow Jones Transportation Average Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. Total Market and iShares Dow Jones Select Dividend Index Funds, which are classified as diversified funds. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange are valued at the last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at the latest quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price or, in the absence of any sale on the valuation date, at the latest quoted bid price, which is obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the latest quoted bid price, which are obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

78	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

EQUALIZATION

The iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Select Dividend Index Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Dow Jones U.S. Total Market	$399,217	$20,343,168	$(5,969,124)	$14,773,261
Dow Jones U.S. Energy Sector	—	36,197,210	(5,292,272)	30,904,938
Dow Jones U.S. Healthcare Sector	114,869	3,759,070	(2,702,656)	1,171,283
Dow Jones U.S. Technology Sector	—	(65,038,047)	(16,924,879)	(81,962,926)
Dow Jones U.S. Telecommunications Sector	1,053,830	(18,329,650)	(23,797,610)	(41,073,430)
Dow Jones U.S. Utilities Sector	811,509	14,501,951	(15,351,602)	(38,142)
Dow Jones Select Dividend	445,026	(26,826,677)	(751,153)	(27,132,804)
Dow Jones Transportation Average	—	(603,835)	(125,767)	(729,602)

For the years ended April 30, 2004 and April 30, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

NOTES TO THE FINANCIAL STATEMENTS	79

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2004.

The Funds had tax basis net capital loss carryforwards as of April 30, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
Dow Jones U.S. Total Market	$—	$2,220,191	$2,507,100	$728,202	$5,455,493
Dow Jones U.S. Energy Sector	369	643,271	4,517,083	124,959	5,285,682
Dow Jones U.S. Healthcare Sector	—	154,330	1,118,085	1,430,241	2,702,656
Dow Jones U.S. Technology Sector	—	3,803,426	10,610,555	1,952,962	16,366,943
Dow Jones U.S. Telecommunications Sector	—	10,297,961	12,362,540	1,137,109	23,797,610
Dow Jones U.S. Utilities Sector	—	165,391	5,246,921	8,539,740	13,952,052

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2004, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended October 31, 2004 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Total Market	$384,877,637	$58,511,960	$(27,916,325)	$30,595,635
Dow Jones U.S. Energy Sector	394,256,354	96,220,896	(2,523,016)	93,697,880
Dow Jones U.S. Healthcare Sector	773,271,838	48,960,098	(96,886,042)	(47,925,944)
Dow Jones U.S. Technology Sector	467,314,891	23,846,606	(85,706,251)	(61,859,645)
Dow Jones U.S. Telecommunications Sector	375,505,730	4,195,646	(13,136,425)	(8,940,779)
Dow Jones U.S. Utilities Sector	534,747,807	79,021,912	(16,155,739)	62,866,173
Dow Jones Select Dividend	3,435,939,834	238,661,026	(43,156,322)	195,504,704
Dow Jones Transportation Average	78,447,879	7,152,626	(491,632)	6,660,994

80	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of October 31, 2004, a portion of each Fund’s cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Total Market	0.20%
Dow Jones U.S. Energy Sector	0.60
Dow Jones U.S. Healthcare Sector	0.60
Dow Jones U.S. Technology Sector	0.60
Dow Jones U.S. Telecommunications Sector	0.60
Dow Jones U.S. Utilities Sector	0.60
Dow Jones Select Dividend	0.40
Dow Jones Transportation Average	0.60

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Total Market	$16,158
Dow Jones U.S. Energy Sector	13,600
Dow Jones U.S. Healthcare Sector	34,002
Dow Jones U.S. Technology Sector	12,808
Dow Jones U.S. Telecommunications Sector	9,931
Dow Jones U.S. Utilities Sector	40,324

SEI Investments Distribution Company (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

NOTES TO THE FINANCIAL STATEMENTS	81

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended October 31, 2004, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended October 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first five months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last month of the fiscal half-year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF, and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF, and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF, and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment of each Fund in shares of issuers, of which BGFA is an affiliate, for the six months ended October 31, 2004, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Dow Jones U.S. Total Market
IMMF	314	6,502	6,540	276	$275,783	$2,134
Dow Jones U.S. Energy Sector
IMMF	336	3,860	4,115	81	81,263	1,635
Dow Jones U.S. Healthcare Sector
IMMF	268	5,525	5,568	225	224,649	2,436
Dow Jones U.S. Technology Sector
IMMF	44	1,060	998	106	106,270	986
Dow Jones U.S. Telecommunications Sector
IMMF	258	6,743	7,001	—	—	1,218
Dow Jones U.S. Utilities Sector
IMMF	182	11,480	11,355	307	306,597	2,641
Dow Jones Select Dividend
IMMF	1,715	65,266	64,612	2,369	2,368,807	11,684
Dow Jones Transportation Average
IMMF	20	252	211	61	60,875	166

82	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

As of October 31, 2004, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2004, were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Total Market	$10,833,832	$10,631,664
Dow Jones U.S. Energy Sector	4,691,438	4,642,898
Dow Jones U.S. Healthcare Sector	10,904,046	10,777,824
Dow Jones U.S. Technology Sector	5,131,282	5,375,043
Dow Jones U.S. Telecommunications Sector	12,809,888	11,099,379
Dow Jones U.S. Utilities Sector	16,011,880	15,698,962
Dow Jones Select Dividend	90,997,366	71,328,646
Dow Jones Transportation Average	1,079,452	1,076,528

In-kind transactions (see Note 4) for the six months ended October 31, 2004, were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Energy Sector	$63,265,210	$13,624,961
Dow Jones U.S. Healthcare Sector	85,926,248	11,249,237
Dow Jones U.S. Technology Sector	88,316,101	38,386,617
Dow Jones U.S. Telecommunications Sector	176,721,277	75,852,783
Dow Jones U.S. Utilities Sector	93,628,955	44,150,870
Dow Jones Select Dividend	1,512,221,248	70,310,302
Dow Jones Transportation Average	80,012,793	27,995,600

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the stocks involved in the relevant Fund’s underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	83

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of October 31, 2004, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of October 31, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

84	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)*

iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)*

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTopTM Corporate (LQD)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

*	On December 20, 2004, certain Dow Jones Indexes will undergo certain methodology changes that will impact the composition of the indexes. In order to reflect these changes the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund will be renamed the iShares Dow Jones U.S. Consumer Goods Sector Index Fund and the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund will be renamed the iShares Dow Jones U.S. Consumer Services Sector Index Fund. The investment objective, principal investment strategy and portfolio holdings of each of these Funds will also be modified to correspond to the name changes and constituent changes to the Funds’ corresponding indexes.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTopTM” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

1485-iS-1204

86	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-012-10042

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS  |  OCTOBER 31, 2004

iSHARES DOW JONES SERIES

iSHARES COHEN & STEERS SERIES

Electronic delivery of this document may be

available to you. See inside for details.

iSHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

iSHARES DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

iSHARES DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

iSHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

iSHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

iSHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

iSHARES DOW JONES U.S. REAL ESTATE INDEX FUND

iSHARES COHEN & STEERS REALTY MAJORS INDEX FUND

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.54%	16.40%	17.29%	7.70%	7.69%	8.30%	38.50%	38.42%	41.81%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Sector Index (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market, and includes companies in the aluminum, chemicals, forest products, non-ferrous metal, paper products, precious metals, mining and steel industry sub-groups. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 10.44%, while the Index returned 10.81%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Basic materials shares benefited from the improving economic environment during the reporting period. Because economic recovery tends to result in higher demand for commodities products, such as forest products and metals, companies related to the production or delivery of these products generally performed well. Companies that depend on oil and natural gas, however, were hindered by the rise in energy prices during the reporting period.

Among the Fund’s ten largest holdings as of October 31, 2004, performance was mostly positive for the reporting period. Phelps Dodge Corp. was the strongest performer among the ten largest holdings, followed by Newmont Mining Corp. Both companies are engaged in metal mining. Chemical companies Praxair Inc. and The Dow Chemical Co. also both performed well. International Paper Co., on the other hand, declined for the reporting period. The largest holding at almost 13% of the net assets of the Fund as of October 31, 2004, chemical company E. I. Du Pont de Nemours and Co. posted a slight decline for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.70%	3.54%	4.33%	(1.13)%	(1.14)%	(0.58)%	(4.85)%	(4.92)%	(2.53)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Cyclical Sector Index (the “Index”). The Index measures the performance of the consumer cyclical sector of the U.S. equity market, and includes companies in the advertising, airlines, auto (parts and manufacturers), broadcasting, casinos, clothing & fabrics, consumer electronics, entertainment, footwear, furnishings & appliances, home construction, lodging, publishing, recreational products & services, restaurants, retailers (apparel, broad line, drug-based and specialty), tires and toys industry sub-groups. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 1.17%, while the Index returned 1.49%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Consumer cyclical stocks responded to the uncertain signs of recovery with mixed results. The discount retailers generally performed well for the reporting period, although there were notable exceptions. The aftermath of the severe hurricane season during the reporting period translated into increased demand for home improvement stores. Entertainment companies delivered mixed results and the cable companies within the group generally were poorer performers.

Among the Fund’s ten largest holdings as of October 31, 2004, Home Depot Inc., which operates home improvement stores, was a strong performer for the reporting period. Retailer Target Corp. also posted gains, as did The Walt Disney Co. and home improvement company Lowe’s Companies Inc. The Fund’s largest holding as of October 31, 2004, discount retail giant Wal-Mart Stores Inc., declined for the reporting period. Entertainment-related companies Viacom Inc., Comcast Corp., and Time Warner Inc. also posted losses for the reporting period.

2	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns							Cumulative Total Returns
Year Ended 10/31/04				Inception to 10/31/04			Inception to 10/31/04
NAV		MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.8	2%	6.76%	7.45%	5.22%	5.21%	5.95%	25.04%	24.96%	28.80%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Non-Cyclical Sector Index (the “Index”). The Index measures the performance of the consumer non-cyclical sector of the U.S. equity market and includes companies in the distillers and brewers, soft drinks, consumer services, durable and non-durable household products, cosmetics, food retailers and wholesalers, food products, tobacco and agricultural industry sub-groups. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund declined 6.99%, while the Index declined 6.75%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index (the “Total Market Index”), generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Consumer non-cyclical stocks, which generally tend to outperform other sectors during economic downturns and underperform other sectors during economic recovery, lagged the Total Market Index during the reporting period. As economic conditions improved during the reporting period, the sectors that tend to be more sensitive to the state of the economy outperformed many non-cyclical stocks.

Among the Fund’s ten largest holdings as of October 31, 2004, performance was mostly negative for the reporting period. Consumer products company Colgate-Palmolive Co. posted declines, as did tobacco company Altria Group Inc., as well as beverage companies The Coca Cola Co. and PepsiCo Inc. The Fund’s largest holding as of October 31, 2004, Procter & Gamble Co., posted a modest decline. On the other hand, internet-based retailer eBay Inc., logged healthy gains for the reporting period, and The Gillette Co. delivered a slight gain.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.70%	9.49%	10.33%	7.53%	7.50%	8.20%	38.11%	37.94%	41.87%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/31/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Sector Index (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market and includes companies in the banks (excluding savings and loans), diversified financial, insurance (full line, life and property and casualty), real estate, savings and loan, and investment services industry sub-groups. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 5.19%, while the Index returned 5.48%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Financial companies generally performed well as economic conditions continued to show signs of improvement during the reporting period. Consumer banks also responded positively to the signs of economic recovery. In addition, high levels of refinance activity continued to be a boon to lenders.

Performance among the Fund’s ten largest holdings as of October 31, 2004 was mostly positive. U.S. Bancorp and Bank of America Corp. posted gains for the reporting period. American Express Co., Wachovia Corp. and Wells Fargo & Co. also performed well. American International Group Inc. declined for the reporting period. The Fund’s largest holding as of October 31, 2004, Citigroup Inc., also posted a loss for the reporting period.

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.05%	16.87%	17.57%	(1.63)%	(1.64)%	(1.97)%	(6.97)%	(7.01)%	(8.35)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrial Sector Index (the “Index”). The Index measures the performance of the industrial sector of the U.S. equity market and includes companies in the aerospace, advanced industrial equipment, air freight, building materials, electric components and equipment, heavy construction, heavy machinery, industrial services, industrial (diversified), marine transport, railroads, shipbuilding, containers and packaging, factory equipment, land transportation equipment, transportation services and trucking industry sub-groups. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 8.09%, while the Index returned 8.44%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Economic recovery during the reporting period translated into demand for industrial production. As a result, companies involved in industrial production, including construction, manufacturing, and transportation companies, tended to benefit from the improved economic climate.

Among the Fund’s ten largest holdings as of October 31, 2004, performance was largely positive for the reporting period. Aerospace giant The Boeing Co. delivered strong gains. Other contributors to positive Fund performance included Tyco International Ltd., a diversified manufacturing and services company, and conglomerate General Electric Co., the Fund’s largest holding as of October 31, 2004. United Parcel Service Inc. also posted gains for the reporting period. Some of the Fund’s ten largest holdings, including 3M Co., First Data Corp., and aerospace company Honeywell International Inc., posted declines for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.79%	8.60%	9.43%	6.93%	6.90%	7.59%	34.16%	34.01%	37.78%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market and includes companies in the banks (excluding savings and loans), diversified financial, insurance (full line, life and property and casualty), real estate, savings and loans, and investment services industry sub-groups. The Fund invests in a representative sample of the securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 6.87%, while the Index returned 7.17%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Financial services companies generally benefited from the improving economic environment during the reporting period. High levels of refinance activity continued to be a boon to lenders. Consumer banks also responded positively to the signs of economic recovery.

Among the Fund’s ten largest holdings as of October 31, 2004, performance was mostly positive. U.S. Bancorp and Bank of America Corp. both logged gains for the reporting period. American Express Co. and Wachovia Corp. also performed well, as did Wells Fargo & Co. The Fund’s largest holding as of October 31, 2004, Citigroup Inc., declined for the reporting period. Investment banks Morgan Stanley and Merrill Lynch & Co. Inc. posted slight declines for the reporting period.

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.26%	28.43%	29.15%	18.36%	18.34%	19.08%	109.55%	109.43%	114.87%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market and includes companies in the hotel and resort companies and real estate investment trusts that invest in apartments, office and retail properties industry sub-groups. The Fund invests in a representative sample of securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 24.86%, while the Index returned 25.39%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late October. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

The real estate sector was one of the strongest performers during the reporting period, continuing to benefit from a real estate boom. In addition, companies involved with properties such as shopping centers and public storage units, tended to respond well to the improving economic conditions.

All of the Fund’s ten largest holdings as of October 31, 2004 posted gains for the reporting period. The Rouse Co., which develops and manages commercial properties, was the strongest performer for the reporting period. Real estate investment trusts Vornado Realty Trust and ProLogis also delivered healthy gains. Plum Creek Timber Co. Inc. and Archstone-Smith Trust also performed well. The weakest performer among the Fund’s ten largest holdings was Equity Office Properties Trust, which logged double-digit gains for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of 10/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/04			Inception to 10/31/04			Inception to 10/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.25%	32.36%	32.99%	19.18%	19.18%	19.70%	93.30%	93.32%	96.25%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/29/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”). The Index consists of selected real estate investment trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund invests in a representative sample of the securities in the Index that have a similar investment profile as the entire Index. For the six-month period ended October 31, 2004 (the “reporting period”), the Fund returned 28.16%, while the Index returned 28.64%.

Broad equity markets, as measured by the Dow Jones U.S. Total Market Index, generally posted modest gains for the reporting period. On the economic front, data continued to provide positive, but somewhat inconsistent, signs of recovery. Annual gross domestic product (“GDP”) grew 3.0% during the second quarter of 2004, lagging many economists’ expectations. The annual GDP growth rate for the third quarter of 2004 was a more encouraging 3.7%, but still fell short of forecasts as increased consumer spending was offset by slower paces for both inventory building and exports. Oil prices soared during the reporting period, reaching $55 per barrel in late. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%.

Real estate shares were generally some of the strongest performers for the reporting period, benefiting from high demand in a low-interest rate environment. In particular, the improving economic conditions translated into increased business for shopping malls, public storage facilities, and office complexes, in which REITs invest. Strong performance in these areas benefited individual constituents of the Fund, all of which are REITs.

Among the Fund’s ten largest holdings as of October 31, 2004, all posted gains for the reporting period. The Rouse Co., which develops and manages commercial properties, was the strongest performer for the reporting period. Vornado Realty Trust, ProLogis, and Boston Properties Inc. also posted healthy gains. Public Storage Inc. and Archstone-Smith Trust both performed well. The weakest performer among the Fund’s ten largest holdings was Equity Office Properties Trust, which logged double-digit gains for the reporting period.

8	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (May 1, 2004)	Ending Account Value (October 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (May 1 to October 31, 2004)
Dow Jones U.S. Basic Materials Sector
Actual	$1,000.00	$1,104.40	0.60%	$3.18
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Consumer Cyclical Sector
Actual	1,000.00	1,011.70	0.60	3.04
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Consumer Non-Cyclical Sector
Actual	1,000.00	930.10	0.60	2.92
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Financial Sector
Actual	1,000.00	1,051.90	0.60	3.10
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (May 1, 2004)	Ending Account Value (October 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (May 1 to October 31, 2004)
Dow Jones U.S. Industrial Sector
Actual	$1,000.00	$1,080.90	0.60%	$3.15
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Financial Services
Actual	1,000.00	1,068.70	0.60	3.13
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Real Estate
Actual	1,000.00	1,248.60	0.60	3.40
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Cohen & Steers Realty Majors
Actual	1,000.00	1,281.60	0.35	2.01
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.97%

BIOTECHNOLOGY – 0.17%
Cambrex Corp.[1]	25,737	$575,737

		575,737

CHEMICALS – 54.84%
Air Products & Chemicals Inc.	220,693	11,736,454
Airgas Inc.	66,607	1,638,532
Albemarle Corp.[1]	34,175	1,225,174
Cabot Corp.	63,880	2,177,030
Cabot Microelectronics Corp.[1,2]	25,656	924,386
Crompton Corp.	118,624	1,103,203
Cytec Industries Inc.[1]	37,439	1,741,288
Dow Chemical Co. (The)	973,475	43,747,966
Du Pont (E.I.) de Nemours and Co.	1,034,060	44,330,152
Eastman Chemical Co.[1]	80,507	3,821,667
Ecolab Inc.	192,000	6,499,200
Engelhard Corp.	128,868	3,646,964
Ferro Corp.[1]	43,366	913,722
FMC Corp.[1,2]	35,661	1,563,735
Fuller (H.B.) Co.	29,442	791,990
Georgia Gulf Corp.	34,325	1,553,893
Great Lakes Chemical Corp.[1]	45,359	1,162,098
Hercules Inc.[2]	104,462	1,491,717
International Flavors & Fragrances Inc.	83,514	3,261,222
Lubrizol Corp.	67,757	2,353,201
Lyondell Chemical Co.[1]	174,931	4,019,914
MacDermid Inc.	23,240	733,454
Millennium Chemicals Inc.[1,2]	67,801	1,456,365
Minerals Technologies Inc.[1]	21,307	1,280,551
Mosaic Co. (The)[1,2]	130,656	1,965,066
Olin Corp.	72,405	1,353,973
OM Group Inc.[2]	29,351	968,289
PPG Industries Inc.	177,452	11,312,565
Praxair Inc.	336,982	14,220,640
Rohm & Haas Co.	149,426	6,334,168
RPM International Inc.[1]	119,994	2,115,494
Schulman (A.) Inc.	31,069	616,720
Sensient Technologies Corp.[1]	45,429	986,718
Sigma-Aldrich Corp.	61,356	3,413,848
Valspar Corp. (The)	49,269	2,298,891
Wellman Inc.[1]	33,486	247,127

		189,007,377

FOREST PRODUCTS & PAPER – 17.10%
Boise Cascade Corp.	90,710	2,677,759
Bowater Inc.[1]	57,527	2,119,295
Caraustar Industries Inc.[1,2]	29,660	441,044
Georgia-Pacific Corp.	236,102	8,166,768
International Paper Co.	503,911	19,405,613
Louisiana-Pacific Corp.	106,067	2,599,702
MeadWestvaco Corp.	209,161	6,594,846
Pope & Talbot Inc.[1]	15,560	234,645
Potlatch Corp.[1]	30,608	1,441,331
Wausau-Mosinee Paper Corp.[1]	50,187	784,925
Weyerhaeuser Co.	230,799	14,457,249

		58,923,177

HOUSEHOLD PRODUCTS & WARES – 1.92%
Avery Dennison Corp.	101,214	6,157,860
WD-40 Co.[1]	16,687	471,658

		6,629,518

IRON & STEEL – 5.63%
AK Steel Holding Corp.[2]	106,590	1,015,803
Allegheny Technologies Inc.	80,569	1,354,365
Carpenter Technology Corp.[1]	21,160	1,004,254
Cleveland-Cliffs Inc.[1,2]	11,072	807,149
International Steel Group Inc.[1,2]	70,804	2,614,792
Nucor Corp.	149,310	6,305,361
Ryerson Tull Inc.[1]	23,508	383,651
Steel Dynamics Inc.[1]	48,491	1,609,901
United States Steel Corp.[1]	117,469	4,313,462

		19,408,738

MANUFACTURING – 0.11%
Tredegar Corp.[1]	23,497	393,575

		393,575

METAL FABRICATE & HARDWARE – 0.42%
Worthington Industries Inc.	72,689	1,442,877

		1,442,877

MINING – 19.78%
Alcoa Inc.	901,370	29,294,525
Coeur d’Alene Mines Corp.[1,2]	220,624	1,092,089
Freeport-McMoRan Copper & Gold Inc.[1]	180,098	6,523,149
Meridian Gold Inc.[1,2]	102,890	1,738,841
Newmont Mining Corp.	420,797	19,996,273

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Phelps Dodge Corp.	97,419	$8,528,059
RTI International Metals Inc.[1,2]	21,996	440,580
Stillwater Mining Co.[2]	45,130	557,807

		68,171,323

TOTAL COMMON STOCKS (Cost: $326,333,610)		344,552,322

SHORT-TERM INVESTMENTS – 8.86%

COMMERCIAL PAPER – 1.50%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$151,315	151,263
Aspen Funding Corp.
1.85%, 11/01/04[3]	579,033	579,033
Barton Capital Corp.
1.78%, 11/04/04[3]	174,321	174,295
1.79%, 11/08/04[3]	158,348	158,293
CRC Funding LLC
1.78%, 11/09/04[3]	100,877	100,837
Delaware Funding Corp.
1.78%, 11/10/04[3]	110,965	110,915
Edison Asset Securitization
1.45%, 11/09/04[3]	201,754	201,689
1.59%, 12/02/04[3]	201,754	201,478
Eureka Securitization Inc.
1.79%, 11/01/04[3]	85,715	85,715
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	100,877	100,493
Grampian Funding LLC
1.59%, 11/30/04[3]	100,877	100,748
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	50,438	50,411
Nationwide Building Society
1.63%, 12/09/04[3]	167,456	167,168
Polonius Inc.
1.79%, 11/12/04[3]	100,877	100,822
Prudential Funding LLC
1.60%, 12/01/04[3]	100,877	100,742
1.85%, 11/01/04[3]	504,384	504,384
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	115,661	115,661

Security	Principal	Value
Scaldis Capital LLC
1.78%, 11/08/04[3]	$453,946	$453,789
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	118,016	117,951
UBS Finance (Delaware)
1.11%, 12/17/04[3]	302,631	302,202
1.85%, 11/01/04[3]	1,008,769	1,008,769
Windmill Funding Corp.
1.79%, 11/02/04[3]	30,263	30,262
1.79%, 11/03/04[3]	121,052	121,040
1.79%, 11/08/04[3]	146,877	146,826

		5,184,786

FLOATING RATE NOTES – 2.67%
American Express Credit Corp.
1.95%, 10/26/05[3]	201,754	201,861
Bank of Nova Scotia
1.85%, 09/26/05[3]	50,438	50,418
Beta Finance Inc.
1.78%, 05/04/05[3],[4]	121,052	121,040
1.89%, 09/23/05[3],[4]	181,578	181,514
1.89%, 09/27/05[3],[4]	161,403	161,345
1.91%, 03/15/05[3],[4]	100,877	100,907
2.04%, 10/27/05[3],[4]	191,666	191,874
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	302,631	302,545
1.90%, 10/31/05[3]	201,754	201,702
CC USA Inc.
1.78%, 05/04/05[3],[4]	201,754	201,733
2.06%, 07/29/05[3],[4]	201,754	201,709
Den Danske Bank NY
1.79%, 08/12/05[3]	201,754	201,707
1.87%, 08/26/05[3]	201,754	201,704
2.00%, 10/17/05[3]	201,754	201,696
Depfa Bank PLC
1.86%, 09/15/05[3]	201,754	201,754
Dorada Finance Inc.
2.06%, 07/29/05[3],[4]	167,456	167,418
Five Finance Inc.
1.91%, 04/29/05[3],[4]	161,403	161,395

12	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	$201,754	$201,754
K2 USA LLC
1.81%, 09/12/05[3],[4]	201,754	201,719
1.82%, 06/10/05[3],[4]	201,754	201,739
1.89%, 10/20/05[3],[4]	201,754	201,760
2.05%, 07/25/05[3],[4]	100,877	100,862
Links Finance LLC
1.82%, 04/15/05[3,4]	201,754	201,736
2.12%, 04/25/05[3]	201,754	201,817
National City Bank (Ohio)
1.79%, 08/09/05[3]	201,754	201,707
1.85%, 06/10/05[3]	100,877	100,896
1.86%, 06/23/05[3]	201,754	201,715
Nationwide Building Society
1.96%, 10/28/05[3,4]	342,981	343,026
Norddeutsche Landesbank
2.04%, 07/27/05[3]	201,754	201,702
Northern Rock PLC
1.90%, 10/25/05[3,4]	403,508	403,508
2.02%, 01/13/05[3,4]	191,666	191,666
Permanent Financing PLC
1.81%, 03/10/05[3]	201,754	201,754
1.82%, 12/10/04[3]	100,877	100,877
1.84%, 06/10/05[3]	90,789	90,789
Sigma Finance Inc.
1.84%, 11/15/04[3]	201,754	201,753
1.86%, 08/17/05[3]	100,877	100,884
1.86%, 09/15/05[3]	252,192	252,212
Tango Finance Corp.
1.66%, 05/17/05[3,4]	167,456	167,452
1.70%, 02/25/05[3,4]	112,982	112,975
1.80%, 04/07/05[3,4]	74,044	74,040
1.83%, 01/18/05[3,4]	88,772	88,770
1.84%, 09/15/05[3,4]	177,543	177,519
1.90%, 07/25/05[3,4]	201,754	201,739
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	151,315	151,294
1.83%, 09/15/05[3]	151,315	151,289
1.83%, 10/14/05[3,4]	100,877	100,867
1.84%, 06/15/05[3,4]	100,877	100,863

Security	Shares or Principal	Value
White Pine Finance LLC
1.68%, 05/20/05[3]	$90,789	$90,784
1.80%, 07/05/05[3]	100,877	100,862
1.82%, 04/15/05[3,4]	151,315	151,302
1.83%, 11/15/04[3,4]	121,052	121,052
1.84%, 06/15/05[3,4]	82,719	82,719
1.89%, 03/29/05[3]	86,754	86,746
1.90%, 08/26/05[3,4]	100,877	100,860
2.02%, 07/11/05[3]	50,438	50,435
Winston Funding Ltd.
2.16%, 01/23/053,[4]	144,052	144,052

		9,211,818

MEDIUM-TERM NOTES – 0.19%
CC USA Inc.
1.29%, 04/15/053,[4]	201,754	201,745
1.51%, 02/15/053,[4]	131,140	131,199
Dorada Finance Inc.
1.48%, 01/18/053,[4]	151,315	151,314
K2 USA LLC
1.46%, 01/12/053,[4]	100,877	100,875
WhistleJacket Capital LLC
1.32%, 02/04/053,[4]	50,438	50,436

		635,569

MONEY MARKET FUNDS – 1.85%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	807,015	807,015
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	3,209,097	3,209,097
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	2,219,291	2,219,291
BlackRock Temp Cash Money Market Fund[3]	45,219	45,219
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	82,339	82,339

		6,362,961

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
REPURCHASE AGREEMENTS – 1.41%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	$807,015	$807,015
Bank of America N.A.
1.86%, 11/01/04[3,6]	2,017,538	2,017,538
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	2,017,538	2,017,538

		4,842,091

TIME DEPOSITS – 1.03%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	201,754	201,745
1.33%, 02/10/05[3]	100,877	100,873
1.39%, 02/02/05[3]	100,877	100,873
1.39%, 04/08/05[3]	141,228	141,218
Bank of New York
1.39%, 11/01/04[3]	201,754	201,754
1.60%, 12/03/04[3]	50,438	50,436
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	50,438	50,439
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	129,122	129,117
Key Bank N.A
1.81%, 11/01/04[3]	262,280	262,280
National City Bank (Ohio)
1.25%, 01/06/05[3]	201,754	201,756
Nordea Bank PLC
2.11%, 06/07/05[3]	201,754	201,730
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	403,508	403,508
Toronto-Dominion Bank
1.22%, 03/23/05[3]	353,069	353,046
1.34%, 02/10/05[3]	80,702	80,698
1.41%, 11/01/04[3]	151,315	151,315
1.77%, 05/10/05[3]	100,877	100,872
1.90%, 05/11/05[3]	100,877	100,872
World Savings Bank FSB
1.76%, 11/12/04[3]	716,226	716,222

		3,548,754

U.S. GOVERNMENT AGENCY NOTES – 0.21%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	141,228	141,432
1.80%, 01/18/05[3]	93,815	93,450
1.80%, 01/19/05[3]	100,877	100,478
2.06%, 05/31/05[3]	100,580	99,366
Federal National Mortgage Association
2.33%, 07/22/05[3]	302,631	297,490

		732,216

TOTAL SHORT-TERM INVESTMENTS (Cost: $30,518,195)		30,518,195

TOTAL INVESTMENTS IN SECURITIES – 108.83% (Cost: $356,851,805)		375,070,517

Other Assets, Less Liabilities – (8.83%)		(30,431,286)

NET ASSETS – 100.00%		$344,639,231

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Chemicals	$189,007,377	54.84%
Mining	68,171,323	19.78
Forest Products & Paper	58,923,177	17.10
Iron & Steel	19,408,738	5.63
Household Products & Wares	6,629,518	1.92
Metal Fabricate & Hardware	1,442,877	0.42
Biotechnology	575,737	0.17
Manufacturing	393,575	0.11
Short-Term and Other Net Assets	86,909	0.03

TOTAL	$344,639,231	100.00%

See notes to financial statements.

14	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.00%

ADVERTISING – 1.72%
ADVO Inc.	3,565	$113,902
Catalina Marketing Corp.	5,658	144,901
Donnelley (R.H.) Corp.[1]	3,601	195,354
Harte-Hanks Inc.	5,818	149,755
Interpublic Group of Companies Inc.[1]	48,507	594,696
Lamar Advertising Co.[1,2]	9,512	393,987
Omnicom Group Inc.	21,524	1,698,244
ValueVision Media Inc. Class A1,2	2,962	30,923

		3,321,762

AIRLINES – 1.12%
AirTran Holdings Inc.[1,2]	9,724	112,993
Alaska Air Group Inc.[1,2]	3,219	84,788
AMR Corp.[1,2]	18,125	139,925
Continental Airlines Inc. Class B1,2	7,582	70,361
Delta Air Lines Inc.[1,2]	13,107	71,433
FLYi Inc.[1,2]	5,468	7,655
JetBlue Airways Corp.[1,2]	10,186	224,601
Northwest Airlines Corp.[1,2]	6,635	58,720
SkyWest Inc.[2]	6,701	114,453
Southwest Airlines Co.	81,613	1,287,037

		2,171,966

APPAREL – 2.84%
Coach Inc.[1]	21,563	1,005,483
Jones Apparel Group Inc.	14,507	512,097
Kellwood Co.	3,205	100,829
Liz Claiborne Inc.	12,415	507,525
Nike Inc. Class B	19,887	1,617,012
Phillips-Van Heusen Corp.[2]	2,816	64,177
Polo Ralph Lauren Corp.	6,665	246,138
Quiksilver Inc.[1]	6,771	184,510
Reebok International Ltd.	5,254	194,398
Russell Corp.	3,162	54,671
Stride Rite Corp.	4,417	45,716
Timberland Co. Class A1	2,633	161,666
Tommy Hilfiger Corp.[1]	10,469	100,502
Unifi Inc.[1,2]	5,719	18,587
VF Corp.	10,014	539,054
Wolverine World Wide Inc.	4,564	138,928

		5,491,293

AUTO MANUFACTURERS – 2.41%
Ford Motor Co.	201,684	2,627,943
General Motors Corp.[2]	53,045	2,044,885

		4,672,828

AUTO PARTS & EQUIPMENT – 1.89%
American Axle & Manufacturing Holdings Inc.	5,105	146,514
ArvinMeritor Inc.	8,041	150,045
BorgWarner Inc.	6,446	298,965
Cooper Tire & Rubber Co.	8,678	169,047
Dana Corp.	17,115	255,185
Delphi Corp.	56,718	476,998
Goodyear Tire & Rubber Co. (The)[1,2]	20,051	202,114
Johnson Controls Inc.	21,783	1,249,255
Lear Corp.	7,844	422,948
Modine Manufacturing Co.[2]	3,466	106,441
Superior Industries International Inc.[2]	2,547	69,457
Tower Automotive Inc.[1,2]	7,326	10,916
Visteon Corp.	14,229	101,168

		3,659,053

COMMERCIAL SERVICES – 0.84%
ADESA Inc.[1]	10,879	219,212
ARAMARK Corp. Class B	12,458	280,928
Interactive Data Corp.[1]	4,012	79,157
McKesson Corp.	31,539	840,830
Valassis Communications Inc.[1]	5,952	204,630

		1,624,757

COMPUTERS – 0.09%
FactSet Research Systems Inc.[2]	2,327	115,978
Lexar Media Inc.[1,2]	8,504	57,487

		173,465

DISTRIBUTION & WHOLESALE – 0.63%
Fastenal Co.[2]	7,522	415,440
Genuine Parts Co.	19,958	796,125

		1,211,565

ELECTRONICS – 0.15%
Gentex Corp.[2]	8,870	292,799

		292,799

ENTERTAINMENT – 1.14%
Alliance Gaming Corp.[1,2]	5,286	48,896

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
GTECH Holdings Corp.	13,466	$318,740
International Game Technology Inc.	39,999	1,321,567
International Speedway Corp. Class A	3,055	143,707
Metro-Goldwyn-Mayer Inc.	8,874	104,891
Pinnacle Entertainment Inc.[1]	4,152	61,034
Scientific Games Corp. Class A1	7,398	156,690
Six Flags Inc.[1]	10,828	54,573

		2,210,098

HEALTH CARE - PRODUCTS – 0.22%
Henry Schein Inc.[1]	4,986	315,265
Oakley Inc.	2,821	35,827
PSS World Medical Inc.[1]	7,262	81,806

		432,898

HOME BUILDERS – 2.71%
Beazer Homes USA Inc.[2]	1,479	162,365
Centex Corp.	14,205	737,808
Champion Enterprises Inc.[1,2]	7,931	86,369
D.R. Horton Inc.	25,239	757,170
Fleetwood Enterprises Inc.[1,2]	6,422	80,853
Hovnanian Enterprises Inc. Class A1	3,861	144,942
KB Home	4,231	348,000
Lennar Corp. Class A2	14,212	639,256
Lennar Corp. Class B	1,254	51,765
M.D.C. Holdings Inc.	2,729	209,451
NVR Inc.[1]	669	419,463
Pulte Homes Inc.	12,005	658,834
Ryland Group Inc.	2,702	257,744
Standard-Pacific Corp.	3,455	193,998
Thor Industries Inc.[2]	4,509	125,395
Toll Brothers Inc.[1,2]	5,398	250,197
Winnebago Industries Inc.[2]	3,889	122,115

		5,245,725

HOME FURNISHINGS – 1.25%
Ethan Allen Interiors Inc.	4,304	163,939
Furniture Brands International Inc.	5,746	125,320
Harman International Industries Inc.	7,547	906,998
La-Z-Boy Inc.[2]	6,081	80,208
Leggett & Platt Inc.	21,968	617,960
Maytag Corp.[2]	8,303	144,472
Whirlpool Corp.	6,609	388,279

		2,427,176

HOUSEHOLD PRODUCTS & WARES – 0.17%
American Greetings Corp. Class A	7,225	191,101
Fossil Inc.[1]	4,429	131,807

		322,908

INTERNET – 0.65%
Amazon.com Inc.[1,2]	33,850	1,155,301
DoubleClick Inc.[1,2]	13,379	85,090
NetFlix Inc.[1,2]	2,994	28,353

		1,268,744

LEISURE TIME – 3.12%
Bally Total Fitness Holding Corp.[1]	3,874	15,496
Brunswick Corp.	10,995	515,885
Callaway Golf Co.[2]	7,441	77,610
Carnival Corp.	48,954	2,475,114
Harley-Davidson Inc.	33,823	1,947,190
Multimedia Games Inc.[1]	3,312	43,718
Nautilus Group Inc. (The)[2]	3,451	67,812
Polaris Industries Inc.[2]	5,014	297,581
Royal Caribbean Cruises Ltd.	11,457	533,896
WMS Industries Inc.[1,2]	2,348	68,679

		6,042,981

LODGING – 3.26%
Aztar Corp.[1]	3,864	119,591
Caesars Entertainment Inc.[1]	30,864	552,466
Harrah’s Entertainment Inc.	12,834	751,046
Hilton Hotels Corp.	44,275	881,073
La Quinta Corp.[1]	18,822	151,517
Mandalay Resort Group	7,764	534,163
Marriott International Inc. Class A	21,201	1,155,242
MGM Mirage[1,2]	6,817	366,755
Starwood Hotels & Resorts Worldwide Inc.	23,863	1,138,981
Station Casinos Inc.[2]	5,418	276,047
Wynn Resorts Ltd.[1,2]	6,613	384,546

		6,311,427

MANUFACTURING – 0.51%
Eastman Kodak Co.[2]	32,839	994,365

		994,365

MEDIA – 26.23%
Belo (A.H.) Corp.	11,265	261,911
Cablevision Systems Corp.[1,2]	23,714	488,034

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
Charter Communications Inc. Class A1,2	30,333	$76,439
Clear Channel Communications Inc.	61,643	2,058,876
Comcast Corp. Class A1	144,252	4,255,434
Comcast Corp. Class A Special[1,2]	99,385	2,886,140
Cox Communications Inc. Class A1	23,459	807,928
Cox Radio Inc. Class A1,2	4,327	68,799
Cumulus Media Inc. Class A1	6,080	98,800
DIRECTV Group Inc. (The)[1]	104,987	1,760,632
Dow Jones & Co. Inc.	5,174	228,950
EchoStar Communications Corp.[1]	24,840	785,441
Emmis Communications Corp.[1]	5,964	111,527
Entercom Communications Corp.[1]	4,516	149,931
Fox Entertainment Group Inc. Class A1	20,002	593,259
Gannett Co. Inc.	31,244	2,591,690
Gemstar-TV Guide International Inc.[1]	28,711	165,088
Hearst-Argyle Television Inc.	3,115	81,177
Hollinger International Inc.	5,243	93,588
Insight Communications Co. Inc.[1]	6,054	51,217
Knight Ridder Inc.	9,201	630,545
Lee Enterprises Inc.[2]	4,170	193,154
Liberty Media Corp. Class A	282,633	2,521,086
Liberty Media International Inc. Class A1	15,596	562,236
McClatchy Co. (The) Class A	2,286	158,877
McGraw-Hill Companies Inc. (The)	21,973	1,895,171
Media General Inc. Class A	2,349	136,947
Meredith Corp.	4,620	226,380
New York Times Co. Class A	16,806	673,080
Radio One Inc. Class D1	7,321	107,546
Readers Digest Association Inc. (The)	9,782	137,731
Scholastic Corp.[1]	3,285	99,601
Scripps (E.W.) Co. Class A	9,321	444,798
Sinclair Broadcast Group Inc. Class A	5,411	37,877
Sirius Satellite Radio Inc.[1,2]	142,099	554,186
Time Warner Inc.[1]	504,879	8,401,187
Tribune Co.	24,232	1,046,822
UnitedGlobalCom Inc. Class A1	41,618	311,303
Univision Communications Inc. Class A1	29,209	904,311
Viacom Inc. Class A2	4,420	163,805
Viacom Inc. Class B	171,910	6,272,996
Walt Disney Co. (The)	235,384	5,936,384
Washington Post Co. (The) Class B	700	640,500
Westwood One Inc.[1]	8,832	203,843
Wiley (John) & Sons Inc. Class A	4,453	144,500
XM Satellite Radio Holdings Inc. Class A1,2	23,503	759,617
Young Broadcasting Inc. Class A1	1,980	22,770

		50,802,114

MINING – 0.06%
Owens & Minor Inc.	4,503	117,934

		117,934

OFFICE FURNISHINGS – 0.27%
Herman Miller Inc.	8,237	190,275
HNI Corp.	5,436	219,614
Interface Inc. Class A1	4,896	42,546
Steelcase Inc. Class A2	5,363	70,255

		522,690

PHARMACEUTICALS – 1.60%
AmerisourceBergen Corp.	12,852	707,374
Cardinal Health Inc.	49,336	2,306,458
Priority Healthcare Corp. Class B1	4,229	76,376

		3,090,208

RETAIL – 44.61%
Abercrombie & Fitch Co. Class A	10,871	425,925
Advance Auto Parts Inc.[1]	8,518	333,224
Aeropostale Inc.[1]	6,403	202,015
American Eagle Outfitters Inc.	5,857	239,434
AnnTaylor Stores Corp.[1]	7,854	176,401
Applebee’s International Inc.	9,498	217,219
AutoNation Inc.[1]	22,610	389,570
AutoZone Inc.[1,2]	7,426	607,521
Barnes & Noble Inc.[1]	6,275	208,769
Bed Bath & Beyond Inc.[1]	34,304	1,399,260
Best Buy Co. Inc.	30,356	1,797,682
Big Lots Inc.[1,2]	13,080	162,061
BJ’s Wholesale Club Inc.[1,2]	7,925	230,063
Bob Evans Farms Inc.	3,983	94,955
Borders Group Inc.	8,880	202,375
Brinker International Inc.[1]	11,104	358,659
CarMax Inc.[1,2]	11,852	312,182
Cato Corp. Class A	2,228	51,155
CBRL Group Inc.	5,540	200,880
CEC Entertainment Inc.[1]	4,255	161,775

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
Charming Shoppes Inc.[1]	12,947	$98,786
Cheesecake Factory (The)[1,2]	5,973	259,288
Chico’s FAS Inc.[1,2]	10,184	407,666
Children’s Place Retail Stores Inc. (The)[1]	1,668	51,491
Christopher & Banks Corp.[2]	4,347	70,639
Circuit City Stores Inc.	22,039	358,134
Claire’s Stores Inc.	9,334	242,871
Cost Plus Inc.[1,2]	2,485	80,266
Costco Wholesale Corp.	52,965	2,539,142
CVS Corp.	45,636	1,983,341
Darden Restaurants Inc.	16,962	415,569
Dillard’s Inc. Class A	7,793	159,679
Dollar General Corp.	35,004	673,827
Dollar Tree Stores Inc.[1]	13,299	384,341
Dress Barn Inc.[1]	2,598	41,646
Family Dollar Stores Inc.	18,291	540,499
Federated Department Stores Inc.	20,715	1,045,072
Foot Locker Inc.	16,681	407,016
Fred’s Inc.[2]	3,618	63,424
Gap Inc. (The)	75,311	1,504,714
Genesco Inc.[1,2]	2,411	61,722
Guitar Center Inc.[1]	2,776	123,893
Hollywood Entertainment Corp.[1]	6,655	64,687
Home Depot Inc.	254,987	10,474,866
Hot Topic Inc.[1,2]	5,472	112,504
IHOP Corp.[2]	2,270	86,941
Jack in the Box Inc.[1]	4,202	140,221
Kenneth Cole Productions Inc. Class A	1,161	30,767
Kmart Holding Corp.[1,2]	4,303	396,048
Kohl’s Corp.[1]	34,847	1,768,834
Krispy Kreme Doughnuts Inc.[1,2]	6,548	69,409
Limited Brands Inc.	50,671	1,255,627
Linens ’n Things Inc.[1]	5,186	124,879
Lone Star Steakhouse & Saloon Inc.	2,247	54,175
Longs Drug Stores Corp.[2]	3,373	83,313
Lowe’s Companies Inc.	81,691	4,597,569
May Department Stores Co. (The)	33,203	865,270
McDonald’s Corp.	144,433	4,210,222
Men’s Wearhouse Inc. (The)[1,2]	3,917	121,740
Michaels Stores Inc.	15,610	454,251
Neiman-Marcus Group Inc. Class A2	3,335	202,868
99 Cents Only Stores[1,2]	5,475	84,370
Nordstrom Inc.	12,150	524,637
Office Depot Inc.[1]	35,654	577,238
O’Reilly Automotive Inc.[1,2]	6,356	273,689
Outback Steakhouse Inc.[2]	8,482	335,802
P.F. Chang’s China Bistro Inc.[1,2]	2,765	140,573
Pacific Sunwear of California Inc.[1]	8,760	205,334
Panera Bread Co. Class A1,2	3,240	113,173
Papa John’s International Inc.[1,2]	1,516	48,936
Payless ShoeSource Inc.[1,2]	7,942	75,528
Penney (J.C.) Co. Inc. (Holding Co.)[2]	32,415	1,121,235
Pep Boys-Manny, Moe & Jack Inc.	6,586	93,653
PETCO Animal Supplies Inc.[1]	4,755	170,086
PETsMART Inc.[2]	16,611	531,220
Pier 1 Imports Inc.	9,216	165,427
RadioShack Corp.	18,400	550,712
Rite Aid Corp.[1]	51,048	189,899
Ross Stores Inc.	17,414	457,466
Ruby Tuesday Inc.	7,267	179,495
Ryan’s Restaurant Group Inc.[1]	4,651	65,067
Saks Inc.	14,492	177,092
Sears, Roebuck and Co.	22,617	791,595
ShopKo Stores Inc.[1,2]	3,440	59,306
Sonic Corp.[1,2]	6,707	182,632
Sports Authority Inc. (The)[1]	2,642	63,884
Staples Inc.	57,109	1,698,422
Starbucks Corp.[1]	45,591	2,410,852
Stein Mart Inc.[1]	2,904	48,264
Talbots Inc. (The)	2,750	72,573
Target Corp.	94,915	4,747,648
Tiffany & Co.	16,777	492,069
TJX Companies Inc.	57,820	1,386,524
Toys R Us Inc.[1]	24,444	440,236
Tractor Supply Co.[1]	4,003	145,229
Triarc Companies Inc. Class B2	2,108	24,094
Tuesday Morning Corp.[1]	3,024	98,703
Urban Outfitters Inc.[1,2]	6,553	268,673
Walgreen Co.	117,506	4,217,290
Wal-Mart Stores Inc.	302,505	16,311,070
Wendy’s International Inc.	12,290	410,117
Williams-Sonoma Inc.[1]	10,720	409,182

18	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S.CONSUMER CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Yum! Brands Inc.	33,794	$1,470,039
Zale Corp.[1]	5,904	168,382

		86,395,758

SOFTWARE – 1.26%
Activision Inc.[1]	16,027	232,071
Avid Technology Inc.[1,2]	3,686	195,284
Electronic Arts Inc.[1]	34,299	1,540,711
Pixar Inc.[1,2]	2,815	226,382
Take-Two Interactive Software Inc.[1,2]	5,170	170,403
THQ Inc.[1,2]	4,484	84,748

		2,449,599

TELECOMMUNICATIONS – 0.28%
NTL Inc.[1]	8,087	537,866

		537,866

TEXTILES – 0.27%
Mohawk Industries Inc.[1]	6,197	527,241

		527,241

TOYS, GAMES & HOBBIES – 0.70%
Hasbro Inc.	18,083	319,888
Jakks Pacific Inc.[1,2]	3,085	48,620
Marvel Enterprises Inc.[1,2]	9,414	144,976
Mattel Inc.	47,646	834,281

		1,347,765

TOTAL COMMON STOCKS (Cost: $204,690,213)		193,666,985

SHORT-TERM INVESTMENTS – 10.22%

COMMERCIAL PAPER – 1.74%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$98,128	98,093
Aspen Funding Corp.
1.85%, 11/01/04[3]	375,501	375,501
Barton Capital Corp.
1.78%, 11/04/04[3]	113,047	113,030
1.79%, 11/08/04[3]	102,689	102,653
CRC Funding LLC
1.78%, 11/09/04[3]	65,418	65,392
Delaware Funding Corp.
1.78%, 11/10/04[3]	71,960	71,928

Security	Principal	Value
Edison Asset Securitization
1.45%, 11/09/04[3]	$130,837	$130,795
1.59%, 12/02/04[3]	130,837	130,658
Eureka Securitization Inc.
1.79%, 11/01/04[3]	55,586	55,586
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	65,418	65,170
Grampian Funding LLC
1.59%, 11/30/04[3]	65,418	65,335
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	32,709	32,691
Nationwide Building Society
1.63%, 12/09/04[3]	108,595	108,408
Polonius Inc.
1.79%, 11/12/04[3]	65,418	65,383
Prudential Funding LLC
1.60%, 12/01/04[3]	65,418	65,331
1.85%, 11/01/04[3]	327,092	327,092
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	75,006	75,006
Scaldis Capital LLC
1.78%, 11/08/04[3]	294,383	294,281
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	76,533	76,491
UBS Finance (Delaware)
1.11%, 12/17/04[3]	196,255	195,977
1.85%, 11/01/04[3]	654,184	654,184
Windmill Funding Corp.
1.79%, 11/02/04[3]	19,626	19,625
1.79%, 11/03/04[3]	78,502	78,494
1.79%, 11/08/04[3]	95,249	95,216

		3,362,320

FLOATING RATE NOTES – 3.08%
American Express Credit Corp.
1.95%, 10/26/05[3]	130,837	130,906
Bank of Nova Scotia
1.85%, 09/26/05[3]	32,709	32,696
Beta Finance Inc.
1.78%, 05/04/05[3,4]	78,502	78,494

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
1.89%, 09/23/05[3,4]	$117,753	$117,712
1.89%, 09/27/05[3,4]	104,669	104,632
1.91%, 03/15/05[3,4]	65,418	65,438
2.04%, 10/27/05[3,4]	124,295	124,430
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	196,255	196,200
1.90%, 10/31/05[3]	130,837	130,803
CC USA Inc.
1.78%, 05/04/05[3,4]	130,837	130,824
2.06%, 07/29/05[3,4]	130,837	130,808
Den Danske Bank NY
1.79%, 08/12/05[3]	130,837	130,806
1.87%, 08/26/05[3]	130,837	130,805
2.00%, 10/17/05[3]	130,837	130,799
Depfa Bank PLC
1.86%, 09/15/05[3]	130,837	130,837
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	108,595	108,570
Five Finance Inc.
1.91%, 04/29/05[3,4]	104,669	104,664
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	130,837	130,837
K2 USA LLC
1.81%, 09/12/05[3,4]	130,837	130,814
1.82%, 06/10/05[3,4]	130,837	130,827
1.89%, 10/20/05[3,4]	130,837	130,841
2.05%, 07/25/05[3,4]	65,418	65,409
Links Finance LLC
1.82%, 04/15/05[3,4]	130,837	130,825
2.12%, 04/25/05[3]	130,837	130,878
National City Bank (Ohio)
1.79%, 08/09/05[3]	130,837	130,807
1.85%, 06/10/05[3]	65,418	65,431
1.86%, 06/23/05[3]	130,837	130,812
Nationwide Building Society
1.96%, 10/28/05[3,4]	222,422	222,452
Norddeutsche Landesbank
2.04%, 07/27/05[3]	130,837	130,803
Northern Rock PLC
1.90%, 10/25/05[3,4]	261,674	261,674
2.02%, 01/13/05[3,4]	124,295	124,295
Permanent Financing PLC
1.81%, 03/10/05[3]	130,837	130,837
1.82%, 12/10/04[3]	65,418	65,418
1.84%, 06/10/05[3]	58,877	58,877
Sigma Finance Inc.
1.84%, 11/15/04[3]	130,837	130,836
1.86%, 08/17/05[3]	65,418	65,423
1.86%, 09/15/05[3]	163,546	163,559
Tango Finance Corp.
1.66%, 05/17/05[3,4]	108,595	108,592
1.70%, 02/25/05[3,4]	73,269	73,264
1.80%, 04/07/05[3,4]	48,017	48,015
1.83%, 01/18/05[3,4]	57,568	57,567
1.84%, 09/15/05[3,4]	115,136	115,121
1.90%, 07/25/05[3,4]	130,837	130,827
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	98,128	98,114
1.83%, 09/15/05[3]	98,128	98,110
1.83%, 10/14/05[3,4]	65,418	65,412
1.84%, 06/15/05[3,4]	65,418	65,410
White Pine Finance LLC
1.68%, 05/20/05[3]	58,877	58,873
1.80%, 07/05/05[3]	65,418	65,409
1.82%, 04/15/05[3,4]	98,128	98,119
1.83%, 11/15/04[3,4]	78,502	78,502
1.84%, 06/15/05[3,4]	53,643	53,643
1.89%, 03/29/05[3]	56,260	56,255
1.90%, 08/26/05[3,4]	65,418	65,408
2.02%, 07/11/05[3]	32,709	32,707
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	93,417	93,417

		5,973,844

MEDIUM-TERM NOTES – 0.21%
CC USA Inc.
1.29%, 04/15/05[3,4]	130,837	130,831
1.51%, 02/15/05[3,4]	85,044	85,082
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	98,128	98,127
K2 USA LLC
1.46%, 01/12/05[3,4]	65,418	65,417

20	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	$32,709	$32,707

		412,164

MONEY MARKET FUNDS – 2.14%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	523,348	523,348
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	2,090,676	2,090,676
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	1,439,204	1,439,204
BlackRock Temp Cash Money Market Fund[3]	29,324	29,324
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	53,397	53,397

		4,135,949

REPURCHASE AGREEMENTS – 1.62%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	523,348	523,348
Bank of America N.A
1.86%, 11/01/04[3,6]	1,308,368	1,308,368
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	1,308,368	1,308,368

		3,140,084

TIME DEPOSITS – 1.19%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	130,837	130,837
1.33%, 02/10/05[3]	65,418	65,416
1.39%, 02/02/05[3]	65,418	65,416
1.39%, 04/08/05[3]	91,586	91,564
Bank of New York
1.39%, 11/01/04[3]	130,837	130,837
1.60%, 12/03/04[3]	32,709	32,708
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	32,709	32,709

Security	Principal	Value
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	$83,736	$83,732
Key Bank N.A.
1.81%, 11/01/04[3]	170,088	170,088
National City Bank (Ohio)
1.25%, 01/06/05[3]	130,837	130,838
Nordea Bank PLC
2.11%, 06/07/05[3]	130,837	130,821
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	261,674	261,674
Toronto-Dominion Bank
1.22%, 03/23/05[3]	228,964	228,949
1.34%, 02/10/05[3]	52,335	52,333
1.41%, 11/01/04[3]	98,128	98,128
1.77%, 05/10/05[3]	65,418	65,415
1.90%, 05/11/05[3]	65,418	65,415
World Savings Bank FSB
1.76%, 11/12/04[3]	464,470	464,468

		2,301,348

U.S. GOVERNMENT AGENCY NOTES – 0.24%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	91,586	91,718
1.80%, 01/18/05[3]	60,839	60,602
1.80%, 01/19/05[3]	65,418	65,160
2.06%, 05/31/05[3]	65,226	64,439
Federal National Mortgage Association
2.33%, 07/22/05[3]	196,255	192,922

		474,841

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,800,550)		19,800,550

TOTAL INVESTMENTS IN SECURITIES – 110.22% (Cost: $224,490,763)		213,467,535

Other Assets, Less Liabilities – (10.22%)		(19,801,868)

NET ASSETS – 100.00%		$193,665,667

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER CYCLICAL SECTOR INDEX FUND

October 31, 2004

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Retail	$86,395,758	44.61%
Media	50,802,114	26.23
Lodging	6,311,427	3.26
Leisure Time	6,042,981	3.12
Apparel	5,491,293	2.84
Home Builders	5,245,725	2.71
Auto Manufacturers	4,672,828	2.41
Auto Parts & Equipment	3,659,053	1.89
Advertising	3,321,762	1.72
Pharmaceuticals	3,090,208	1.60
Software	2,449,599	1.26
Home Furnishings	2,427,176	1.25
Entertainment	2,210,098	1.14
Airlines	2,171,966	1.12
Commercial Services	1,624,757	0.84
Toys, Games & Hobbies	1,347,765	0.70
Internet	1,268,744	0.65
Distribution & Wholesale	1,211,565	0.63
Manufacturing	994,365	0.51
Telecommunications	537,866	0.28
Textiles	527,241	0.27
Office Furnishings	522,690	0.27
Health Care - Products	432,898	0.22
Household Products & Wares	322,908	0.17
Electronics	292,799	0.15
Computers	173,465	0.09
Mining	117,934	0.06
Short-Term and Other Net Assets	(1,318)	0.00

TOTAL	$193,665,667	100.00%

See notes to financial statements.

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.92%

AGRICULTURE – 12.19%
Altria Group Inc.	657,505	$31,862,692
Bunge Ltd.[1]	35,268	1,683,342
Loews Corp. - Carolina Group	17,190	465,161
Reynolds American Inc.	27,552	1,897,231
Universal Corp.[1]	8,083	370,040
UST Inc.	53,123	2,186,543

		38,465,009

BEVERAGES – 23.82%
Anheuser-Busch Companies Inc.	256,720	12,823,164
Brown-Forman Corp. Class B	12,856	577,234
Coca-Cola Co. (The)	720,524	29,296,506
Coca-Cola Enterprises Inc.	79,476	1,661,843
Constellation Brands Inc.[2]	30,539	1,198,045
Coors (Adolph) Co. Class B	8,535	569,284
Pepsi Bottling Group Inc.	51,989	1,457,772
PepsiAmericas Inc.	22,107	447,667
PepsiCo Inc.	542,869	26,915,445
Robert Mondavi Corp. (The) Class A2	3,416	186,138

		75,133,098

COMMERCIAL SERVICES – 6.45%
Apollo Group Inc. Class A2	50,901	3,359,466
Block (H & R) Inc.	49,444	2,351,062
Career Education Corp.[2]	32,710	1,026,113
Cendant Corp.	326,232	6,717,117
Chemed Corp.	3,927	237,387
Corinthian Colleges Inc.[1,2]	28,528	409,662
DeVry Inc.[1,2]	19,402	283,269
Education Management Corp.[2]	19,022	510,170
ITT Educational Services Inc.[1,2]	14,700	558,747
Laureate Education Inc.[2]	13,480	528,686
Pre-Paid Legal Services Inc.[1,2]	4,930	137,498
Rent-A-Center Inc.[2]	25,147	603,277
Service Corp. International[2]	107,751	712,234
ServiceMaster Co. (The)	92,991	1,194,004
Sotheby’s Holdings Inc. Class A1,2	14,494	270,893
Stewart Enterprises Inc. Class A2	30,768	219,068
Strayer Education Inc.	4,431	429,984
United Rentals Inc.[1,2]	21,056	325,315
Weight Watchers International Inc.[1,2]	13,285	477,197

		20,351,149

COSMETICS & PERSONAL CARE – 25.42%
Alberto-Culver Co.	26,110	1,171,294
Avon Products Inc.	151,592	5,995,464
Colgate-Palmolive Co.	170,234	7,595,841
Estee Lauder Companies Inc. Class A	39,106	1,679,603
Gillette Co. (The)[1]	292,174	12,119,378
Kimberly-Clark Corp.	158,502	9,457,814
Procter & Gamble Co.	823,738	42,158,911

		80,178,305

ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
Energizer Holdings Inc.[1,2]	25,010	1,161,214

		1,161,214

FOOD – 20.29%
Albertson’s Inc.[1]	102,178	2,330,680
American Italian Pasta Co. Class A1	5,837	118,491
Archer-Daniels-Midland Co.	190,273	3,685,588
Campbell Soup Co.	81,629	2,190,922
Chiquita Brands International Inc.[2]	13,092	235,918
ConAgra Foods Inc.	169,437	4,473,137
Corn Products International Inc.[1]	11,092	545,726
Dean Foods Co.[2]	50,585	1,509,962
Del Monte Foods Co.[2]	63,245	675,457
Dreyer’s Grand Ice Cream Holdings Inc.[1]	7,275	584,037
Flowers Foods Inc.[1]	13,017	330,111
General Mills Inc.	96,066	4,250,920
Hain Celestial Group Inc.[1,2]	9,624	155,716
Heinz (H.J.) Co.	112,907	4,104,169
Hershey Foods Corp.	55,017	2,788,812
Hormel Foods Corp.	23,696	666,095
Kellogg Co.	75,820	3,260,260
Kraft Foods Inc.[1]	84,364	2,810,165
Kroger Co.[2]	217,521	3,286,742
McCormick & Co. Inc. NVS	39,141	1,386,766
Performance Food Group Co.[1,2]	14,889	346,318
Ralcorp Holdings Inc.[1]	9,258	340,232
Safeway Inc.[2]	143,164	2,611,311
Sara Lee Corp.	253,380	5,898,686
Smithfield Foods Inc.[2]	27,802	673,642
Smucker (J.M.) Co. (The)[1]	18,644	829,658

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
SUPERVALU Inc.	43,604	$1,285,882
Sysco Corp.	204,992	6,615,092
Tootsie Roll Industries Inc.	7,195	218,152
Tyson Foods Inc. Class A	75,471	1,094,330
Whole Foods Market Inc.[1]	19,813	1,613,373
Wild Oats Markets Inc.[1,2]	7,772	47,254
Winn-Dixie Stores Inc.[1]	27,135	93,344
Wrigley (William Jr.) Co.	45,112	2,950,325

		64,007,273

HAND & MACHINE TOOLS – 1.18%
Black & Decker Corp.	25,721	2,064,882
Snap-On Inc.	16,945	497,844
Stanley Works (The)	26,126	1,163,130

		3,725,856

HOUSEHOLD PRODUCTS & WARES – 2.57%
Blyth Inc.	10,710	322,050
Church & Dwight Co. Inc.	19,635	534,465
Clorox Co.	49,897	2,724,376
Fortune Brands Inc.	46,195	3,363,920
Scotts Co. (The) Class A2	6,956	446,714
Tupperware Corp.[1]	16,483	275,101
Yankee Candle Co. Inc. (The)[1,2]	15,765	436,691

		8,103,317

HOUSEWARES – 0.60%
Newell Rubbermaid Inc.	88,078	1,898,962

		1,898,962

INTERNET – 6.07%
eBay Inc.[2]	158,633	15,484,167
IAC/InterActiveCorp[1,2]	160,350	3,466,767
Priceline.com Inc.[1,2]	6,798	135,552
Stamps.com Inc.	5,712	79,283

		19,165,769

MANUFACTURING – 0.23%
Lancaster Colony Corp.[1]	9,050	388,969
Matthews International Corp. Class A1	10,183	341,181

		730,150

PHARMACEUTICALS – 0.35%
NBTY Inc.[2]	19,279	530,944
VCA Antech Inc.[1,2]	26,096	585,072

		1,116,016

Security	Shares or Principal	Value
RETAIL – 0.38%
Casey’s General Store Inc.[1]	14,814	$263,689
Nu Skin Enterprises Inc. Class A1	16,954	327,890
Regis Corp.	14,110	603,908

		1,195,487

TOTAL COMMON STOCKS (Cost: $325,992,196)		315,231,605

SHORT-TERM INVESTMENTS – 9.31%

COMMERCIAL PAPER – 1.58%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$145,874	145,824
Aspen Funding Corp.
1.85%, 11/01/04[3]	558,213	558,213
Barton Capital Corp.
1.78%, 11/04/04[3]	168,053	168,028
1.79%, 11/08/04[3]	152,655	152,602
CRC Funding LLC
1.78%, 11/09/04[3]	97,250	97,211
Delaware Funding Corp.
1.78%, 11/10/04[3]	106,975	106,927
Edison Asset Securitization
1.45%, 11/09/04[3]	194,499	194,437
1.59%, 12/02/04[3]	194,499	194,233
Eureka Securitization Inc.
1.79%, 11/01/04[3]	82,633	82,634
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	97,250	96,880
Grampian Funding LLC
1.59%, 11/30/04[3]	97,250	97,125
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	48,625	48,598
Nationwide Building Society
1.63%, 12/09/04[3]	161,434	161,157
Polonius Inc.
1.79%, 11/12/04[3]	97,250	97,196
Prudential Funding LLC
1.60%, 12/01/04[3]	97,250	97,120
1.85%, 11/01/04[3]	486,248	486,248
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	111,503	111,503

24	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
Scaldis Capital LLC
1.78%, 11/08/04[3]	$437,623	$437,472
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	113,772	113,709
UBS Finance (Delaware)
1.11%, 12/17/04[3]	291,749	291,335
1.85%, 11/01/04[3]	972,496	972,496
Windmill Funding Corp.
1.79%, 11/02/04[3]	29,175	29,173
1.79%, 11/03/04[3]	116,700	116,688
1.79%, 11/08/04[3]	141,596	141,546

		4,998,355

FLOATING RATE NOTES – 2.82%
American Express Credit Corp.
1.95%, 10/26/05[3]	194,499	194,602
Bank of Nova Scotia
1.85%, 09/26/05[3]	48,625	48,606
Beta Finance Inc.
1.78%, 05/04/05[3,4]	116,700	116,688
1.89%, 09/23/05[3,4]	175,049	174,987
1.89%, 09/27/05[3,4]	155,599	155,543
1.91%, 03/15/05[3,4]	97,250	97,279
2.04%, 10/27/05[3,4]	184,774	184,975
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	291,749	291,666
1.90%, 10/31/05[3]	194,499	194,449
CC USA Inc.
1.78%, 05/04/05[3,4]	194,499	194,480
2.06%, 07/29/05[3,4]	194,499	194,456
Den Danske Bank NY
1.79%, 08/12/05[3]	194,499	194,454
1.87%, 08/26/05[3]	194,499	194,452
2.00%, 10/17/05[3]	194,499	194,444
Depfa Bank PLC
1.86%, 09/15/05[3]	194,499	194,499
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	161,434	161,398
Five Finance Inc.
1.91%, 04/29/05[3,4]	155,599	155,592
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	194,499	194,499
K2 USA LLC
1.81%, 09/12/05[3,4]	194,499	194,466
1.82%, 06/10/05[3,4]	194,499	194,485
1.89%, 10/20/05[3,4]	194,499	194,506
2.05%, 07/25/05[3,4]	97,250	97,235
Links Finance LLC
1.82%, 04/15/05[3,4]	194,499	194,482
2.12%, 04/25/05[3]	194,499	194,560
National City Bank (Ohio)
1.79%, 08/09/05[3]	194,499	194,454
1.85%, 06/10/05[3]	97,250	97,268
1.86%, 06/23/05[3]	194,499	194,462
Nationwide Building Society
1.96%, 10/28/05[3,4]	330,649	330,691
Norddeutsche Landesbank
2.04%, 07/27/05[3]	194,499	194,449
Northern Rock PLC
1.90%, 10/25/05[3,4]	388,999	388,999
2.02%, 01/13/05[3,4]	184,774	184,774
Permanent Financing PLC
1.81%, 03/10/05[3]	194,499	194,499
1.82%, 12/10/04[3]	97,250	97,250
1.84%, 06/10/05[3]	87,525	87,525
Sigma Finance Inc.
1.84%, 11/15/04[3]	194,499	194,499
1.86%, 08/17/05[3]	97,250	97,256
1.86%, 09/15/05[3]	243,124	243,143
Tango Finance Corp.
1.66%, 05/17/05[3,4]	161,434	161,430
1.70%, 02/25/05[3,4]	108,920	108,913
1.80%, 04/07/05[3,4]	71,381	71,378
1.83%, 01/18/05[3,4]	85,580	85,578
1.84%, 09/15/05[3,4]	171,159	171,136
1.90%, 07/25/05[3,4]	194,499	194,485
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	145,874	145,854
1.83%, 09/15/05[3]	145,874	145,849
1.83%, 10/14/05[3,4]	97,250	97,240
1.84%, 06/15/05[3,4]	97,250	97,236

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
White Pine Finance LLC
1.68%, 05/20/05[3]	$87,525	$87,520
1.80%, 07/05/05[3]	97,250	97,235
1.82%, 04/15/05[3,4]	145,874	145,861
1.83%, 11/15/04[3,4]	116,700	116,700
1.84%, 06/15/05[3,4]	79,745	79,745
1.89%, 03/29/05[3]	83,635	83,627
1.90%, 08/26/05[3,4]	97,250	97,234
2.02%, 07/11/05[3]	48,625	48,621
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	138,872	138,872

		8,880,586

MEDIUM-TERM NOTES – 0.19%
CC USA Inc.
1.29%, 04/15/05[3,4]	194,499	194,490
1.51%, 02/15/05[3,4]	126,425	126,482
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	145,874	145,873
K2 USA LLC
1.46%, 01/12/05[3,4]	97,250	97,248
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	48,625	48,622

		612,715

MONEY MARKET FUNDS – 1.93%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	777,998	777,998
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	3,035,200	3,035,200
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	2,139,492	2,139,492
BlackRock Temp Cash Money Market Fund[3]	43,593	43,593
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	79,378	79,378

		6,075,661

Security	Principal	Value
REPURCHASE AGREEMENTS – 1.48%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	$777,998	$777,998
Bank of America N.A.
1.86%, 11/01/04[3,6]	1,944,993	1,944,993
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	1,944,993	1,944,993

		4,667,984

TIME DEPOSITS – 1.09%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	194,499	194,499
1.33%, 02/10/05[3]	97,250	97,246
1.39%, 02/02/05[3]	97,250	97,246
1.39%, 04/08/05[3]	136,149	136,135
Bank of New York
1.39%, 11/01/04[3]	194,499	194,499
1.60%, 12/03/04[3]	48,625	48,623
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	48,625	48,625
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	124,480	124,474
Key Bank N.A.
1.81%, 11/01/04[3]	252,849	252,849
National City Bank (Ohio)
1.25%, 01/06/05[3]	194,499	194,501
Nordea Bank PLC
2.11%, 06/07/05[3]	194,499	194,476
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	388,999	388,999
Toronto-Dominion Bank
1.22%, 03/23/05[3]	340,374	340,350
1.34%, 02/10/05[3]	77,800	77,796
1.41%, 11/01/04[3]	145,874	145,874
1.77%, 05/10/05[3]	97,250	97,245
1.90%, 05/11/05[3]	97,250	97,245
World Savings Bank FSB
1.76%, 11/12/04[3]	690,472	690,469

		3,421,151

26	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER NON-CYCLICAL SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.22%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	$136,149	$136,347
1.80%, 01/18/05[3]	90,442	90,089
1.80%, 01/19/05[3]	97,250	96,865
2.06%, 05/31/05[3]	96,964	95,793
Federal National Mortgage Association
2.33%, 07/22/05[3]	291,749	286,793

		705,887

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,362,339)		29,362,339

TOTAL INVESTMENTS IN SECURITIES – 109.23% (Cost: $355,354,535)		344,593,944

Other Assets, Less Liabilities – (9.23%)		(29,124,862)

NET ASSETS – 100.00%		$315,469,082

NVS - Non-Voting Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Cosmetics & Personal Care	$80,178,305	25.42%
Beverages	75,133,098	23.82
Food	64,007,273	20.29
Agriculture	38,465,009	12.19
Commercial Services	20,351,149	6.45
Internet	19,165,769	6.07
Household Products & Wares	8,103,317	2.57
Hand & Machine Tools	3,725,856	1.18
Housewares	1,898,962	0.60
Retail	1,195,487	0.38
Electrical Components & Equipment	1,161,214	0.37
Pharmaceuticals	1,116,016	0.35
Manufacturing	730,150	0.23
Short-Term and Other Net Assets	237,477	0.08

TOTAL	$315,469,082	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.83%

BANKS – 31.67%
AMCORE Financial Inc.	2,361	$71,845
AmSouth Bancorp	37,779	996,988
Associated Bancorp[1]	12,895	447,328
Assurant Inc.	9,876	266,454
BancorpSouth Inc.[1]	7,594	180,661
Bank of America Corp.	435,543	19,507,971
Bank of Hawaii Corp.	5,689	271,650
Bank of New York Co. Inc. (The)	83,098	2,697,361
Banknorth Group Inc.	18,370	647,910
BB&T Corp.	59,390	2,441,523
Cathay General Bancorp	5,410	213,154
Chittenden Corp.[1]	4,957	140,382
Citizens Banking Corp.[1]	3,946	129,231
City National Corp.[1]	4,880	336,232
Colonial BancGroup Inc. (The)	14,339	310,439
Comerica Inc.	17,036	1,047,884
Commerce Bancorp Inc.[1]	8,462	501,289
Commerce Bancshares Inc.	7,131	350,132
Community First Bankshares Inc.	3,899	125,626
Compass Bancshares Inc.[1]	13,075	624,593
Cullen/Frost Bankers Inc.	5,475	268,275
East West Bancorp Inc.[1]	5,316	212,853
Fifth Third Bancorp	50,686	2,493,244
First BanCorp (Puerto Rico)[1]	3,935	214,576
First Horizon National Corp.[1]	13,164	569,738
First Midwest Bancorp Inc.[1]	5,036	175,807
First National Bankshares of Florida[1]	5,135	126,783
FirstMerit Corp.	7,745	202,377
FNB Corp. (Pennsylvania)[1]	4,524	92,878
Fremont General Corp.[1]	7,032	151,188
Fulton Financial Corp.[1]	13,153	282,263
Greater Bay Bancorp[1]	5,445	170,129
Hibernia Corp. Class A	16,535	479,515
Hudson United Bancorp	4,802	191,120
Huntington Bancshares Inc.[1]	23,150	554,442
Investors Financial Services Corp.[1]	7,041	271,008
KeyCorp	43,612	1,464,927
M&T Bank Corp.	10,016	1,031,648
Marshall & Ilsley Corp.	22,067	926,152
Mellon Financial Corp.	45,411	1,312,378
Mercantile Bankshares Corp.[1]	8,464	412,535
National City Corp.	62,252	2,425,960
North Fork Bancorp Inc.	31,123	1,372,524
Northern Trust Corp.	22,118	940,900
Old National Bancorp[1]	7,152	177,155
Pacific Capital Bancorp	4,665	148,487
Park National Corp.[1]	1,202	156,140
PNC Financial Services Group	30,262	1,582,703
Popular Inc.	26,065	670,392
Provident Bankshares Corp.[1]	3,454	119,957
Regions Financial Corp.	49,522	1,737,232
Republic Bancorp Inc.[1]	6,916	115,566
Silicon Valley Bancshares[1,2]	3,834	153,398
Sky Financial Group Inc.	11,266	302,830
South Financial Group Inc. (The)[1]	7,399	222,118
SouthTrust Corp.	35,677	1,554,447
Southwest Bancorp of Texas Inc.[1]	6,968	163,330
State Street Corp.	36,043	1,623,737
Sterling Bancshares Inc.[1]	4,848	68,696
SunTrust Banks Inc.	36,804	2,590,266
Susquehanna Bancshares Inc.[1]	5,039	125,320
Synovus Financial Corp.	27,546	748,976
TCF Financial Corp.[1]	14,137	445,598
Texas Regional Bancshares Inc. Class A1	4,806	153,456
TrustCo Bank Corp. NY1	7,958	106,558
Trustmark Corp.[1]	5,444	171,649
U.S. Bancorp	201,292	5,758,964
UCBH Holdings Inc.[1]	4,847	208,857
UnionBanCal Corp.	5,314	322,826
United Bancshares Inc.[1]	4,375	160,431
Valley National Bancorp[1]	10,668	302,545
W Holding Co. Inc.	8,640	172,714
Wachovia Corp.	140,240	6,901,210
Wells Fargo & Co.	180,716	10,792,360
Westamerica Bancorp[1]	3,372	192,845
Whitney Holding Corp.[1]	4,337	189,137
Wilmington Trust Corp.[1]	7,033	243,060
Zions Bancorporation	9,543	631,460

		86,666,293

28	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
COMMERCIAL SERVICES – 0.14%
Alliance Data Systems Corp.[1,2]	4,917	$207,891
MoneyGram International Inc.[1]	9,497	176,644

		384,535

COMPUTERS – 0.07%
BISYS Group Inc. (The)[1,2]	12,972	189,391

		189,391

DIVERSIFIED FINANCIAL SERVICES – 34.77%
Affiliated Managers Group Inc.[1,2]	3,054	170,535
American Express Co.	120,350	6,386,975
AmeriCredit Corp.[1,2]	16,691	323,805
Ameritrade Holding Corp.[2]	30,712	399,870
Bear Stearns Companies Inc. (The)	11,063	1,048,219
Capital One Financial Corp.	25,691	1,894,968
CapitalSource Inc.[1,2]	7,037	157,629
Chicago Mercantile Exchange Holdings Inc.[1]	3,008	528,596
CIT Group Inc.[1]	22,638	914,575
Citigroup Inc.	553,726	24,568,823
Countrywide Financial Corp.	60,236	1,923,335
Doral Financial Corp.	9,898	415,518
E*TRADE Financial Corp.[2]	39,039	503,603
Eaton Vance Corp.	6,396	278,994
Edwards (A.G.) Inc.[1]	8,408	304,874
Federal Home Loan Mortgage Corp.	73,760	4,912,416
Federal National Mortgage Association	103,664	7,272,030
Federated Investors Inc. Class B	10,219	296,249
Franklin Resources Inc.	14,975	907,785
Friedman, Billings, Ramsey Group Inc. Class A1	15,147	259,620
Goldman Sachs Group Inc. (The)	44,145	4,342,985
IndyMac Bancorp Inc.	6,596	212,787
Investment Technology Group Inc.[1,2]	5,195	80,003
Janus Capital Group Inc.	25,657	391,269
Jefferies Group Inc.	5,194	208,435
JP Morgan Chase & Co.	381,424	14,722,966
Knight Trading Group Inc.[1,2]	12,747	132,441
LaBranche & Co. Inc.[1,2]	3,187	22,596
Legg Mason Inc.[1]	10,837	690,425
Lehman Brothers Holdings Inc.	29,065	2,387,690
MBNA Corp.	120,863	3,097,719
Merrill Lynch & Co. Inc.	92,231	4,974,940
Morgan Stanley	107,304	5,482,161
Piper Jaffray Companies Inc.[1,2]	2,100	91,833
Providian Financial Corp.[2]	31,225	485,549
Raymond James Financial Inc.[1]	6,276	163,804
Schwab (Charles) Corp. (The)	119,233	1,090,982
SLM Corp.	46,707	2,113,959
SWS Group Inc.	1,480	28,416
T. Rowe Price Group Inc.	13,620	759,587
W.P. Stewart & Co. Ltd.[1]	2,260	45,652
Waddell & Reed Financial Inc. Class A1	8,712	183,039

		95,177,657

HOLDING COMPANIES - DIVERSIFIED – 0.11%
Leucadia National Corp.[1]	4,956	293,147

		293,147

INSURANCE – 20.17%
ACE Ltd.	30,392	1,156,720
AFLAC Inc.	54,331	1,949,396
Allmerica Financial Corp.[2]	5,737	172,684
Allstate Corp. (The)	74,138	3,565,296
Ambac Financial Group Inc.	11,578	903,779
American Financial Group Inc.[1]	4,017	118,903
American International Group Inc.	245,064	14,877,835
American National Insurance Co.[1]	1,691	177,775
AmerUs Group Co.[1]	4,175	174,432
AON Corp.	27,804	567,480
Axis Capital Holdings Ltd.	12,905	323,399
Berkley (W.R.) Corp.	7,752	331,321
Brown & Brown Inc.[1]	5,966	249,140
Chubb Corp.	20,417	1,472,678
Cincinnati Financial Corp.[1]	16,836	702,903
CNA Financial Corp.[2]	3,543	84,678
Commerce Group Inc.	3,243	164,128
Conseco Inc.[1,2]	16,220	271,847
Delphi Financial Group Inc. Class A	2,869	117,256
Endurance Specialty Holdings Ltd.	4,661	154,512
Erie Indemnity Co. Class A	3,146	157,678
Everest Re Group Ltd.	5,966	473,521
Fidelity National Financial Inc.	17,155	647,430
First American Corp.	8,404	262,121
Gallagher (Arthur J.) & Co.	9,831	276,251
Hartford Financial Services Group Inc.	31,216	1,825,512
HCC Insurance Holdings Inc.	6,972	207,068

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
Hilb, Rogal & Hobbs Co.[1]	3,319	$105,212
Horace Mann Educators Corp.	4,498	76,466
IPC Holdings Ltd.[1]	3,864	156,337
Jefferson-Pilot Corp.	15,158	731,980
Lincoln National Corp.	18,907	828,127
Loews Corp.	13,379	801,402
Markel Corp.[1,2]	981	311,958
Marsh & McLennan Companies Inc.	52,832	1,461,333
MBIA Inc.	15,365	889,019
Mercury General Corp.	2,870	147,604
MetLife Inc.	44,873	1,720,880
MGIC Investment Corp.	10,546	678,213
Montpelier Re Holdings Ltd.	5,186	193,282
Nationwide Financial Services Inc.	5,971	206,597
Ohio Casualty Corp.[1,2]	6,715	140,209
Old Republic International Corp.	18,319	427,749
PartnerRe Ltd.	5,756	334,711
Philadelphia Consolidated Holding Corp.[2]	1,954	113,293
Phoenix Companies Inc.[1]	9,589	101,164
Platinum Underwriters Holdings Ltd.	2,820	82,485
PMI Group Inc. (The)	10,273	398,798
Presidential Life Corp.[1]	2,166	34,613
Principal Financial Group Inc.	33,627	1,269,756
Progressive Corp. (The)	20,293	1,898,410
Protective Life Corp.	6,791	266,886
Prudential Financial Inc.	55,540	2,580,944
Radian Group Inc.	9,915	475,226
Reinsurance Group of America Inc.[1]	3,559	153,322
RenaissanceRe Holdings Ltd.[1]	7,157	335,091
SAFECO Corp.[1]	14,846	686,479
Selective Insurance Group Inc.[1]	3,015	117,826
St. Paul Travelers Companies Inc.	71,635	2,432,725
StanCorp Financial Group Inc.	3,074	231,718
Torchmark Corp.	11,799	637,382
Transatlantic Holdings Inc.[1]	2,845	165,721
Unitrin Inc.	4,751	205,148
UNUMProvident Corp.[1]	28,388	387,780
White Mountains Insurance Group Ltd.[1]	791	403,568
Willis Group Holdings Ltd.	15,764	566,716
XL Capital Ltd. Class A1	14,810	1,073,725

		55,215,598

INTERNET – 0.02%
NetBank Inc.[1]	5,017	46,558

		46,558

REAL ESTATE – 0.19%
LNR Property Corp.	2,173	135,899
St. Joe Co. (The)	7,530	383,277

		519,176

REAL ESTATE INVESTMENT TRUSTS – 9.06%
Alexandria Real Estate Equities Inc.[1]	2,035	134,412
AMB Property Corp.	8,778	329,175
American Financial Realty Trust[1]	11,617	170,770
Annaly Mortgage Management Inc.[1]	12,803	230,198
Apartment Investment & Management Co. Class A	10,086	370,055
Archstone-Smith Trust	20,981	703,913
Arden Realty Group Inc.	6,931	236,208
AvalonBay Communities Inc.[1]	7,742	506,869
Boston Properties Inc.[1]	11,642	695,260
Brandywine Realty Trust	5,761	169,489
BRE Properties Inc. Class A	5,385	214,862
Camden Property Trust	4,291	194,811
Capital Automotive REIT[1]	3,943	127,201
CarrAmerica Realty Corp.	5,800	186,934
Catellus Development Corp.	9,303	268,299
CBL & Associates Properties Inc.[1]	3,173	207,990
CenterPoint Properties Trust	5,234	242,334
Colonial Properties Trust[1]	2,931	114,250
Cousins Properties Inc.[1]	4,139	154,054
Crescent Real Estate Equities Co.	10,689	171,131
CRT Properties Inc.	2,774	61,472
Developers Diversified Realty Corp.	11,014	460,385
Duke Realty Corp.	15,251	520,059
Equity Inns Inc.	5,652	53,694
Equity Office Properties Trust	43,156	1,213,547
Equity Residential	30,012	1,000,900
Essex Property Trust Inc.	2,244	176,064
Federal Realty Investment Trust	5,566	264,107
FelCor Lodging Trust Inc.[2]	4,813	55,927
First Industrial Realty Trust Inc.[1]	4,345	167,717
Gables Residential Trust[1]	3,205	116,983
General Growth Properties Inc.	23,496	775,133

30	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
General Growth Properties Inc. Warrants (Expiring 11/9/04)[3]	2,350	$—
Glenborough Realty Trust Inc.[1]	3,505	73,605
Health Care Property Investors Inc.	14,156	393,961
Health Care REIT Inc.	5,451	196,236
Healthcare Realty Trust Inc.[1]	5,058	204,090
Highwoods Properties Inc.[1]	5,749	142,633
Home Properties Inc.	3,583	147,440
Hospitality Properties Trust[1]	6,622	283,753
Host Marriott Corp.[2]	34,381	500,244
HRPT Properties Trust	18,951	212,062
Impac Mortgage Holdings Inc.	6,772	153,115
iStar Financial Inc.	11,977	496,087
Kilroy Realty Corp.[1]	3,040	120,840
Kimco Realty Corp.	10,072	549,428
Liberty Property Trust	9,085	368,397
Macerich Co. (The)	6,354	379,652
Mack-Cali Realty Corp.	6,421	283,616
Manufactured Home Communities Inc.[1]	2,214	76,361
Meristar Hospitality Corp.[2]	9,861	57,588
Mills Corp.[1]	5,758	319,281
Nationwide Health Properties Inc.	6,987	157,697
New Century Financial Corp.[1]	5,083	280,327
New Plan Excel Realty Trust Inc.[1]	11,060	289,330
Novastar Financial Inc.[1]	2,597	112,398
Pan Pacific Retail Properties Inc.	4,361	247,051
Pennsylvania Real Estate Investment Trust	3,655	148,210
Plum Creek Timber Co. Inc.	19,517	708,272
Post Properties Inc.	4,167	133,719
Prentiss Properties Trust	4,251	152,951
ProLogis	19,492	759,798
Public Storage Inc.	9,356	488,850
Rayonier Inc.	5,256	249,134
Realty Income Corp.[1]	4,181	200,646
Reckson Associates Realty Corp.	7,515	228,080
Redwood Trust Inc.	2,292	137,887
Regency Centers Corp.	6,535	319,300
Rouse Co. (The)	11,037	736,168
Shurgard Storage Centers Inc. Class A	4,852	192,624
Simon Property Group Inc.	23,699	1,382,126
SL Green Realty Corp.	4,136	226,736
Taubman Centers Inc.	5,104	146,485
Thornburg Mortgage Inc.[1]	8,985	256,701
Trizec Properties Inc.[1]	9,588	152,929
United Dominion Realty Trust Inc.[1]	13,692	288,627
Ventas Inc.	8,911	239,706
Vornado Realty Trust	12,622	848,198
Washington Real Estate Investment Trust[1]	4,536	142,657
Weingarten Realty Investors	8,506	307,577

		24,786,776

SAVINGS & LOANS – 3.49%
Anchor BanCorp Wisconsin Inc.[1]	2,260	58,624
Astoria Financial Corp.	7,373	288,211
Commercial Federal Corp.[1]	4,298	119,527
Dime Community Bancshares	3,699	59,406
Downey Financial Corp.	2,216	122,456
First Niagara Financial Group Inc.[1]	8,523	118,811
FirstFed Financial Corp.[1,2]	1,609	82,703
Golden West Financial Corp.	16,370	1,913,980
Harbor Florida Bancshares Inc.[1]	2,254	72,218
Hudson City Bancorp Inc.[1]	7,339	268,167
Independence Community Bank Corp.	8,480	319,102
MAF Bancorp Inc.[1]	3,508	150,388
New York Community Bancorp Inc.[1]	25,598	469,979
OceanFirst Financial Corp.[1]	1,032	24,603
People’s Bank[1]	10,064	377,299
PFF Bancorp Inc.	1,672	65,960
Provident Financial Services Inc.[1]	8,323	149,821
Sovereign Bancorp Inc.	36,641	793,278
Washington Federal Inc.	8,384	213,960
Washington Mutual Inc.	93,345	3,613,385
Webster Financial Corp.	5,635	269,353

		9,551,231

SOFTWARE – 0.14%
Safeguard Scientifics Inc.[2]	13,125	21,919
SEI Investments Co.[1]	7,359	264,850
Total System Services Inc.	4,025	94,990

		381,759

TOTAL COMMON STOCKS (Cost: $247,938,751)		273,212,121

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
SHORT-TERM INVESTMENTS – 7.34%

COMMERCIAL PAPER – 1.25%
Amsterdam Funding Corp.
1.79%, 11/08/04[4]	$99,558	$99,524
Aspen Funding Corp.
1.85%, 11/01/04[4]	380,976	380,976
Barton Capital Corp.
1.78%, 11/04/04[4]	114,695	114,678
1.79%, 11/08/04[4]	104,186	104,149
CRC Funding LLC
1.78%, 11/09/04[4]	66,372	66,346
Delaware Funding Corp.
1.78%, 11/10/04[4]	73,009	72,977
Edison Asset Securitization
1.45%, 11/09/04[4]	132,744	132,701
1.59%, 12/02/04[4]	132,744	132,562
Eureka Securitization Inc.
1.79%, 11/01/04[4]	56,396	56,396
Ford Credit Auto Receivables
1.85%, 01/14/05[4]	66,372	66,120
Grampian Funding LLC
1.59%, 11/30/04[4]	66,372	66,287
Liberty Street Funding Corp.
1.80%, 11/12/04[4]	33,186	33,168
Nationwide Building Society
1.63%, 12/09/04[4]	110,178	109,988
Polonius Inc.
1.79%, 11/12/04[4]	66,372	66,336
Prudential Funding LLC
1.60%, 12/01/04[4]	66,372	66,284
1.85%, 11/01/04[4]	331,861	331,861
Ranger Funding Co. LLC
1.79%, 11/01/04[4]	76,100	76,100
Scaldis Capital LLC
1.78%, 11/08/04[4]	298,675	298,571
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[4]	77,649	77,606
UBS Finance (Delaware)
1.11%, 12/17/04[4]	199,116	198,834
1.85%, 11/01/04[4]	663,721	663,721
Windmill Funding Corp.
1.79%, 11/02/04[4]	19,912	19,911
1.79%, 11/03/04[4]	79,647	79,639
1.79%, 11/08/04[4]	96,638	96,604

		3,411,339

FLOATING RATE NOTES – 2.22%
American Express Credit Corp.
1.95%, 10/26/05[4]	132,744	132,815
Bank of Nova Scotia
1.85%, 09/26/05[4]	33,186	33,173
Beta Finance Inc.
1.78%, 05/04/054,[5]	79,647	79,639
1.89%, 09/23/05[4,5]	119,470	119,427
1.89%, 09/27/05[4,5]	106,195	106,157
1.91%, 03/15/05[4,5]	66,372	66,392
2.04%, 10/27/05[4,5]	126,107	126,244
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[4]	199,116	199,060
1.90%, 10/31/05[4]	132,744	132,710
CC USA Inc.
1.78%, 05/04/05[4,5]	132,744	132,731
2.06%, 07/29/05[4,5]	132,744	132,715
Den Danske Bank NY
1.79%, 08/12/05[4]	132,744	132,713
1.87%, 08/26/05[4]	132,744	132,712
2.00%, 10/17/05[4]	132,744	132,706
Depfa Bank PLC
1.86%, 09/15/05[4]	132,744	132,744
Dorada Finance Inc.
2.06%, 07/29/054,[5]	110,178	110,153
Five Finance Inc.
1.91%, 04/29/05[4,5]	106,195	106,190
HBOS Treasury Services PLC
1.96%, 04/22/05[4]	132,744	132,744
K2 USA LLC
1.81%, 09/12/05[4,5]	132,744	132,721
1.82%, 06/10/05[4,5]	132,744	132,734
1.89%, 10/20/05[4,5]	132,744	132,749
2.05%, 07/25/05[4,5]	66,372	66,362
Links Finance LLC
1.82%, 04/15/05[4,5]	132,744	132,732

32	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
2.12%, 04/25/05[4]	$132,744	$132,786
National City Bank (Ohio)
1.79%, 08/09/05[4]	132,744	132,714
1.85%, 06/10/05[4]	66,372	66,385
1.86%, 06/23/05[4]	132,744	132,719
Nationwide Building Society
1.96%, 10/28/05[4,5]	225,665	225,694
Norddeutsche Landesbank
2.04%, 07/27/05[4]	132,744	132,710
Northern Rock PLC
1.90%, 10/25/05[4,5]	265,488	265,488
2.02%, 01/13/05[4,5]	126,107	126,107
Permanent Financing PLC
1.81%, 03/10/05[4]	132,744	132,744
1.82%, 12/10/04[4]	66,372	66,372
1.84%, 06/10/05[4]	59,735	59,735
Sigma Finance Inc.
1.84%, 11/15/04[4]	132,744	132,744
1.86%, 08/17/05[4]	66,372	66,377
1.86%, 09/15/05[4]	165,930	165,944
Tango Finance Corp.
1.66%, 05/17/05[4,5]	110,178	110,175
1.70%, 02/25/05[4,5]	74,337	74,332
1.80%, 04/07/05[4,5]	48,717	48,715
1.83%, 01/18/05[4,5]	58,407	58,406
1.84%, 09/15/05[4,5]	116,815	116,799
1.90%, 07/25/05[4,5]	132,744	132,735
WhistleJacket Capital LLC
1.83%, 07/15/05[4,5]	99,558	99,544
1.83%, 09/15/05[4]	99,558	99,541
1.83%, 10/14/05[4,5]	66,372	66,366
1.84%, 06/15/05[4,5]	66,372	66,363
White Pine Finance LLC
1.68%, 05/20/05[4]	59,735	59,732
1.80%, 07/05/05[4]	66,372	66,362
1.82%, 04/15/05[4,5]	99,558	99,549
1.83%, 11/15/04[4,5]	79,647	79,647
1.84%, 06/15/05[4,5]	54,425	54,425
1.89%, 03/29/05[4]	57,080	57,075
1.90%, 08/26/05[4,5]	66,372	66,361
2.02%, 07/11/05[4]	33,186	33,183

Security	Shares or Principal	Value
Winston Funding Ltd.
2.16%, 01/23/05[4,5]	$94,779	$94,779

		6,060,931

MEDIUM-TERM NOTES – 0.15%
CC USA Inc.
1.29%, 04/15/05[4,5]	132,744	132,738
1.51%, 02/15/05[4,5]	86,284	86,323
Dorada Finance Inc.
1.48%, 01/18/05[4,5]	99,558	99,557
K2 USA LLC
1.46%, 01/12/05[4,5]	66,372	66,371
WhistleJacket Capital LLC
1.32%, 02/04/05[4,5]	33,186	33,184

		418,173

MONEY MARKET FUNDS – 1.53%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,6]	530,977	530,977
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,6]	2,123,325	2,123,325
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,6]	1,460,186	1,460,186
BlackRock Temp Cash Money Market Fund[4]	29,752	29,752
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	54,175	54,175

		4,198,415

REPURCHASE AGREEMENTS – 1.16%
Banc of America Securities LLC
1.86%, 11/01/04[4,7]	530,977	530,977
Bank of America N.A.
1.86%, 11/01/04[4,7]	1,327,442	1,327,442
Goldman Sachs & Co.
1.86%, 11/01/04[4,7]	1,327,442	1,327,442

		3,185,861

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
TIME DEPOSITS – 0.85%
Abbey National Treasury Services PLC
1.25%, 01/06/05[4]	$132,742	$132,742
1.33%, 02/10/05[4]	66,372	66,369
1.39%, 02/02/05[4]	66,372	66,370
1.39%, 04/08/05[4]	92,921	92,915
Bank of New York
1.39%, 11/01/04[4]	132,744	132,744
1.60%, 12/03/04[4]	33,186	33,185
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[4]	33,186	33,187
HBOS Treasury Services PLC
1.24%, 04/01/05[4]	84,956	84,953
Key Bank N.A.
1.81%, 11/01/04[4]	172,567	172,567
National City Bank (Ohio)
1.25%, 01/06/05[4]	132,744	132,746
Nordea Bank PLC
2.11%, 06/07/05[4]	132,744	132,728
Rabobank Nederland NV NY
1.85%, 11/01/04[4]	265,488	265,488
Toronto-Dominion Bank
1.22%, 03/23/05[4]	232,302	232,287
1.34%, 02/10/05[4]	53,098	53,095
1.41%, 11/01/04[4]	99,558	99,558
1.77%, 05/10/05[4]	66,372	66,369
1.90%, 05/11/05[4]	66,372	66,369
World Savings Bank FSB
1.76%, 11/12/04[4]	471,242	471,239

		2,334,911

U.S. GOVERNMENT AGENCY NOTES – 0.18%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[4]	92,921	93,056
1.80%, 01/18/05[4]	61,726	61,485
1.80%, 01/19/05[4]	66,372	66,110
2.06%, 05/31/05[4]	66,177	65,378
Federal National Mortgage Association
2.33%, 07/22/05[4]	199,116	195,734

		481,763

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,091,393)		20,091,393

TOTAL INVESTMENTS IN SECURITIES – 107.17% (Cost: $268,030,144)		293,303,514

Other Assets, Less Liabilities – (7.17%)		(19,621,977)

NET ASSETS – 100.00%		$273,681,537

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Diversified Financial Services	$95,177,657	34.77%
Banks	86,666,293	31.67
Insurance	55,215,598	20.17
Real Estate Investment Trusts	24,786,776	9.06
Savings & Loans	9,551,231	3.49
Real Estate	519,176	0.19
Commercial Services	384,535	0.14
Software	381,759	0.14
Holding Companies - Diversified	293,147	0.11
Computers	189,391	0.07
Internet	46,558	0.02
Short-Term and Other Net Assets	469,416	0.17

TOTAL	$273,681,537	100.00%

See notes to financial statements.

34	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.97%

ADVERTISING – 0.18%
Getty Images Inc.[1,2]	7,128	$421,479

		421,479

AEROSPACE & DEFENSE – 11.74%
AAR Corp.[1,2]	5,263	61,840
Alliant Techsystems Inc.[1]	6,455	371,098
Boeing Co. (The)	120,585	6,017,191
Curtiss-Wright Corp. Class B	105	5,486
Engineered Support Systems Inc.	2,872	137,971
Esterline Technologies Corp.[1,2]	3,450	109,020
General Dynamics Corp.	28,170	2,876,720
Goodrich (B.F.) Co.	15,529	478,759
L-3 Communications Holdings Inc.	14,974	987,236
Lockheed Martin Corp.	58,658	3,231,469
Northrop Grumman Corp.	54,089	2,799,106
Raytheon Co.	66,904	2,440,658
Rockwell Collins Inc.	17,490	620,370
Titan Corp. (The)[1]	14,212	210,906
United Technologies Corp.	81,300	7,546,266

		27,894,096

AUTO MANUFACTURERS – 1.07%
Navistar International Corp.[1]	10,016	346,053
Oshkosh Truck Corp.[2]	4,190	246,791
PACCAR Inc.	27,038	1,874,004
Wabash National Corp.[1]	3,302	81,163

		2,548,011

BIOTECHNOLOGY – 0.16%
Millipore Corp.[1]	8,177	376,060

		376,060

BUILDING MATERIALS – 2.41%
American Standard Companies Inc.[1]	30,089	1,100,355
Eagle Materials Inc. Class B	472	31,539
ElkCorp	2,379	66,969
Florida Rock Industries Inc.	2,616	135,116
Lafarge North America Inc.	4,813	235,837
Martin Marietta Materials Inc.	8,197	373,209
Masco Corp.	75,349	2,581,457
Texas Industries Inc.[2]	3,372	171,736
USG Corp.[1,2]	2,342	52,437
Vulcan Materials Co.	15,215	757,403
York International Corp.[2]	6,650	211,736

		5,717,794

CHEMICALS – 0.53%
Ashland Inc.	5,640	324,977
Sherwin-Williams Co. (The)[2]	21,858	933,774

		1,258,751

COMMERCIAL SERVICES – 4.95%
Accenture Ltd.[1]	61,745	1,494,846
Arbitron Inc.[1,2]	4,817	174,231
Banta Corp.	4,014	163,290
Bowne & Co. Inc.	5,193	64,549
ChoicePoint Inc.[1]	14,092	586,650
Convergys Corp.[1]	27,589	358,933
Corporate Executive Board Co. (The)[2]	6,291	400,422
Corrections Corp. of America[1]	4,421	153,630
Deluxe Corp.	10,721	408,363
Donnelley (R.R.) & Sons Co.	26,250	825,562
Equifax Inc.[2]	24,378	637,485
Forrester Research Inc.[1]	2,540	39,179
FTI Consulting Inc.[1,2]	1,729	32,436
Hewitt Associates Inc. Class A1	1,818	50,959
Hudson Highland Group Inc.[1,2]	1,578	45,076
Iron Mountain Inc.[1,2]	20,908	691,009
Manpower Inc.	12,779	578,250
Moody’s Corp.	22,011	1,712,676
MPS Group Inc.[1,2]	16,483	173,566
Navigant Consulting Inc.[1]	6,271	155,960
NCO Group Inc.[1,2]	3,932	105,181
Paychex Inc.	55,365	1,815,640
PRG-Schultz International Inc.[1]	6,822	35,338
Quanta Services Inc.[1]	8,815	59,237
Robert Half International Inc.[2]	29,303	777,409
Spherion Corp.[1]	9,432	67,816
TeleTech Holdings Inc.[1,2]	6,656	66,560
Viad Corp.[2]	3,714	79,962

		11,754,215

COMPUTERS – 0.56%
Agilysys Inc.[2]	5,271	90,081
Ceridian Corp.[1]	24,564	423,729
Diebold Inc.	12,092	578,602

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
National Instruments Corp.	8,309	$228,747

		1,321,159

DISTRIBUTION & WHOLESALE – 1.09%
CDW Corp.[2]	8,952	555,293
Grainger (W.W.) Inc.	12,660	741,749
Hughes Supply Inc.	7,309	207,649
Ingram Micro Inc. Class A1	17,007	293,371
SCP Pool Corp.[2]	6,694	195,398
Tech Data Corp.[1,2]	8,944	361,248
United Stationers Inc.[1,2]	5,557	247,286

		2,601,994

ELECTRIC – 0.06%
ALLETE Inc.	4,190	142,376

		142,376

ELECTRICAL COMPONENTS & EQUIPMENT – 2.79%
American Power Conversion Corp.[2]	29,738	573,349
AMETEK Inc.	10,920	359,486
Artesyn Technologies Inc.[1,2]	7,428	72,052
C&D Technologies Inc.	4,381	78,420
Emerson Electric Co.	66,612	4,266,499
GrafTech International Ltd.[1]	11,320	104,823
Hubbell Inc. Class B2	8,274	378,287
Littelfuse Inc.[1]	3,719	121,314
Molex Inc.	9,218	272,576
Molex Inc. Class A	12,342	317,436
Power-One Inc.[1]	10,649	74,756

		6,618,998

ELECTRONICS – 5.60%
Agilent Technologies Inc.[1]	70,794	1,774,098
Amphenol Corp. Class A1	8,214	281,987
Arrow Electronics Inc.[1]	16,733	400,923
Avnet Inc.[1]	20,029	339,692
AVX Corp.[2]	9,087	109,044
Benchmark Electronics Inc.[1]	6,015	204,330
Checkpoint Systems Inc.[1,2]	5,266	90,049
Coherent Inc.[1,2]	4,654	112,301
CTS Corp.[2]	5,550	73,315
Dionex Corp.[1,2]	3,547	198,632
Electro Scientific Industries Inc.[1]	4,563	77,388
Flextronics International Ltd.[1]	78,001	939,912
FLIR Systems Inc.[1,2]	4,361	232,049
Garmin Ltd.[2]	7,685	384,250
Jabil Circuit Inc.[1]	27,102	658,850
KEMET Corp.[1,2]	14,828	115,065
Methode Electronics Inc.[2]	4,629	62,167
Mettler Toledo International Inc.[1,2]	1,006	48,187
Orbotech Ltd.[1]	5,200	87,932
Park Electrochemical Corp.[2]	2,830	59,458
Parker Hannifin Corp.	19,637	1,386,961
PerkinElmer Inc.	21,488	441,364
Photon Dynamics Inc.[1,2]	2,833	51,844
Plexus Corp.[1,2]	7,197	89,171
Sanmina-SCI Corp.[1]	88,009	704,072
Solectron Corp.[1]	138,975	725,449
Symbol Technologies Inc.	37,644	552,990
Technitrol Inc.[1]	6,285	102,571
Tektronix Inc.	15,462	468,962
Thermo Electron Corp.[1]	28,929	838,941
Thomas & Betts Corp.	9,828	278,526
Varian Inc.[1]	5,471	199,582
Vishay Intertechnology Inc.[1,2]	24,285	314,005
Waters Corp.[1]	21,929	905,448

		13,309,515

ENERGY - ALTERNATE SOURCES – 0.05%
FuelCell Energy Inc.[1,2]	10,430	128,654

		128,654

ENGINEERING & CONSTRUCTION – 0.68%
Dycom Industries Inc.[1]	8,181	267,110
EMCOR Group Inc.[1,2]	2,446	96,788
Fluor Corp.[2]	13,390	621,832
Granite Construction Inc.[2]	5,648	137,133
Insituform Technologies Inc. Class A1,2	4,266	84,552
Jacobs Engineering Group Inc.[1]	8,036	327,306
Shaw Group Inc. (The)[1,2]	6,545	79,784

		1,614,505

ENVIRONMENTAL CONTROL – 1.86%
Allied Waste Industries Inc.[1]	34,172	278,844
Ionics Inc.[1,2]	2,560	72,960
Republic Services Inc.	27,763	855,100
Stericycle Inc.[1,2]	6,026	273,159
Tetra Tech Inc.[1,2]	8,922	117,235

36	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
Waste Connections Inc.[1,2]	6,193	$195,203
Waste Management Inc.	92,134	2,623,976

		4,416,477

FOREST PRODUCTS & PAPER – 0.21%
Temple-Inland Inc.	8,387	495,839

		495,839

HAND & MACHINE TOOLS – 0.14%
Kennametal Inc.[2]	5,122	238,327
Regal-Beloit Corp.[2]	4,093	95,776

		334,103

HEALTH CARE - PRODUCTS – 0.01%
Bioveris Corp.[1,2]	2,433	15,681

		15,681

HOME BUILDERS – 0.03%
Monaco Coach Corp.[2]	4,362	77,426

		77,426

HOUSEWARES – 0.08%
Toro Co.[2]	2,710	184,958

		184,958

INTERNET – 0.32%
CheckFree Corp.[1,2]	11,203	347,293
Monster Worldwide Inc.[1,2]	15,114	423,948

		771,241

LEISURE TIME – 0.22%
Sabre Holdings Corp.	24,310	522,908

		522,908

MACHINERY – 4.56%
AGCO Corp.[1]	12,688	246,401
Albany International Corp. Class A2	4,287	128,696
Astec Industries Inc.[1]	1,182	17,127
Briggs & Stratton Corp.	3,540	254,207
Caterpillar Inc.	55,134	4,440,492
Cognex Corp.[2]	6,542	167,475
Cummins Inc.[2]	5,630	394,550
Deere & Co.	39,901	2,385,282
Flowserve Corp.[1]	9,293	200,543
Graco Inc.	11,481	394,946
Joy Global Inc.	5,210	176,046
Manitowoc Co. Inc. (The)[2]	4,030	142,259
Nordson Corp.[2]	4,380	153,388
Presstek Inc.[1]	3,253	32,888
Rockwell Automation Inc.	29,674	1,237,109
Stewart & Stevenson Services Inc.	4,446	75,582
Terex Corp.[1,2]	7,586	288,268
Unova Inc.[1,2]	5,523	84,778

		10,820,037

MANUFACTURING – 41.14%
Actuant Corp. Class A1,2	1,601	63,512
Acuity Brands Inc.[2]	7,178	190,432
AptarGroup Inc.	5,833	273,684
Brink’s Co. (The)	9,188	294,935
Carlisle Companies Inc.	4,673	271,641
Cooper Industries Ltd.[2]	15,634	999,013
Crane Co.	8,877	247,402
Danaher Corp.	37,523	2,068,643
Donaldson Co. Inc.[2]	13,462	399,821
Dover Corp.	34,261	1,345,429
Eaton Corp.	23,410	1,497,070
General Electric Co.	1,632,114	55,687,730
Harsco Corp.	6,746	326,844
Honeywell International Inc.	125,642	4,231,623
Illinois Tool Works Inc.	43,253	3,991,387
Ingersoll-Rand Co. Class A	28,188	1,929,187
ITT Industries Inc.	15,182	1,231,867
Jacuzzi Brands Inc.[1,2]	12,744	110,236
Pall Corp.	20,735	536,207
Pentair Inc.	16,406	613,256
Roper Industries Inc.[2]	5,197	320,447
SPX Corp.[2]	13,540	519,259
Teleflex Inc.[2]	5,813	254,551
Textron Inc.	21,575	1,470,336
3M Co.	112,900	8,757,653
Trinity Industries Inc.[2]	7,454	232,267
Tyco International Ltd.	315,622	9,831,625

		97,696,057

METAL FABRICATE & HARDWARE – 0.42%
Kaydon Corp.[2]	4,924	145,750
Mueller Industries Inc.	5,552	148,016
Precision Castparts Corp.[2]	8,315	498,900
Timken Co. (The)	8,957	214,968

		1,007,634

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2004

Security	Shares	Value
MINING – 0.18%
Owens-Illinois Inc.[1]	22,554	$417,926

		417,926

PACKAGING & CONTAINERS – 1.73%
Ball Corp.	19,138	762,649
Bemis Co. Inc.	17,834	472,066
Crown Holdings Inc.[1]	21,485	243,855
Packaging Corp. of America[2]	17,664	387,372
Pactiv Corp.[1]	26,565	629,325
Sealed Air Corp.[1]	14,020	694,551
Smurfit-Stone Container Corp.[2]	28,866	501,114
Sonoco Products Co.[2]	16,005	426,533

		4,117,465

RETAIL – 0.25%
Copart Inc.[1]	12,275	228,070
Insight Enterprises Inc.[1,2]	7,575	140,554
MSC Industrial Direct Co. Inc. Class A	6,395	218,325

		586,949

SEMICONDUCTORS – 0.15%
Helix Technology Corp.[2]	4,364	61,271
Integrated Circuit Systems Inc.[1]	9,514	214,541
Veeco Instruments Inc.[1,2]	4,094	79,997

		355,809

SOFTWARE – 5.82%
Acxiom Corp.	14,638	365,950
Automatic Data Processing Inc.	95,321	4,135,978
Certegy Inc.	10,816	382,346
CSG Systems International Inc.[1]	8,566	143,994
Dun & Bradstreet Corp.[1]	11,461	648,234
eFunds Corp.[1]	8,086	159,213
Fair Isaac Corp.	7,969	240,664
First Data Corp.	137,278	5,666,836
Fiserv Inc.[1]	32,033	1,138,453
Global Payments Inc.[2]	4,397	240,780
IMS Health Inc.	29,053	615,343
NDCHealth Corp.[2]	5,744	96,442

		13,834,233

TELECOMMUNICATIONS – 0.11%
Aeroflex Inc.[1]	10,224	113,486
Anaren Inc.[1,2]	2,899	35,498
Audiovox Corp. Class A1	2,831	40,766
Newport Corp.[1,2]	6,457	72,900

		262,650

TEXTILES – 0.43%
Cintas Corp.	20,843	899,167
G&K Services Inc. Class A2	3,178	124,864

		1,024,031

TRANSPORTATION – 10.37%
Alexander & Baldwin Inc.	6,450	236,425
Arkansas Best Corp.[2]	2,354	92,018
Burlington Northern Santa Fe Corp.	60,342	2,522,899
CH Robinson Worldwide Inc.[2]	13,121	707,747
CNF Inc.	8,201	359,040
CSX Corp.	35,349	1,290,239
EGL Inc.[1,2]	6,286	201,026
Expeditors International Washington Inc.[2]	17,393	993,140
FedEx Corp.	46,297	4,218,583
Hunt (J.B.) Transport Services Inc.	7,520	307,267
Kansas City Southern Industries Inc.[1,2]	9,593	162,601
Landstar System Inc.[1,2]	5,276	358,451
Norfolk Southern Corp.	63,935	2,170,593
Overseas Shipholding Group Inc.	4,099	233,438
Ryder System Inc.	9,773	489,627
SCS Transportation Inc.[1]	5,436	98,229
Swift Transportation Co. Inc.[1]	10,088	190,663
Union Pacific Corp.	40,217	2,532,464
United Parcel Service Inc. Class B	85,541	6,773,136
USF Corp.[2]	4,454	159,631
Werner Enterprises Inc.	9,705	205,746
Yellow Roadway Corp.[1]	6,846	328,540

		24,631,503

TRUCKING & LEASING – 0.07%
GATX Corp.[2]	5,837	159,233

		159,233

TOTAL COMMON STOCKS (Cost: $228,757,918)		237,439,767

38	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
CORPORATE BONDS & NOTES – 0.02%

METAL FABRICATE & HARDWARE – 0.02%
Mueller Industries Inc.
6.00%, 11/01/14[3]	$47,192	$46,248

		46,248

TOTAL CORPORATE BONDS & NOTES (Cost: $47,192)		46,248

SHORT-TERM INVESTMENTS – 6.24%

COMMERCIAL PAPER – 1.06%
Amsterdam Funding Corp.
1.79%, 11/08/04[4]	73,560	73,534
Aspen Funding Corp.
1.85%, 11/01/04[4]	281,489	281,489
Barton Capital Corp.
1.78%, 11/04/04[4]	84,744	84,731
1.79%, 11/08/04[4]	76,979	76,952
CRC Funding LLC
1.78%, 11/09/04[4]	49,040	49,020
Delaware Funding Corp.
1.78%, 11/10/04[4]	53,944	53,920
Edison Asset Securitization
1.45%, 11/09/04[4]	98,080	98,048
1.59%, 12/02/04[4]	98,080	97,945
Eureka Securitization Inc.
1.79%, 11/01/04[4]	41,669	41,669
Ford Credit Auto Receivables
1.85%, 01/14/05[4]	49,040	48,853
Grampian Funding LLC
1.59%, 11/30/04[4]	49,040	48,977
Liberty Street Funding Corp.
1.80%, 11/12/04[4]	24,520	24,506
Nationwide Building Society
1.63%, 12/09/04[4]	81,406	81,266
Polonius Inc.
1.79%, 11/12/04[4]	49,040	49,013
Prudential Funding LLC
1.60%, 12/01/04[4]	49,040	48,974
1.85%, 11/01/04[4]	245,199	245,199
Ranger Funding Co. LLC
1.79%, 11/01/04[4]	56,227	56,227
Scaldis Capital LLC
1.78%, 11/08/04[4]	220,679	220,603
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[4]	57,372	57,340
UBS Finance (Delaware)
1.11%, 12/17/04[4]	147,120	146,911
1.85%, 11/01/04[4]	490,399	490,399
Windmill Funding Corp.
1.79%, 11/02/04[4]	14,712	14,711
1.79%, 11/03/04[4]	58,848	58,842
1.79%, 11/08/04[4]	71,402	71,377

		2,520,506

FLOATING RATE NOTES – 1.89%
American Express Credit Corp.
1.95%, 10/26/05[4]	98,080	98,132
Bank of Nova Scotia
1.85%, 09/26/05[4]	24,520	24,510
Beta Finance Inc.
1.78%, 05/04/05[4,5]	58,848	58,842
1.89%, 09/23/05[4,5]	88,272	88,240
1.89%, 09/27/05[4,5]	78,464	78,435
1.91%, 03/15/05[4,5]	49,040	49,054
2.04%, 10/27/05[4,5]	93,176	93,277
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[4]	147,120	147,078
1.90%, 10/31/05[4]	98,080	98,054
CC USA Inc.
1.78%, 05/04/05[4,5]	98,080	98,070
2.06%, 07/29/05[4,5]	98,080	98,058
Den Danske Bank NY
1.79%, 08/12/05[4]	98,080	98,057
1.87%, 08/26/05[4]	98,080	98,056
2.00%, 10/17/05[4]	98,080	98,052
Depfa Bank PLC
1.86%, 09/15/05[4]	98,080	98,080
Dorada Finance Inc.
2.06%, 07/29/05[4,5]	81,406	81,388

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
Five Finance Inc.
1.91%, 04/29/05[4,5]	$78,464	$78,460
HBOS Treasury Services PLC
1.96%, 04/22/05[4]	98,080	98,080
K2 USA LLC
1.81%, 09/12/05[4,5]	98,080	98,063
1.82%, 06/10/05[4,5]	98,080	98,072
1.89%, 10/20/05[4,5]	98,080	98,083
2.05%, 07/25/05[4,5]	49,040	49,033
Links Finance LLC
1.82%, 04/15/05[4,5]	98,080	98,071
2.12%, 04/25/05[4]	98,080	98,110
National City Bank (Ohio)
1.79%, 08/09/05[4]	98,080	98,057
1.85%, 06/10/05[4]	49,040	49,049
1.86%, 06/23/05[4]	98,080	98,061
Nationwide Building Society
1.96%, 10/28/05[4,5]	166,735	166,757
Norddeutsche Landesbank
2.04%, 07/27/05[4]	98,080	98,054
Northern Rock PLC
1.90%, 10/25/05[4,5]	196,159	196,160
2.02%, 01/13/05[4,5]	93,176	93,176
Permanent Financing PLC
1.81%, 03/10/05[4]	98,080	98,080
1.82%, 12/10/04[4]	49,040	49,040
1.84%, 06/10/05[4]	44,136	44,136
Sigma Finance Inc.
1.84%, 11/15/04[4]	98,080	98,079
1.86%, 08/17/05[4]	49,040	49,043
1.86%, 09/15/05[4]	122,600	122,609
Tango Finance Corp.
1.66%, 05/17/05[4,5]	81,406	81,404
1.70%, 02/25/05[4,5]	54,925	54,921
1.80%, 04/07/05[4,5]	35,995	35,994
1.83%, 01/18/05[4,5]	43,155	43,154
1.84%, 09/15/05[4,5]	86,310	86,298
1.90%, 07/25/05[4,5]	98,080	98,073
WhistleJacket Capital LLC
1.83%, 07/15/05[4,5]	73,560	73,549
1.83%, 09/15/05[4]	73,560	73,547

Security	Shares or Principal	Value
1.83%, 10/14/05[4,5]	$49,040	$49,035
1.84%, 06/15/05[4,5]	49,040	49,033
White Pine Finance LLC
1.68%, 05/20/05[4]	44,136	44,133
1.80%, 07/05/05[4]	49,040	49,033
1.82%, 04/15/05[4,5]	73,560	73,553
1.83%, 11/15/04[4,5]	58,848	58,848
1.84%, 06/15/05[4,5]	40,213	40,213
1.89%, 03/29/05[4]	42,174	42,170
1.90%, 08/26/05[4,5]	49,040	49,032
2.02%, 07/11/05[4]	24,520	24,518
Winston Funding Ltd.
2.16%, 01/23/05[4,5]	70,029	70,029

		4,478,193

MEDIUM-TERM NOTES – 0.13%
CC USA Inc.
1.29%, 04/15/05[4,5]	98,080	98,075
1.51%, 02/15/05[4,5]	63,752	63,781
Dorada Finance Inc.
1.48%, 01/18/05[4,5]	73,560	73,559
K2 USA LLC
1.46%, 01/12/05[4,5]	49,040	49,039
WhistleJacket Capital LLC
1.32%, 02/04/05[4,5]	24,520	24,519

		308,973

MONEY MARKET FUNDS – 1.29%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,6]	392,319	392,319
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,6]	1,536,825	1,536,825
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,6]	1,078,877	1,078,877
BlackRock Temp Cash Money Market Fund[4]	21,982	21,982
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	40,028	40,028

		3,070,031

40	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2004

Security	Principal	Value
REPURCHASE AGREEMENTS – 0.99%
Banc of America Securities LLC
1.86%, 11/01/04[4,7]	$392,319	$392,319
Bank of America N.A.
1.86%, 11/01/04[4,7]	980,797	980,797
Goldman Sachs & Co.
1.86%, 11/01/04[4,7]	980,797	980,797

		2,353,913

TIME DEPOSITS – 0.73%
Abbey National Treasury Services PLC
1.25%, 01/06/05[4]	98,080	98,080
1.33%, 02/10/05[4]	49,040	49,038
1.39%, 02/02/05[4]	49,040	49,038
1.39%, 04/08/05[4]	68,656	68,651
Bank of New York
1.39%, 11/01/04[4]	98,080	98,080
1.60%, 12/03/04[4]	24,520	24,519
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[4]	24,520	24,520
HBOS Treasury Services PLC
1.24%, 04/01/05[4]	62,771	62,768
Key Bank N.A.
1.81%, 11/01/04[4]	127,504	127,504
National City Bank (Ohio)
1.25%, 01/06/05[4]	98,080	98,081
Nordea Bank PLC
2.11%, 06/07/05[4]	98,080	98,068
Rabobank Nederland NV NY
1.85%, 11/01/04[4]	196,159	196,160
Toronto-Dominion Bank
1.22%, 03/23/05[4]	171,639	171,628
1.34%, 02/10/05[4]	39,232	39,230
1.41%, 11/01/04[4]	73,560	73,560
1.77%, 05/10/05[4]	49,040	49,038
1.90%, 05/11/05[4]	49,040	49,037
World Savings Bank FSB
1.76%, 11/12/04[4]	348,183	348,180

		1,725,180

U.S. GOVERNMENT AGENCY NOTES – 0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[4]	68,656	68,755
1.80%, 01/18/05[4]	45,607	45,429
1.80%, 01/19/05[4]	49,040	48,846
2.06%, 05/31/05[4]	48,896	48,305
Federal National Mortgage Association
2.33%, 07/22/05[4]	147,120	144,621

		355,956

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,812,752)		14,812,752

TOTAL INVESTMENTS IN SECURITIES – 106.23% (Cost: $243,617,862)		252,298,767

Other Assets, Less Liabilities – (6.23%)		(14,801,869)

NET ASSETS – 100.00%		$237,496,898

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2004

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Manufacturing	$97,696,057	41.14%
Aerospace & Defense	27,894,096	11.74
Transportation	24,631,503	10.37
Software	13,834,233	5.82
Electronics	13,309,515	5.60
Commercial Services	11,754,215	4.95
Machinery	10,820,037	4.56
Electrical Components & Equipment	6,618,998	2.79
Building Materials	5,717,794	2.41
Environmental Control	4,416,477	1.86
Packaging & Containers	4,117,465	1.73
Distribution & Wholesale	2,601,994	1.09
Auto Manufacturers	2,548,011	1.07
Engineering & Construction	1,614,505	0.68
Computers	1,321,159	0.56
Chemicals	1,258,751	0.53
Metal Fabricate & Hardware	1,053,882	0.44
Textiles	1,024,031	0.43
Internet	771,241	0.32
Retail	586,949	0.25
Leisure Time	522,908	0.22
Forest Products & Paper	495,839	0.21
Advertising	421,479	0.18
Mining	417,926	0.18
Biotechnology	376,060	0.16
Semiconductors	355,809	0.15
Hand & Machine Tools	334,103	0.14
Telecommunications	262,650	0.11
Housewares	184,958	0.08
Trucking & Leasing	159,233	0.07
Electric	142,376	0.06
Energy - Alternate Sources	128,654	0.05
Home Builders	77,426	0.03
Health Care - Products	15,681	0.01
Short-Term and Other Net Assets	10,883	0.01

TOTAL	$237,496,898	100.00%

See notes to financial statements.

42	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.82%

BANKS – 44.65%
AMCORE Financial Inc.	1,512	$46,010
AmSouth Bancorp	24,011	633,650
Associated Bancorp[1]	8,159	283,036
BancorpSouth Inc.	4,901	116,595
Bank of America Corp.	275,443	12,337,092
Bank of Hawaii Corp.	3,535	168,796
Bank of New York Co. Inc. (The)	52,598	1,707,331
Banknorth Group Inc.[1]	11,610	409,485
BB&T Corp.	37,554	1,543,845
Cathay General Bancorp	3,342	131,675
Chittenden Corp.	3,123	88,443
Citizens Banking Corp.[1]	2,539	83,152
City National Corp.	3,062	210,972
Colonial BancGroup Inc. (The)	8,985	194,525
Comerica Inc.	10,761	661,909
Commerce Bancorp Inc.[1]	5,343	316,519
Commerce Bancshares Inc.	4,474	219,673
Community First Bankshares Inc.	2,473	79,680
Compass Bancshares Inc.	8,278	395,440
Cullen/Frost Bankers Inc.	3,463	169,687
East West Bancorp Inc.	3,375	135,135
Fifth Third Bancorp	32,084	1,578,212
First BanCorp (Puerto Rico)[1]	2,548	138,942
First Horizon National Corp.	8,335	360,739
First Midwest Bancorp Inc.	3,181	111,049
First National Bankshares of Florida[1]	3,212	79,304
FirstMerit Corp.[1]	4,882	127,567
FNB Corp. (Pennsylvania)[1]	2,897	59,475
Fremont General Corp.[1]	4,470	96,105
Fulton Financial Corp.[1]	8,265	177,367
Greater Bay Bancorp[1]	3,449	107,764
Hibernia Corp. Class A	10,474	303,746
Hudson United Bancorp	3,042	121,072
Huntington Bancshares Inc.	14,657	351,035
Investors Financial Services Corp.[1]	4,497	173,090
KeyCorp	27,571	926,110
M&T Bank Corp.	6,321	651,063
Marshall & Ilsley Corp.	14,029	588,797
Mellon Financial Corp.	28,740	830,586
Mercantile Bankshares Corp.	5,344	260,467
National City Corp.	39,364	1,534,015
North Fork Bancorp Inc.	19,738	870,446
Northern Trust Corp.	13,951	593,476
Old National Bancorp[1]	4,514	111,812
Pacific Capital Bancorp	2,947	93,803
Park National Corp.	737	95,736
PNC Financial Services Group	19,104	999,139
Popular Inc.	16,553	425,743
Provident Bankshares Corp.	2,218	77,031
Regions Financial Corp.	31,253	1,096,355
Republic Bancorp Inc.[1]	4,355	72,772
Silicon Valley Bancshares[1,2]	2,446	97,864
Sky Financial Group Inc.	7,134	191,762
South Financial Group Inc. (The)[1]	4,740	142,295
SouthTrust Corp.	22,515	980,979
Southwest Bancorp of Texas Inc.[1]	4,490	105,246
State Street Corp.[1]	22,786	1,026,509
Sterling Bancshares Inc.[1]	3,044	43,133
SunTrust Banks Inc.	23,294	1,639,432
Susquehanna Bancshares Inc.[1]	3,179	79,062
Synovus Financial Corp.	17,522	476,423
TCF Financial Corp.[1]	8,890	280,213
Texas Regional Bancshares Inc. Class A1	3,103	99,079
TrustCo Bank Corp. NY1	4,939	66,133
Trustmark Corp.	3,449	108,747
U.S. Bancorp	127,228	3,639,993
UCBH Holdings Inc.[1]	3,064	132,028
UnionBanCal Corp.	3,335	202,601
United Bancshares Inc.	2,773	101,686
Valley National Bancorp[1]	6,634	188,140
W Holding Co. Inc.[1]	5,371	107,366
Wachovia Corp.	88,733	4,366,551
Wells Fargo & Co.	114,266	6,823,966
Westamerica Bancorp[1]	2,135	122,101
Whitney Holding Corp.	2,794	121,846
Wilmington Trust Corp.	4,501	155,555
Zions Bancorporation	6,067	401,453

		54,645,631

COMMERCIAL SERVICES – 0.20%
Alliance Data Systems Corp.[2]	3,096	130,899

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2004

Security	Shares	Value
MoneyGram International Inc.	5,973	$111,098

		241,997

COMPUTERS – 0.10%
BISYS Group Inc. (The)[1,2]	8,256	120,538

		120,538

DIVERSIFIED FINANCIAL SERVICES – 49.05%
Affiliated Managers Group Inc.[1,2]	1,983	110,731
American Express Co.	76,074	4,037,247
AmeriCredit Corp.[2]	10,646	206,532
Ameritrade Holding Corp.[2]	19,361	252,080
Bear Stearns Companies Inc. (The)	6,988	662,113
Capital One Financial Corp.[1]	16,243	1,198,084
CapitalSource Inc.[1,2]	4,489	100,554
Chicago Mercantile Exchange Holdings Inc.[1]	1,891	332,305
CIT Group Inc.[1]	14,243	575,417
Citigroup Inc.	350,200	15,538,374
Countrywide Financial Corp.	38,093	1,216,309
Doral Financial Corp.	6,302	264,558
E*TRADE Financial Corp.[2]	24,725	318,952
Eaton Vance Corp.	4,043	176,356
Edwards (A.G.) Inc.	5,331	193,302
Federal Home Loan Mortgage Corp.	46,667	3,108,022
Federal National Mortgage Association[1]	65,532	4,597,070
Federated Investors Inc. Class B	6,544	189,711
Franklin Resources Inc.	9,506	576,254
Goldman Sachs Group Inc. (The)	27,929	2,747,655
IndyMac Bancorp Inc.	4,102	132,331
Investment Technology Group Inc.[2]	3,234	49,804
Janus Capital Group Inc.	16,197	247,004
Jefferies Group Inc.	3,345	134,235
JP Morgan Chase & Co.	241,199	9,310,281
Knight Trading Group Inc.[2]	8,003	83,151
LaBranche & Co. Inc.[1,2]	1,864	13,216
Legg Mason Inc.[1]	6,844	436,031
Lehman Brothers Holdings Inc.	18,379	1,509,835
MBNA Corp.	76,574	1,962,592
Merrill Lynch & Co. Inc.	58,354	3,147,615
Morgan Stanley	67,819	3,464,873
Piper Jaffray Companies Inc.[1,2]	1,281	56,018
Providian Financial Corp.[2]	19,754	307,175
Raymond James Financial Inc.	4,087	106,671
Schwab (Charles) Corp. (The)	75,210	688,171
SLM Corp.	29,534	1,336,709
SWS Group Inc.	875	16,800
T. Rowe Price Group Inc.	8,643	482,020
W.P. Stewart & Co. Ltd.[1]	1,553	31,371
Waddell & Reed Financial Inc. Class A1	5,641	118,517

		60,036,046

INSURANCE – 0.66%
Principal Financial Group Inc.[1]	21,245	802,211

		802,211

INTERNET – 0.02%
NetBank Inc.	3,286	30,494

		30,494

SAVINGS & LOANS – 4.94%
Anchor BanCorp Wisconsin Inc.	1,500	38,910
Astoria Financial Corp.	4,724	184,661
Commercial Federal Corp.[1]	2,727	75,838
Dime Community Bancshares	2,269	36,440
Downey Financial Corp.	1,404	77,585
First Niagara Financial Group Inc.[1]	5,310	74,021
FirstFed Financial Corp.[2]	1,028	52,839
Golden West Financial Corp.	10,350	1,210,122
Harbor Florida Bancshares Inc.[1]	1,438	46,074
Hudson City Bancorp Inc.[1]	4,567	166,878
Independence Community Bank Corp.	5,349	201,283
MAF Bancorp Inc.[1]	2,207	94,614
New York Community Bancorp Inc.[1]	16,244	298,240
OceanFirst Financial Corp.[1]	622	14,828
People’s Bank	6,313	236,674
PFF Bancorp Inc.	1,022	40,318
Provident Financial Services Inc.[1]	5,406	97,308
Sovereign Bancorp Inc.	23,189	502,042
Washington Federal Inc.	5,348	136,481
Washington Mutual Inc.	59,145	2,289,503
Webster Financial Corp.	3,573	170,789

		6,045,448

SOFTWARE – 0.20%
Safeguard Scientifics Inc.[2]	8,342	13,931
SEI Investments Co.	4,667	167,965

44	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Total System Services Inc.	2,583	$60,959

		242,855

TOTAL COMMON STOCKS (Cost: $111,383,395)		122,165,220

SHORT-TERM INVESTMENTS – 8.05%

COMMERCIAL PAPER – 1.37%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$48,696	48,679
Aspen Funding Corp.
1.85%, 11/01/04[3]	186,344	186,344
Barton Capital Corp.
1.78%, 11/04/04[3]	56,100	56,092
1.79%, 11/08/04[3]	50,960	50,942
CRC Funding LLC
1.78%, 11/09/04[3]	32,464	32,451
Delaware Funding Corp.
1.78%, 11/10/04[3]	35,711	35,695
Edison Asset Securitization
1.45%, 11/09/04[3]	64,928	64,907
1.59%, 12/02/04[3]	64,928	64,839
Eureka Securitization Inc.
1.79%, 11/01/04[3]	27,585	27,585
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	32,464	32,341
Grampian Funding LLC
1.59%, 11/30/04[3]	32,464	32,423
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	16,232	16,223
Nationwide Building Society
1.63%, 12/09/04[3]	53,891	53,798
Polonius Inc.
1.79%, 11/12/04[3]	32,464	32,446
Prudential Funding LLC
1.60%, 12/01/04[3]	32,464	32,421
1.85%, 11/01/04[3]	162,321	162,321
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	37,222	37,222
Scaldis Capital LLC
1.78%, 11/08/04[3]	146,089	146,038

Security	Principal	Value
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	$37,980	$37,959
UBS Finance (Delaware)
1.11%, 12/17/04[3]	97,393	97,254
1.85%, 11/01/04[3]	324,642	324,642
Windmill Funding Corp.
1.79%, 11/02/04[3]	9,739	9,739
1.79%, 11/03/04[3]	38,957	38,953
1.79%, 11/08/04[3]	47,268	47,252

		1,668,566

FLOATING RATE NOTES – 2.42%
American Express Credit Corp.
1.95%, 10/26/05[3]	64,928	64,963
Bank of Nova Scotia
1.85%, 09/26/05[3]	16,232	16,226
Beta Finance Inc.
1.78%, 05/04/05[3,4]	38,957	38,954
1.89%, 09/23/05[3,4]	58,436	58,415
1.89%, 09/27/05[3,4]	51,943	51,924
1.91%, 03/15/05[3,4]	32,464	32,474
2.04%, 10/27/05[3,4]	61,682	61,749
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	97,393	97,365
1.90%, 10/31/05[3]	64,928	64,912
CC USA Inc.
1.78%, 05/04/05[3,4]	64,928	64,922
2.06%, 07/29/05[3,4]	64,928	64,914
Den Danske Bank NY
1.79%, 08/12/05[3]	64,928	64,913
1.87%, 08/26/05[3]	64,928	64,912
2.00%, 10/17/05[3]	64,928	64,910
Depfa Bank PLC
1.86%, 09/15/05[3]	64,928	64,928
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	53,891	53,879
Five Finance Inc.
1.91%, 04/29/05[3,4]	51,943	51,940
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	64,928	64,928

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2004

Security	Principal	Value
K2 USA LLC
1.81%, 09/12/05[3,4]	$64,928	$64,917
1.82%, 06/10/05[3,4]	64,928	64,924
1.89%, 10/20/05[3,4]	64,928	64,931
2.05%, 07/25/05[3,4]	32,464	32,459
Links Finance LLC
1.82%, 04/15/05[3,4]	64,928	64,923
2.12%, 04/25/05[3]	64,928	64,949
National City Bank (Ohio)
1.79%, 08/09/05[3]	64,928	64,913
1.85%, 06/10/05[3]	32,464	32,470
1.86%, 06/23/05[3]	64,928	64,916
Nationwide Building Society
1.96%, 10/28/05[3,4]	110,378	110,392
Norddeutsche Landesbank
2.04%, 07/27/05[3]	64,928	64,912
Northern Rock PLC
1.90%, 10/25/05[3,4]	129,857	129,857
2.02%, 01/13/05[3,4]	61,682	61,682
Permanent Financing PLC
1.81%, 03/10/05[3]	64,928	64,928
1.82%, 12/10/04[3]	32,464	32,464
1.84%, 06/10/05[3]	29,218	29,218
Sigma Finance Inc.
1.84%, 11/15/04[3]	64,928	64,928
1.86%, 08/17/05[3]	32,464	32,466
1.86%, 09/15/05[3]	81,160	81,167
Tango Finance Corp.
1.66%, 05/17/05[3,4]	53,891	53,890
1.70%, 02/25/05[3,4]	36,360	36,358
1.80%, 04/07/05[3,4]	23,829	23,828
1.83%, 01/18/05[3,4]	28,568	28,568
1.84%, 09/15/05[3,4]	57,137	57,129
1.90%, 07/25/05[3,4]	64,928	64,924
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	48,696	48,689
1.83%, 09/15/05[3]	48,696	48,688
1.83%, 10/14/05[3,4]	32,464	32,462
1.84%, 06/15/05[3,4]	32,464	32,460
White Pine Finance LLC
1.68%, 05/20/05[3]	29,218	29,216

Security	Shares or Principal	Value
1.80%, 07/05/05[3]	$32,464	$32,460
1.82%, 04/15/05[3,4]	48,696	48,692
1.83%, 11/15/04[3,4]	38,957	38,957
1.84%, 06/15/05[3,4]	26,621	26,621
1.89%, 03/29/05[3]	27,919	27,917
1.90%, 08/26/05[3,4]	32,464	32,459
2.02%, 07/11/05[3]	16,232	16,231
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	46,359	46,359

		2,964,552

MEDIUM-TERM NOTES – 0.17%
CC USA Inc.
1.29%, 04/15/05[3,4]	64,928	64,925
1.51%, 02/15/05[3,4]	42,203	42,223
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	48,696	48,696
K2 USA LLC
1.46%, 01/12/05[3,4]	32,464	32,464
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	16,232	16,231

		204,539

MONEY MARKET FUNDS – 1.70%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	259,714	259,714
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	1,063,022	1,063,022
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	714,212	714,212
BlackRock Temp Cash Money Market Fund[3]	14,552	14,552
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	26,498	26,498

		2,077,998

REPURCHASE AGREEMENTS – 1.27%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	259,714	259,714

46	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2004

Security	Principal	Value
Bank of America N.A.
1.86%, 11/01/04[3,6]	$649,284	$649,284
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	649,284	649,284

		1,558,282

TIME DEPOSITS – 0.93%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	64,923	64,923
1.33%, 02/10/05[3]	32,464	32,463
1.39%, 02/02/05[3]	32,464	32,463
1.39%, 04/08/05[3]	45,450	45,447
Bank of New York
1.39%, 11/01/04[3]	64,928	64,928
1.60%, 12/03/04[3]	16,232	16,231
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	16,232	16,232
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	41,554	41,552
Key Bank N.A
1.81%, 11/01/04[3]	84,407	84,407
National City Bank (Ohio)
1.25%, 01/06/05[3]	64,928	64,929
Nordea Bank PLC
2.11%, 06/07/05[3]	64,928	64,921
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	129,857	129,857
Toronto-Dominion Bank
1.22%, 03/23/05[3]	113,625	113,617
1.34%, 02/10/05[3]	25,971	25,970
1.41%, 11/01/04[3]	48,696	48,696
1.77%, 05/10/05[3]	32,464	32,463
1.90%, 05/11/05[3]	32,464	32,463
World Savings Bank FSB
1.76%, 11/12/04[3]	230,496	230,494

		1,142,056

U.S. GOVERNMENT AGENCY NOTES – 0.19%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	45,450	45,516
1.80%, 01/18/05[3]	30,192	30,074
1.80%, 01/19/05[3]	32,464	32,336
2.06%, 05/31/05[3]	32,369	31,978
Federal National Mortgage Association
2.33%, 07/22/05[3]	97,393	95,738

		235,642

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,851,635)		9,851,635

TOTAL INVESTMENTS IN SECURITIES – 107.87% (Cost: $121,235,030)		132,016,855

OTHER ASSETS, LESS LIABILITIES – (7.87%)		(9,628,230)

NET ASSETS – 100.00%		$122,388,625

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Diversified Financial Services	$60,036,046	49.05%
Banks	54,645,631	44.65
Savings & Loans	6,045,448	4.94
Insurance	802,211	0.66
Software	242,855	0.20
Commercial Services	241,997	0.20
Computers	120,538	0.10
Internet	30,494	0.02
Short-Term and Other Net Assets	223,405	0.18

TOTAL	$122,388,625	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.89%

DIVERSIFIED FINANCIAL SERVICES – 1.03%
Friedman, Billings, Ramsey Group Inc. Class A1	416,865	$7,145,066

		7,145,066

REAL ESTATE – 2.02%
LNR Property Corp.	58,369	3,650,397
St. Joe Co. (The)[1]	205,730	10,471,657

		14,122,054

REAL ESTATE INVESTMENT TRUSTS – 96.84%
Alexandria Real Estate Equities Inc.	56,545	3,734,797
AMB Property Corp.	241,399	9,052,463
American Financial Realty Trust[1]	322,166	4,735,840
Annaly Mortgage Management Inc.[1]	351,547	6,320,815
Apartment Investment & Management Co. Class A	276,360	10,139,648
Archstone-Smith Trust	571,179	19,163,055
Arden Realty Group Inc.	191,304	6,519,640
AvalonBay Communities Inc.	210,044	13,751,581
Boston Properties Inc.[1]	315,919	18,866,683
Brandywine Realty Trust	156,425	4,602,024
BRE Properties Inc. Class A1	146,318	5,838,088
Camden Property Trust[1]	116,554	5,291,552
Capital Automotive REIT[1]	106,684	3,441,626
CarrAmerica Realty Corp.[1]	158,736	5,116,061
Catellus Development Corp.	256,392	7,394,345
CBL & Associates Properties Inc.[1]	85,299	5,591,350
CenterPoint Properties Trust	140,951	6,526,031
Colonial Properties Trust[1]	79,304	3,091,270
Cousins Properties Inc.[1]	114,089	4,246,393
Crescent Real Estate Equities Co.[1]	290,301	4,647,719
CRT Properties Inc.	78,669	1,743,305
Developers Diversified Realty Corp.	298,576	12,480,477
Duke Realty Corp.	415,165	14,157,127
Equity Inns Inc.	146,574	1,392,453
Equity Office Properties Trust	1,176,327	33,078,315
Equity Residential	818,003	27,280,400
Essex Property Trust Inc.[1]	61,175	4,799,791
Federal Realty Investment Trust[1]	151,219	7,175,342
FelCor Lodging Trust Inc.[1,2]	136,998	1,591,917
First Industrial Realty Trust Inc.[1]	120,426	4,648,444
Gables Residential Trust[1]	85,350	3,115,275
General Growth Properties Inc.[1]	638,054	21,049,402
General Growth Properties Inc. Warrants (Expiring 11/9/04)[1,3]	53,341	5
Glenborough Realty Trust Inc.[1]	93,471	1,962,891
Health Care Property Investors Inc.	387,462	10,783,068
Health Care REIT Inc.[1]	150,818	5,429,448
Healthcare Realty Trust Inc.[1]	137,458	5,546,430
Highwoods Properties Inc.[1]	156,324	3,878,398
Home Properties Inc.	97,003	3,991,673
Hospitality Properties Trust[1]	182,336	7,813,098
Host Marriott Corp.[2]	935,737	13,614,973
HRPT Properties Trust	517,723	5,793,320
Impac Mortgage Holdings Inc.[1]	187,044	4,229,065
iStar Financial Inc.	324,577	13,443,979
Kilroy Realty Corp.[1]	82,836	3,292,731
Kimco Realty Corp.	276,031	15,057,491
Liberty Property Trust	247,260	10,026,393
Macerich Co. (The)[1]	172,687	10,318,048
Mack-Cali Realty Corp.	176,794	7,808,991
Manufactured Home Communities Inc.[1]	61,566	2,123,411
Meristar Hospitality Corp.[2]	255,105	1,489,813
Mills Corp.[1]	156,638	8,685,577
Nationwide Health Properties Inc.[1]	193,819	4,374,495
New Century Financial Corp.[1]	138,933	7,662,155
New Plan Excel Realty Trust Inc.[1]	298,575	7,810,722
Novastar Financial Inc.[1]	72,263	3,127,543
Pan Pacific Retail Properties Inc.[1]	118,145	6,692,914
Pennsylvania Real Estate Investment Trust[1]	98,056	3,976,171
Plum Creek Timber Co. Inc.	534,153	19,384,412
Post Properties Inc.[1]	115,914	3,719,680
Prentiss Properties Trust[1]	113,558	4,085,817
ProLogis	530,681	20,685,945
Public Storage Inc.	256,516	13,402,961
Rayonier Inc.[1]	144,962	6,871,199
Realty Income Corp.[1]	115,687	5,551,819
Reckson Associates Realty Corp.[1]	204,241	6,198,714
Redwood Trust Inc.	63,283	3,807,105

48	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Regency Centers Corp.[1]	177,758	$8,685,256
Rouse Co. (The)	300,520	20,044,684
Shurgard Storage Centers Inc. Class A1	134,235	5,329,130
Simon Property Group Inc.	645,348	37,636,695
SL Green Realty Corp.	113,172	6,204,089
Taubman Centers Inc.	136,420	3,915,254
Thornburg Mortgage Inc.[1]	242,447	6,926,711
Trizec Properties Inc.[1]	266,028	4,243,147
United Dominion Realty Trust Inc.	373,550	7,874,434
Ventas Inc.	245,731	6,610,164
Vornado Realty Trust	343,691	23,096,035
Washington Real Estate Investment Trust[1]	121,738	3,828,660
Weingarten Realty Investors	232,014	8,389,626

		676,007,569

TOTAL COMMON STOCKS (Cost: $686,971,176)		697,274,689

SHORT-TERM INVESTMENTS – 16.94%

COMMERCIAL PAPER – 2.89%
Amsterdam Funding Corp.
1.79%, 11/08/04[4]	$587,910	587,705
Aspen Funding Corp.
1.85%, 11/01/04[4]	2,249,734	2,249,734
Barton Capital Corp.
1.78%, 11/04/04[4]	677,295	677,195
1.79%, 11/08/04[4]	615,236	615,022
CRC Funding LLC
1.78%, 11/09/04[4]	391,940	391,785
Delaware Funding Corp.
1.78%, 11/10/04[4]	431,134	430,942
Edison Asset Securitization
1.45%, 11/09/04[4]	783,879	783,627
1.59%, 12/02/04[4]	783,879	782,806
Eureka Securitization Inc.
1.79%, 11/01/04[4]	333,031	333,032
Ford Credit Auto Receivables
1.85%, 01/14/05[4]	391,940	390,449
Grampian Funding LLC
1.59%, 11/30/04[4]	391,940	391,438

Security	Principal	Value
Liberty Street Funding Corp.
1.80%, 11/12/04[4]	$195,970	$195,862
Nationwide Building Society
1.63%, 12/09/04[4]	650,620	649,501
Polonius Inc.
1.79%, 11/12/04[4]	391,940	391,725
Prudential Funding LLC
1.60%, 12/01/04[4]	391,940	391,417
1.85%, 11/01/04[4]	1,959,699	1,959,699
Ranger Funding Co. LLC
1.79%, 11/01/04[4]	449,382	449,382
Scaldis Capital LLC
1.78%, 11/08/04[4]	1,763,729	1,763,118
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[4]	458,530	458,277
UBS Finance (Delaware)
1.11%, 12/17/04[4]	1,175,819	1,174,152
1.85%, 11/01/04[4]	3,919,397	3,919,397
Windmill Funding Corp.
1.79%, 11/02/04[4]	117,582	117,576
1.79%, 11/03/04[4]	470,328	470,281
1.79%, 11/08/04[4]	570,664	570,466

		20,144,588

FLOATING RATE NOTES – 5.13%
American Express Credit Corp.
1.95%, 10/26/05[4]	783,879	784,295
Bank of Nova Scotia
1.85%, 09/26/05[4]	195,970	195,892
Beta Finance Inc.
1.78%, 05/04/05[4,5]	470,328	470,280
1.89%, 09/23/05[4,5]	705,492	705,239
1.89%, 09/27/05[4,5]	627,104	626,877
1.91%, 03/15/05[4,5]	391,940	392,057
2.04%, 10/27/05[4,5]	744,686	745,493
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[4]	1,175,819	1,175,487
1.90%, 10/31/05[4]	783,879	783,677
CC USA Inc.
1.78%, 05/04/05[4,5]	783,879	783,800
2.06%, 07/29/05[4,5]	783,879	783,705

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2004

Security	Principal	Value
Den Danske Bank NY
1.79%, 08/12/05[4]	$783,879	$783,697
1.87%, 08/26/05[4]	783,879	783,687
2.00%, 10/17/05[4]	783,879	783,655
Depfa Bank PLC
1.86%, 09/15/05[4]	783,879	783,879
Dorada Finance Inc.
2.06%, 07/29/05[4,5]	650,620	650,476
Five Finance Inc.
1.91%, 04/29/05[4,5]	627,104	627,073
HBOS Treasury Services PLC
1.96%, 04/22/05[4]	783,879	783,879
K2 USA LLC
1.81%, 09/12/05[4,5]	783,879	783,745
1.82%, 06/10/05[4,5]	783,879	783,821
1.89%, 10/20/05[4,5]	783,879	783,905
2.05%, 07/25/05[4,5]	391,940	391,882
Links Finance LLC
1.82%, 04/15/05[4,5]	783,879	783,809
2.12%, 04/25/05[4]	783,879	784,125
National City Bank (Ohio)
1.79%, 08/09/05[4]	783,879	783,698
1.85%, 06/10/05[4]	391,940	392,014
1.86%, 06/23/05[4]	783,879	783,729
Nationwide Building Society
1.96%, 10/28/054,[5]	1,332,595	1,332,767
Norddeutsche Landesbank
2.04%, 07/27/05[4]	783,879	783,677
Northern Rock PLC
1.90%, 10/25/054,[5]	1,567,759	1,567,759
2.02%, 01/13/054,[5]	744,686	744,686
Permanent Financing PLC
1.81%, 03/10/05[4]	783,879	783,879
1.82%, 12/10/04[4]	391,940	391,940
1.84%, 06/10/05[4]	352,746	352,746
Sigma Finance Inc.
1.84%, 11/15/04[4]	783,879	783,878
1.86%, 08/17/05[4]	391,940	391,967
1.86%, 09/15/05[4]	979,849	979,928
Tango Finance Corp.
1.66%, 05/17/05[4,5]	650,620	650,602

Security	Shares or Principal	Value
1.70%, 02/25/05[4,5]	$438,973	$438,945
1.80%, 04/07/05[4,5]	287,684	287,671
1.83%, 01/18/05[4,5]	344,907	344,900
1.84%, 09/15/05[4,5]	689,814	689,720
1.90%, 07/25/05[4,5]	783,879	783,823
WhistleJacket Capital LLC
1.83%, 07/15/05[4,5]	587,910	587,826
1.83%, 09/15/05[4]	587,910	587,807
1.83%, 10/14/05[4,5]	391,940	391,902
1.84%, 06/15/05[4,5]	391,940	391,884
White Pine Finance LLC
1.68%, 05/20/05[4]	352,746	352,726
1.80%, 07/05/05[4]	391,940	391,882
1.82%, 04/15/05[4,5]	587,910	587,856
1.83%, 11/15/04[4,5]	470,328	470,328
1.84%, 06/15/05[4,5]	321,391	321,391
1.89%, 03/29/05[4]	337,068	337,037
1.90%, 08/26/05[4,5]	391,940	391,876
2.02%, 07/11/05[4]	195,970	195,955
Winston Funding Ltd.
2.16%, 01/23/05[4,5]	559,690	559,690

		35,790,924

MEDIUM-TERM NOTES – 0.35%
CC USA Inc.
1.29%, 04/15/05[4,5]	783,879	783,844
1.51%, 02/15/05[4,5]	509,522	509,752
Dorada Finance Inc.
1.48%, 01/18/05[4,5]	587,910	587,904
K2 USA LLC
1.46%, 01/12/05[4,5]	391,940	391,932
WhistleJacket Capital LLC
1.32%, 02/04/05[4,5]	195,970	195,960

		2,469,392

MONEY MARKET FUNDS – 3.50%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,6]	3,135,518	3,135,518
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,6]	12,179,972	12,179,972

50	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,6]	8,622,674	$8,622,674
BlackRock Temp Cash Money Market Fund[4]	175,689	175,689
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	319,915	319,915

		24,433,768

REPURCHASE AGREEMENTS – 2.69%
Banc of America Securities LLC
1.86%, 11/01/04[4,7]	$3,135,518	3,135,518
Bank of America N.A.
1.86%, 11/01/04[4,7]	7,838,795	7,838,795
Goldman Sachs & Co.
1.86%, 11/01/04[4,7]	7,838,795	7,838,795

		18,813,108

TIME DEPOSITS – 1.97%
Abbey National Treasury Services PLC
1.25%, 01/06/05[4]	783,879	783,879
1.33%, 02/10/05[4]	391,940	391,923
1.39%, 02/02/05[4]	391,940	391,925
1.39%, 04/08/05[4]	548,716	548,680
Bank of New York
1.39%, 11/01/04[4]	783,879	783,880
1.60%, 12/03/04[4]	195,970	195,961
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[4]	195,970	195,971
HBOS Treasury Services PLC
1.24%, 04/01/05[4]	501,683	501,663
Key Bank N.A.
1.81%, 11/01/04[4]	1,019,043	1,019,043
National City Bank (Ohio)
1.25%, 01/06/05[4]	783,879	783,886
Nordea Bank PLC
2.11%, 06/07/05[4]	783,879	783,787
Rabobank Nederland NV NY
1.85%, 11/01/04[4]	1,567,759	1,567,759

Security	Principal	Value
Toronto-Dominion Bank
1.22%, 03/23/05[4]	$1,371,789	$1,371,696
1.34%, 02/10/05[4]	313,552	313,539
1.41%, 11/01/04[4]	587,910	587,910
1.77%, 05/10/05[4]	391,940	391,919
1.90%, 05/11/05[4]	391,940	391,919
World Savings Bank FSB
1.76%, 11/12/04[4]	2,782,772	2,782,752

		13,788,092

U.S. GOVERNMENT AGENCY NOTES – 0.41%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[4]	548,716	549,510
1.80%, 01/18/05[4]	364,504	363,082
1.80%, 01/19/05[4]	391,940	390,392
2.06%, 05/31/05[4]	390,787	386,069
Federal National Mortgage Association
2.33%, 07/22/05[4]	1,175,819	1,155,847

		2,844,900

TOTAL SHORT-TERM INVESTMENTS (Cost: $118,284,772)		118,284,772

TOTAL INVESTMENTS IN SECURITIES – 116.83% (Cost: $805,255,948)		815,559,461

Other Assets, Less Liabilities – (16.83%)		(117,499,805)

NET ASSETS – 100.00%		$698,059,656

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2004

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Real Estate Investment Trusts	$676,007,569	96.84%
Real Estate	14,122,054	2.02
Diversified Financial Services	7,145,066	1.03
Short-Term and Other Net Assets	784,967	0.11

TOTAL	$698,059,656	100.00%

See notes to financial statements.

52	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.93%

REAL ESTATE INVESTMENT TRUSTS – 99.93%
AMB Property Corp.	616,620	$23,123,250
Archstone-Smith Trust	1,461,268	49,025,541
Arden Realty Group Inc.[1]	488,470	16,647,058
AvalonBay Communities Inc.[1]	536,270	35,109,597
Boston Properties Inc.[1]	806,938	48,190,337
CarrAmerica Realty Corp.[1]	405,265	13,061,691
Catellus Development Corp.[1]	768,705	22,169,452
CenterPoint Properties Trust[1]	348,696	16,144,625
Cousins Properties Inc.[1]	365,392	13,599,890
Developers Diversified Realty Corp.[1]	762,604	31,876,847
Duke Realty Corp.[1]	1,060,761	36,171,950
Equity Office Properties Trust	2,927,521	82,321,891
Equity Residential	2,093,968	69,833,833
Essex Property Trust Inc.[1]	171,034	13,419,328
General Growth Properties Inc.[1]	1,630,714	53,797,255
General Growth Properties Inc. Warrants (Expiring 11/9/04)[1,2]	164,743	16
Health Care Property Investors Inc.	991,224	27,585,764
Host Marriott Corp.[1,3]	2,590,531	37,692,226
Kimco Realty Corp.[1]	829,735	45,262,044
Liberty Property Trust	631,793	25,619,206
Macerich Co. (The)[1]	437,245	26,125,389
Pan Pacific Retail Properties Inc.[1]	301,843	17,099,406
ProLogis	1,355,550	52,839,339
Public Storage Inc.[1]	958,994	50,107,437
Reckson Associates Realty Corp.[1]	535,465	16,251,363
Regency Centers Corp.[1]	453,317	22,149,069
Rouse Co. (The)	767,716	51,206,657
Simon Property Group Inc.	1,465,256	85,453,730
SL Green Realty Corp.	288,522	15,816,776
Vornado Realty Trust[1]	937,747	63,016,598
Weingarten Realty Investors[1]	638,683	23,094,777

		1,083,812,342

TOTAL COMMON STOCKS (Cost: $905,756,754)		1,083,812,342

Security	Principal	Value
SHORT-TERM INVESTMENTS – 13.94%

COMMERCIAL PAPER – 2.37%
Amsterdam Funding Corp.
1.79%, 11/08/04[4]	$751,017	$750,756
Aspen Funding Corp.
1.85%, 11/01/04[4]	2,873,892	2,873,892
Barton Capital Corp.
1.78%, 11/04/04[4]	865,202	865,073
1.79%, 11/08/04[4]	785,924	785,651
CRC Funding LLC
1.78%, 11/09/04[4]	500,678	500,480
Delaware Funding Corp.
1.78%, 11/10/04[4]	550,746	550,501
Edison Asset Securitization
1.45%, 11/09/04[4]	1,001,356	1,001,034
1.59%, 12/02/04[4]	1,001,356	999,985
Eureka Securitization Inc.
1.79%, 11/01/04[4]	425,426	425,426
Ford Credit Auto Receivables
1.85%, 01/14/05[4]	500,678	498,775
Grampian Funding LLC
1.59%, 11/30/04[4]	500,678	500,037
Liberty Street Funding Corp.
1.80%, 11/12/04[4]	250,339	250,202
Nationwide Building Society
1.63%, 12/09/04[4]	831,125	829,695
Polonius Inc.
1.79%, 11/12/04[4]	500,678	500,404
Prudential Funding LLC
1.60%, 12/01/04[4]	500,678	500,010
1.85%, 11/01/04[4]	2,503,390	2,503,390
Ranger Funding Co. LLC
1.79%, 11/01/04[4]	574,057	574,057
Scaldis Capital LLC
1.78%, 11/08/04[4]	2,253,051	2,252,271
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[4]	585,743	585,419
UBS Finance (Delaware)
1.11%, 12/17/04[4]	1,502,034	1,499,904
1.85%, 11/01/04[4]	5,006,780	5,006,780

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2004

Security	Principal	Value
Windmill Funding Corp.
1.79%, 11/02/04[4]	$150,203	$150,196
1.79%, 11/03/04[4]	600,814	600,754
1.79%, 11/08/04[4]	728,987	728,735

		25,733,427

FLOATING RATE NOTES – 4.22%
American Express Credit Corp.
1.95%, 10/26/05[4]	1,001,356	1,001,886
Bank of Nova Scotia
1.85%, 09/26/05[4]	250,339	250,239
Beta Finance Inc.
1.78%, 05/04/05[4,5]	600,814	600,754
1.89%, 09/23/05[4,5]	901,220	900,898
1.89%, 09/27/05[4,5]	801,085	800,795
1.91%, 03/15/05[4,5]	500,678	500,827
2.04%, 10/27/05[4,5]	951,288	952,320
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[4]	1,502,034	1,501,610
1.90%, 10/31/05[4]	1,001,356	1,001,097
CC USA Inc.
1.78%, 05/04/05[4,5]	1,001,356	1,001,256
2.06%, 07/29/05[4,5]	1,001,356	1,001,133
Den Danske Bank NY
1.79%, 08/12/05[4]	1,001,356	1,001,122
1.87%, 08/26/05[4]	1,001,356	1,001,111
2.00%, 10/17/05[4]	1,001,356	1,001,069
Depfa Bank PLC
1.86%, 09/15/05[4]	1,001,356	1,001,356
Dorada Finance Inc.
2.06%, 07/29/05[4,5]	831,125	830,941
Five Finance Inc.
1.91%, 04/29/05[4,5]	801,085	801,045
HBOS Treasury Services PLC
1.96%, 04/22/05[4]	1,001,356	1,001,356
K2 USA LLC
1.81%, 09/12/05[4,5]	1,001,356	1,001,184
1.82%, 06/10/05[4,5]	1,001,356	1,001,282
1.89%, 10/20/05[4,5]	1,001,356	1,001,389
2.05%, 07/25/05[4,5]	500,678	500,605
Links Finance LLC
1.82%, 04/15/05[4,5]	1,001,356	1,001,265
2.12%, 04/25/05[4]	1,001,356	1,001,670
National City Bank (Ohio)
1.79%, 08/09/05[4]	1,001,356	1,001,125
1.85%, 06/10/05[4]	500,678	500,773
1.86%, 06/23/05[4]	1,001,356	1,001,163
Nationwide Building Society
1.96%, 10/28/05[4,5]	1,702,305	1,702,524
Norddeutsche Landesbank
2.04%, 07/27/054	1,001,356	1,001,097
Northern Rock PLC
1.90%, 10/25/05[4,5]	2,002,712	2,002,712
2.02%, 01/13/05[4,5]	951,288	951,288
Permanent Financing PLC
1.81%, 03/10/05[4]	1,001,356	1,001,356
1.82%, 12/10/04[4]	500,678	500,678
1.84%, 06/10/05[4]	450,610	450,610
Sigma Finance Inc.
1.84%, 11/15/04[4]	1,001,356	1,001,353
1.86%, 08/17/05[4]	500,678	500,713
1.86%, 09/15/05[4]	1,251,695	1,251,795
Tango Finance Corp.
1.66%, 05/17/05[4,5]	831,125	831,103
1.70%, 02/25/05[4,5]	560,759	560,724
1.80%, 04/07/05[4,5]	367,498	367,482
1.83%, 01/18/05[4,5]	440,597	440,588
1.84%, 09/15/05[4,5]	881,193	881,073
1.90%, 07/25/05[4,5]	1,001,356	1,001,283
WhistleJacket Capital LLC
1.83%, 07/15/05[4,5]	751,017	750,910
1.83%, 09/15/05[4]	751,017	750,886
1.83%, 10/14/05[4,5]	500,678	500,630
1.84%, 06/15/05[4,5]	500,678	500,607
White Pine Finance LLC
1.68%, 05/20/05[4]	450,610	450,585
1.80%, 07/05/05[4]	500,678	500,604
1.82%, 04/15/05[4,5]	751,017	750,949
1.83%, 11/15/04[4,5]	600,814	600,814
1.84%, 06/15/05[4,5]	410,556	410,556
1.89%, 03/29/05[4]	430,583	430,544
1.90%, 08/26/05[4,5]	500,678	500,596
2.02%, 07/11/05[4]	250,339	250,319

54	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Winston Funding Ltd.
2.16%, 01/23/05[4,5]	$714,968	$714,968

		45,720,618

MEDIUM-TERM NOTES – 0.29%
CC USA Inc.
1.29%, 04/15/054,[5]	1,001,356	1,001,311
1.51%, 02/15/05[4,5]	650,881	651,175
Dorada Finance Inc.
1.48%, 01/18/05[4,5]	751,017	751,009
K2 USA LLC
1.46%, 01/12/05[4,5]	500,678	500,668
WhistleJacket Capital LLC
1.32%, 02/04/05[4,5]	250,339	250,326

		3,154,489

MONEY MARKET FUNDS – 2.89%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,6]	4,005,424	4,005,424
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,6]	15,672,934	15,672,934
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,6]	11,014,916	11,014,916
BlackRock Temp Cash Money Market Fund[4]	224,431	224,431
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	408,670	408,670

		31,326,375

REPURCHASE AGREEMENTS – 2.22%
Banc of America Securities LLC
1.86%, 11/01/044,[7]	4,005,424	4,005,424
Bank of America N.A
1.86%, 11/01/044,[7]	10,013,560	10,013,560
Goldman Sachs & Co.
1.86%, 11/01/044,[7]	10,013,560	10,013,560

		24,032,544

Security	Principal	Value
TIME DEPOSITS – 1.62%
Abbey National Treasury Services PLC
1.25%, 01/06/05[4]	$1,001,356	$1,001,356
1.33%, 02/10/05[4]	500,678	500,657
1.39%, 02/02/05[4]	500,678	500,659
1.39%, 04/08/05[4]	700,949	700,904
Bank of New York
1.39%, 11/01/04[4]	1,001,356	1,001,356
1.60%, 12/03/04[4]	250,339	250,328
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[4]	250,339	250,340
HBOS Treasury Services PLC
1.24%, 04/01/05[4]	640,868	640,841
Key Bank N.A
1.81%, 11/01/04[4]	1,301,763	1,301,763
National City Bank (Ohio)
1.25%, 01/06/05[4]	1,001,356	1,001,365
Nordea Bank PLC
2.11%, 06/07/05[4]	1,001,356	1,001,237
Rabobank Nederland NV NY
1.85%, 11/01/04[4]	2,002,712	2,002,712
Toronto-Dominion Bank
1.22%, 03/23/05[4]	1,752,373	1,752,253
1.34%, 02/10/05[4]	400,542	400,526
1.41%, 11/01/04[4]	751,017	751,017
1.77%, 05/10/05[4]	500,678	500,652
1.90%, 05/11/05[4]	500,678	500,652
World Savings Bank FSB
1.76%, 11/12/04[4]	3,554,814	3,554,786

		17,613,404

U.S. GOVERNMENT AGENCY NOTES – 0.33%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[4]	700,949	701,964
1.80%, 01/18/05[4]	465,631	463,815
1.80%, 01/19/05[4]	500,678	498,700
2.06%, 05/31/05[4]	499,206	493,179

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2004

Security	Principal	Value
Federal National Mortgage Association
2.33%, 07/22/05[4]	$1,502,034	$1,476,521

		3,634,179

TOTAL SHORT-TERM INVESTMENTS (Cost: $151,215,036)		151,215,036

TOTAL INVESTMENTS IN SECURITIES – 113.87% (Cost: $1,056,971,790)		1,235,027,378

Other Assets, Less Liabilities – (13.87%)		(150,412,873)

NET ASSETS – 100.00%		$1,084,614,505

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[3]	Non-income earning security.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Real Estate Investment Trusts	$1,083,812,342	99.93%
Short-Term and Other Net Assets	802,163	0.07

TOTAL	$1,084,614,505	100.00%

See notes to financial statements.

56	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2004

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Cyclical Sector Index Fund	Consumer Non-Cyclical Sector Index Fund	Financial Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$350,616,402	$220,437,535	$349,401,845	$263,915,656

Affiliated issuers[a]	$6,235,403	$4,053,228	$5,952,690	$4,114,488

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$368,835,114	$209,414,307	$338,641,254	$289,189,026
Affiliated issuers[a]	6,235,403	4,053,228	5,952,690	4,114,488
Receivables:
Dividends and interest	234,757	55,233	441,226	666,429

Total Assets	375,305,274	213,522,768	345,035,170	293,969,943

LIABILITIES
Payables:
Investment securities purchased	—	—	—	66,497
Collateral for securities on loan (Note 5)	30,332,283	19,670,401	29,241,618	19,957,177
Investment advisory fees (Note 2)	333,760	186,700	324,470	264,732

Total Liabilities	30,666,043	19,857,101	29,566,088	20,288,406

NET ASSETS	$344,639,231	$193,665,667	$315,469,082	$273,681,537

Net assets consist of:
Paid-in capital	$319,141,162	$197,439,649	$324,435,137	$244,778,385
Undistributed (distributions in excess of) net investment income	385,316	(31,472)	297,754	954,978
Undistributed net realized gain	6,894,041	7,280,718	1,496,782	2,674,804
Net unrealized appreciation (depreciation)	18,218,712	(11,023,228)	(10,760,591)	25,273,370

NET ASSETS	$344,639,231	$193,665,667	$315,469,082	$273,681,537

Shares outstanding	7,450,000	3,450,000	6,550,000	3,000,000

Net asset value per share	$46.26	$56.13	$48.16	$91.23

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $29,294,227, $19,111,063, $28,380,656 and $19,365,518, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2004

	iShares Dow Jones U.S.			iShares Cohen & Steers
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Realty Majors Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$240,609,841	$119,198,082	$781,317,784	$1,026,278,516

Affiliated issuers[a]	$3,008,021	$2,036,948	$23,938,164	$30,693,274

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$249,290,746	$129,979,907	$791,621,297	$1,204,334,104
Affiliated issuers[a]	3,008,021	2,036,948	23,938,164	30,693,274
Receivables:
Investment securities sold	76,004	41,439	—	—
Dividends and interest	92,453	375,683	1,122,664	749,672

Total Assets	252,467,224	132,433,977	816,682,125	1,235,777,050

LIABILITIES
Payables:
Investment securities purchased	—	163,968	—	—
Collateral for securities on loan (Note 5)	14,745,605	9,761,534	117,850,864	150,546,948
Capital shares redeemed	—	—	116,244	—
Investment advisory fees (Note 2)	224,721	119,850	655,361	615,597

Total Liabilities	14,970,326	10,045,352	118,622,469	151,162,545

NET ASSETS	$237,496,898	$122,388,625	$698,059,656	$1,084,614,505

Net assets consist of:
Paid-in capital	$235,965,046	$113,727,882	$633,221,988	$873,769,824
Undistributed (distributions in excess of) net investment income	362,790	379,376	(1,302,248)	1,431,022
Undistributed net realized gain (accumulated net realized loss)	(7,511,843)	(2,500,458)	55,836,403	31,358,071
Net unrealized appreciation	8,680,905	10,781,825	10,303,513	178,055,588

NET ASSETS	$237,496,898	$122,388,625	$698,059,656	$1,084,614,505

Shares outstanding	4,550,000	1,150,000	6,150,000	8,600,000

Net asset value per share	$52.20	$106.42	$113.51	$126.12

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $14,252,620, $9,488,813, $114,334,104 and $146,675,624, respectively. See Note 5.

See notes to financial statements.

58	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended October 31, 2004

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Cyclical Sector Index Fund	Consumer Non-Cyclical Sector Index Fund	Financial Sector Index Fund
NET INVESTMENT INCOME
Dividends[a]	$3,355,619	$726,004	$3,480,384	$3,363,447
Interest[b]	1,215	630	1,201	1,489
Securities lending income[b]	12,167	11,533	16,688	8,909

Total investment income	3,369,001	738,167	3,498,273	3,373,845

EXPENSES (Note 2)
Investment advisory fees	908,949	573,344	982,318	758,682

Total expenses	908,949	573,344	982,318	758,682

Net investment income	2,460,052	164,823	2,515,955	2,615,163

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,038,787)	(967,073)	(1,070,335)	(204,113)
In-kind redemptions	10,215,713	11,479,483	5,090,223	7,209,743

Net realized gain	9,176,926	10,512,410	4,019,888	7,005,630

Net change in unrealized appreciation (depreciation) on investments	15,938,720	(7,657,915)	(32,141,783)	2,331,348

Net realized and unrealized gain (loss)	25,115,646	2,854,495	(28,121,895)	9,336,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,575,698	$3,019,318	$(25,605,940)	$11,952,141

[a]	Net of foreign withholding tax of $-, $-, $- and $846, respectively.
[b]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2004

	iShares Dow Jones U.S.			iShares Cohen & Steers
	Industrial Sector Index Fund	Financial Services Index Fund	Real Estate Index Fund	Realty Majors Index Fund
NET INVESTMENT INCOME
Dividends[a]	$1,556,070	$1,589,650	$15,985,028	$22,103,040
Interest[b]	873	637	4,428	4,374
Securities lending income[b]	6,544	3,378	58,396	35,487

Total investment income	1,563,487	1,593,665	16,047,852	22,142,901

EXPENSES (Note 2)
Investment advisory fees	610,860	345,764	1,749,424	1,604,726

Total expenses	610,860	345,764	1,749,424	1,604,726

Net investment income	952,627	1,247,901	14,298,428	20,538,175

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,022,805)	25,566	(1,715,999)	(6,708,043)
In-kind redemptions	2,246,205	—	59,236,763	40,066,244

Net realized gain	1,223,400	25,566	57,520,764	33,358,201

Net change in unrealized appreciation (depreciation) on investments	12,518,505	6,307,055	49,855,280	166,924,304

Net realized and unrealized gain	13,741,905	6,332,621	107,376,044	200,282,505

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,694,532	$7,580,522	$121,674,472	$220,820,680

[a]	Net of foreign withholding tax of $-, $547, $- and $-, respectively.
[b]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

60	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund		iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,460,052	$4,057,186	$164,823	$296,106	$2,515,955	$2,258,812
Net realized gain (loss)	9,176,926	18,339,983	10,512,410	699,258	4,019,888	(112,901)
Net change in unrealized appreciation (depreciation)	15,938,720	12,741,111	(7,657,915)	27,215,745	(32,141,783)	38,413,496

Net increase (decrease) in net assets resulting from operations	27,575,698	35,138,280	3,019,318	28,211,109	(25,605,940)	40,559,407

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,485,288)	(3,869,236)	(196,295)	(296,106)	(2,448,490)	(2,371,901)
Return of capital	—	—	—	(8,787)	—	—

Total distributions to shareholders	(2,485,288)	(3,869,236)	(196,295)	(304,893)	(2,448,490)	(2,371,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	91,323,200	275,384,412	55,324,134	132,602,989	88,065,798	170,050,256
Cost of shares redeemed	(88,613,137)	(89,594,002)	(83,868,276)	(70,898,261)	(34,111,744)	(6,586,545)

Net increase (decrease) in net assets from capital share transactions	2,710,063	185,790,410	(28,544,142)	61,704,728	53,954,054	163,463,711

INCREASE (DECREASE) IN NET ASSETS	27,800,473	217,059,454	(25,721,119)	89,610,944	25,899,624	201,651,217

NET ASSETS:
Beginning of period	316,838,758	99,779,304	219,386,786	129,775,842	289,569,458	87,918,241

End of period	$344,639,231	$316,838,758	$193,665,667	$219,386,786	$315,469,082	$289,569,458

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$385,316	$410,552	$(31,472)	$—	$297,754	$230,289

SHARES ISSUED AND REDEEMED:
Shares sold	2,050,000	6,650,000	1,000,000	2,500,000	1,700,000	3,500,000
Shares redeemed	(2,100,000)	(2,050,000)	(1,500,000)	(1,400,000)	(700,000)	(150,000)

Net increase (decrease) in shares outstanding	(50,000)	4,600,000	(500,000)	1,100,000	1,000,000	3,350,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Financial Sector Index Fund		iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,615,163	$4,332,816	$952,627	$1,277,272	$1,247,901	$2,175,468
Net realized gain (loss)	7,005,630	(148,655)	1,223,400	10,965,150	25,566	10,113,638
Net change in unrealized appreciation (depreciation)	2,331,348	32,124,797	12,518,505	15,562,180	6,307,055	5,539,065

Net increase in net assets resulting from operations	11,952,141	36,308,958	14,694,532	27,804,602	7,580,522	17,828,171

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,257,638)	(3,894,471)	(589,837)	(1,283,480)	(1,192,800)	(2,073,172)
Return of capital	—	—	—	(11,324)	—	—

Total distributions to shareholders	(2,257,638)	(3,894,471)	(589,837)	(1,294,804)	(1,192,800)	(2,073,172)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,296,052	81,532,850	78,605,510	111,708,255	5,330,035	45,865,363
Cost of shares redeemed	(26,389,735)	(4,069,289)	(12,597,479)	(61,884,407)	—	(67,906,919)

Net increase (decrease) in net assets from capital share transactions	5,906,317	77,463,561	66,008,031	49,823,848	5,330,035	(22,041,556)

INCREASE (DECREASE) IN NET ASSETS	15,600,820	109,878,048	80,112,726	76,333,646	11,717,757	(6,286,557)

NET ASSETS:
Beginning of period	258,080,717	148,202,669	157,384,172	81,050,526	110,670,868	116,957,425

End of period	$273,681,537	$258,080,717	$237,496,898	$157,384,172	$122,388,625	$110,670,868

Undistributed net investment income included in net assets at end of period	$954,978	$597,453	$362,790	$—	$379,376	$324,275

SHARES ISSUED AND REDEEMED:
Shares sold	350,000	950,000	1,550,000	2,450,000	50,000	450,000
Shares redeemed	(300,000)	(50,000)	(250,000)	(1,300,000)	—	(750,000)

Net increase (decrease) in shares outstanding	50,000	900,000	1,300,000	1,150,000	50,000	(300,000)

See notes to financial statements.

62	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004	For the six months ended October 31, 2004 (Unaudited)	For the year ended April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,298,428	$19,345,350	$20,538,175	$28,273,224
Net realized gain	57,520,764	54,520,373	33,358,201	25,127,626
Net change in unrealized appreciation (depreciation)	49,855,280	(35,483,332)	166,924,304	14,250,762

Net increase in net assets resulting from operations	121,674,472	38,382,391	220,820,680	67,651,612

Undistributed net investment income included in the price of capital shares issued or redeemed	1,939,500	2,549,000	597,500	4,088,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,890,677)	(13,871,295)	(20,736,886)	(20,735,219)
Return of capital	—	(6,619,829)	—	(8,685,946)

Total distributions to shareholders	(15,890,677)	(20,491,124)	(20,736,886)	(29,421,165)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,802,286,853	697,487,703	289,458,408	537,632,626
Cost of shares redeemed	(1,631,039,654)	(494,041,553)	(129,971,433)	(123,236,692)

Net increase in net assets from capital share transactions	171,247,199	203,446,150	159,486,975	414,395,934

INCREASE IN NET ASSETS	278,970,494	223,886,417	360,168,269	456,714,381

NET ASSETS:
Beginning of period	419,089,162	195,202,745	724,446,236	267,731,855

End of period	$698,059,656	$419,089,162	$1,084,614,505	$724,446,236

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,302,248)	$290,001	$1,431,022	$1,629,733

SHARES ISSUED AND REDEEMED:
Shares sold	17,250,000	7,150,000	2,550,000	5,250,000
Shares redeemed	(15,600,000)	(5,100,000)	(1,150,000)	(1,200,000)

Net increase in shares outstanding	1,650,000	2,050,000	1,400,000	4,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$42.25	$34.41	$39.99	$39.24	$36.04

Income from investment operations:
Net investment income	0.39	0.66	0.70	0.55	0.55
Net realized and unrealized gain (loss)	4.01	7.86	(5.62)	0.73	3.25

Total from investment operations	4.40	8.52	(4.92)	1.28	3.80

Less distributions from:
Net investment income	(0.39)	(0.68)	(0.66)	(0.53)	(0.53)
Net realized gain	—	—	—	—	(0.07)

Total distributions	(0.39)	(0.68)	(0.66)	(0.53)	(0.60)

Net asset value, end of period	$46.26	$42.25	$34.41	$39.99	$39.24

Total return	10.44%[b]	24.85%	(12.30)%	3.38%	10.80%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$344,639	$316,839	$99,779	$57,989	$9,811
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.62%	1.70%	2.10%	1.42%	1.77%
Portfolio turnover rate[d]	3%	7%	6%	9%	16%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$55.54	$45.54	$55.05	$59.88	$59.63

Income from investment operations:
Net investment income	0.05	0.10	0.05	0.02	0.09
Net realized and unrealized gain (loss)	0.60	10.00	(9.50)	(4.80)	0.45

Total from investment operations	0.65	10.10	(9.45)	(4.78)	0.54

Less distributions from:
Net investment income	(0.06)	(0.10)	(0.05)	—	(0.10)
Net realized gain	—	—	—	—	(0.19)
Return of capital	—	(0.00)[e]	(0.01)	(0.05)	—

Total distributions	(0.06)	(0.10)	(0.06)	(0.05)	(0.29)

Net asset value, end of period	$56.13	$55.54	$45.54	$55.05	$59.88

Total return	1.17%[b]	22.21%	(17.17)%	(7.98)%	0.98%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$193,666	$219,387	$129,776	$129,362	$29,940
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[c]	0.17%	0.19%	0.11%	(0.05)%	0.16%
Portfolio turnover rate[d]	2%	6%	10%	4%	25%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Non-cyclical Sector Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$52.17	$39.96	$47.91	$40.55	$40.83

Income from investment operations:
Net investment income	0.37	0.65	0.69	0.49	0.42
Net realized and unrealized gain (loss)	(4.01)	12.32	(8.04)	7.41	(0.39)

Total from investment operations	(3.64)	12.97	(7.35)	7.90	0.03

Less distributions from:
Net investment income	(0.37)	(0.76)	(0.60)	(0.54)	(0.31)

Total distributions	(0.37)	(0.76)	(0.60)	(0.54)	(0.31)

Net asset value, end of period	$48.16	$52.17	$39.96	$47.91	$40.55

Total return	(6.99)%[b]	32.73%	(15.40)%	19.65%	0.06%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$315,469	$289,569	$87,918	$114,974	$14,192
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.54%	1.53%	1.57%	1.46%	1.21%
Portfolio turnover rate[d]	3%	5%	28%	8%	38%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$87.48	$72.29	$81.20	$81.78	$71.80

Income from investment operations:
Net investment income	0.90	1.65	1.31	1.11	1.77
Net realized and unrealized gain (loss)	3.63	15.09	(8.94)	(0.61)	10.17

Total from investment operations	4.53	16.74	(7.63)	0.50	11.94

Less distributions from:
Net investment income	(0.78)	(1.55)	(1.28)	(1.08)	(1.57)
Net realized gain	—	—	—	—	(0.39)

Total distributions	(0.78)	(1.55)	(1.28)	(1.08)	(1.96)

Net asset value, end of period	$91.23	$87.48	$72.29	$81.20	$81.78

Total return	5.19%[b]	23.29%	(9.33)%	0.66%	16.69%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$273,682	$258,081	$148,203	$121,796	$57,249
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.07%	2.08%	1.94%	1.49%	1.46%
Portfolio turnover rate[d]	4%	7%	28%	4%	11%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$48.43	$38.60	$45.75	$53.99	$58.11

Income from investment operations:
Net investment income	0.22	0.39	0.38	0.29	0.22
Net realized and unrealized gain (loss)	3.69	9.84	(7.15)	(8.23)	(3.98)

Total from investment operations	3.91	10.23	(6.77)	(7.94)	(3.76)

Less distributions from:
Net investment income	(0.14)	(0.40)	(0.38)	(0.30)	(0.23)
Net realized gain	—	—	—	—	(0.13)
Return of capital	—	(0.00)[e]	—	—	—

Total distributions	(0.14)	(0.40)	(0.38)	(0.30)	(0.36)

Net asset value, end of period	$52.20	$48.43	$38.60	$45.75	$53.99

Total return	8.09%[b]	26.56%	(14.75)%	(14.72)%	(6.46)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$237,497	$157,384	$81,051	$84,634	$45,891
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	0.94%	0.94%	1.03%	0.56%	0.44%
Portfolio turnover rate[d]	3%	3%	12%	27%	23%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

68	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$100.61	$83.54	$92.45	$93.67	$85.58

Income from investment operations:
Net investment income	1.10	2.12	1.41	1.22	1.29
Net realized and unrealized gain (loss)	5.77	16.93	(8.90)	(1.26)	8.10

Total from investment operations	6.87	19.05	(7.49)	(0.04)	9.39

Less distributions from:
Net investment income	(1.06)	(1.98)	(1.42)	(1.18)	(1.17)
Net realized gain	—	—	—	—	(0.13)

Total distributions	(1.06)	(1.98)	(1.42)	(1.18)	(1.30)

Net asset value, end of period	$106.42	$100.61	$83.54	$92.45	$93.67

Total return	6.87%[b]	22.91%	(8.02)%	0.00%[e]	11.03%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$122,389	$110,671	$116,957	$60,092	$37,467
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.17%	2.08%	1.90%	1.46%	1.33%
Portfolio turnover rate[d]	4%	7%	41%	3%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$93.13	$79.67	$85.52	$77.21	$68.97

Income from investment operations:
Net investment income	2.25	4.98	5.04	4.56	3.51
Net realized and unrealized gain (loss)	20.66	13.84	(6.01)	8.71	7.51

Total from investment operations	22.91	18.82	(0.97)	13.27	11.02

Less distributions from:
Net investment income	(2.53)	(3.63)	(3.98)	(4.54)	(2.64)
Net realized gain	—	—	—	—	(0.14)
Return of capital	—	(1.73)	(0.90)	(0.42)	—

Total distributions	(2.53)	(5.36)	(4.88)	(4.96)	(2.78)

Net asset value, end of period	$113.51	$93.13	$79.67	$85.52	$77.21

Total return	24.86%[b]	23.66%	(0.98)%	17.83%	16.32%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$698,060	$419,089	$195,203	$106,905	$54,049
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	4.90%	5.58%	6.40%	5.97%	6.37%
Portfolio turnover rate[d]	6%	20%	21%	10%	30%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Six months ended Oct. 31, 2004 (Unaudited)	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jan. 29, 2001[a] to Apr. 30, 2001
Net asset value, beginning of period	$100.62	$84.99	$89.68	$80.09	$79.86

Income from investment operations:
Net investment income	2.49	5.26	4.59	4.79	1.11
Net realized and unrealized gain (loss)	25.56	15.87	(4.32)	9.98	(0.39)

Total from investment operations	28.05	21.13	0.27	14.77	0.72

Less distributions from:
Net investment income	(2.55)	(3.88)	(3.76)	(4.77)	(0.49)
Return of capital	—	(1.62)	(1.20)	(0.41)	—

Total distributions	(2.55)	(5.50)	(4.96)	(5.18)	(0.49)

Net asset value, end of period	$126.12	$100.62	$84.99	$89.68	$80.09

Total return	28.16%[b]	24.97%	0.46%	19.05%	0.91%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,084,615	$724,446	$267,732	$89,684	$40,047
Ratio of expenses to average net assets[c]	0.35%	0.35%	0.35%[e]	0.35%	0.35%
Ratio of net investment income to average net assets[c]	4.48%	5.28%	6.17%[e]	5.80%	6.01%
Portfolio turnover rate[d]	8%	15%	13%	15%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Includes voluntary reimbursement from the investment adviser. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 6.16%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2004, the Trust offered 73 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Cyclical Sector, iShares Dow Jones U.S. Consumer Non-Cyclical Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate and the iShares Cohen & Steers Realty Majors Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange are valued at the last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at the latest quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price or, in the absence of any sale on the valuation date, at the latest quoted bid price, which is obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the latest quoted bid price, which are obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

72	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

EQUALIZATION

The iShares Dow Jones U.S. Real Estate Index Fund and the iShares Cohen & Steers Realty Majors Index Fund use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of April 30, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Dow Jones U.S. Basic Materials Sector	$410,552	$858,481	$(861,374)	$407,659
Dow Jones U.S. Consumer Cyclical Sector	—	(5,320,369)	(1,276,636)	(6,597,005)
Dow Jones U.S. Consumer Non-Cyclical Sector	217,484	20,519,852	(1,648,961)	19,088,375
Dow Jones U.S. Financial Sector	421,695	21,527,099	(2,740,145)	19,208,649
Dow Jones U.S. Industrial Sector	—	(5,221,438)	(7,351,405)	(12,572,843)
Dow Jones U.S. Financial Services	324,275	3,453,422	(1,504,676)	2,273,021
Dow Jones U.S. Real Estate	—	(39,922,394)	(1,023,733)	(40,946,127)
Cohen & Steers Realty Majors	—	10,934,658	(173,771)	10,760,887

For the years ended April 30, 2004 and April 30, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

NOTES TO THE FINANCIAL STATEMENTS	73

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2004.

The Funds had tax basis net capital loss carryforwards as of April 30, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
Dow Jones U.S. Basic Materials Sector	$—	$67,181	$474,468	$213,728	$755,377
Dow Jones U.S. Consumer Cyclical Sector	—	214,348	640,467	383,486	1,238,301
Dow Jones U.S. Consumer Non-Cyclical Sector	12,169	410,794	786,981	439,017	1,648,961
Dow Jones U.S. Financial Sector	—	146,667	1,198,744	1,394,734	2,740,145
Dow Jones U.S. Industrial Sector	—	1,834,072	1,969,601	—	3,803,673
Dow Jones U.S. Financial Services	—	154,770	506,488	836,670	1,497,928
Dow Jones U.S. Real Estate	—	—	818,229	205,504	1,023,733

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2004, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended October 31, 2004 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Basic Materials Sector	$358,734,126	$26,824,223	$(10,487,832)	$16,336,391
Dow Jones U.S. Consumer Cyclical Sector	225,613,675	10,691,390	(22,837,530)	(12,146,140)
Dow Jones U.S. Consumer Non-Cyclical Sector	356,653,574	13,841,937	(25,901,567)	(12,059,630)
Dow Jones U.S. Financial Sector	269,921,148	33,800,540	(10,418,174)	23,382,366
Dow Jones U.S. Industrial Sector	246,352,371	15,689,612	(9,743,216)	5,946,396
Dow Jones U.S. Financial Services	122,525,579	12,269,142	(2,777,866)	9,491,276
Dow Jones U.S. Real Estate	805,438,121	17,339,092	(7,217,752)	10,121,340
Cohen & Steers Realty Majors	1,062,808,799	172,218,579	—	172,218,579

74	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iShares® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of October 31, 2004, a portion of each Fund’s cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Basic Materials Sector	0.60%
Dow Jones U.S. Consumer Cyclical Sector	0.60
Dow Jones U.S. Consumer Non-Cyclical Sector	0.60
Dow Jones U.S. Financial Sector	0.60
Dow Jones U.S. Industrial Sector	0.60
Dow Jones U.S. Financial Services	0.60
Dow Jones U.S. Real Estate	0.60
Cohen & Steers Realty Majors	0.35

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$12,067
Dow Jones U.S. Consumer Cyclical Sector	11,531
Dow Jones U.S. Consumer Non-Cyclical Sector	16,667
Dow Jones U.S. Financial Sector	8,837
Dow Jones U.S. Industrial Sector	6,499
Dow Jones U.S. Financial Services	3,351
Dow Jones U.S Real Estate	58,788
Cohen & Steers Realty Majors	35,372

NOTES TO THE FINANCIAL STATEMENTS	75

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SEI Investments Distribution Company (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended October 31, 2004, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended October 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first five months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the last month of the fiscal half-year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF, and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF, and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF, and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

76	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the investment of each Fund in shares of issuers, of which BGFA is an affiliate, for the six months ended October 31, 2004, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Dow Jones U.S. Basic Materials Sector
IMMF	259	3,647	3,720	186	$185,912	$1,215
Dow Jones U.S. Consumer Cyclical Sector
IMMF	143	1,118	1,131	130	130,149	630
Dow Jones U.S. Consumer Non-Cyclical Sector
IMMF	68	4,359	4,306	121	120,721	1,201
Dow Jones U.S. Financial Sector
IMMF	277	5,263	5,406	134	134,215	1,489
Dow Jones U.S. Industrial Sector
IMMF	51	1,455	1,439	67	67,147	834
Dow Jones U.S. Financial Services
IMMF	80	2,752	2,742	90	90,101	637
Dow Jones U.S. Real Estate
IMMF	498	28,122	28,186	434	433,908	4,428
Cohen & Steers Realty Majors
IMMF	593	31,787	31,712	668	668,088	4,374

The Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

As of October 31, 2004, certain trustees and officers of the Trust are also officers of BGI.

NOTES TO THE FINANCIAL STATEMENTS	77

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2004, were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$9,200,184	$9,215,171
Dow Jones U.S. Consumer Cyclical Sector	4,088,037	4,183,433
Dow Jones U.S. Consumer Non-Cyclical Sector	8,157,201	8,145,742
Dow Jones U.S. Financial Sector	10,806,763	10,393,760
Dow Jones U.S. Industrial Sector	6,913,941	6,519,473
Dow Jones U.S. Financial Services	4,559,610	4,494,893
Dow Jones U.S. Real Estate	45,136,566	37,512,884
Cohen & Steers Realty Majors	86,752,229	75,660,143

In-kind transactions (see Note 4) for the six months ended October 31, 2004, were as follows:

iShares Index Fund	In-Kind Purchases	In-Kind Sales
Dow Jones U.S. Basic Materials Sector	$91,197,106	$88,456,062
Dow Jones U.S. Consumer Cyclical Sector	55,302,626	83,749,234
Dow Jones U.S. Consumer Non-Cyclical Sector	88,016,264	34,063,844
Dow Jones U.S. Financial Sector	32,226,234	26,361,654
Dow Jones U.S. Industrial Sector	78,556,881	12,587,155
Dow Jones U.S. Financial Services	5,319,293	—
Dow Jones U.S. Real Estate	1,823,310,753	1,659,483,632
Cohen & Steers Realty Majors	311,873,128	163,141,227

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the stocks involved in the relevant Fund’s underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

78	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of October 31, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of October 31, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	79

Notes:

80	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)*

iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)*

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

*	On December 20, 2004, certain Dow Jones Indexes will undergo certain methodology changes that will impact the composition of the indexes. In order to reflect these changes the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund will be renamed the iShares Dow Jones U.S. Consumer Goods Sector Index Fund and the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund will be renamed the iShares Dow Jones U.S. Consumer Services Sector Index Fund. The investment objective, principal investment strategy and portfolio holdings of each of these Funds will also be modified to correspond to the name changes and constituent changes to the Funds’ corresponding indexes.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

1485-iS-1204

82	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Inc. or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-012-10041

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS  |  OCTOBER 31, 2004

iSHARES MORNINGSTAR SERIES

iSHARES MORNINGSTAR LARGE CORE INDEX FUND

iSHARES MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES MORNINGSTAR LARGE VALUE INDEX FUND

iSHARES MORNINGSTAR MID CORE INDEX FUND

iSHARES MORNINGSTAR MID GROWTH INDEX FUND

iSHARES MORNINGSTAR MID VALUE INDEX FUND

iSHARES MORNINGSTAR SMALL CORE INDEX FUND

iSHARES MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES MORNINGSTAR SMALL VALUE INDEX FUND

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of 10/31/04

	Cumulative Total Returns
	Inception to 10/31/04
iSHARES INDEX FUND	NAV	MARKET	INDEX
Morningstar Large Core	0.83%	0.78%	0.89%
Morningstar Large Growth	(5.08)%	(5.23)%	(5.07)%
Morningstar Large Value	3.52%	3.43%	3.57%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of each Fund (6/28/04).

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Core Index (the “Core Index”). The Core Index measures the performance of large-capitalization U.S. stocks that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index that have a similar investment profile as the entire Core Index. From its inception on June 28, 2004, through October 31, 2004 (the “reporting period”), the Core Fund returned 0.83%, while the Core Index returned 0.89%.

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index (the “Growth Index”). The Growth Index measures the performance of large-capitalization U.S. stocks that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index that have a similar investment profile as the entire Growth Index. For the reporting period, the Growth Fund declined 5.08%, while the Growth Index declined 5.07%.

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Value Index (the “Value Index”). The Value Index measures the performance of large-capitalization U.S. stocks that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index that have a similar investment profile as the entire Value Index. For the reporting period, the Value Fund returned 3.52%, while the Value Index returned 3.57%.

The values of U.S. stocks generally remained unchanged during the reporting period as conflicting influences kept the market in check. On the positive side, corporate profit growth was strong–second-quarter earnings for the companies in the Standard & Poor’s 500 Index grew 25%, marking the fourth consecutive quarter with earnings growth of at least 20% for companies in this index. However, the favorable earnings picture was offset by concerns ranging from moderating economic growth and rising interest rates to record-high oil prices and terrorism.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Six of the Core Fund’s ten largest holdings as of October 31, 2004, gained ground for the reporting period. The top performer was home-improvement retailer Home Depot Inc., which reported strong earnings as same-store sales growth surged. Other positive performers included the Core Fund’s two largest holdings, industrial conglomerate General Electric Co. and health care company Johnson & Johnson, each of which benefited from a diversified stable of businesses. Among the declining stocks, insurance giant American International Group Inc. posted the worst results. The other three decliners were soft drink and snack company PepsiCo Inc., consumer products maker Procter & Gamble Co., and industrial conglomerate Tyco International Ltd.

The Value Fund also saw six of its top ten holdings as of October 31, 2004, post positive returns for the reporting period. The best results came from two energy stocks, ChevronTexaco Corp. and Exxon Mobil Corp. (the largest holding in the Value Fund), both of which benefited from strong demand and higher oil prices. Telecommunications provider Verizon Communications Inc. and money center bank Bank of America Corp. also posted solid gains. On the down side, pharmaceutical giant Merck & Co. Inc. fell sharply for the reporting period.

In the Growth Fund, just three of the ten largest holdings as of October 31, 2004, produced gains for the reporting period. Telecommunications equipment maker QUALCOMM Inc. was the best performer, posting strong results as more of the wireless industry adopted the company’s proprietary CDMA technology. The other two positive performers were biotechnology firm Amgen Inc. and discount retailer Wal-Mart Stores Inc. The leading decliner in the Growth Fund for the reporting period was The Coca-Cola Co., which reported disappointing sales growth. Two bellwether technology names–semiconductor manufacturer Intel Corp. and network equipment maker Cisco Systems Inc.–were also among the weakest performers for the reporting period.

2	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of 10/31/04

	Cumulative Total Returns
	Inception to 10/31/04
iSHARES INDEX FUND	NAV	MARKET	INDEX
Morningstar Mid Core	1.25%	1.21%	1.38%
Morningstar Mid Growth	1.62%	1.52%	1.73%
Morningstar Mid Value	4.52%	4.48%	4.64%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of each Fund (6/28/04).

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Core Index (the “Core Index”). The Core Index measures the performance of mid-capitalization U.S. stocks that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index that have a similar investment profile as the entire Core Index. From its inception on June 28, 2004, through October 31, 2004 (the “reporting period”), the Core Fund returned 1.25%, while the Core Index returned 1.38%.

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Growth Index (the “Growth Index”). The Growth Index measures the performance of mid-capitalization U.S. stocks that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index that have a similar investment profile as the entire Growth Index. For the reporting period, the Growth Fund returned 1.62%, while the Growth Index returned 1.73%.

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Value Index (the “Value Index”). The Value Index measures the performance of mid-capitalization U.S. stocks that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index that have a similar investment profile as the entire Value Index. For the reporting period, the Value Fund returned 4.52%, while the Value Index returned 4.64%.

The values of U.S. stocks generally remained unchanged during the reporting period as conflicting influences kept the market in check. On the positive side, corporate profit growth was strong–second-quarter earnings for the companies in the Standard & Poor’s 500 Index grew 25%, marking the fourth consecutive quarter with earnings growth of at least 20% for companies in this index. However, the favorable earnings picture was offset by concerns ranging from moderating economic growth and rising interest rates to record-high oil prices and terrorism.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

The Core Fund’s ten largest holdings as of October 31, 2004, posted mixed results, with six gaining and four declining for the reporting period. The best performer was mechanical parts manufacturer Parker Hannifin Corp., which raised its estimate of future company earnings substantially as industrial demand for its products soared. The Core Fund’s largest holding, agricultural products maker Monsanto Co., was another top performer that rallied after increasing its profit outlook. Among the decliners, semiconductor maker Micron Technology Inc. and department store chain J.C. Penney Co. Inc. suffered the largest losses for the reporting period.

The Value Fund saw just one of its top ten holdings as of October 31, 2004, decline for the reporting period–property insurer St. Paul Travelers Companies Inc., the Value Fund’s largest holding. Damage claims from an unusually devastating hurricane season weighed on the company’s earnings. On the positive side, the top performer among the Value Fund’s ten largest holdings was railroad company Norfolk Southern Corp., which benefited from increased traffic and exposure to the energy and industrial sectors of the economy. Oil refiner Valero Energy Corp. and electric utility PPL Corp. also posted solid gains as strong demand and rising energy prices boosted earnings.

In the Growth Fund, eight of the ten largest holdings as of October 31, 2004, gained ground for the reporting period. Computer maker and top holding Apple Computer Inc. produced the best results, benefiting from the success of its digital music division. Other positive performers included offshore oil driller Transocean Inc., which rose as global demand for oil soared, and credit research firm Moody’s Corp., which reported strong growth in its research business. The two decliners among the top ten holdings were pharmacy benefits manager Caremark Rx Inc., and semiconductor equipment maker KLA-Tencor Corp., which was hurt by weak demand for computer chips.

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of 10/31/04

	Cumulative Total Returns
	Inception to 10/31/04
iSHARES INDEX FUND	NAV	MARKET	INDEX
Morningstar Small Core	3.43%	3.50%	3.49%
Morningstar Small Growth	(4.03)%	(4.03)%	(4.01)%
Morningstar Small Value	4.03%	4.11%	4.13%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of each Fund (6/28/04).

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Core Index (the “Core Index”). The Core Index measures the performance of small-capitalization U.S. stocks that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index that have a similar investment profile as the entire Core Index. From its inception on June 28, 2004, through October 31, 2004 (the “reporting period”), the Core Fund returned 3.43%, while the Core Index returned 3.49%.

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Growth Index (the “Growth Index”). The Growth Index measures the performance of small-capitalization U.S. stocks that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index that have a similar investment profile as the entire Growth Index. For the reporting period, the Growth Fund declined 4.03%, while the Growth Index declined 4.01%.

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Value Index (the “Value Index”). The Value Index measures the performance of small-capitalization U.S. stocks that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index that have a similar investment profile as the entire Value Index. For the reporting period, the Value Fund returned 4.03%, while the Value Index returned 4.13%.

The values of U.S. stocks generally remained unchanged during the reporting period as conflicting influences kept the market in check. On the positive side, corporate profit growth was strong–second-quarter earnings for the companies in the Standard & Poor’s 500 Index grew 25%, marking the fourth consecutive quarter with earnings growth of at least 20% for companies in this index. However, the favorable earnings picture was offset by concerns ranging from moderating economic growth and rising interest rates to record-high oil prices and terrorism.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Eight of the Core Fund’s ten largest holdings as of October 31, 2004, gained ground for the reporting period. The top performer was regional bank First BanCorp (Puerto Rico), which reported earnings above expectations. Industrial real estate investment trust CenterPoint Properties Trust, which benefited from higher occupancy rates, and regional bank Cathay General Bancorp, which reported solid earnings and raised its dividend, were also positive performers. The two decliners among the Core Fund’s top ten holdings were coal-mining company Arch Coal Inc. and security company The Brink’s Co.

Each of the Value Fund’s top ten holdings as of October 31, 2004, posted positive results for the reporting period. The two best performers–oil exploration company Plains Exploration & Production Co. and utility UGI Corp.–reported better-than-expected earnings thanks largely to strong demand and soaring energy prices. Trucking company Yellow Freight Corp., the Value Fund’s largest holding, benefited from increased freight volumes. Natural gas utility Atmos Energy Corp. and regional bank South Financial Group Inc. posted the lowest returns among the Value Fund’s ten largest holdings for the reporting period.

The Growth Fund saw just one of its ten largest holdings as of October 31, 2004, decline for the reporting period–imaging systems manufacturer FLIR Systems Inc., which reported disappointing earnings. On the positive side, the best performer among the Growth Fund’s top ten holdings was computer services provider CACI International Inc., which posted strong earnings and raised its estimate of future company earnings. Other solid performers in the top ten holdings were semiconductor maker Cree Inc. (the Growth Fund’s largest holding) and regional bank East West Bancorp Inc.

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 28, 2004 (inception date of the Funds) to October 31, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (June 28, 2004)+	Ending Account Value (October 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (June 28 to October 31, 2004)
Morningstar Large Core
Actual	$1,000.00	$1,008.30	0.20%	$0.69
Hypothetical (5% return before expenses)	1,000.00	1,016.44	0.20	0.69
Morningstar Large Growth
Actual	1,000.00	949.20	0.25	0.83
Hypothetical (5% return before expenses)	1,000.00	1,016.27	0.25	0.86
Morningstar Large Value
Actual	1,000.00	1,035.20	0.25	0.87
Hypothetical (5% return before expenses)	1,000.00	1,016.27	0.25	0.86
Morningstar Mid Core
Actual	1,000.00	1,012.50	0.25	0.86
Hypothetical (5% return before expenses)	1,000.00	1,016.27	0.25	0.86

SHAREHOLDER EXPENSES	7

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (June 28, 2004)+	Ending Account Value (October 31, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (June 28 to October 31, 2004)
Morningstar Mid Growth
Actual	$1,000.00	$1,016.20	0.30%	$1.04
Hypothetical (5% return before expenses)	1,000.00	1,016.10	0.30	1.04
Morningstar Mid Value
Actual	1,000.00	1,045.20	0.30	1.05
Hypothetical (5% return before expenses)	1,000.00	1,016.10	0.30	1.04
Morningstar Small Core
Actual	1,000.00	1,034.30	0.25	0.87
Hypothetical (5% return before expenses)	1,000.00	1,016.27	0.25	0.86
Morningstar Small Growth
Actual	1,000.00	959.70	0.30	1.01
Hypothetical (5% return before expenses)	1,000.00	1,016.10	0.30	1.04
Morningstar Small Value
Actual	1,000.00	1,040.30	0.30	1.05
Hypothetical (5% return before expenses)	1,000.00	1,016.10	0.30	1.04

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (125 days), and divided by the number of days in the year (365 days).
+	Inception date of the Funds.

8	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.91%

ADVERTISING – 0.47%
Omnicom Group Inc.	1,602	$126,398

		126,398

AEROSPACE & DEFENSE – 3.78%
Boeing Co. (The)	6,109	304,839
General Dynamics Corp.	1,430	146,032
Lockheed Martin Corp.	3,031	166,978
United Technologies Corp.[1]	4,381	406,644

		1,024,493

APPAREL – 0.44%
Nike Inc. Class B	1,481	120,420

		120,420

AUTO MANUFACTURERS – 0.38%
PACCAR Inc.	1,485	102,925

		102,925

BANKS – 5.38%
Fifth Third Bancorp	4,068	200,105
M&T Bank Corp.	798	82,194
Mellon Financial Corp.[1]	3,663	105,861
Northern Trust Corp.	1,765	75,083
State Street Corp.	2,898	130,555
Wells Fargo & Co.	14,477	864,566

		1,458,364

BEVERAGES – 4.09%
Anheuser-Busch Companies Inc.	6,858	342,557
Coca-Cola Enterprises Inc.	2,124	44,413
PepsiCo Inc.	14,534	720,596

		1,107,566

BUILDING MATERIALS – 0.48%
Masco Corp.[1]	3,800	130,188

		130,188

CHEMICALS – 0.43%
Praxair Inc.	2,782	117,400

		117,400

COMMERCIAL SERVICES – 1.24%
Accenture Ltd.[2]	3,839	92,942
Cendant Corp.	8,750	180,162
McKesson Corp.	2,352	62,704

		335,808

COMPUTERS – 5.23%
Electronic Data Systems Corp.	4,353	92,588
International Business Machines Corp.	14,754	1,324,171

		1,416,759

COSMETICS & PERSONAL CARE – 7.04%
Colgate-Palmolive Co.	4,546	202,843
Gillette Co. (The)[1]	7,805	323,751
Kimberly-Clark Corp.	4,250	253,598
Procter & Gamble Co.	22,047	1,128,365

		1,908,557

DIVERSIFIED FINANCIAL SERVICES – 5.48%
American Express Co.[1]	9,645	511,860
Capital One Financial Corp.	2,052	151,356
Countrywide Financial Corp.	4,820	153,903
Franklin Resources Inc.	1,199	72,683
Goldman Sachs Group Inc. (The)	3,528	347,085
MBNA Corp.	9,710	248,867

		1,485,754

ELECTRONICS – 0.35%
Agilent Technologies Inc.[2]	3,798	95,178

		95,178

ENVIRONMENTAL CONTROL – 0.53%
Waste Management Inc.	5,004	142,514

		142,514

FOOD – 1.02%
General Mills Inc.	2,563	113,413
Hershey Foods Corp.[1]	1,466	74,312
Kellogg Co.	2,043	87,849

		275,574

HEALTH CARE - PRODUCTS – 6.47%
Baxter International Inc.	5,262	161,859
Becton, Dickinson & Co.	2,015	105,788
Johnson & Johnson	25,453	1,485,946

		1,753,593

HEALTH CARE - SERVICES – 1.83%
Aetna Inc.	1,314	124,830
Anthem Inc.[1,2]	1,195	96,078
HCA Inc.[1]	3,951	145,120
WellPoint Health Networks Inc.[2]	1,344	131,255

		497,283

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2004

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.60%
Clorox Co.	1,330	$72,618
Fortune Brands Inc.	1,232	89,714

		162,332

INSURANCE – 5.97%
AFLAC Inc.	4,340	155,719
American International Group Inc.	19,629	1,191,677
Marsh & McLennan Companies Inc.	4,240	117,278
Progressive Corp. (The)	1,647	154,077

		1,618,751

LEISURE TIME – 0.68%
Carnival Corp.	3,648	184,443

		184,443

LODGING – 0.32%
Marriott International Inc. Class A	1,578	85,985

		85,985

MACHINERY – 1.34%
Caterpillar Inc.	2,934	236,304
Deere & Co.	2,130	127,331

		363,635

MANUFACTURING – 16.27%
General Electric Co.	90,525	3,088,713
Illinois Tool Works Inc.	2,232	205,969
Ingersoll-Rand Co. Class A	1,501	102,728
3M Co.	6,154	477,366
Tyco International Ltd.	17,202	535,842

		4,410,618

MEDIA – 5.27%
Comcast Corp. Class A2	10,770	317,715
Comcast Corp. Class A Special[1,2]	7,452	216,406
Gannett Co. Inc.	2,332	193,439
McGraw-Hill Companies Inc. (The)	1,638	141,278
Tribune Co.	1,801	77,803
Viacom Inc. Class A1	326	12,082
Viacom Inc. Class B	12,834	468,313

		1,427,036

MINING – 0.89%
Alcoa Inc.	7,446	241,995

		241,995

OFFICE & BUSINESS EQUIPMENT – 0.39%
Xerox Corp.[1,2]	7,179	106,034

		106,034

OIL & GAS – 1.04%
Apache Corp.	2,808	142,366
Burlington Resources Inc.	3,378	140,187

		282,553

OIL & GAS SERVICES – 0.52%
Halliburton Co.	3,778	139,937

		139,937

PHARMACEUTICALS – 4.07%
Abbott Laboratories	13,398	571,157
Medco Health Solutions Inc.[2]	2,340	79,349
Wyeth	11,421	452,843

		1,103,349

REAL ESTATE INVESTMENT TRUSTS – 0.41%
Simon Property Group Inc.	1,893	110,400

		110,400

RETAIL – 7.80%
Costco Wholesale Corp.	3,948	189,267
CVS Corp.	3,400	147,764
Gap Inc. (The)	5,622	112,328
Home Depot Inc.[1]	19,069	783,355
McDonald’s Corp.	10,783	314,324
Target Corp.	7,086	354,442
TJX Companies Inc.	4,305	103,234
Yum! Brands Inc.	2,517	109,490

		2,114,204

SAVINGS & LOANS – 0.57%
Golden West Financial Corp.	1,314	153,633

		153,633

SOFTWARE – 2.80%
Automatic Data Processing Inc.	5,055	219,336
Computer Associates International Inc.	3,999	110,812
Oracle Corp.[2]	33,797	427,870

		758,018

TELECOMMUNICATIONS – 4.00%
Corning Inc.[2]	11,924	136,530
Lucent Technologies Inc.[1,2]	36,875	130,906
Motorola Inc.	20,072	346,443

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Nextel Communications Inc. Class A2	9,227	$244,423
Sprint Corp. (FON Group)	10,790	226,051

		1,084,353

TRANSPORTATION – 2.33%
FedEx Corp.	2,568	233,996
United Parcel Service Inc. Class B	5,033	398,513

		632,509

TOTAL COMMON STOCKS (Cost: $26,913,705)		27,078,559

SHORT-TERM INVESTMENTS – 6.23%

COMMERCIAL PAPER – 1.06%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$8,371	8,368
Aspen Funding Corp.
1.85%, 11/01/04[3]	32,031	32,031
Barton Capital Corp.
1.78%, 11/04/04[3]	9,643	9,642
1.79%, 11/08/04[3]	8,760	8,757
CRC Funding LLC
1.78%, 11/09/04[3]	5,580	5,578
Delaware Funding Corp.
1.78%, 11/10/04[3]	6,138	6,136
Edison Asset Securitization
1.45%, 11/09/04[3]	11,161	11,157
1.59%, 12/02/04[3]	11,161	11,145
Eureka Securitization Inc.
1.79%, 11/01/04[3]	4,742	4,742
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	5,580	5,559
Grampian Funding LLC
1.59%, 11/30/04[3]	5,580	5,573
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	2,790	2,789
Nationwide Building Society
1.63%, 12/09/04[3]	9,263	9,247
Polonius Inc.
1.79%, 11/12/04[3]	5,580	5,577
Prudential Funding LLC
1.60%, 12/01/04[3]	5,580	5,573
1.85%, 11/01/04[3]	27,902	27,902

Security	Principal	Value
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	$6,398	$6,398
Scaldis Capital LLC
1.78%, 11/08/04[3]	25,112	25,103
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	6,528	6,525
UBS Finance (Delaware)
1.11%, 12/17/04[3]	16,741	16,717
1.85%, 11/01/04[3]	55,804	55,804
Windmill Funding Corp.
1.79%, 11/02/04[3]	1,674	1,674
1.79%, 11/03/04[3]	6,696	6,696
1.79%, 11/08/04[3]	8,125	8,122

		286,815

FLOATING RATE NOTES – 1.88%
American Express Credit Corp.
1.95%, 10/26/05[3]	11,161	11,167
Bank of Nova Scotia
1.85%, 09/26/05[3]	2,790	2,789
Beta Finance Inc.
1.78%, 05/04/05[3,4]	6,696	6,696
1.89%, 09/23/05[3,4]	10,045	10,041
1.89%, 09/27/05[3,4]	8,929	8,925
1.91%, 03/15/05[3,4]	5,580	5,582
2.04%, 10/27/05[3,4]	10,603	10,614
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	16,741	16,737
1.90%, 10/31/05[3]	11,161	11,158
CC USA Inc.
1.78%, 05/04/05[3,4]	11,161	11,160
2.06%, 07/29/05[3,4]	11,161	11,158
Den Danske Bank NY
1.79%, 08/12/05[3]	11,161	11,158
1.87%, 08/26/05[3]	11,161	11,158
2.00%, 10/17/05[3]	11,161	11,158
Depfa Bank PLC
1.86%, 09/15/05[3]	11,161	11,161
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	9,263	9,261

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2004

Security	Principal	Value
Five Finance Inc.
1.91%, 04/29/05[3,4]	$8,929	$8,928
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	11,161	11,161
K2 USA LLC
1.81%, 09/12/05[3,4]	11,161	11,159
1.82%, 06/10/05[3,4]	11,161	11,160
1.89%, 10/20/05[3,4]	11,161	11,161
2.05%, 07/25/05[3,4]	5,580	5,580
Links Finance LLC
1.82%, 04/15/05[3,4]	11,161	11,160
2.12%, 04/25/05[3]	11,161	11,164
National City Bank (Ohio)
1.79%, 08/09/05[3]	11,161	11,158
1.85%, 06/10/05[3]	5,580	5,581
1.86%, 06/23/05[3]	11,161	11,159
Nationwide Building Society
1.96%, 10/28/05[3,4]	18,973	18,976
Norddeutsche Landesbank
2.04%, 07/27/05[3]	11,161	11,158
Northern Rock PLC
1.90%, 10/25/05[3,4]	22,322	22,322
2.02%, 01/13/05[3,4]	10,603	10,603
Permanent Financing PLC
1.81%, 03/10/05[3]	11,161	11,161
1.82%, 12/10/04[3]	5,580	5,580
1.84%, 06/10/05[3]	5,022	5,022
Sigma Finance Inc.
1.84%, 11/15/04[3]	11,161	11,161
1.86%, 08/17/05[3]	5,580	5,581
1.86%, 09/15/05[3]	13,951	13,952
Tango Finance Corp.
1.66%, 05/17/05[3,4]	9,263	9,263
1.70%, 02/25/05[3,4]	6,250	6,250
1.80%, 04/07/05[3,4]	4,096	4,096
1.83%, 01/18/05[3,4]	4,911	4,911
1.84%, 09/15/05[3,4]	9,821	9,820
1.90%, 07/25/05[3,4]	11,161	11,160

Security	Shares or Principal	Value
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	$8,371	$8,369
1.83%, 09/15/05[3]	8,371	8,370
1.83%, 10/14/05[3,4]	5,580	5,580
1.84%, 06/15/05[3,4]	5,580	5,580
White Pine Finance LLC
1.68%, 05/20/05[3]	5,022	5,022
1.80%, 07/05/05[3]	5,580	5,580
1.82%, 04/15/05[3,4]	8,371	8,370
1.83%, 11/15/04[3,4]	6,696	6,696
1.84%, 06/15/05[3,4]	4,576	4,576
1.89%, 03/29/05[3]	4,799	4,799
1.90%, 08/26/05[3,4]	5,580	5,579
2.02%, 07/11/05[3]	2,790	2,790
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	7,969	7,969

		509,590

MEDIUM-TERM NOTES – 0.13%
CC USA Inc.
1.29%, 04/15/05[3,4]	11,161	11,160
1.51%, 02/15/05[3,4]	7,254	7,258
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	8,371	8,370
K2 USA LLC
1.46%, 01/12/05[3,4]	5,580	5,580
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	2,790	2,790

		35,158

MONEY MARKET FUNDS – 1.30%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	44,643	44,643
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	176,827	176,827
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	122,768	122,768
BlackRock Temp Cash Money Market Fund[3]	2,501	2,501

12	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	4,555	$4,555

		351,294

REPURCHASE AGREEMENTS – 0.99%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	$44,643	44,643
Bank of America N.A.
1.86%, 11/01/04[3,6]	111,608	111,608
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	111,608	111,608

		267,859

TIME DEPOSITS – 0.72%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	11,161	11,161
1.33%, 02/10/05[3]	5,580	5,580
1.39%, 02/02/05[3]	5,580	5,580
1.39%, 04/08/05[3]	7,813	7,812
Bank of New York
1.39%, 11/01/04[3]	11,161	11,161
1.60%, 12/03/04[3]	2,790	2,790
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	2,790	2,790
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	7,143	7,143
Key Bank N.A.
1.81%, 11/01/04[3]	14,509	14,509
National City Bank (Ohio)
1.25%, 01/06/05[3]	11,161	11,161
Nordea Bank PLC
2.11%, 06/07/05[3]	11,161	11,159
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	22,322	22,322
Toronto-Dominion Bank
1.22%, 03/23/05[3]	19,531	19,530
1.34%, 02/10/05[3]	4,464	4,464
1.41%, 11/01/04[3]	8,371	8,371
1.77%, 05/10/05[3]	5,580	5,580
1.90%, 05/11/05[3]	5,580	5,580
World Savings Bank FSB
1.76%, 11/12/04[3]	39,621	39,621

		196,314

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	$7,813	$7,824
1.80%, 01/18/05[3]	5,190	5,170
1.80%, 01/19/05[3]	5,580	5,558
2.06%, 05/31/05[3]	5,564	5,497
Federal National Mortgage Association
2.33%, 07/22/05[3]	16,741	16,451

		40,500

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,687,530)		1,687,530

TOTAL INVESTMENTS IN SECURITIES – 106.14% (Cost: $28,601,235)		28,766,089

Other Assets, Less Liabilities – (6.14%)		(1,663,843)

NET ASSETS – 100.00%		$27,102,246

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$7,144,062	26.36%
Industrial	6,799,135	25.08
Financial	4,826,902	17.81
Communications	2,637,787	9.74
Consumer Cyclical	2,607,977	9.62
Technology	2,280,811	8.42
Energy	422,490	1.56
Basic Materials	359,395	1.32
Short-Term and Other Net Assets	23,687	0.09

TOTAL	$27,102,246	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.00%

AIRLINES – 0.43%
Southwest Airlines Co.	6,208	$97,900

		97,900

BEVERAGES – 3.53%
Coca-Cola Co. (The)	19,745	802,832

		802,832

BIOTECHNOLOGY – 4.96%
Amgen Inc.[1]	11,119	631,559
Biogen Idec Inc.[1]	2,974	172,968
Chiron Corp.[1]	960	31,123
Genentech Inc.[1]	4,105	186,901
Genzyme Corp.[1,2]	2,005	105,202

		1,127,753

COMMERCIAL SERVICES – 0.83%
Apollo Group Inc. Class A1	1,396	92,136
Paychex Inc.	2,936	96,283

		188,419

COMPUTERS – 4.63%
Dell Inc.[1]	19,525	684,546
EMC Corp.[1]	21,261	273,629
Lexmark International Inc.[1]	1,130	93,914

		1,052,089

COSMETICS & PERSONAL CARE – 0.92%
Avon Products Inc.	4,156	164,370
Estee Lauder Companies Inc. Class A	1,063	45,656

		210,026

DIVERSIFIED FINANCIAL SERVICES – 1.15%
Schwab (Charles) Corp. (The)	9,688	88,645
SLM Corp.	3,831	173,391

		262,036

ENTERTAINMENT – 0.44%
International Game Technology Inc.	3,040	100,442

		100,442

FOOD – 1.15%
Sysco Corp.	5,619	181,325
Wrigley (William Jr.) Co.	1,226	80,180

		261,505

HEALTH CARE - PRODUCTS – 6.37%
Alcon Inc.[2]	688	48,986
Biomet Inc.	2,056	95,974
Boston Scientific Corp.[1]	5,300	187,090
Guidant Corp.	2,764	184,138
Medtronic Inc.	10,622	542,890
St. Jude Medical Inc.[1]	1,556	119,143
Stryker Corp.	2,416	104,105
Zimmer Holdings Inc.[1]	2,145	166,431

		1,448,757

HEALTH CARE - SERVICES – 1.85%
UnitedHealth Group Inc.	5,812	420,789

		420,789

INTERNET – 5.15%
Amazon.com Inc.[1,2]	2,592	88,465
eBay Inc.[1]	4,348	424,408
Google Inc. Class A1,2	196	37,378
IAC/InterActiveCorp[1]	4,397	95,063
Symantec Corp.[1]	2,770	157,724
Yahoo! Inc.[1]	10,135	366,786

		1,169,824

LEISURE TIME – 0.66%
Harley-Davidson Inc.	2,594	149,337

		149,337

MANUFACTURING – 0.54%
Danaher Corp.[2]	2,250	124,042

		124,042

MEDIA – 8.00%
Clear Channel Communications Inc.	4,727	157,882
Cox Communications Inc. Class A1	1,776	61,165
DIRECTV Group Inc. (The)[1,2]	8,034	134,730
EchoStar Communications Corp.[1]	1,900	60,078
Fox Entertainment Group Inc. Class A1	1,520	45,083
Liberty Media Corp. Class A	21,662	193,225
Time Warner Inc.[1,2]	38,653	643,186
Univision Communications Inc. Class A1	2,212	68,484
Walt Disney Co. (The)	18,025	454,590

		1,818,423

14	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
MINING – 0.75%
Newmont Mining Corp.	3,569	$169,599

		169,599

OIL & GAS SERVICES – 1.99%
Baker Hughes Inc.	2,934	125,663
Schlumberger Ltd.	5,187	326,470

		452,133

PHARMACEUTICALS – 12.85%
Allergan Inc.	1,169	83,654
Cardinal Health Inc.	3,783	176,855
Forest Laboratories Inc.[1]	3,255	145,173
Gilead Sciences Inc.[1]	3,785	131,075
Lilly (Eli) & Co.	8,477	465,472
Pfizer Inc.	66,302	1,919,443

		2,921,672

RETAIL – 11.52%
Bed Bath & Beyond Inc.[1]	2,624	107,033
Best Buy Co. Inc.	2,327	137,805
Kohl’s Corp.[1]	2,666	135,326
Lowe’s Companies Inc.	6,257	352,144
Staples Inc.	4,373	130,053
Starbucks Corp.[1]	3,493	184,710
Walgreen Co.	9,000	323,010
Wal-Mart Stores Inc.[2]	23,154	1,248,464

		2,618,545

SEMICONDUCTORS – 10.46%
Analog Devices Inc.	3,286	132,294
Applied Materials Inc.[1]	14,887	239,681
Broadcom Corp. Class A1	2,269	61,376
Intel Corp.	56,331	1,253,928
Linear Technology Corp.	2,696	102,124
Maxim Integrated Products Inc.[2]	2,833	124,624
Texas Instruments Inc.[2]	15,206	371,787
Xilinx Inc.	3,024	92,534

		2,378,348

SOFTWARE – 14.17%
Adobe Systems Inc.	2,108	118,111
Electronic Arts Inc.[1]	2,628	118,050
First Data Corp.	7,533	310,962
Intuit Inc.[1]	1,546	70,127

Security	Shares or Principal	Value
Microsoft Corp.	90,027	$2,519,856
Veritas Software Corp.[1]	3,808	83,319

		3,220,425

TELECOMMUNICATIONS – 7.65%
Cisco Systems Inc.[1]	59,375	1,140,594
QUALCOMM Inc.	14,296	597,716

		1,738,310

TOTAL COMMON STOCKS (Cost: $23,914,166)		22,733,206

SHORT-TERM INVESTMENTS – 7.94%

COMMERCIAL PAPER – 1.35%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$8,963	8,959
Aspen Funding Corp.
1.85%, 11/01/04[3]	34,297	34,297
Barton Capital Corp.
1.78%, 11/04/04[3]	10,325	10,324
1.79%, 11/08/04[3]	9,379	9,376
CRC Funding LLC
1.78%, 11/09/04[3]	5,975	5,973
Delaware Funding Corp.
1.78%, 11/10/04[3]	6,573	6,570
Edison Asset Securitization
1.45%, 11/09/04[3]	11,950	11,946
1.59%, 12/02/04[3]	11,950	11,934
Eureka Securitization Inc.
1.79%, 11/01/04[3]	5,077	5,077
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	5,975	5,952
Grampian Funding LLC
1.59%, 11/30/04[3]	5,975	5,967
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	2,988	2,986
Nationwide Building Society
1.63%, 12/09/04[3]	9,919	9,901
Polonius Inc.
1.79%, 11/12/04[3]	5,975	5,972
Prudential Funding LLC
1.60%, 12/01/04[3]	5,975	5,967
1.85%, 11/01/04[3]	29,875	29,875

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2004

Security	Principal	Value
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	$6,851	$6,851
Scaldis Capital LLC
1.78%, 11/08/04[3]	26,888	26,878
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	6,990	6,986
UBS Finance (Delaware)
1.11%, 12/17/04[3]	17,925	17,900
1.85%, 11/01/04[3]	59,750	59,750
Windmill Funding Corp.
1.79%, 11/02/04[3]	1,793	1,792
1.79%, 11/03/04[3]	7,170	7,169
1.79%, 11/08/04[3]	8,700	8,697

		307,099

FLOATING RATE NOTES – 2.40%
American Express Credit Corp.
1.95%, 10/26/05[3]	11,950	11,957
Bank of Nova Scotia
1.85%, 09/26/05[3]	2,988	2,986
Beta Finance Inc.
1.78%, 05/04/05[3],4	7,170	7,169
1.89%, 09/23/05[3],4	10,755	10,751
1.89%, 09/27/05[3],4	9,560	9,557
1.91%, 03/15/05[3],4	5,975	5,977
2.04%, 10/27/05[3],4	11,353	11,365
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	17,925	17,920
1.90%, 10/31/05[3]	11,950	11,947
CC USA Inc.
1.78%, 05/04/05[3],4	11,950	11,949
2.06%, 07/29/05[3,4]	11,950	11,947
Den Danske Bank NY
1.79%, 08/12/05[3]	11,950	11,947
1.87%, 08/26/05[3]	11,950	11,947
2.00%, 10/17/05[3]	11,950	11,947
Depfa Bank PLC
1.86%, 09/15/05[3]	11,950	11,950
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	9,919	9,916
Five Finance Inc.
1.91%, 04/29/05[3,4]	9,560	9,560
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	11,950	11,950
K2 USA LLC
1.81%, 09/12/05[3,4]	11,950	11,948
1.82%, 06/10/05[3,4]	11,950	11,949
1.89%, 10/20/05[3,4]	11,950	11,950
2.05%, 07/25/05[3,4]	5,975	5,974
Links Finance LLC
1.82%, 04/15/05[3,4]	11,950	11,949
2.12%, 04/25/05[3]	11,950	11,954
National City Bank (Ohio)
1.79%, 08/09/05[3]	11,950	11,947
1.85%, 06/10/05[3]	5,975	5,976
1.86%, 06/23/05[3]	11,950	11,948
Nationwide Building Society
1.96%, 10/28/05[3,4]	20,315	20,318
Norddeutsche Landesbank
2.04%, 07/27/05[3]	11,950	11,947
Northern Rock PLC
1.90%, 10/25/05[3,4]	23,900	23,900
2.02%, 01/13/05[3,4]	11,353	11,353
Permanent Financing PLC
1.81%, 03/10/05[3]	11,950	11,950
1.82%, 12/10/04[3]	5,975	5,975
1.84%, 06/10/05[3]	5,378	5,378
Sigma Finance Inc.
1.84%, 11/15/04[3]	11,950	11,950
1.86%, 08/17/05[3]	5,975	5,975
1.86%, 09/15/05[3]	14,938	14,939
Tango Finance Corp.
1.66%, 05/17/05[3,4]	9,919	9,918
1.70%, 02/25/05[3,4]	6,692	6,692
1.80%, 04/07/05[3,4]	4,386	4,385
1.83%, 01/18/05[3,4]	5,258	5,258
1.84%, 09/15/05[3,4]	10,516	10,515
1.90%, 07/25/05[3,4]	11,950	11,950
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	8,963	8,961
1.83%, 09/15/05[3]	8,963	8,961
1.83%, 10/14/05[3,4]	5,975	5,974
1.84%, 06/15/05[3,4]	5,975	5,974

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2004

Security	Shares or Principal	Value

White Pine Finance LLC
1.68%, 05/20/05[3]	$5,378	$5,377
1.80%, 07/05/05[3]	5,975	5,974
1.82%, 04/15/05[3,4]	8,963	8,962
1.83%, 11/15/04[3,4]	7,170	7,170
1.84%, 06/15/05[3,4]	4,900	4,900
1.89%, 03/29/05[3]	5,139	5,138
1.90%, 08/26/05[3,4]	5,975	5,974
2.02%, 07/11/05[3]	2,988	2,987
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	8,532	8,532

		545,624

MEDIUM-TERM NOTES – 0.17%
CC USA Inc.
1.29%, 04/15/05[3,4]	11,950	11,950
1.51%, 02/15/05[3,4]	7,768	7,771
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	8,963	8,962
K2 USA LLC
1.46%, 01/12/05[3,4]	5,975	5,975
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	2,988	2,987

		37,645

MONEY MARKET FUNDS – 1.65%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	47,800	47,800
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	187,993	187,993
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	131,451	131,451
BlackRock Temp Cash Money Market Fund[3]	2,678	2,678
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	4,877	4,877

		374,799

Security	Principal	Value
REPURCHASE AGREEMENTS – 1.26%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	$47,800	$47,800
Bank of America N.A.
1.86%, 11/01/04[3,6]	119,501	119,501
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	119,501	119,501

		286,802

TIME DEPOSITS – 0.92%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	11,950	11,950
1.33%, 02/10/05[3]	5,975	5,975
1.39%, 02/02/05[3]	5,975	5,975
1.39%, 04/08/05[3]	8,365	8,365
Bank of New York
1.39%, 11/01/04[3]	11,950	11,950
1.60%, 12/03/04[3]	2,988	2,987
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	2,988	2,988
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	7,648	7,648
Key Bank N.A.
1.81%, 11/01/04[3]	15,535	15,536
National City Bank (Ohio)
1.25%, 01/06/05[3]	11,950	11,950
Nordea Bank PLC
2.11%, 06/07/05[3]	11,950	11,949
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	23,900	23,900
Toronto-Dominion Bank
1.22%, 03/23/05[3]	20,913	20,912
1.34%, 02/10/05[3]	4,780	4,780
1.41%, 11/01/04[3]	8,963	8,963
1.77%, 05/10/05[3]	5,975	5,975
1.90%, 05/11/05[3]	5,975	5,975
World Savings Bank FSB
1.76%, 11/12/04[3]	42,423	42,422

		210,200

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.19%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	$8,365	$8,377
1.80%, 01/18/05[3]	5,557	5,535
1.80%, 01/19/05[3]	5,975	5,951
2.06%, 05/31/05[3]	5,957	5,886
Federal National Mortgage Association
2.33%, 07/22/05[3]	17,925	17,621

		43,370

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,805,539)		1,805,539

TOTAL INVESTMENTS IN SECURITIES – 107.94% (Cost: $25,719,705)		24,538,745

Other Assets, Less Liabilities – (7.94%)		(1,804,680)

NET ASSETS – 100.00%		$22,734,065

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$7,381,753	32.46%
Technology	6,650,862	29.26
Communications	4,726,557	20.80
Consumer Cyclical	2,966,224	13.05
Energy	452,133	1.99
Financial	262,036	1.15
Basic Materials	169,599	0.75
Industrial	124,042	0.54
Short-Term and Other Net Assets	859	0.00

TOTAL	$22,734,065	100.00%

See notes to financial statements.

18	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.83%

AEROSPACE & DEFENSE – 1.16%
Northrop Grumman Corp.	2,942	$152,248
Raytheon Co.	3,700	134,976

		287,224

AGRICULTURE – 3.30%
Altria Group Inc.	16,857	816,890

		816,890

AUTO MANUFACTURERS – 1.35%
Ford Motor Co1	14,406	187,710
General Motors Corp.[1]	3,789	146,066

		333,776

AUTO PARTS & EQUIPMENT – 0.36%
Johnson Controls Inc.	1,568	89,925

		89,925

BANKS – 15.00%
Bank of America Corp.	33,412	1,496,523
Bank of New York Co. Inc. (The)	6,354	206,251
BB&T Corp.	4,541	186,680
Comerica Inc.	1,308	80,455
Genworth Financial Inc. Class A	1,176	28,059
KeyCorp	3,352	112,594
National City Corp.	4,759	185,458
PNC Financial Services Group	2,328	121,754
SouthTrust Corp.	2,745	119,600
SunTrust Banks Inc.	2,829	199,105
U.S. Bancorp	15,444	441,853
Wachovia Corp.	10,760	529,500

		3,707,832

CHEMICALS – 3.57%
Air Products & Chemicals Inc.	1,756	93,384
Dow Chemical Co. (The)	7,722	347,027
Du Pont (E.I.) de Nemours and Co.	8,203	351,663
PPG Industries Inc.	1,416	90,270

		882,344

COMPUTERS – 2.20%
Hewlett-Packard Co.	22,505	419,943
Sun Microsystems Inc.[2]	27,432	124,267

		544,210

DIVERSIFIED FINANCIAL SERVICES – 19.95%
Citigroup Inc.	42,477	1,884,704
Federal Home Loan Mortgage Corp.	5,659	376,889
Federal National Mortgage Association	7,953	557,903
JP Morgan Chase & Co.	29,261	1,129,475
Lehman Brothers Holdings Inc.	2,222	182,537
Merrill Lynch & Co. Inc.	7,077	381,733
Morgan Stanley	8,233	420,624

		4,933,865

ELECTRIC – 6.57%
American Electric Power Co. Inc.	3,264	107,484
Dominion Resources Inc.	2,712	174,436
Duke Energy Corp.[1]	7,699	188,856
Entergy Corp.	1,857	121,374
Exelon Corp.	5,407	214,225
FirstEnergy Corp.	2,720	112,418
FPL Group Inc.	1,403	96,667
PG&E Corp.[2]	3,221	103,201
Progress Energy Inc.	2,032	83,922
Public Service Enterprise Group Inc.[1]	1,923	81,901
Southern Co. (The)[1]	6,044	190,930
TXU Corp.	2,429	148,703

		1,624,117

ELECTRICAL COMPONENTS & EQUIPMENT – 0.89%
Emerson Electric Co.	3,456	221,357

		221,357

FOOD – 3.01%
Archer-Daniels-Midland Co.	4,896	94,836
Campbell Soup Co.	2,078	55,773
ConAgra Foods Inc.	4,360	115,104
Heinz (H.J.) Co.	2,881	104,724
Kraft Foods Inc.[1]	2,150	71,616
Kroger Co.[2]	5,571	84,178
Safeway Inc.[2]	3,659	66,740
Sara Lee Corp.	6,471	150,645

		743,616

FOREST PRODUCTS & PAPER – 1.08%
International Paper Co.	3,982	153,347
Weyerhaeuser Co.	1,822	114,130

		267,477

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
INSURANCE – 4.80%
ACE Ltd.	2,336	$88,908
Allstate Corp. (The)	5,677	273,007
Chubb Corp.	1,566	112,956
Hartford Financial Services Group Inc.	2,385	139,475
Loews Corp.	1,035	61,996
MetLife Inc.	3,434	131,694
Principal Financial Group Inc.	2,589	97,761
Prudential Financial Inc.	4,251	197,544
XL Capital Ltd. Class A	1,140	82,650

		1,185,991

MANUFACTURING – 0.88%
Honeywell International Inc.	6,440	216,899

		216,899

OFFICE & BUSINESS EQUIPMENT – 0.34%
Pitney Bowes Inc.	1,911	83,606

		83,606

OIL & GAS – 18.50%
Anadarko Petroleum Corp.	2,063	139,149
ChevronTexaco Corp.	17,581	932,848
ConocoPhillips	5,135	432,932
Devon Energy Corp.	1,876	138,768
Exxon Mobil Corp.	53,716	2,643,902
Marathon Oil Corp.	2,848	108,537
Occidental Petroleum Corp.	3,208	179,103

		4,575,239

PHARMACEUTICALS – 4.71%
Bristol-Myers Squibb Co.	15,988	374,599
Merck & Co. Inc.	18,231	570,813
Schering-Plough Corp.	12,060	218,407

		1,163,819

REAL ESTATE INVESTMENT TRUSTS – 0.38%
Equity Office Properties Trust	3,328	93,583

		93,583

RETAIL – 0.59%
Limited Brands Inc.	3,602	89,258
Sears, Roebuck and Co.	1,613	56,455

		145,713

Security	Shares or Principal	Value
SAVINGS & LOANS – 1.12%
Washington Mutual Inc.	7,149	$276,738

		276,738

TELECOMMUNICATIONS – 9.01%
Alltel Corp.	2,524	138,643
AT&T Corp.	6,463	110,582
BellSouth Corp.	15,047	401,303
SBC Communications Inc.	27,211	687,350
Verizon Communications Inc.	22,744	889,290

		2,227,168

TRANSPORTATION – 1.06%
Burlington Northern Santa Fe Corp.	3,062	128,022
Union Pacific Corp.	2,122	133,622

		261,644

TOTAL COMMON STOCKS (Cost: $24,060,181)		24,683,033

SHORT-TERM INVESTMENTS – 1.66%

COMMERCIAL PAPER – 0.27%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$1,973	1,972
Aspen Funding Corp.
1.85%, 11/01/04[3]	7,548	7,548
Barton Capital Corp.
1.78%, 11/04/04[3]	2,272	2,272
1.79%, 11/08/04[3]	2,064	2,063
CRC Funding LLC
1.78%, 11/09/04[3]	1,315	1,314
Delaware Funding Corp.
1.78%, 11/10/04[3]	1,447	1,446
Edison Asset Securitization
1.45%, 11/09/04[3]	2,630	2,629
1.59%, 12/02/04[3]	2,630	2,627
Eureka Securitization Inc.
1.79%, 11/01/04[3]	1,117	1,117
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	1,315	1,311
Grampian Funding LLC
1.59%, 11/30/04[3]	1,315	1,313

20	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2004

Security	Principal	Value
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	$658	$657
Nationwide Building Society
1.63%, 12/09/04[3]	2,183	2,179
Polonius Inc.
1.79%, 11/12/04[3]	1,315	1,314
Prudential Funding LLC
1.60%, 12/01/04[3]	1,315	1,313
1.85%, 11/01/04[3]	6,575	6,575
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	1,508	1,508
Scaldis Capital LLC
1.78%, 11/08/04[3]	5,918	5,916
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	1,538	1,538
UBS Finance (Delaware)
1.11%, 12/17/04[3]	3,945	3,939
1.85%, 11/01/04[3]	13,150	13,150
Windmill Funding Corp.
1.79%, 11/02/04[3]	395	394
1.79%, 11/03/04[3]	1,578	1,578
1.79%, 11/08/04[3]	1,915	1,914

		67,587

FLOATING RATE NOTES – 0.49%
American Express Credit Corp.
1.95%, 10/26/05[3]	2,630	2,632
Bank of Nova Scotia
1.85%, 09/26/05[3]	658	657
Beta Finance Inc.
1.78%, 05/04/05[3,4]	1,578	1,578
1.89%, 09/23/05[3,4]	2,367	2,366
1.89%, 09/27/05[3,4]	2,104	2,103
1.91%, 03/15/05[3,4]	1,315	1,315
2.04%, 10/27/05[3,4]	2,499	2,501
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	3,945	3,944
1.90%, 10/31/05[3]	2,630	2,629
CC USA Inc.
1.78%, 05/04/05[3,4]	2,630	2,630
2.06%, 07/29/05[3,4]	2,630	2,629
Den Danske Bank NY
1.79%, 08/12/05[3]	2,630	2,629
1.87%, 08/26/05[3]	2,630	2,629
2.00%, 10/17/05[3]	2,630	2,629
Depfa Bank PLC
1.86%, 09/15/05[3]	2,630	2,631
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	2,183	2,182
Five Finance Inc.
1.91%, 04/29/05[3,4]	2,104	2,104
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	2,630	2,631
K2 USA LLC
1.81%, 09/12/05[3,4]	2,630	2,630
1.82%, 06/10/05[3,4]	2,630	2,630
1.89%, 10/20/05[3,4]	2,630	2,630
2.05%, 07/25/05[3,4]	1,315	1,315
Links Finance LLC
1.82%, 04/15/05[3,4]	2,630	2,630
2.12%, 04/25/05[3]	2,630	2,631
National City Bank (Ohio)
1.79%, 08/09/05[3]	2,630	2,630
1.85%, 06/10/05[3]	1,315	1,315
1.86%, 06/23/05[3]	2,630	2,630
Nationwide Building Society
1.96%, 10/28/05[3,4]	4,471	4,472
Norddeutsche Landesbank
2.04%, 07/27/05[3]	2,630	2,629
Northern Rock PLC
1.90%, 10/25/05[3,4]	5,260	5,260
2.02%, 01/13/05[3,4]	2,499	2,499
Permanent Financing PLC
1.81%, 03/10/05[3]	2,630	2,631
1.82%, 12/10/04[3]	1,315	1,316
1.84%, 06/10/05[3]	1,184	1,184
Sigma Finance Inc.
1.84%, 11/15/04[3]	2,630	2,631
1.86%, 08/17/05[3]	1,315	1,315
1.86%, 09/15/05[3]	3,288	3,288

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Tango Finance Corp.
1.66%, 05/17/05[3,4]	$2,183	$2,183
1.70%, 02/25/05[3,4]	1,473	1,473
1.80%, 04/07/05[3,4]	965	965
1.83%, 01/18/05[3,4]	1,157	1,157
1.84%, 09/15/05[3,4]	2,314	2,314
1.90%, 07/25/05[3,4]	2,630	2,630
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	1,973	1,972
1.83%, 09/15/05[3]	1,973	1,972
1.83%, 10/14/05[3,4]	1,315	1,315
1.84%, 06/15/05[3,4]	1,315	1,315
White Pine Finance LLC
1.68%, 05/20/05[3]	1,184	1,183
1.80%, 07/05/05[3]	1,315	1,315
1.82%, 04/15/05[3,4]	1,973	1,972
1.83%, 11/15/04[3,4]	1,578	1,579
1.84%, 06/15/05[3,4]	1,078	1,079
1.89%, 03/29/05[3]	1,131	1,131
1.90%, 08/26/05[3,4]	1,315	1,315
2.02%, 07/11/05[3]	658	657
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	1,878	1,878

		120,090

MEDIUM-TERM NOTES – 0.03%
CC USA Inc.
1.29%, 04/15/05[3,4]	2,630	2,630
1.51%, 02/15/05[3,4]	1,710	1,710
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	1,973	1,972
K2 USA LLC
1.46%, 01/12/05[3,4]	1,315	1,315
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	658	657

		8,284

MONEY MARKET FUNDS – 0.39%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	10,520	10,520
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	55,277	55,277
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	28,930	28,930
BlackRock Temp Cash Money Market Fund[3]	589	589
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	1,073	1,073

		96,389

REPURCHASE AGREEMENTS – 0.25%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	10,520	10,520
Bank of America N.A.
1.86%, 11/01/04[3,6]	26,300	26,300
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	26,300	26,300

		63,120

TIME DEPOSITS – 0.19%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	2,630	2,631
1.33%, 02/10/05[3]	1,315	1,315
1.39%, 02/02/05[3]	1,315	1,315
1.39%, 04/08/05[3]	1,841	1,841
Bank of New York
1.39%, 11/01/04[3]	2,630	2,631
1.60%, 12/03/04[3]	658	657
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	658	658
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	1,683	1,683
Key Bank N.A.
1.81%, 11/01/04[3]	3,419	3,419
National City Bank (Ohio)
1.25%, 01/06/05[3]	2,630	2,630
Nordea Bank PLC
2.11%, 06/07/05[3]	2,630	2,630
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	5,260	5,260

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2004

Security	Principal	Value
Toronto-Dominion Bank
1.22%, 03/23/05[3]	$4,603	$4,602
1.34%, 02/10/05[3]	1,052	1,052
1.41%, 11/01/04[3]	1,973	1,973
1.77%, 05/10/05[3]	1,315	1,315
1.90%, 05/11/05[3]	1,315	1,315
World Savings Bank FSB
1.76%, 11/12/04[3]	9,337	9,329

		46,256

U.S. GOVERNMENT AGENCY NOTES – 0.04%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	1,841	1,844
1.80%, 01/18/05[3]	1,223	1,218
1.80%, 01/19/05[3]	1,315	1,310
2.06%, 05/31/05[3]	1,311	1,296
Federal National Mortgage Association
2.33%, 07/22/05[3]	3,945	3,879

		9,547

TOTAL SHORT-TERM INVESTMENTS (Cost: $411,273)		411,273

TOTAL INVESTMENTS IN SECURITIES – 101.49% (Cost: $24,471,454)		25,094,306

Other Assets, Less Liabilities – (1.49%)		(367,897)

NET ASSETS – 100.00%		$24,726,409

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$10,198,009	41.25%
Energy	4,575,239	18.50
Consumer Non-Cyclical	2,724,325	11.02
Communications	2,227,168	9.01
Utilities	1,624,117	6.57
Basic Materials	1,149,821	4.65
Industrial	987,124	3.99
Technology	627,816	2.54
Consumer Cyclical	569,414	2.30
Short-Term and Other Net Assets	43,376	0.17

TOTAL	$24,726,409	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.96%

ADVERTISING – 0.76%
Harte-Hanks Inc.[1]	905	$23,295
Interpublic Group of Companies Inc.[2]	7,474	91,631

		114,926

AEROSPACE & DEFENSE – 1.58%
Alliant Techsystems Inc.[2]	669	38,461
Goodrich (B.F.) Co.	2,065	63,664
Rockwell Collins Inc.	2,862	101,515
United Defense Industries Inc.[2]	863	34,641

		238,281

AGRICULTURE – 1.33%
Monsanto Co.	4,675	199,856

		199,856

APPAREL – 1.13%
Liz Claiborne Inc.[1]	1,892	77,345
Polo Ralph Lauren Corp.	1,030	38,038
Reebok International Ltd.[1]	822	30,414
Timberland Co. Class A2	404	24,806

		170,603

AUTO PARTS & EQUIPMENT – 0.30%
BorgWarner Inc.	990	45,916

		45,916

BANKS – 5.40%
Bank of Hawaii Corp.	935	44,646
BOK Financial Corp.[2]	375	17,066
City National Corp.	808	55,671
Cullen/Frost Bankers Inc.	917	44,933
International Bancshares Corp.	705	26,085
Marshall & Ilsley Corp.	3,636	152,603
Popular Inc.	4,300	110,596
Synovus Financial Corp.	4,543	123,524
TCF Financial Corp.	2,340	73,757
W Holding Co. Inc.[1]	1,415	28,286
Westamerica Bancorp	565	32,312
Zions Bancorporation	1,574	104,152

		813,631

BEVERAGES – 1.18%
Brown-Forman Corp. Class B	710	31,879
Constellation Brands Inc.[2]	1,672	65,593
Pepsi Bottling Group Inc.	2,857	80,110

		177,582

BUILDING MATERIALS – 1.50%
American Standard Companies Inc.[2]	3,174	116,073
Florida Rock Industries Inc.	648	33,469
Vulcan Materials Co.	1,521	75,715

		225,257

CHEMICALS – 2.16%
Airgas Inc.	1,118	27,503
Cabot Corp.	1,092	37,215
International Flavors & Fragrances Inc.	1,412	55,139
Rohm & Haas Co.	2,537	107,543
Sigma-Aldrich Corp.	1,038	57,754
Valspar Corp. (The)	845	39,428

		324,582

COAL – 1.09%
CONSOL Energy Inc.	1,597	56,534
Massey Energy Co.	1,347	36,275
Peabody Energy Corp.[1]	1,127	71,880

		164,689

COMMERCIAL SERVICES – 2.25%
ADESA Inc.[2]	1,695	34,154
ARAMARK Corp. Class B	1,925	43,409
BearingPoint Inc.[2]	3,031	26,370
Block (H & R) Inc.[1]	2,714	129,051
Equifax Inc.	2,460	64,329
Rent-A-Center Inc.[2]	1,406	33,730
Viad Corp.	391	8,418

		339,461

COMPUTERS – 2.51%
Cadence Design Systems Inc.[2]	4,855	60,396
Diebold Inc.	1,273	60,913
DST Systems Inc.[2]	1,191	53,416
Maxtor Corp.[2]	4,390	12,994
Reynolds & Reynolds Co. (The) Class A	1,150	28,301
Seagate Technology	3,717	46,983
Storage Technology Corp.[2]	1,977	53,419
Unisys Corp.[2]	5,822	61,830

		378,252

24	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2004

Security	Shares	Value
COSMETICS & PERSONAL CARE – 0.43%
Alberto-Culver Co.	1,450	$65,047

		65,047

DISTRIBUTION & WHOLESALE – 1.29%
Grainger (W.W.) Inc.	1,431	83,842
Hughes Supply Inc.	1,090	30,967
Ingram Micro Inc. Class A2	2,225	38,381
Tech Data Corp.[2]	1,030	41,602

		194,792

DIVERSIFIED FINANCIAL SERVICES – 3.92%
AmeriCredit Corp.[1,2]	2,782	53,971
E*TRADE Financial Corp.[2]	6,441	83,089
Federated Investors Inc. Class B	1,708	49,515
Friedman, Billings, Ramsey Group Inc. Class A1	2,530	43,364
IndyMac Bancorp Inc.	1,088	35,099
Instinet Group Inc.[2]	2,273	10,910
Janus Capital Group Inc.	4,228	64,477
Jefferies Group Inc.	875	35,114
Nuveen Investments Inc. Class A	310	9,796
Raymond James Financial Inc.	1,055	27,535
T. Rowe Price Group Inc.	2,240	124,925
Waddell & Reed Financial Inc. Class A	1,465	30,780
Westcorp Inc.	425	16,966
WFS Financial Inc.	122	5,375

		590,916

ELECTRIC – 0.64%
Allegheny Energy Inc.[1,2]	2,255	41,289
Reliant Energy Inc.[2]	5,304	54,525

		95,814

ELECTRICAL COMPONENTS & EQUIPMENT – 1.39%
American Power Conversion Corp.	3,335	64,299
AMETEK Inc.	1,215	39,998
Energizer Holdings Inc.[2]	1,368	63,516
Hubbell Inc. Class B	910	41,605

		209,418

ELECTRONICS – 3.88%
Applera Corp. - Applied Biosystems Group	3,544	67,620
Avnet Inc.[2]	2,140	36,294
AVX Corp.[1]	920	11,040
Fisher Scientific International Inc.[2]	2,023	116,039
Mettler Toledo International Inc.[1,2]	745	35,685
Parker Hannifin Corp.	2,106	148,747
PerkinElmer Inc.	2,240	46,010
Solectron Corp.[2]	16,908	88,260
Vishay Intertechnology Inc.[2]	2,700	34,911

		584,606

ENTERTAINMENT – 0.35%
International Speedway Corp. Class A	477	22,438
Metro-Goldwyn-Mayer Inc.	1,390	16,430
Regal Entertainment Group Class A1	678	13,499

		52,367

ENVIRONMENTAL CONTROL – 0.72%
Allied Waste Industries Inc.[2]	4,484	36,589
Republic Services Inc.	2,354	72,503

		109,092

FOOD – 1.94%
Dean Foods Co.[2]	2,774	82,804
Hormel Foods Corp.	1,324	37,218
McCormick & Co. Inc. NVS	2,166	76,741
Smithfield Foods Inc.[2]	1,552	37,605
Smucker (J.M.) Co. (The)	1,030	45,835
Tootsie Roll Industries Inc.[1]	395	11,976

		292,179

FOREST PRODUCTS & PAPER – 0.74%
MeadWestvaco Corp.	3,552	111,995

		111,995

HEALTH CARE - PRODUCTS – 1.39%
Bausch & Lomb Inc.[1]	927	56,510
Beckman Coulter Inc.	1,088	64,736
Edwards Lifesciences Corp.[2]	1,055	36,060
Hillenbrand Industries Inc.	1,031	51,323

		208,629

HEALTH CARE - SERVICES – 1.79%
Coventry Health Care Inc.[2]	1,316	53,824
Humana Inc.[2]	2,833	54,252
Manor Care Inc.	1,580	51,729
Triad Hospitals Inc.[2]	1,366	45,119

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2004

Security	Shares	Value
Universal Health Services Inc. Class B	970	$40,313
WellChoice Inc.[2]	569	23,761

		268,998

HOME BUILDERS – 4.42%
Centex Corp.[1]	2,177	113,073
D.R. Horton Inc.	3,865	115,950
Hovnanian Enterprises Inc. Class A2	605	22,712
Lennar Corp. Class A1	2,172	97,697
Lennar Corp. Class B	200	8,256
M.D.C. Holdings Inc.	420	32,235
NVR Inc.[2]	103	64,581
Pulte Homes Inc.	1,843	101,144
Ryland Group Inc.	420	40,064
Standard-Pacific Corp.	541	30,377
Toll Brothers Inc.[1,2]	844	39,119

		665,208

HOME FURNISHINGS – 0.63%
Leggett & Platt Inc.	3,376	94,967

		94,967

HOUSEHOLD PRODUCTS & WARES – 0.86%
Avery Dennison Corp.	1,719	104,584
Scotts Co. (The) Class A2	390	25,046

		129,630

INSURANCE – 7.71%
Alleghany Corp.[2]	87	25,134
Ambac Financial Group Inc.	1,920	149,875
Axis Capital Holdings Ltd.	2,138	53,578
Cincinnati Financial Corp.	2,764	115,397
Endurance Specialty Holdings Ltd.	792	26,255
Erie Indemnity Co. Class A	522	26,163
Everest Re Group Ltd.	985	78,179
Gallagher (Arthur J.) & Co.	1,631	45,831
HCC Insurance Holdings Inc.	1,153	34,244
Markel Corp.[2]	162	51,516
MBIA Inc.[1]	2,523	145,981
Mercury General Corp.	465	23,915
MGIC Investment Corp.	1,733	111,449
PMI Group Inc. (The)	1,706	66,227
Radian Group Inc.	1,646	78,893
Transatlantic Holdings Inc.	469	27,319
Unitrin Inc.	790	34,112
White Mountains Insurance Group Ltd.[1]	130	66,326

		1,160,394

INTERNET – 0.48%
Check Point Software Technologies Ltd.[1,2]	3,195	72,274

		72,274

LEISURE TIME – 1.72%
Brunswick Corp.	1,679	78,779
Polaris Industries Inc.[1]	770	45,699
Royal Caribbean Cruises Ltd.	1,763	82,156
Sabre Holdings Corp.	2,407	51,775

		258,409

LODGING – 3.41%
Caesars Entertainment Inc.[2]	4,731	84,685
Harrah’s Entertainment Inc.	1,970	115,284
Mandalay Resort Group	1,197	82,354
MGM Mirage[2]	1,039	55,898
Starwood Hotels & Resorts Worldwide Inc.	3,669	175,121

		513,342

MACHINERY – 1.10%
Graco Inc.	1,233	42,415
Rockwell Automation Inc.	2,941	122,610

		165,025

MANUFACTURING – 2.95%
Carlisle Companies Inc.	553	32,146
Crane Co.	1,055	29,403
Dover Corp.	3,578	140,508
ITT Industries Inc.	1,635	132,664
Pall Corp.	2,219	57,383
SPX Corp.[1]	1,353	51,888

		443,992

MEDIA – 3.36%
Belo (A.H.) Corp.	1,755	40,804
Cablevision Systems Corp.[1,2]	3,621	74,520
Gemstar-TV Guide International Inc.[1,2]	4,446	25,564
Hearst-Argyle Television Inc.	475	12,378
Hollinger International Inc.	815	14,548
Knight Ridder Inc.	1,405	96,285
Lee Enterprises Inc.	654	30,293

26	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2004

Security	Shares	Value
McClatchy Co. (The) Class A1	355	$24,672
Meredith Corp.	720	35,280
New York Times Co. Class A	2,579	103,289
UnitedGlobalCom Inc. Class A2	6,475	48,433

		506,066

METAL FABRICATE & HARDWARE – 0.69%
Precision Castparts Corp.	1,152	69,120
Timken Co. (The)	1,456	34,944

		104,064

MINING – 0.07%
Southern Peru Copper Corp.[1]	250	10,795

		10,795

OFFICE FURNISHINGS – 0.42%
Herman Miller Inc.	1,267	29,268
HNI Corp.	840	33,936

		63,204

OIL & GAS – 2.04%
Newfield Exploration Co.[2]	1,077	62,681
Noble Energy Inc.	1,031	59,798
Pioneer Natural Resources Co.	2,559	82,912
Pogo Producing Co.	1,034	47,409
Premcor Inc.[2]	1,391	54,305

		307,105

OIL & GAS SERVICES – 0.42%
FMC Technologies Inc.[2]	1,120	33,858
Tidewater Inc.	940	29,074

		62,932

PACKAGING & CONTAINERS – 2.09%
Ball Corp.	1,852	73,802
Packaging Corp. of America	1,090	23,904
Pactiv Corp.[2]	2,791	66,119
Sealed Air Corp.[2]	1,484	73,517
Smurfit-Stone Container Corp.[1]	4,459	77,408

		314,750

PHARMACEUTICALS – 1.63%
AmerisourceBergen Corp.	1,983	109,144
King Pharmaceuticals Inc.[2]	4,296	46,869
Valeant Pharmaceuticals International[1]	1,485	35,640
Watson Pharmaceuticals Inc.[2]	1,918	53,762

		245,415

PIPELINES – 2.08%
Equitable Resources Inc.	1,042	57,623
Kinder Morgan Inc.	1,714	110,330
Western Gas Resources Inc.	1,054	30,872
Williams Companies Inc.	9,186	114,917

		313,742

REAL ESTATE INVESTMENT TRUSTS – 5.43%
Archstone-Smith Trust	3,445	115,580
Catellus Development Corp.	1,536	44,298
Federal Realty Investment Trust[1]	915	43,417
General Growth Properties Inc.	3,868	127,605
General Growth Properties Inc. Warrants (Expiring 11/9/04)[1,3]	387	—
Mills Corp.[1]	953	52,844
Pan Pacific Retail Properties Inc.	715	40,505
Public Storage Inc.	1,554	81,196
Regency Centers Corp.[1]	1,082	52,867
Rouse Co. (The)	1,812	120,860
United Dominion Realty Trust Inc.	2,276	47,978
Ventas Inc.	1,490	40,081
Weingarten Realty Investors	1,413	51,094

		818,325

RETAIL – 7.22%
Abercrombie & Fitch Co. Class A	1,665	65,235
American Eagle Outfitters Inc.	914	37,364
AnnTaylor Stores Corp.[2]	1,225	27,514
Barnes & Noble Inc.[2]	980	32,605
Big Lots Inc.[2]	2,052	25,424
BJ’s Wholesale Club Inc.[1,2]	1,240	35,997
Brinker International Inc.[2]	1,713	55,330
CBRL Group Inc.	865	31,365
Circuit City Stores Inc.	3,354	54,503
Darden Restaurants Inc.	2,591	63,480
Foot Locker Inc.	2,583	63,025
Kmart Holding Corp.[2]	658	60,562
Nordstrom Inc.	1,852	79,969
Outback Steakhouse Inc.[1]	1,309	51,823
Penney (J.C.) Co. Inc. (Holding Co.)	4,968	171,843
Pier 1 Imports Inc.[1]	1,419	25,471
RadioShack Corp.	2,848	85,241
Regis Corp.	785	33,598

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2004

Security	Shares	Value
7-Eleven Inc.[2]	545	$11,483
Talbots Inc. (The)	420	11,084
Wendy’s International Inc.	1,907	63,637

		1,086,553

SAVINGS & LOANS – 1.36%
Capitol Federal Financial[1]	375	12,743
Independence Community Bank Corp.	1,396	52,531
New York Community Bancorp Inc.[1]	4,223	77,534
People’s Bank	1,657	62,121

		204,929

SEMICONDUCTORS – 2.55%
Advanced Micro Devices Inc.[1,2]	6,241	104,974
Agere Systems Inc. Class A2	14,636	17,710
Agere Systems Inc. Class B2	16,115	18,532
Cypress Semiconductor Corp.[2]	2,237	23,556
LSI Logic Corp.[2]	6,751	30,717
Micron Technology Inc.[2]	10,731	130,704
Teradyne Inc.[2]	3,450	57,132

		383,325

SOFTWARE – 1.38%
BMC Software Inc.[2]	3,917	74,110
Compuware Corp.[2]	6,145	35,580
Dun & Bradstreet Corp.[2]	1,248	70,587
Sybase Inc.[2]	1,712	27,101

		207,378

TELECOMMUNICATIONS – 4.39%
ADC Telecommunications Inc.[2]	14,330	31,669
American Tower Corp. Class A1,2	3,939	67,711
Avaya Inc.[2]	7,353	105,883
CIENA Corp.[2]	10,030	24,774
Citizens Communications Co.	5,118	68,581
NII Holdings Inc. Class B1,2	1,037	45,908
NTL Inc.[2]	1,233	82,007
Scientific-Atlanta Inc.	2,679	73,378
Telephone & Data Systems Inc.	901	67,485
Tellabs Inc.[1,2]	6,649	53,192
Western Wireless Corp. Class A2	1,363	39,718

		660,306

TEXTILES – 0.53%
Mohawk Industries Inc.[2]	946	80,486

		80,486

Security	Shares or Principal	Value
TOYS, GAMES & HOBBIES – 0.85%
Mattel Inc.	7,282	$127,508

		127,508

TRANSPORTATION – 0.26%
CNF Inc.	906	39,665

		39,665

WATER – 0.24%
Aqua America Inc.[1]	1,642	35,894

		35,894

TOTAL COMMON STOCKS (Cost: $14,818,903)		15,052,572

SHORT-TERM INVESTMENTS – 7.44%

COMMERCIAL PAPER – 1.27%
Amsterdam Funding Corp.
1.79%, 11/08/04[4]	$5,564	5,562
Aspen Funding Corp.
1.85%, 11/01/04[4]	21,290	21,290
Barton Capital Corp.
1.78%, 11/04/04[4]	6,410	6,409
1.79%, 11/08/04[4]	5,822	5,820
CRC Funding LLC
1.78%, 11/09/04[4]	3,709	3,708
Delaware Funding Corp.
1.78%, 11/10/04[4]	4,080	4,078
Edison Asset Securitization
1.45%, 11/09/04[4]	7,418	7,416
1.59%, 12/02/04[4]	7,418	7,408
Eureka Securitization Inc.
1.79%, 11/01/04[4]	3,152	3,152
Ford Credit Auto Receivables
1.85%, 01/14/05[4]	3,709	3,695
Grampian Funding LLC
1.59%, 11/30/04[4]	3,709	3,704
Liberty Street Funding Corp.
1.80%, 11/12/04[4]	1,855	1,854
Nationwide Building Society
1.63%, 12/09/04[4]	6,157	6,147
Polonius Inc.
1.79%, 11/12/04[4]	3,709	3,707

28	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2004

Security	Principal	Value
Prudential Funding LLC
1.60%, 12/01/04[4]	$3,709	$3,704
1.85%, 11/01/04[4]	18,546	18,546
Ranger Funding Co. LLC
1.79%, 11/01/04[4]	4,253	4,253
Scaldis Capital LLC
1.78%, 11/08/04[4]	16,691	16,685
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[4]	4,339	4,337
UBS Finance (Delaware)
1.11%, 12/17/04[4]	11,127	11,112
1.85%, 11/01/04[4]	37,091	37,091
Windmill Funding Corp.
1.79%, 11/02/04[4]	1,113	1,113
1.79%, 11/03/04[4]	4,451	4,451
1.79%, 11/08/04[4]	5,400	5,399

		190,641

FLOATING RATE NOTES – 2.25%
American Express Credit Corp.
1.95%, 10/26/05[4]	7,418	7,422
Bank of Nova Scotia
1.85%, 09/26/05[4]	1,855	1,854
Beta Finance Inc.
1.78%, 05/04/05[4,5]	4,451	4,450
1.89%, 09/23/05[4,5]	6,676	6,674
1.89%, 09/27/05[4,5]	5,935	5,932
1.91%, 03/15/05[4,5]	3,709	3,710
2.04%, 10/27/05[4,5]	7,047	7,055
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[4]	11,127	11,124
1.90%, 10/31/05[4]	7,418	7,416
CC USA Inc.
1.78%, 05/04/05[4,5]	7,418	7,417
2.06%, 07/29/05[4,5]	7,418	7,417
Den Danske Bank NY
1.79%, 08/12/05[4]	7,418	7,417
1.87%, 08/26/05[4]	7,418	7,416
2.00%, 10/17/05[4]	7,418	7,416
Depfa Bank PLC
1.86%, 09/15/05[4]	7,418	7,418
Dorada Finance Inc.
2.06%, 07/29/05[4],[5]	6,157	6,156
Five Finance Inc.
1.91%, 04/29/05[4,5]	5,935	5,935
HBOS Treasury Services PLC
1.96%, 04/22/05[4]	7,418	7,418
K2 USA LLC
1.81%, 09/12/05[4,5]	7,418	7,417
1.82%, 06/10/05[4,5]	7,418	7,418
1.89%, 10/20/05[4,5]	7,418	7,418
2.05%, 07/25/05[4,5]	3,709	3,709
Links Finance LLC
1.82%, 04/15/05[4,5]	7,418	7,418
2.12%, 04/25/05[4]	7,418	7,421
National City Bank (Ohio)
1.79%, 08/09/05[4]	7,418	7,417
1.85%, 06/10/05[4]	3,709	3,710
1.86%, 06/23/05[4]	7,418	7,417
Nationwide Building Society
1.96%, 10/28/05[4,5]	12,611	12,613
Norddeutsche Landesbank
2.04%, 07/27/05[4]	7,418	7,416
Northern Rock PLC
1.90%, 10/25/05[4,5]	14,836	14,836
2.02%, 01/13/05[4,5]	7,047	7,047
Permanent Financing PLC
1.81%, 03/10/05[4]	7,418	7,418
1.82%, 12/10/04[4]	3,709	3,709
1.84%, 06/10/05[4]	3,338	3,338
Sigma Finance Inc.
1.84%, 11/15/04[4]	7,418	7,418
1.86%, 08/17/05[4]	3,709	3,709
1.86%, 09/15/05[4]	9,273	9,274
Tango Finance Corp.
1.66%, 05/17/05[4,5]	6,157	6,157
1.70%, 02/25/05[4,5]	4,154	4,154
1.80%, 04/07/05[4,5]	2,722	2,722
1.83%, 01/18/05[4,5]	3,264	3,264
1.84%, 09/15/05[4,5]	6,528	6,527
1.90%, 07/25/05[4,5]	7,418	7,418

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
WhistleJacket Capital LLC
1.83%, 07/15/05[4,5]	$5,564	$5,563
1.83%, 09/15/05[4]	5,564	5,563
1.83%, 10/14/05[4,5]	3,709	3,709
1.84%, 06/15/05[4,5]	3,709	3,709
White Pine Finance LLC
1.68%, 05/20/05[4]	3,338	3,338
1.80%, 07/05/05[4]	3,709	3,709
1.82%, 04/15/05[4,5]	5,564	5,563
1.83%, 11/15/04[4,5]	4,451	4,451
1.84%, 06/15/05[4,5]	3,041	3,041
1.89%, 03/29/05[4]	3,190	3,190
1.90%, 08/26/05[4,5]	3,709	3,709
2.02%, 07/11/05[4]	1,855	1,854
Winston Funding Ltd.
2.16%, 01/23/05[4,5]	5,297	5,297

		338,708

MEDIUM-TERM NOTES – 0.15%
CC USA Inc.
1.29%, 04/15/05[4,5]	7,418	7,418
1.51%, 02/15/05[4,5]	4,822	4,824
Dorada Finance Inc.
1.48%, 01/18/05[4,5]	5,564	5,564
K2 USA LLC
1.46%, 01/12/05[4,5]	3,709	3,709
WhistleJacket Capital LLC
1.32%, 02/04/05[4,5]	1,855	1,854

		23,369

MONEY MARKET FUNDS – 1.54%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,6]	29,673	29,673
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,6]	115,852	115,852
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,6]	81,601	81,601
BlackRock Temp Cash Money Market Fund[4]	1,663	1,663
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	3,028	3,028

		231,817

REPURCHASE AGREEMENTS – 1.18%
Banc of America Securities LLC
1.86%, 11/01/04[4,7]	29,673	29,673
Bank of America N.A.
1.86%, 11/01/04[4,7]	74,182	74,182
Goldman Sachs & Co.
1.86%, 11/01/04[4,7]	74,182	74,182

		178,037

TIME DEPOSITS – 0.87%
Abbey National Treasury Services PLC
1.25%, 01/06/05[4]	7,418	7,418
1.33%, 02/10/05[4]	3,709	3,709
1.39%, 02/02/05[4]	3,709	3,709
1.39%, 04/08/05[4]	5,193	5,192
Bank of New York
1.39%, 11/01/04[4]	7,418	7,418
1.60%, 12/03/04[4]	1,855	1,854
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[4]	1,855	1,855
HBOS Treasury Services PLC
1.24%, 04/01/05[4]	4,748	4,747
Key Bank N.A.
1.81%, 11/01/04[4]	9,644	9,644
National City Bank (Ohio)
1.25%, 01/06/05[4]	7,418	7,418
Nordea Bank PLC
2.11%, 06/07/05[4]	7,418	7,417
Rabobank Nederland NV NY
1.85%, 11/01/04[4]	14,836	14,836
Toronto-Dominion Bank
1.22%, 03/23/05[4]	12,982	12,981
1.34%, 02/10/05[4]	2,967	2,967
1.41%, 11/01/04[4]	5,564	5,564
1.77%, 05/10/05[4]	3,709	3,709
1.90%, 05/11/05[4]	3,709	3,709

30	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2004

Security	Principal	Value
World Savings Bank FSB
1.76%, 11/12/04[4]	$26,335	$26,334

		130,481

U.S. GOVERNMENT AGENCY NOTES – 0.18%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[4]	5,193	5,200
1.80%, 01/18/05[4]	3,449	3,436
1.80%, 01/19/05[4]	3,709	3,694
2.06%, 05/31/05[4]	3,698	3,654
Federal National Mortgage Association
2.33%, 07/22/05[4]	11,127	10,938

		26,922

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,119,975)		1,119,975

TOTAL INVESTMENTS IN SECURITIES – 107.40% (Cost: $15,938,878)		16,172,547

Other Assets, less Liabilities – (7.40%)		(1,113,983)

NET ASSETS – 100.00%		$15,058,564

NVS – Non-Voting Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$3,588,195	23.82%
Consumer Cyclical	3,353,355	22.27
Industrial	2,434,150	16.16
Consumer Non-Cyclical	1,926,797	12.80
Communications	1,353,572	8.99
Technology	968,955	6.44
Energy	848,468	5.63
Basic Materials	447,372	2.97
Utilities	131,708	0.88
Short-Term and Other Net Assets	5,992	0.04

TOTAL	$15,058,564	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.98%

ADVERTISING – 0.80%
Getty Images Inc.[1,2]	495	$29,269
Lamar Advertising Co.[1,2]	882	36,532
West Corp.[1,2]	225	6,327

		72,128

AEROSPACE & DEFENSE – 0.96%
L-3 Communications Holdings Inc.	1,119	73,776
Titan Corp. (The)[1]	891	13,222

		86,998

AIRLINES – 0.23%
JetBlue Airways Corp.[1,2]	927	20,440

		20,440

APPAREL – 1.13%
Coach Inc.[1]	1,981	92,374
Columbia Sportswear Co.[1]	159	9,597

		101,971

AUTO MANUFACTURERS – 0.23%
Oshkosh Truck Corp.	352	20,733

		20,733

BANKS – 1.00%
Commerce Bancorp Inc.[2]	820	48,577
First Marblehead Corp. (The)[1]	269	14,418
Investors Financial Services Corp.[2]	702	27,020

		90,015

BIOTECHNOLOGY – 3.69%
Affymetrix Inc.[1,2]	642	19,581
Celgene Corp.[1,2]	1,732	51,302
Charles River Laboratories International Inc.[1]	640	29,946
Human Genome Sciences Inc.[1]	1,377	14,169
ICOS Corp.[1,2]	615	13,850
Invitrogen Corp.[1]	555	32,134
Martek Biosciences Corp.[1,2]	309	14,540
MedImmune Inc.[1]	2,612	74,233
Millennium Pharmaceuticals Inc.[1]	3,176	41,224
Millipore Corp.[1]	518	23,823
Protein Design Labs Inc.[1]	1,002	19,188

		333,990

CHEMICALS – 0.73%
Ecolab Inc.	1,956	66,211

		66,211

COMMERCIAL SERVICES – 5.16%
Alliance Data Systems Corp.[1]	477	20,168
Career Education Corp.[1]	1,073	33,660
ChoicePoint Inc.[1]	934	38,882
Corinthian Colleges Inc.[1]	900	12,924
Corporate Executive Board Co. (The)	416	26,478
DeVry Inc.[1]	648	9,461
Education Management Corp.[1]	636	17,058
Hewitt Associates Inc. Class A1	443	12,417
Interactive Data Corp.[1]	378	7,458
Iron Mountain Inc.[1]	1,147	37,908
ITT Educational Services Inc.[1,2]	486	18,473
Manpower Inc.	954	43,168
Moody’s Corp.	1,321	102,787
Pharmaceutical Product Development Inc.[1]	525	22,171
Robert Half International Inc.	1,802	47,807
Weight Watchers International Inc.[1,2]	444	15,948

		466,768

COMPUTERS – 7.67%
Affiliated Computer Services Inc. Class A1	1,292	70,479
Apple Computer Inc.[1]	3,999	210,067
BISYS Group Inc. (The)[1]	1,275	18,615
Ceridian Corp.[1]	1,575	27,169
Cognizant Technology Solutions Corp.[1]	1,378	46,852
Henry (Jack) & Associates Inc.	810	15,098
National Instruments Corp.	555	15,279
NCR Corp.[1]	984	55,448
Network Appliance Inc.[1]	3,761	92,032
SanDisk Corp.[1,2]	1,713	35,750
SunGard Data Systems Inc.[1]	3,034	80,371
Synopsys Inc.[1]	1,647	26,747

		693,907

DISTRIBUTION & WHOLESALE – 0.89%
CDW Corp.	684	42,429
Fastenal Co.[2]	689	38,053

		80,482

32	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 2.80%
Ameritrade Holding Corp.[1]	3,003	$39,099
BlackRock Inc.	144	10,584
CapitalSource Inc.[1,2]	705	15,792
Chicago Mercantile Exchange Holdings Inc.	295	51,840
Doral Financial Corp.	968	40,637
Eaton Vance Corp.	636	27,742
Legg Mason Inc.	1,057	67,341

		253,035

ELECTRIC – 0.27%
NRG Energy Inc.[1]	891	24,716

		24,716

ELECTRICAL COMPONENTS & EQUIPMENT – 0.52%
Molex Inc.	837	24,750
Molex Inc. Class A	876	22,531

		47,281

ELECTRONICS – 3.79%
Amphenol Corp. Class A1	925	31,755
Garmin Ltd.[2]	615	30,750
Gentex Corp.	819	27,035
Jabil Circuit Inc.[1]	1,719	41,789
Sanmina-SCI Corp.[1]	5,523	44,184
Symbol Technologies Inc.	2,487	36,534
Tektronix Inc.	927	28,116
Thermo Electron Corp.[1]	1,715	49,735
Waters Corp.[1]	1,277	52,727

		342,625

ENGINEERING & CONSTRUCTION – 0.27%
Jacobs Engineering Group Inc.[1]	600	24,438

		24,438

ENTERTAINMENT – 0.32%
GTECH Holdings Corp.	1,237	29,280

		29,280

ENVIRONMENTAL CONTROL – 0.24%
Stericycle Inc.[1]	474	21,486

		21,486

FOOD – 0.93%
Dreyer’s Grand Ice Cream Holdings Inc.[2]	240	19,267
Performance Food Group Co.[1]	492	11,444
Whole Foods Market Inc.	651	53,011

		83,722

HEALTH CARE - PRODUCTS – 4.12%
Bard (C.R.) Inc.	1,092	62,026
Cooper Companies Inc.	345	24,271
Cytyc Corp.[1]	1,173	30,604
Dade Behring Holdings Inc.[1]	450	25,331
DENTSPLY International Inc.	754	39,216
Henry Schein Inc.[1]	459	29,023
IDEXX Laboratories Inc.[1]	358	17,843
INAMED Corp.[1]	375	19,931
Patterson Companies Inc.[1,2]	1,228	46,050
Respironics Inc.[1]	409	20,896
Varian Medical Systems Inc.[1]	1,437	57,696

		372,887

HEALTH CARE - SERVICES – 3.94%
Community Health Systems Inc.[1]	919	24,648
Covance Inc.[1]	666	26,454
DaVita Inc.[1]	1,041	30,834
Health Management Associates Inc. Class A	2,572	53,138
Laboratory Corp. of America Holdings[1]	1,498	68,608
Lincare Holdings Inc.[1]	1,056	38,819
Quest Diagnostics Inc.	836	73,183
Renal Care Group Inc.[1]	708	22,344
Select Medical Corp.	1,053	18,101

		356,129

HOLDING COMPANIES - DIVERSIFIED – 0.32%
Leucadia National Corp.	489	28,924

		28,924

HOME BUILDERS – 0.13%
Thor Industries Inc.	414	11,513

		11,513

HOME FURNISHINGS – 0.92%
Harman International Industries Inc.	689	82,804

		82,804

HOUSEHOLD PRODUCTS & WARES – 0.33%
Church & Dwight Co. Inc.	652	17,747
Fossil Inc.[1]	411	12,231

		29,978

INSURANCE – 0.27%
Brown & Brown Inc.	594	24,805

		24,805

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
INTERNET – 2.09%
CheckFree Corp.[1]	699	$21,669
McAfee Inc.[1]	1,624	39,301
Monster Worldwide Inc.[1,2]	1,109	31,107
VeriSign Inc.[1]	2,680	71,904
WebMD Corp.[1]	3,309	25,016

		188,997

LODGING – 1.57%
Hilton Hotels Corp.	4,064	80,874
Station Casinos Inc.	492	25,067
Wynn Resorts Ltd.[1,2]	612	35,588

		141,529

MACHINERY – 0.44%
Zebra Technologies Corp. Class A1	756	40,060

		40,060

MANUFACTURING – 0.53%
Donaldson Co. Inc.	804	23,879
Roper Industries Inc.	390	24,047

		47,926

MEDIA – 3.48%
Citadel Broadcasting Corp.[1]	597	8,686
Cox Radio Inc. Class A1	405	6,440
Dow Jones & Co. Inc.	480	21,240
Entercom Communications Corp.[1]	417	13,844
Radio One Inc.[1]	237	3,472
Radio One Inc. Class D1	687	10,092
Scripps (E.W.) Co. Class A	855	40,801
Sirius Satellite Radio Inc.[1,2]	12,905	50,330
Washington Post Co. (The) Class B	64	58,560
Westwood One Inc.[1]	819	18,903
Wiley, (John) & Sons Inc. Class A	417	13,532
XM Satellite Radio Holdings Inc. Class A1,2	2,137	69,068

		314,968

MINING – 0.73%
Freeport-McMoRan Copper & Gold Inc.	1,825	66,102

		66,102

OIL & GAS – 8.19%
Diamond Offshore Drilling Inc.[2]	648	21,902
ENSCO International Inc.	1,584	48,391
EOG Resources Inc.	1,243	82,734
GlobalSantaFe Corp.	2,007	59,207
Murphy Oil Corp.	913	73,058
Nabors Industries Ltd.[1]	1,557	76,480
Noble Corp.[1]	1,413	64,546
Patina Oil & Gas Corp.	699	19,991
Patterson-UTI Energy Inc.	1,728	33,229
Pride International Inc.[1]	1,227	22,675
Rowan Companies Inc.[1]	1,122	28,645
Transocean Inc.[1]	3,375	118,969
XTO Energy Inc.	2,728	91,061

		740,888

OIL & GAS SERVICES – 3.70%
BJ Services Co.	1,694	86,394
Cooper Cameron Corp.[1]	580	28,043
Grant Prideco Inc.[1]	1,159	23,829
National-Oilwell Inc.[1]	909	30,642
Smith International Inc.[1]	1,105	64,178
Varco International Inc.[1]	1,029	28,483
Weatherford International Ltd.[1]	1,402	73,269

		334,838

PHARMACEUTICALS – 6.69%
Accredo Health Inc.[1]	513	11,814
American Pharmaceutical Partners Inc.[1,2]	426	11,894
Amylin Pharmaceuticals Inc.[1,2]	876	18,659
Barr Pharmaceuticals Inc.[1]	933	35,127
Caremark Rx Inc.[1]	4,904	146,973
Cephalon Inc.[1,2]	594	28,316
Endo Pharmaceuticals Holdings Inc.[1]	348	7,586
Eon Labs Inc.[1]	250	6,153
Express Scripts Inc.[1]	645	41,280
ImClone Systems Inc.[1]	695	30,441
IVAX Corp.[1]	2,230	40,363
Medicis Pharmaceutical Corp. Class A	594	24,158
MGI Pharma Inc.[1]	747	19,922
Mylan Laboratories Inc.[2]	2,844	48,974
NBTY Inc.[1]	642	17,681
Neurocrine Biosciences Inc.[1]	384	17,875
Omnicare Inc.	1,101	30,377
OSI Pharmaceuticals Inc.[1]	391	25,407
Sepracor Inc.[1]	920	42,256

		605,256

34	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
REAL ESTATE – 0.42%
St. Joe Co. (The)	743	$37,819

		37,819

RETAIL – 7.81%
Advance Auto Parts Inc.[1]	786	30,748
Applebee’s International Inc.	876	20,034
AutoZone Inc.[1]	673	55,058
Cabela’s Inc. Class A1,2	92	2,324
CarMax Inc.[1]	1,101	29,000
Cheesecake Factory (The)[1]	552	23,962
Chico’s FAS Inc.[1,2]	945	37,828
Claire’s Stores Inc.	856	22,273
Dollar General Corp.	3,211	61,812
Dollar Tree Stores Inc.[1]	1,225	35,403
Family Dollar Stores Inc.	1,655	48,905
Krispy Kreme Doughnuts Inc.[1,2]	606	6,424
Michaels Stores Inc.	1,448	42,137
MSC Industrial Direct Co. Inc. Class A	444	15,158
O’Reilly Automotive Inc.[1]	582	25,061
Pacific Sunwear of California Inc.[1]	813	19,057
PETCO Animal Supplies Inc.[1]	438	15,667
PETsMART Inc.	1,527	48,833
Ross Stores Inc.	1,591	41,796
Ruby Tuesday Inc.	671	16,574
Tiffany & Co.	1,553	45,549
Urban Outfitters Inc.[1]	612	25,092
Williams-Sonoma Inc.[1]	993	37,903

		706,598

SAVINGS & LOANS – 0.29%
Hudson City Bancorp Inc.	714	26,090

		26,090

SEMICONDUCTORS – 7.27%
Altera Corp.[1]	3,994	90,784
Atmel Corp.[1]	4,677	14,873
Fairchild Semiconductor International Inc. Class A1	1,278	18,365
Integrated Circuit Systems Inc.[1]	771	17,386
International Rectifier Corp.[1]	702	27,905
Intersil Corp. Class A	1,485	24,235
KLA-Tencor Corp.[1]	2,069	94,202
Lam Research Corp.[1]	1,422	37,015
Marvell Technology Group Ltd.[1]	1,989	56,826
Microchip Technology Inc.	2,161	65,370
National Semiconductor Corp.[1]	3,796	63,393
Novellus Systems Inc.[1]	1,585	41,067
NVIDIA Corp.[1]	1,659	24,006
PMC-Sierra Inc.[1]	1,872	19,207
QLogic Corp.[1]	1,007	32,728
Rambus Inc.[1]	1,020	17,524
Silicon Laboratories Inc.[1]	426	12,767

		657,653

SOFTWARE – 7.15%
Activision Inc.[1]	1,469	21,271
Acxiom Corp.	906	22,650
Autodesk Inc.	1,189	62,720
BEA Systems Inc.[1]	4,098	33,276
Certegy Inc.	675	23,861
Citrix Systems Inc.[1]	1,777	42,879
Fair Isaac Corp.	747	22,559
Fiserv Inc.[1]	2,044	72,644
Global Payments Inc.[2]	402	22,014
IMS Health Inc.	2,509	53,141
Mercury Interactive Corp.[1]	978	42,475
Novell Inc.[1]	4,071	29,270
PeopleSoft Inc.[1]	3,511	72,923
Pixar Inc.[1]	261	20,990
Red Hat Inc.[1,2]	1,818	23,343
SEI Investments Co.	726	26,129
Siebel Systems Inc.[1]	4,776	45,372
Total System Services Inc.	399	9,416

		646,933

TELECOMMUNICATIONS – 5.54%
ADTRAN Inc.	456	9,850
Amdocs Ltd.[1]	1,713	43,082
Andrew Corp.[1]	1,584	22,144
Comverse Technology Inc.[1]	1,904	39,299
Crown Castle International Corp.[1,2]	2,370	36,285
Harris Corp.	705	43,379
JDS Uniphase Corp.[1]	14,473	45,879
Juniper Networks Inc.[1]	5,202	138,425
Level 3 Communications Inc.[1,2]	6,549	22,005
Nextel Partners Inc. Class A1	417	7,022

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Plantronics Inc.	507	$22,055
Polycom Inc.[1]	1,059	21,868
SpectraSite Inc.[1,2]	477	24,470
United States Cellular Corp.[1]	162	6,747
UTStarcom Inc.[1,2]	1,056	18,079

		500,589

TEXTILES – 0.69%
Cintas Corp.	1,435	61,906

		61,906

TOYS, GAMES & HOBBIES – 0.15%
Marvel Enterprises Inc.[1,2]	873	13,444

		13,444

TRANSPORTATION – 1.58%
CH Robinson Worldwide Inc.	846	45,633
Expeditors International Washington Inc.	1,112	63,495
Hunt (J.B.) Transport Services Inc.	663	27,090
SIRVA Inc.[1]	264	6,336

		142,554

TOTAL COMMON STOCKS (Cost: $8,880,863)		9,041,416

SHORT-TERM INVESTMENTS – 9.41%

COMMERCIAL PAPER – 1.60%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$4,222	4,220
Aspen Funding Corp.
1.85%, 11/01/04[3]	16,156	16,156
Barton Capital Corp.
1.78%, 11/04/04[3]	4,864	4,863
1.79%, 11/08/04[3]	4,418	4,417
CRC Funding LLC
1.78%, 11/09/04[3]	2,815	2,813
Delaware Funding Corp.
1.78%, 11/10/04[3]	3,096	3,095
Edison Asset Securitization
1.45%, 11/09/04[3]	5,629	5,627
1.59%, 12/02/04[3]	5,629	5,621
Eureka Securitization Inc.
1.79%, 11/01/04[3]	2,392	2,392

Security	Principal	Value
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	$2,815	$2,804
Grampian Funding LLC
1.59%, 11/30/04[3]	2,815	2,811
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	1,407	1,407
Nationwide Building Society
1.63%, 12/09/04[3]	4,672	4,664
Polonius Inc.
1.79%, 11/12/04[3]	2,815	2,813
Prudential Funding LLC
1.60%, 12/01/04[3]	2,815	2,811
1.85%, 11/01/04[3]	14,073	14,073
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	3,227	3,227
Scaldis Capital LLC
1.78%, 11/08/04[3]	12,666	12,662
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	3,293	3,291
UBS Finance (Delaware)
1.11%, 12/17/04[3]	8,444	8,432
1.85%, 11/01/04[3]	28,146	28,146
Windmill Funding Corp.
1.79%, 11/02/04[3]	844	844
1.79%, 11/03/04[3]	3,377	3,377
1.79%, 11/08/04[3]	4,098	4,098

		144,664

FLOATING RATE NOTES – 2.84%
American Express Credit Corp.
1.95%, 10/26/05[3]	5,629	5,632
Bank of Nova Scotia
1.85%, 09/26/05[3]	1,407	1,407
Beta Finance Inc.
1.78%, 05/04/05[3,4]	3,377	3,377
1.89%, 09/23/05[3,4]	5,066	5,064
1.89%, 09/27/05[3,4]	4,503	4,502
1.91%, 03/15/05[3,4]	2,815	2,815
2.04%, 10/27/05[3,4]	5,348	5,353
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	8,444	8,441
1.90%, 10/31/05[3]	5,629	5,628

36	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2004

Security	Principal	Value
CC USA Inc.
1.78%, 05/04/05[3,4]	$5,629	$5,629
2.06%, 07/29/05[3,4]	5,629	5,628
Den Danske Bank NY
1.79%, 08/12/05[3]	5,629	5,628
1.87%, 08/26/05[3]	5,629	5,628
2.00%, 10/17/05[3]	5,629	5,628
Depfa Bank PLC
1.86%, 09/15/05[3]	5,629	5,629
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	4,672	4,671
Five Finance Inc.
1.91%, 04/29/05[3,4]	4,503	4,504
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	5,629	5,629
K2 USA LLC
1.81%, 09/12/05[3,4]	5,629	5,628
1.82%, 06/10/05[3,4]	5,629	5,629
1.89%, 10/20/05[3,4]	5,629	5,629
2.05%, 07/25/05[3,4]	2,815	2,814
Links Finance LLC
1.82%, 04/15/05[3,4]	5,629	5,629
2.12%, 04/25/05[3]	5,629	5,631
National City Bank (Ohio)
1.79%, 08/09/05[3]	5,629	5,628
1.85%, 06/10/05[3]	2,815	2,815
1.86%, 06/23/05[3]	5,629	5,628
Nationwide Building Society
1.96%, 10/28/05[3,4]	9,570	9,571
Norddeutsche Landesbank
2.04%, 07/27/05[3]	5,629	5,628
Northern Rock PLC
1.90%, 10/25/05[3,4]	11,258	11,258
2.02%, 01/13/05[3,4]	5,348	5,348
Permanent Financing PLC
1.81%, 03/10/05[3]	5,629	5,629
1.82%, 12/10/04[3]	2,815	2,815
1.84%, 06/10/05[3]	2,533	2,533
Sigma Finance Inc.
1.84%, 11/15/04[3]	5,629	5,629
1.86%, 08/17/05[3]	2,815	2,815
1.86%, 09/15/05[3]	7,036	7,038

Security	Shares or Principal	Value
Tango Finance Corp.
1.66%, 05/17/05[3,4]	$4,672	$4,672
1.70%, 02/25/05[3,4]	3,152	3,152
1.80%, 04/07/05[3,4]	2,066	2,066
1.83%, 01/18/05[3,4]	2,477	2,477
1.84%, 09/15/05[3,4]	4,954	4,953
1.90%, 07/25/05[3,4]	5,629	5,629
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	4,222	4,221
1.83%, 09/15/05[3]	4,222	4,221
1.83%, 10/14/05[3,4]	2,815	2,815
1.84%, 06/15/05[3,4]	2,815	2,814
White Pine Finance LLC
1.68%, 05/20/05[3]	2,533	2,533
1.80%, 07/05/05[3]	2,815	2,814
1.82%, 04/15/05[3,4]	4,222	4,221
1.83%, 11/15/04[3,4]	3,377	3,377
1.84%, 06/15/05[3,4]	2,308	2,308
1.89%, 03/29/05[3]	2,421	2,420
1.90%, 08/26/05[3,4]	2,815	2,814
2.02%, 07/11/05[3]	1,407	1,407
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	4,019	4,019

		257,021

MEDIUM-TERM NOTES – 0.20%
CC USA Inc.
1.29%, 04/15/05[3,4]	5,629	5,629
1.51%, 02/15/05[3,4]	3,659	3,661
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	4,222	4,222
K2 USA LLC
1.46%, 01/12/05[3,4]	2,815	2,815
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	1,407	1,407

		17,734

MONEY MARKET FUNDS – 1.96%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	22,517	22,517

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	88,869	$88,869
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	61,921	61,921
BlackRock Temp Cash Money Market Fund[3]	1,262	1,262
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	2,297	2,297

		176,866

REPURCHASE AGREEMENTS – 1.49%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	$22,517	22,517
Bank of America N.A.
1.86%, 11/01/04[3,6]	56,292	56,292
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	56,292	56,292

		135,101

TIME DEPOSITS – 1.09%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	5,629	5,629
1.33%, 02/10/05[3]	2,815	2,814
1.39%, 02/02/05[3]	2,815	2,814
1.39%, 04/08/05[3]	3,940	3,940
Bank of New York
1.39%, 11/01/04[3]	5,629	5,629
1.60%, 12/03/04[3]	1,407	1,407
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	1,407	1,407
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	3,603	3,603
Key Bank N.A.
1.81%, 11/01/04[3]	7,318	7,318
National City Bank (Ohio)
1.25%, 01/06/05[3]	5,629	5,630
Nordea Bank PLC
2.11%, 06/07/05[3]	5,629	5,628
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	11,258	11,258

Security	Principal	Value
Toronto-Dominion Bank
1.22%, 03/23/05[3]	$9,851	$9,850
1.34%, 02/10/05[3]	2,252	2,252
1.41%, 11/01/04[3]	4,222	4,222
1.77%, 05/10/05[3]	2,815	2,814
1.90%, 05/11/05[3]	2,815	2,814
World Savings Bank FSB
1.76%, 11/12/04[3]	19,984	19,981

		99,010

U.S. GOVERNMENT AGENCY NOTES – 0.23%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	3,940	3,946
1.80%, 01/18/05[3]	2,618	2,607
1.80%, 01/19/05[3]	2,815	2,803
2.06%, 05/31/05[3]	2,806	2,772
Federal National Mortgage Association
2.33%, 07/22/05[3]	8,444	8,300

		20,428

TOTAL SHORT-TERM INVESTMENTS (Cost: $850,824)		850,824

TOTAL INVESTMENTS IN SECURITIES – 109.39% (Cost: $9,731,687)		9,892,240

Other Assets, Less Liabilities – (9.39%)		(849,353)

NET ASSETS – 100.00%		$9,042,887

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

38	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$2,248,730	24.86%
Technology	1,998,493	22.09
Consumer Cyclical	1,270,700	14.07
Communications	1,076,682	11.91
Energy	1,075,726	11.89
Industrial	753,368	8.33
Financial	431,764	4.78
Basic Materials	132,313	1.46
Diversified	28,924	0.32
Utilities	24,716	0.27
Short-Term and Other Net Assets	1,471	0.02

TOTAL	$9,042,887	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.91%

AGRICULTURE – 2.02%
Bunge Ltd.	1,915	$91,403
Reynolds American Inc.	1,517	104,461
UST Inc.	2,884	118,705

		314,569

AIRLINES – 0.14%
AMR Corp.[1,2]	2,930	22,620

		22,620

APPAREL – 1.02%
Jones Apparel Group Inc.	2,201	77,695
VF Corp.	1,514	81,499

		159,194

AUTO MANUFACTURERS – 0.25%
Navistar International Corp.[1]	1,109	38,316

		38,316

AUTO PARTS & EQUIPMENT – 1.32%
American Axle & Manufacturing Holdings Inc.	771	22,128
Dana Corp.	2,605	38,841
Delphi Corp.	8,646	72,713
Lear Corp.	1,196	64,488
TRW Automotive Holdings Corp.[1]	422	7,748

		205,918

BANKS – 11.51%
AmSouth Bancorp	6,141	162,061
Associated Bancorp[2]	2,108	73,127
Assurant Inc.	1,612	43,492
BancorpSouth Inc.	1,264	30,071
Banknorth Group Inc.	3,034	107,009
Colonial BancGroup Inc. (The)	2,325	50,336
Commerce Bancshares Inc.	1,156	56,760
Compass Bancshares Inc.	2,135	101,989
First Horizon National Corp.[2]	2,149	93,009
FirstMerit Corp.	1,297	33,891
Fulton Financial Corp.	2,120	45,495
Hibernia Corp. Class A	2,710	78,590
Hudson United Bancorp	811	32,278
Huntington Bancshares Inc.	3,782	90,579
Mercantile Bankshares Corp.	1,379	67,212
North Fork Bancorp Inc.	5,076	223,852
Regions Financial Corp.	8,102	284,218
Sky Financial Group Inc.	1,843	49,540
Trustmark Corp.	894	28,188
UnionBanCal Corp.	866	52,609
Valley National Bancorp	1,728	49,006
Wilmington Trust Corp.	1,187	41,023

		1,794,335

BEVERAGES – 0.35%
Coors (Adolph) Co. Class B	464	30,949
PepsiAmericas Inc.	1,202	24,340

		55,289

BUILDING MATERIALS – 0.41%
Lafarge North America Inc.	524	25,676
Martin Marietta Materials Inc.	847	38,564

		64,240

CHEMICALS – 2.78%
Ashland Inc.	1,226	70,642
Eastman Chemical Co.[2]	1,380	65,509
Engelhard Corp.	2,172	61,468
Lubrizol Corp.	1,134	39,384
Lyondell Chemical Co.[2]	3,012	69,216
RPM International Inc.[2]	2,024	35,683
Sherwin-Williams Co. (The)	2,135	91,207

		433,109

COMMERCIAL SERVICES – 1.87%
Convergys Corp.[1]	2,562	33,332
Deluxe Corp.	876	33,367
Donnelley (R.R.) & Sons Co.	3,860	121,397
Service Corp. International[1]	5,882	38,880
ServiceMaster Co. (The)	5,078	65,201

		292,177

COMPUTERS – 1.25%
Computer Sciences Corp.[1]	3,303	164,060
Western Digital Corp.[1]	3,750	31,237

		195,297

DISTRIBUTION & WHOLESALE – 0.78%
Genuine Parts Co.	3,032	120,946

		120,946

40	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 2.94%
Bear Stearns Companies Inc. (The)	1,792	$169,792
CIT Group Inc.[2]	3,667	148,147
Edwards (A.G.) Inc.	1,413	51,235
Providian Financial Corp.[1]	5,103	79,352
Student Loan Corp.	70	10,255

		458,781

ELECTRIC – 14.36%
AES Corp. (The)[1]	10,797	117,687
ALLETE Inc.	464	15,767
Alliant Energy Corp.	1,973	52,048
Ameren Corp.	3,378	162,144
Calpine Corp.[1,2]	8,273	20,600
CenterPoint Energy Inc.[2]	4,729	49,702
Cinergy Corp.	2,926	115,636
Consolidated Edison Inc.[2]	4,199	182,447
Constellation Energy Group Inc.	3,051	123,932
DPL Inc.	2,090	45,144
DTE Energy Co.[2]	3,016	128,813
Edison International	5,205	158,752
Energy East Corp.	2,560	64,512
Great Plains Energy Inc.	1,302	37,094
Hawaiian Electric Industries Inc.[2]	1,412	39,592
MDU Resources Group Inc.	1,902	48,786
NiSource Inc.	4,570	98,026
Northeast Utilities	2,247	43,434
NSTAR	928	45,908
OGE Energy Corp.[2]	1,538	39,019
Pepco Holdings Inc.	3,015	62,139
Pinnacle West Capital Corp.	1,593	67,894
PPL Corp.	3,284	170,768
Puget Energy Inc.	1,735	40,356
SCANA Corp.	1,759	65,259
TECO Energy Inc.	3,304	46,256
Texas Genco Holdings Inc.	265	12,375
Wisconsin Energy Corp.	2,043	66,684
Xcel Energy Inc.	6,945	118,759

		2,239,533

ELECTRONICS – 0.32%
Arrow Electronics Inc.[1]	2,057	49,286

		49,286

ENGINEERING & CONSTRUCTION – 0.44%
Fluor Corp.[2]	1,488	69,103

		69,103

FOOD – 1.89%
Albertson’s Inc.[2]	5,614	128,055
Del Monte Foods Co.[1]	3,464	36,995
SUPERVALU Inc.	2,372	69,950
Tyson Foods Inc. Class A	4,120	59,740

		294,740

FOREST PRODUCTS & PAPER – 2.03%
Boise Cascade Corp.	1,533	45,254
Bowater Inc.[2]	1,000	36,840
Georgia-Pacific Corp.	3,963	137,080
Louisiana-Pacific Corp.	1,795	43,995
Temple-Inland Inc.	905	53,504

		316,673

GAS – 2.19%
AGL Resources Inc.	1,041	32,479
KeySpan Corp.	2,767	110,542
ONEOK Inc.	1,688	45,272
Sempra Energy	3,544	118,866
Vectren Corp.	1,326	34,304

		341,463

HAND & MACHINE TOOLS – 1.33%
Black & Decker Corp.	1,415	113,596
Snap-On Inc.	957	28,117
Stanley Works (The)	1,461	65,044

		206,757

HEALTH CARE - SERVICES – 1.22%
Health Net Inc.[1]	1,956	47,453
PacifiCare Health Systems Inc.[1,2]	1,503	53,537
Tenet Healthcare Corp.[1]	8,271	88,665

		189,655

HOME BUILDERS – 0.34%
KB Home	645	53,051

		53,051

HOME FURNISHINGS – 0.52%
Maytag Corp.[2]	1,336	23,246
Whirlpool Corp.	998	58,632

		81,878

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
HOUSEWARES – 0.67%
Newell Rubbermaid Inc.	4,849	$104,544

		104,544

INSURANCE – 11.72%
Allmerica Financial Corp.[1]	934	28,113
American Financial Group Inc.	668	19,773
AON Corp.	4,526	92,376
Berkley (W.R.) Corp.	1,274	54,451
CIGNA Corp.	2,414	153,192
CNA Financial Corp.[1]	622	14,866
Conseco Inc.[1]	2,623	43,961
Fidelity National Financial Inc.	2,799	105,634
First American Corp.	1,372	42,793
IPC Holdings Ltd.	638	25,813
Jefferson-Pilot Corp.	2,451	118,359
Lincoln National Corp.	3,061	134,072
Nationwide Financial Services Inc.	985	34,081
Old Republic International Corp.	2,982	69,630
PartnerRe Ltd.	938	54,545
Protective Life Corp.	1,122	44,095
Reinsurance Group of America Inc.	577	24,857
RenaissanceRe Holdings Ltd.[2]	1,171	54,826
SAFECO Corp.[2]	2,421	111,947
St. Paul Travelers Companies Inc.	11,670	396,313
StanCorp Financial Group Inc.	497	37,464
Torchmark Corp.	1,908	103,070
UNUMProvident Corp.[2]	4,651	63,533

		1,827,764

IRON & STEEL – 1.42%
International Steel Group Inc.[1]	1,190	43,947
Nucor Corp.	2,504	105,744
United States Steel Corp.[2]	1,976	72,559

		222,250

MACHINERY – 0.27%
Cummins Inc.[2]	602	42,188

		42,188

MANUFACTURING – 4.46%
Cooper Industries Ltd.	1,620	103,518
Eastman Kodak Co.[2]	5,044	152,732
Eaton Corp.	2,667	170,555
Harsco Corp.	718	34,787
Pentair Inc.	1,782	66,611
Teleflex Inc.	669	29,295
Textron Inc.	2,023	137,867

		695,365

MINING – 1.14%
Owens-Illinois Inc.[1]	1,775	32,891
Phelps Dodge Corp.	1,649	144,353

		177,244

OFFICE FURNISHINGS – 0.07%
Steelcase Inc. Class A	808	10,585

		10,585

OIL & GAS – 5.19%
Amerada Hess Corp.	1,435	115,819
Chesapeake Energy Corp.[2]	4,744	76,284
Kerr-McGee Corp.	2,205	130,580
Sunoco Inc.	1,364	101,427
Unocal Corp.	4,644	193,887
Valero Energy Corp.	4,446	191,045

		809,042

PACKAGING & CONTAINERS – 0.61%
Bemis Co. Inc.	1,872	49,552
Sonoco Products Co.	1,718	45,785

		95,337

PIPELINES – 1.33%
El Paso Corp.	10,907	97,509
National Fuel Gas Co.	1,372	38,443
Questar Corp.	1,501	72,048

		208,000

REAL ESTATE – 0.17%
Forest City Enterprises Inc. Class A	488	26,816

		26,816

REAL ESTATE INVESTMENT TRUSTS – 11.36%
AMB Property Corp.	1,445	54,187
Annaly Mortgage Management Inc.[2]	2,096	37,686
Apartment Investment & Management Co. Class A	1,682	61,713
Arden Realty Group Inc.	1,150	39,192
AvalonBay Communities Inc.[2]	1,251	81,903
Boston Properties Inc.[2]	1,883	112,453

42	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
Developers Diversified Realty Corp.	1,783	$74,529
Duke Realty Corp.[2]	2,474	84,363
Equity Residential	4,873	162,515
Health Care Property Investors Inc.	2,317	64,482
Hospitality Properties Trust	1,091	46,749
Host Marriott Corp.[1]	5,684	82,702
iStar Financial Inc.	1,935	80,148
Kimco Realty Corp.[2]	1,646	89,789
Liberty Property Trust	1,473	59,730
Macerich Co. (The)	1,029	61,483
Mack-Cali Realty Corp.	1,058	46,732
New Plan Excel Realty Trust Inc.	1,782	46,617
Plum Creek Timber Co. Inc.	3,184	115,547
ProLogis	3,162	123,255
Rayonier Inc.	869	41,191
Thornburg Mortgage Inc.[2]	1,447	41,341
Trizec Properties Inc.	1,591	25,376
Vornado Realty Trust[2]	2,047	137,558

		1,771,241

RETAIL – 4.23%
AutoNation Inc.[1]	3,520	60,650
Blockbuster Inc.	1,909	12,981
Borders Group Inc.	1,415	32,248
Federated Department Stores Inc.	3,180	160,431
May Department Stores Co. (The)	5,088	132,593
Neiman-Marcus Group Inc. Class A2	538	32,727
Neiman-Marcus Group Inc. Class B	245	13,867
Office Depot Inc.[1]	5,500	89,045
Rite Aid Corp.[1]	7,796	29,001
Saks Inc.	2,198	26,860
Toys R Us Inc.[1]	3,823	68,852

		659,255

SAVINGS & LOANS – 1.64%
Astoria Financial Corp.	1,212	47,377
Sovereign Bancorp Inc.	5,960	129,034
Washington Federal Inc.	1,369	34,937
Webster Financial Corp.	923	44,119

		255,467

SEMICONDUCTORS – 0.09%
MEMC Electronic Materials Inc.[1]	1,545	14,523

		14,523

Security	Shares or Principal	Value
TELECOMMUNICATIONS – 1.21%
CenturyTel Inc.	2,249	$72,170
Qwest Communications International Inc.[1]	25,806	88,257
3Com Corp.[1]	6,889	28,520

		188,947

TOYS, GAMES & HOBBIES – 0.32%
Hasbro Inc.	2,826	49,992

		49,992

TRANSPORTATION – 2.73%
CSX Corp.	3,768	137,532
Norfolk Southern Corp.	6,814	231,335
Ryder System Inc.	1,122	56,212

		425,079

TOTAL COMMON STOCKS (Cost: $15,075,139)		15,580,569

SHORT-TERM INVESTMENTS – 9.33%

COMMERCIAL PAPER – 1.58%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$7,204	7,201
Aspen Funding Corp.
1.85%, 11/01/04[3]	27,566	27,566
Barton Capital Corp.
1.78%, 11/04/04[3]	8,299	8,298
1.79%, 11/08/04[3]	7,538	7,536
CRC Funding LLC
1.78%, 11/09/04[3]	4,802	4,800
Delaware Funding Corp.
1.78%, 11/10/04[3]	5,283	5,280
Edison Asset Securitization
1.45%, 11/09/04[3]	9,605	9,602
1.59%, 12/02/04[3]	9,605	9,592
Eureka Securitization Inc.
1.79%, 11/01/04[3]	4,081	4,081
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	4,802	4,784
Grampian Funding LLC
1.59%, 11/30/04[3]	4,802	4,796

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2004

Security	Principal	Value
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	$2,401	$2,400
Nationwide Building Society
1.63%, 12/09/04[3]	7,972	7,958
Polonius Inc.
1.79%, 11/12/04[3]	4,802	4,800
Prudential Funding LLC
1.60%, 12/01/04[3]	4,802	4,796
1.85%, 11/01/04[3]	24,012	24,012
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	5,506	5,506
Scaldis Capital LLC
1.78%, 11/08/04[3]	21,611	21,604
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	5,618	5,615
UBS Finance (Delaware)
1.11%, 12/17/04[3]	14,407	14,387
1.85%, 11/01/04[3]	48,024	48,024
Windmill Funding Corp.
1.79%, 11/02/04[3]	1,441	1,441
1.79%, 11/03/04[3]	5,763	5,762
1.79%, 11/08/04[3]	6,992	6,990

		246,831

FLOATING RATE NOTES – 2.81%
American Express Credit Corp.
1.95%, 10/26/05[3]	9,605	9,610
Bank of Nova Scotia
1.85%, 09/26/05[3]	2,401	2,400
Beta Finance Inc.
1.78%, 05/04/05[3,4]	5,763	5,762
1.89%, 09/23/05[3,4]	8,644	8,641
1.89%, 09/27/05[3,4]	7,684	7,681
1.91%, 03/15/05[3,4]	4,802	4,804
2.04%, 10/27/05[3,4]	9,125	9,134
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	14,407	14,403
1.90%, 10/31/05[3]	9,605	9,602
CC USA Inc.
1.78%, 05/04/05[3,4]	9,605	9,604
2.06%, 07/29/05[3,4]	9,605	9,603
Den Danske Bank NY
1.79%, 08/12/05[3]	9,605	9,603
1.87%, 08/26/05[3]	9,605	9,603
2.00%, 10/17/05[3]	9,605	9,602
Depfa Bank PLC
1.86%, 09/15/05[3]	9,605	9,605
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	7,972	7,970
Five Finance Inc.
1.91%, 04/29/05[3,4]	7,684	7,683
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	9,605	9,605
K2 USA LLC
1.81%, 09/12/05[3,4]	9,605	9,603
1.82%, 06/10/05[3,4]	9,605	9,604
1.89%, 10/20/05[3,4]	9,605	9,605
2.05%, 07/25/05[3,4]	4,802	4,802
Links Finance LLC
1.82%, 04/15/05[3,4]	9,605	9,604
2.12%, 04/25/05[3]	9,605	9,608
National City Bank (Ohio)
1.79%, 08/09/05[3]	9,605	9,603
1.85%, 06/10/05[3]	4,802	4,803
1.86%, 06/23/05[3]	9,605	9,603
Nationwide Building Society
1.96%, 10/28/05[3,4]	16,328	16,330
Norddeutsche Landesbank
2.04%, 07/27/05[3]	9,605	9,602
Northern Rock PLC
1.90%, 10/25/05[3,4]	19,210	19,210
2.02%, 01/13/05[3,4]	9,125	9,125
Permanent Financing PLC
1.81%, 03/10/05[3]	9,605	9,605
1.82%, 12/10/04[3]	4,802	4,802
1.84%, 06/10/05[3]	4,322	4,322
Sigma Finance Inc.
1.84%, 11/15/04[3]	9,605	9,605
1.86%, 08/17/05[3]	4,802	4,803
1.86%, 09/15/05[3]	12,006	12,007

44	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Tango Finance Corp.
1.66%, 05/17/05[3,4]	$7,972	$7,972
1.70%, 02/25/05[3,4]	5,379	5,378
1.80%, 04/07/05[3,4]	3,525	3,525
1.83%, 01/18/05[3,4]	4,226	4,227
1.84%, 09/15/05[3,4]	8,452	8,451
1.90%, 07/25/05[3,4]	9,605	9,604
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	7,204	7,203
1.83%, 09/15/05[3]	7,204	7,202
1.83%, 10/14/05[3,4]	4,802	4,802
1.84%, 06/15/05[3,4]	4,802	4,802
White Pine Finance LLC
1.68%, 05/20/05[3]	4,322	4,322
1.80%, 07/05/05[3]	4,802	4,802
1.82%, 04/15/05[3,4]	7,204	7,203
1.83%, 11/15/04[3,4]	5,763	5,763
1.84%, 06/15/05[3,4]	3,938	3,938
1.89%, 03/29/05[3]	4,130	4,130
1.90%, 08/26/05[3,4]	4,802	4,802
2.02%, 07/11/05[3]	2,401	2,402
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	6,858	6,858

		438,547

MEDIUM-TERM NOTES – 0.20%
CC USA Inc.
1.29%, 04/15/05[3,4]	9,605	9,604
1.51%, 02/15/05[3,4]	6,243	6,246
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	7,204	7,203
K2 USA LLC
1.46%, 01/12/05[3,4]	4,802	4,802
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	2,401	2,401

		30,256

MONEY MARKET FUNDS – 1.96%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	38,419	38,419
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	154,763	154,763
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	105,652	105,652
BlackRock Temp Cash Money Market Fund[3]	2,153	2,153
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	3,920	3,920

		304,907

REPURCHASE AGREEMENTS – 1.48%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	$38,419	38,419
Bank of America N.A.
1.86%, 11/01/04[3,6]	96,048	96,048
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	96,048	96,048

		230,515

TIME DEPOSITS – 1.08%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	9,605	9,605
1.33%, 02/10/05[3]	4,802	4,802
1.39%, 02/02/05[3]	4,802	4,802
1.39%, 04/08/05[3]	6,723	6,723
Bank of New York
1.39%, 11/01/04[3]	9,605	9,605
1.60%, 12/03/04[3]	2,401	2,401
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	2,401	2,402
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	6,147	6,147
Key Bank N.A.
1.81%, 11/01/04[3]	12,486	12,486
National City Bank (Ohio)
1.25%, 01/06/05[3]	9,605	9,605
Nordea Bank PLC
2.11%, 06/07/05[3]	9,605	9,604
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	19,210	19,210

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2004

Security	Principal	Value
Toronto-Dominion Bank
1.22%, 03/23/05[3]	$16,808	$16,807
1.34%, 02/10/05[3]	3,842	3,842
1.41%, 11/01/04[3]	7,204	7,204
1.77%, 05/10/05[3]	4,802	4,802
1.90%, 05/11/05[3]	4,802	4,802
World Savings Bank FSB
1.76%, 11/12/04[3]	34,097	34,088

		168,937

U.S. GOVERNMENT AGENCY NOTES – 0.22%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	6,723	6,733
1.80%, 01/18/05[3]	4,466	4,449
1.80%, 01/19/05[3]	4,802	4,783
2.06%, 05/31/05[3]	4,788	4,730
Federal National Mortgage Association
2.33%, 07/22/05[3]	14,407	14,162

		34,857

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,454,850)		1,454,850

TOTAL INVESTMENTS IN SECURITIES – 109.24% (Cost: $16,529,989)		17,035,419

Other Assets, Less Liabilities – (9.24%)		(1,440,364)

NET ASSETS – 100.00%		$15,595,055

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$6,134,404	39.34%
Utilities	2,580,996	16.55
Industrial	1,680,246	10.78
Consumer Cyclical	1,506,299	9.66
Consumer Non-Cyclical	1,146,430	7.35
Basic Materials	1,116,385	7.16
Energy	1,017,042	6.52
Technology	209,820	1.34
Communications	188,947	1.21
Short-Term and Other Net Assets	14,486	0.09

TOTAL	$15,595,055	100.00%

See notes to financial statements.

46	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 1.31%
ADVO Inc.	1,256	$40,129
Catalina Marketing Corp.	2,020	51,732
Donnelley (R.H.) Corp.[1]	1,280	69,440

		161,301

AEROSPACE & DEFENSE – 1.40%
Curtiss-Wright Corp.	450	25,114
DRS Technologies Inc.[1]	1,026	37,162
EDO Corp.	644	18,019
Esterline Technologies Corp.[1]	864	27,302
Moog Inc. Class A1	940	35,278
Teledyne Technologies Inc.[1]	1,180	30,173

		173,048

AGRICULTURE – 0.42%
Delta & Pine Land Co.	1,583	41,665
Vector Group Ltd.	696	10,760

		52,425

AIRLINES – 0.33%
SkyWest Inc.	2,399	40,975

		40,975

APPAREL – 1.15%
Gymboree Corp.[1]	1,268	15,343
K-Swiss Inc. Class A	784	19,600
Oxford Industries Inc.	575	21,327
Warnaco Group Inc. (The)[1]	1,796	36,638
Wolverine World Wide Inc.	1,608	48,947

		141,855

AUTO MANUFACTURERS – 0.20%
Wabash National Corp.[1]	1,024	25,170

		25,170

AUTO PARTS & EQUIPMENT – 0.04%
Collins & Aikman Corp.[1]	1,430	5,563

		5,563

BANKS – 9.60%
Alabama National Bancorp	617	39,426
Boston Private Financial Holdings Inc.	1,132	27,779
Cathay General Bancorp	2,056	81,006
CVB Financial Corp.	1,571	38,961
First BanCorp (Puerto Rico)	1,534	83,649
First Community Bancorp	540	22,664
First National Bankshares of Florida	1,955	48,269
First Republic Bank	612	29,498
Fremont General Corp.	2,751	59,146
Frontier Financial Corp.[2]	768	29,564
Gold Bancorp Inc.	1,660	24,153
Greater Bay Bancorp	2,107	65,833
Harleysville National Corp.	1,027	26,260
Independent Bank Corp. (Michigan)	814	22,116
Main Street Banks Inc.[2]	608	17,851
MB Financial Inc.	1,122	47,954
Mid-State Bancshares	976	26,186
Oriental Financial Group Inc.	788	22,324
Pacific Capital Bancorp	1,778	56,594
Prosperity Bancshares Inc.	839	22,863
R&G Financial Corp. Class B	1,216	45,746
Riggs National Corp.	848	17,901
Sandy Spring Bancorp Inc.[2]	600	20,748
Santander BanCorp	220	6,138
Silicon Valley Bancshares[1]	1,466	58,655
Southwest Bancorp of Texas Inc.	2,692	63,100
Sterling Bancshares Inc.[2]	1,823	25,832
Sterling Financial Corp. (Pennsylvania)	776	20,564
Texas Regional Bancshares Inc. Class A	1,864	59,518
Umpqua Holdings Corp.	1,799	44,759
United Community Banks Inc.	1,282	30,871

		1,185,928

BEVERAGES – 0.26%
Coca-Cola Bottling Co. Consolidated	164	8,668
Robert Mondavi Corp. (The) Class A1	440	23,976

		32,644

BIOTECHNOLOGY – 0.78%
Applera Corp. - Celera Genomics Group[1]	2,996	38,409
Bio-Rad Laboratories Inc. Class A1	672	34,957
Cambrex Corp.	1,024	22,907

		96,273

BUILDING MATERIALS – 0.36%
ElkCorp	700	19,705
NCI Building Systems Inc.[1]	790	25,398

		45,103

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2004

Security	Shares	Value
CHEMICALS – 2.28%
Arch Chemicals Inc.	964	$27,329
Kronos Worldwide Inc.	128	5,107
MacDermid Inc.	917	28,941
Minerals Technologies Inc.	845	50,784
Mosaic Co. (The)[1]	5,169	77,742
Olin Corp.	2,875	53,762
OM Group Inc.[1]	1,166	38,466

		282,131

COAL – 0.63%
Arch Coal Inc.[2]	2,392	77,788

		77,788

COMMERCIAL SERVICES – 4.45%
Albany Molecular Research Inc.[1]	863	7,439
Alderwoods Group Inc.[1]	1,656	16,775
AMN Healthcare Services Inc.[1]	632	7,458
Bowne & Co. Inc.	1,448	17,999
CDI Corp.	520	8,580
Chemed Corp.	516	31,192
Consolidated Graphics Inc.[1]	491	20,966
Corrections Corp. of America[1]	1,327	46,113
Cross Country Healthcare Inc.[1]	1,036	15,364
First Health Group Corp.[1]	3,770	60,018
FTI Consulting Inc.[1,2]	1,754	32,905
Kelly Services Inc. Class A2	764	20,563
Magellan Health Services Inc.[1]	1,322	49,443
MAXIMUS Inc.[1]	775	21,064
MPS Group Inc.[1]	4,336	45,658
Pre-Paid Legal Services Inc.[1,2]	636	17,738
Quanta Services Inc.[1]	3,837	25,785
Sotheby’s Holdings Inc. Class A1	1,868	34,913
Spherion Corp.[1]	2,500	17,975
TeleTech Holdings Inc.[1]	1,584	15,840
Watson Wyatt & Co. Holdings	1,352	35,896

		549,684

COMPUTERS – 1.90%
CIBER Inc.[1]	2,298	20,774
Hutchinson Technology Inc.[1]	1,063	35,727
Intergraph Corp.[1]	1,502	37,452
MTS Systems Corp.	820	21,152
PalmOne Inc.[1,2]	1,723	49,915
Perot Systems Corp. Class A1	3,080	49,372
Quantum Corp.[1]	7,468	20,014

		234,406

COSMETICS & PERSONAL CARE – 0.36%
Chattem Inc.[1,2]	623	20,846
Elizabeth Arden Inc.[1]	997	23,908

		44,754

DISTRIBUTION & WHOLESALE – 0.82%
Aviall Inc.[1]	963	20,849
United Stationers Inc.[1]	1,366	60,787
WESCO International Inc.[1]	764	19,161

		100,797

DIVERSIFIED FINANCIAL SERVICES – 2.10%
Affiliated Managers Group Inc.[1,2]	1,189	66,394
CompuCredit Corp.[1]	693	13,188
Credit Acceptance Corp.[1]	236	5,232
Financial Federal Corp.[1]	772	28,803
Gabelli Asset Management Inc. Class A	274	12,631
Investment Technology Group Inc.[1]	1,930	29,722
Knight Trading Group Inc.[1]	4,792	49,789
Piper Jaffray Companies Inc.[1,2]	797	34,853
W.P. Stewart & Co. Ltd.[2]	912	18,422

		259,034

ELECTRICAL COMPONENTS & EQUIPMENT – 0.53%
Advanced Energy Industries Inc.[1]	876	8,637
Power-One Inc.[1]	3,016	21,172
Rayovac Corp.[1]	1,422	35,422

		65,231

ELECTRONICS – 3.44%
Benchmark Electronics Inc.[1]	1,690	57,409
Brady Corp. Class A	804	43,601
Checkpoint Systems Inc.[1]	1,556	26,608
Coherent Inc.[1]	1,241	29,945
Cubic Corp.	664	14,608
Electro Scientific Industries Inc.[1]	1,164	19,741
Itron Inc.[1]	864	18,092
KEMET Corp.[1]	3,333	25,864
Methode Electronics Inc.	1,472	19,769
Orbotech Ltd.[1]	1,307	22,101
Paxar Corp.[1]	1,474	32,502

48	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2004

Security	Shares	Value
Plexus Corp.[1,2]	1,784	$22,104
Thomas & Betts Corp.	2,423	68,668
Woodward Governor Co.	395	23,917

		424,929

ENGINEERING & CONSTRUCTION – 0.99%
Dycom Industries Inc.[1]	1,988	64,908
EMCOR Group Inc.[1]	619	24,494
McDermott International Inc.[1]	2,428	33,142

		122,544

ENTERTAINMENT – 0.90%
Isle of Capri Casinos Inc.[1]	688	15,583
Penn National Gaming Inc.[1]	1,407	58,433
Speedway Motorsports Inc.	560	18,536
Vail Resorts Inc.[1]	951	19,077

		111,629

ENVIRONMENTAL CONTROL – 1.31%
Ionics Inc.[1]	752	21,432
Mine Safety Appliances Co.	1,251	47,188
Tetra Tech Inc.[1]	2,313	30,393
Waste Connections Inc.[1]	1,976	62,283

		161,296

FOOD – 1.20%
American Italian Pasta Co. Class A	733	14,880
Flowers Foods Inc.	1,667	42,275
Hain Celestial Group Inc.[1]	1,232	19,934
Ralcorp Holdings Inc.	1,204	44,247
Sanderson Farms Inc.	820	26,642

		147,978

FOREST PRODUCTS & PAPER – 0.25%
Wausau-Mosinee Paper Corp.	1,981	30,983

		30,983

HAND & MACHINE TOOLS – 0.83%
Baldor Electric Co.	1,196	28,022
Franklin Electric Co. Inc.	654	25,101
Lincoln Electric Holdings Inc.	1,486	49,603

		102,726

HEALTH CARE - PRODUCTS – 3.51%
Advanced Medical Optics Inc.[1]	1,467	57,360
CONMED Corp.[1]	1,229	34,498
Datascope Corp.	516	16,749
Invacare Corp.	1,238	57,171
Oakley Inc.	1,084	13,767
Ocular Sciences Inc.[1]	823	40,204
PSS World Medical Inc.[1]	2,641	29,751
Sola International Inc.[1]	1,324	25,394
Steris Corp.[1]	2,841	58,894
Sybron Dental Specialties Inc.[1]	1,596	51,982
Viasys Healthcare Inc.[1]	1,108	18,936
West Pharmaceutical Services Inc.	1,248	28,592

		433,298

HEALTH CARE - SERVICES – 2.03%
AMERIGROUP Corp.[1]	1,023	61,380
Apria Healthcare Group Inc.[1]	2,056	56,252
Molina Healthcare Inc.[1]	465	17,121
Province Healthcare Co.[1]	1,808	38,763
Sierra Health Services Inc.[1,2]	1,033	49,295
Sunrise Senior Living Inc.[1]	747	28,468

		251,279

HOME BUILDERS – 1.69%
Brookfield Homes Corp.	640	16,576
Champion Enterprises Inc.[1,2]	2,916	31,755
Fleetwood Enterprises Inc.[1,2]	2,286	28,781
Meritage Homes Corp.[1]	423	37,520
Monaco Coach Corp.	1,125	19,969
Palm Harbor Homes Inc.[1,2]	444	6,656
Technical Olympic USA Inc.[2]	484	12,240
William Lyon Homes Inc.[1]	179	12,342
Winnebago Industries Inc.	1,385	43,489

		209,328

HOME FURNISHINGS – 0.62%
American Woodmark Corp.	477	17,735
Ethan Allen Interiors Inc.[2]	1,531	58,316

		76,051

HOUSEHOLD PRODUCTS & WARES – 0.99%
Central Garden & Pet Co.[1]	652	23,289
Helen of Troy Ltd.[1]	961	25,515
Jarden Corp.[1]	1,121	39,369
Russ Berrie & Co. Inc.	436	9,091
Standard Register Co. (The)	636	6,754
WD-40 Co.[2]	652	18,429

		122,447

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2004

Security	Shares	Value
HOUSEWARES – 0.55%
Toro Co.	999	$68,182

		68,182

INSURANCE – 2.68%
Arch Capital Group Ltd.[1]	1,291	48,503
Bristol West Holdings Inc.	776	13,347
Hilb, Rogal & Hobbs Co.	1,306	41,400
Philadelphia Consolidated Holding Corp.[1]	767	44,471
ProAssurance Corp.[1]	1,112	39,687
RLI Corp.	930	35,368
Scottish Re Group Ltd.	1,476	33,210
State Auto Financial Corp.	456	12,973
Triad Guaranty Inc.[1]	384	20,932
21st Century Insurance Group	1,072	14,204
U.S.I. Holdings Corp.[1,2]	1,614	15,680
Universal American Financial Corp.[1]	952	11,576

		331,351

INTERNET – 1.53%
Ariba Inc.[1]	2,556	39,235
CMGI Inc.[1]	14,046	19,243
EarthLink Inc.[1]	5,963	61,598
HomeStore Inc.[1]	4,530	11,076
Priceline.com Inc.[1,2]	891	17,767
ProQuest Co.[1]	1,064	27,728
Vignette Corp.[1]	11,716	13,005

		189,652

IRON & STEEL – 0.84%
Reliance Steel & Aluminum Co.	1,159	39,777
Steel Dynamics Inc.[2]	1,920	63,744

		103,521

LEISURE TIME – 0.25%
K2 Inc.[1,2]	1,928	31,272

		31,272

LODGING – 0.97%
Ameristar Casinos Inc.	456	15,835
Boyd Gaming Corp.	2,088	69,927
Kerzner International Ltd.[1]	681	34,540

		120,302

MACHINERY – 3.46%
Applied Industrial Technologies Inc.	718	26,710
Briggs & Stratton Corp.	922	66,209
Flowserve Corp.[1]	2,263	48,836
IDEX Corp.	2,032	74,981
JLG Industries Inc.[2]	1,796	29,957
Joy Global Inc.	1,907	64,438
Manitowoc Co. Inc. (The)	1,099	38,795
Nordson Corp.	1,077	37,717
Stewart & Stevenson Services Inc.	1,067	18,139
Thomas Industries Inc.	640	21,632

		427,414

MANUFACTURING – 2.38%
Actuant Corp. Class A1	968	38,401
AptarGroup Inc.	1,391	65,266
Brink’s Co. (The)	2,332	74,857
CLARCOR Inc.	1,043	51,420
ESCO Technologies Inc.[1]	532	37,134
Jacuzzi Brands Inc.[1]	3,065	26,512

		293,590

MEDIA – 1.16%
Insight Communications Co. Inc.[1]	2,099	17,758
Liberty Corp.	689	27,856
Martha Stewart Living Omnimedia Inc. Class A1,2	547	9,682
Media General Inc. Class A	851	49,613
Mediacom Communications Corp.[1]	2,548	16,689
Pulitzer Inc.	408	21,510

		143,108

METAL FABRICATE & HARDWARE – 1.02%
Kaydon Corp.	1,164	34,454
Mueller Industries Inc.	1,299	34,631
Worthington Industries Inc.	2,883	57,228

		126,313

MINING – 1.06%
AMCOL International Corp.	1,024	18,012
Coeur d’Alene Mines Corp.[1,2]	8,775	43,436
Meridian Gold Inc.[1]	4,084	69,020

		130,468

OFFICE & BUSINESS EQUIPMENT – 0.27%
Global Imaging Systems Inc.[1]	952	33,510

		33,510

50	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2004

Security	Shares	Value
OIL & GAS – 3.69%
Cimarex Energy Co.[1]	1,615	$57,946
Comstock Resources Inc.[1]	1,436	31,592
Denbury Resources Inc.[1]	2,242	55,602
Encore Acquisition Co.[1]	535	17,468
Frontier Oil Corp.	1,067	26,227
KCS Energy Inc.[1]	2,015	27,424
Magnum Hunter Resources Inc.[1]	2,884	34,896
Range Resources Corp.[2]	2,783	43,693
Remington Oil & Gas Corp.[1]	872	22,184
Southwestern Energy Co.[1]	1,488	68,359
Stone Energy Corp.[1]	1,032	42,487
Swift Energy Co.[1]	1,156	28,033

		455,911

OIL & GAS SERVICES – 3.00%
Core Laboratories NV1	1,096	27,181
Hanover Compressor Co.[1]	2,769	36,052
Hydril Co. LP1	674	29,649
Key Energy Services Inc.[1]	5,371	61,766
Lone Star Technologies Inc.[1]	1,193	31,495
Maverick Tube Corp.[1]	1,750	46,147
Oceaneering International Inc.[1]	1,029	36,581
Oil States International Inc.[1]	1,096	20,123
Universal Compression Holdings Inc.[1]	851	29,428
Veritas DGC Inc.[1]	1,377	29,055
W-H Energy Services Inc.[1]	1,132	23,036

		370,513

PHARMACEUTICALS – 2.14%
Alpharma Inc. Class A	1,676	28,408
Andrx Corp.[1]	2,992	64,747
Nabi Biopharmaceuticals[1]	2,384	33,018
NeighborCare Inc.[1]	1,485	38,061
Par Pharmaceutical Companies Inc.[1]	1,387	54,717
Perrigo Co.	2,531	46,014

		264,965

REAL ESTATE – 0.48%
Jones Lang LaSalle Inc.[1]	1,166	37,312
Trammell Crow Co.[1]	1,396	21,568

		58,880

REAL ESTATE INVESTMENT TRUSTS – 6.86%
CarrAmerica Realty Corp.[2]	2,235	72,034
CBL & Associates Properties Inc.	1,204	78,922
CenterPoint Properties Trust	1,979	91,628
Corporate Office Properties Trust	1,312	35,975
Cousins Properties Inc.	1,608	59,850
Entertainment Properties Trust[2]	1,009	40,259
Equity One Inc.	1,492	31,317
Essex Property Trust Inc.[2]	856	67,162
Heritage Property Investment Trust Inc.	1,094	33,465
LaSalle Hotel Properties	1,148	32,971
Maguire Properties Inc.	1,515	39,617
Manufactured Home Communities Inc.	863	29,765
New Century Financial Corp.[2]	1,950	107,542
Post Properties Inc.[2]	1,629	52,275
Shurgard Storage Centers Inc. Class A2	1,889	74,993

		847,775

RETAIL – 5.88%
Big 5 Sporting Goods Corp.[1]	632	16,046
Casey’s General Store Inc.[2]	1,933	34,407
Cash America International Inc.	1,154	29,196
CKE Restaurants Inc.[1,2]	1,984	23,947
CSK Auto Corp.[1]	1,923	28,153
Dress Barn Inc.[1]	876	14,042
Electronics Boutique Holdings Corp.[1]	541	18,470
Finish Line Inc. (The)	876	30,336
GameStop Corp.[1]	872	17,082
IHOP Corp.[2]	833	31,904
Insight Enterprises Inc.[1]	1,999	37,091
Landry’s Restaurants Inc.[2]	945	25,591
Linens ‘n Things Inc.[1]	1,860	44,789
Men’s Wearhouse Inc. (The)[1]	1,385	43,046
Movie Gallery Inc.	1,092	17,669
Nu Skin Enterprises Inc. Class A2	2,168	41,929
Papa John’s International Inc.[1]	524	16,915
Pep Boys-Manny, Moe & Jack Inc.	2,380	33,844
School Specialty Inc.[1]	753	30,813
Sharper Image Corp.[1]	456	9,337
Sports Authority Inc. (The)[1]	921	22,270
Steak n Shake Co. (The)[1]	1,064	17,535
Stein Mart Inc.[1]	1,092	18,149

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2004

Security	Shares	Value
TBC Corp.[1]	828	$18,406
Too Inc.[1]	1,424	31,356
West Marine Inc.[1,2]	556	13,639
Zale Corp.[1]	2,138	60,976

		726,938

SAVINGS & LOANS – 2.48%
Bank Mutual Corp.	3,252	39,935
BankAtlantic Bancorp Inc. Class A	1,903	33,283
BankUnited Financial Corp. Class A1	1,144	34,034
Brookline Bancorp Inc.[2]	2,423	37,532
First Niagara Financial Group Inc.[2]	3,208	44,720
Flagstar Bancorp Inc.	1,272	26,572
Harbor Florida Bancshares Inc.	892	28,580
Northwest Bancorp Inc.	512	12,186
Sterling Financial Corp. (Washington)[1]	923	34,677
TierOne Corp.	691	15,395

		306,914

SEMICONDUCTORS – 2.04%
AMIS Holdings Inc.[1]	1,372	20,854
Amkor Technology Inc.[1]	3,760	18,725
Brooks Automation Inc.[1]	1,812	26,963
ESS Technology Inc.[1]	1,452	9,496
Helix Technology Corp.	1,080	15,163
Integrated Device Technology Inc.[1]	4,361	51,547
Mattson Technology Inc.[1]	1,668	13,995
MKS Instruments Inc.[1]	1,480	23,414
Mykrolis Corp.[1]	1,708	17,951
ON Semiconductor Corp.[1]	4,204	15,134
Photronics Inc.[1,2]	1,160	20,358
TriQuint Semiconductor Inc.[1]	5,184	18,455

		252,055
SOFTWARE – 3.52%
CCC Information Services Group Inc.[1]	524	9,600
CSG Systems International Inc.[1]	2,012	33,822
eFunds Corp.[1]	1,983	39,045
Epicor Software Corp.[1,2]	1,630	25,053
infoUSA Inc.[1]	1,428	14,958
Inter-Tel Inc.	832	22,464
Keane Inc.[1]	2,221	35,114
ManTech International Corp. Class A1	708	15,307
MicroStrategy Inc. Class A1	516	30,950
NetIQ Corp.[1]	2,360	29,925
Parametric Technology Corp.[1]	11,027	57,230
SERENA Software Inc.[1,2]	1,212	21,501
Take-Two Interactive Software Inc.[1,2]	1,846	60,844
Wind River Systems Inc.[1]	2,955	39,567

		435,380

TELECOMMUNICATIONS – 3.61%
Adaptec Inc.[1]	4,524	35,287
Advanced Fibre Communications Inc.[1]	3,639	56,841
Anixter International Inc.	1,300	50,232
Arch Wireless Inc. Class A1	808	23,101
Aspect Communications Corp.[1]	1,716	16,328
Black Box Corp.	740	29,067
Centennial Communications Corp.[1]	992	6,190
Commonwealth Telephone Enterprises Inc.[1,2]	866	39,516
CommScope Inc.[1,2]	1,856	33,427
Dobson Communications Corp. Class A1	4,933	6,561
Enterasys Networks Inc.[1]	8,060	11,284
General Communication Inc. Class A1	1,780	16,305
Golden Telecom Inc.[2]	448	12,764
Infonet Services Corp. Class B1	2,459	4,475
Price Communications Corp.[1]	1,724	27,463
PTEK Holdings Inc.[1]	2,686	26,753
Sycamore Networks Inc.[1]	7,513	27,573
Time Warner Telecom Inc. Class A1	2,064	10,568
Westell Technologies Inc. Class A1	2,188	12,275

		446,010

TEXTILES – 0.25%
G&K Services Inc. Class A	797	31,314

		31,314

TRANSPORTATION – 3.12%
EGL Inc.[1]	1,406	44,964
Florida East Coast Industries Inc.	948	35,891
Genesee & Wyoming Inc. Class A1	1,000	25,320
Kansas City Southern Industries Inc.[1,2]	2,580	43,731
Kirby Corp.[1]	818	34,356
Old Dominion Freight Line Inc.[1]	779	21,831
OMI Corp.[2]	3,776	67,779
Pacer International Inc.[1]	1,180	20,945

52	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Swift Transportation Co. Inc.[1]	2,175	$41,107
Werner Enterprises Inc.	2,330	49,396

		385,320

TOTAL COMMON STOCKS (Cost: $12,021,405)		12,349,256

CORPORATE BONDS & NOTES – 0.09%

METAL FABRICATE & HARDWARE – 0.09%
Mueller Industries Inc.
6.00%, 11/01/14[3]	$11,042	10,821

		10,821

TOTAL CORPORATE BONDS & NOTES (Cost: $11,041)		10,821

SHORT-TERM INVESTMENTS – 11.41%

COMMERCIAL PAPER – 1.93%
Amsterdam Funding Corp.
1.79%, 11/08/04[4]	6,970	6,968
Aspen Funding Corp.
1.85%, 11/01/04[4]	26,674	26,674
Barton Capital Corp.
1.78%, 11/04/04[4]	8,030	8,029
1.79%, 11/08/04[4]	7,294	7,292
CRC Funding LLC
1.78%, 11/09/04[4]	4,647	4,645
Delaware Funding Corp.
1.78%, 11/10/04[4]	5,112	5,109
Edison Asset Securitization
1.45%, 11/09/04[4]	9,294	9,291
1.59%, 12/02/04[4]	9,294	9,281
Eureka Securitization Inc.
1.79%, 11/01/04[4]	3,949	3,949
Ford Credit Auto Receivables
1.85%, 01/14/05[4]	4,647	4,630
Grampian Funding LLC
1.59%, 11/30/04[4]	4,647	4,641
Liberty Street Funding Corp.
1.80%, 11/12/04[4]	2,323	2,323
Nationwide Building Society
1.63%, 12/09/04[4]	7,714	7,701

Security	Principal	Value
Polonius Inc.
1.79%, 11/12/04[4]	$4,647	$4,644
Prudential Funding LLC
1.60%, 12/01/04[4]	4,647	4,641
1.85%, 11/01/04[4]	23,235	23,235
Ranger Funding Co. LLC
1.79%, 11/01/04[4]	5,328	5,328
Scaldis Capital LLC
1.78%, 11/08/04[4]	20,911	20,904
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[4]	5,436	5,433
UBS Finance (Delaware)
1.11%, 12/17/04[4]	13,941	13,921
1.85%, 11/01/04[4]	46,470	46,470
Windmill Funding Corp.
1.79%, 11/02/04[4]	1,394	1,394
1.79%, 11/03/04[4]	5,576	5,576
1.79%, 11/08/04[4]	6,763	6,763

		238,842

FLOATING RATE NOTES – 3.43%
American Express Credit Corp.
1.95%, 10/26/05[4]	9,294	9,299
Bank of Nova Scotia
1.85%, 09/26/05[4]	2,323	2,323
Beta Finance Inc.
1.78%, 05/04/05[4,5]	5,576	5,576
1.89%, 09/23/05[4,5]	8,365	8,362
1.89%, 09/27/05[4,5]	7,435	7,432
1.91%, 03/15/05[4,5]	4,647	4,648
2.04%, 10/27/05[4,5]	8,829	8,839
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[4]	13,941	13,937
1.90%, 10/31/05[4]	9,294	9,292
CC USA Inc.
1.78%, 05/04/05[4,5]	9,294	9,293
2.06%, 07/29/05[4,5]	9,294	9,292
Den Danske Bank NY
1.79%, 08/12/05[4]	9,294	9,292
1.87%, 08/26/05[4]	9,294	9,292
2.00%, 10/17/05[4]	9,294	9,291

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2004

Security	Principal	Value
Depfa Bank PLC
1.86%, 09/15/05[4]	$9,294	$9,294
Dorada Finance Inc.
2.06%, 07/29/05[4,5]	7,714	7,712
Five Finance Inc.
1.91%, 04/29/05[4,5]	7,435	7,435
HBOS Treasury Services PLC
1.96%, 04/22/05[4]	9,294	9,294
K2 USA LLC
1.81%, 09/12/05[4,5]	9,294	9,292
1.82%, 06/10/05[4,5]	9,294	9,293
1.89%, 10/20/05[4,5]	9,294	9,294
2.05%, 07/25/05[4,5]	4,647	4,646
Links Finance LLC
1.82%, 04/15/05[4,5]	9,294	9,293
2.12%, 04/25/05[4]	9,294	9,297
National City Bank (Ohio)
1.79%, 08/09/05[4]	9,294	9,292
1.85%, 06/10/05[4]	4,647	4,648
1.86%, 06/23/05[4]	9,294	9,292
Nationwide Building Society
1.96%, 10/28/05[4,5]	15,800	15,802
Norddeutsche Landesbank
2.04%, 07/27/05[4]	9,294	9,292
Northern Rock PLC
1.90%, 10/25/05[4,5]	18,588	18,588
2.02%, 01/13/05[4,5]	8,829	8,829
Permanent Financing PLC
1.81%, 03/10/05[4]	9,294	9,294
1.82%, 12/10/04[4]	4,647	4,647
1.84%, 06/10/05[4]	4,182	4,182
Sigma Finance Inc.
1.84%, 11/15/04[4]	9,294	9,294
1.86%, 08/17/05[4]	4,647	4,647
1.86%, 09/15/05[4]	11,617	11,618
Tango Finance Corp.
1.66%, 05/17/05[4,5]	7,714	7,714
1.70%, 02/25/05[4,5]	5,205	5,204
1.80%, 04/07/05[4,5]	3,411	3,411
1.83%, 01/18/05[4,5]	4,089	4,089
1.84%, 09/15/05[4,5]	8,179	8,178
1.90%, 07/25/05[4,5]	9,294	9,293

Security	Shares or Principal	Value
WhistleJacket Capital LLC
1.83%, 07/15/05[4,5]	$6,970	$6,969
1.83%, 09/15/05[4]	6,970	6,969
1.83%, 10/14/05[4,5]	4,647	4,647
1.84%, 06/15/05[4,5]	4,647	4,646
White Pine Finance LLC
1.68%, 05/20/05[4]	4,182	4,182
1.80%, 07/05/05[4]	4,647	4,646
1.82%, 04/15/05[4,5]	6,970	6,970
1.83%, 11/15/04[4,5]	5,576	5,576
1.84%, 06/15/05[4,5]	3,811	3,811
1.89%, 03/29/05[4]	3,996	3,996
1.90%, 08/26/05[4,5]	4,647	4,646
2.02%, 07/11/05[4]	2,323	2,324
Winston Funding Ltd.
2.16%, 01/23/05[4,5]	6,636	6,636

		424,350

MEDIUM-TERM NOTES – 0.24%
CC USA Inc.
1.29%, 04/15/05[4,5]	9,294	9,294
1.51%, 02/15/05[4,5]	6,041	6,044
Dorada Finance Inc.
1.48%, 01/18/05[4,5]	6,970	6,970
K2 USA LLC
1.46%, 01/12/05[4,5]	4,647	4,647
WhistleJacket Capital LLC
1.32%, 02/04/05[4,5]	2,323	2,323

		29,278

MONEY MARKET FUNDS – 2.41%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,6]	37,176	37,176
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,6]	152,301	152,301
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,6]	102,233	102,233
BlackRock Temp Cash Money Market Fund[4]	2,083	2,083

54	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	3,793	$3,793

		297,586

REPURCHASE AGREEMENTS – 1.81%
Banc of America Securities LLC
1.86%, 11/01/04[4,7]	$37,176	37,176
Bank of America N.A.
1.86%, 11/01/04[4,7]	92,940	92,940
Goldman Sachs & Co.
1.86%, 11/01/04[4,7]	92,940	92,940

		223,056

TIME DEPOSITS – 1.32%
Abbey National Treasury Services PLC
1.25%, 01/06/05[4]	9,294	9,294
1.33%, 02/10/05[4]	4,647	4,647
1.39%, 02/02/05[4]	4,646	4,646
1.39%, 04/08/05[4]	6,506	6,505
Bank of New York
1.39%, 11/01/04[4]	9,294	9,294
1.60%, 12/03/04[4]	2,323	2,323
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[4]	2,323	2,323
HBOS Treasury Services PLC
1.24%, 04/01/05[4]	5,948	5,948
Key Bank N.A.
1.81%, 11/01/04[4]	12,082	12,082
National City Bank (Ohio)
1.25%, 01/06/05[4]	9,294	9,294
Nordea Bank PLC
2.11%, 06/07/05[4]	9,294	9,293
Rabobank Nederland NV NY
1.85%, 11/01/04[4]	18,588	18,588
Toronto-Dominion Bank
1.22%, 03/23/05[4]	16,264	16,264
1.34%, 02/10/05[4]	3,718	3,717
1.41%, 11/01/04[4]	6,970	6,970
1.77%, 05/10/05[4]	4,647	4,647
1.90%, 05/11/05[4]	4,647	4,647

Security	Principal	Value
World Savings Bank FSB
1.76%, 11/12/04[4]	$32,994	$32,993

		163,475

U.S. GOVERNMENT AGENCY NOTES – 0.27%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[4]	6,506	6,515
1.80%, 01/18/05[4]	4,322	4,305
1.80%, 01/19/05[4]	4,647	4,629
2.06%, 05/31/05[4]	4,633	4,577
Federal National Mortgage Association
2.33%, 07/22/05[4]	13,941	13,704

		33,730

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,410,317)		1,410,317

TOTAL INVESTMENTS IN SECURITIES – 111.42% (Cost: $13,442,763)		13,770,394

Other Assets, Less Liabilities – (11.42%)		(1,411,283)

NET ASSETS – 100.00%		$12,359,111

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$2,989,882	24.20%
Industrial	2,338,335	18.93
Consumer Non-Cyclical	1,995,747	16.14
Consumer Cyclical	1,689,376	13.65
Technology	955,351	7.73
Communications	940,071	7.61
Energy	904,212	7.32
Basic Materials	547,103	4.43
Short-Term and Other Net Assets	(966)	(0.01)

TOTAL	$12,359,111	100.00%

See notes to financial statements.

56	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 99.99%

ADVERTISING – 0.10%
ValueVision Media Inc. Class A1	1,092	$11,400

		11,400

AEROSPACE & DEFENSE – 1.10%
Armor Holdings Inc.[1]	1,321	48,903
Engineered Support Systems Inc.	1,150	55,246
Orbital Sciences Corp.[1]	2,095	21,683

		125,832

AIRLINES – 0.37%
AirTran Holdings Inc.[1]	3,663	42,564

		42,564

APPAREL – 0.86%
Carter’s Inc.[1]	771	24,256
Guess? Inc.[1]	372	6,212
Quiksilver Inc.[1]	2,483	67,662

		98,130

BANKS – 2.16%
East West Bancorp Inc.	2,144	85,846
PrivateBancorp Inc.	871	28,177
UCBH Holdings Inc.	1,928	83,078
Wintrust Financial Corp.	881	50,217

		247,318

BIOTECHNOLOGY – 3.26%
Alexion Pharmaceuticals Inc.[1]	1,149	20,504
ARIAD Pharmaceuticals Inc.[1]	2,224	12,610
Digene Corp.[1],[2]	673	16,926
Encysive Pharmaceuticals Inc.[1]	2,239	19,546
Enzo Biochem Inc.[1]	1,273	22,512
Enzon Pharmaceuticals Inc.[1]	1,866	30,173
Exelixis Inc.[1]	3,070	27,323
Genencor International Inc.[1]	372	5,775
Integra LifeSciences Holdings Corp.[1]	767	24,605
InterMune Inc.[1]	1,192	15,460
Nektar Therapeutics[1]	3,564	51,357
Regeneron Pharmaceuticals Inc.[1]	1,615	11,741
Serologicals Corp.[1,2]	1,065	25,187
Telik Inc.[1]	1,750	32,287
Transkaryotic Therapies Inc.[1]	1,172	20,287
Vertex Pharmaceuticals Inc.[1]	3,409	37,090

		373,383

BUILDING MATERIALS – 0.56%
Simpson Manufacturing Co. Inc.	789	50,717
Trex Co. Inc.[1]	324	12,999

		63,716

CHEMICALS – 0.62%
Cabot Microelectronics Corp.[1,2]	1,057	38,084
Symyx Technologies Inc.[1]	1,368	33,468

		71,552

COMMERCIAL SERVICES – 5.12%
Aaron Rents Inc.	1,667	36,174
Advisory Board Co. (The)[1]	690	22,480
Arbitron Inc.[1]	1,320	47,744
Bright Horizons Family Solutions Inc.[1]	568	35,954
CoStar Group Inc.[1]	707	28,542
Euronet Worldwide Inc.[1]	1,058	24,249
Gartner Inc. Class A1,2	1,889	22,479
Gartner Inc. Class B1,2	1,221	14,176
Korn/Ferry International[1]	1,475	25,665
Labor Ready Inc.[1,2]	1,612	23,132
Laureate Education Inc.[1]	1,806	70,831
Navigant Consulting Inc.[1]	2,038	50,685
PAREXEL International Corp.[1]	1,111	21,387
Resources Connection Inc.[1]	986	41,392
Rollins Inc.	1,004	26,455
StarTek Inc.	376	10,396
Strayer Education Inc.	595	57,739
Universal Technical Institute Inc.[1]	805	26,412

		585,892

COMPUTERS – 5.78%
Advanced Digital Information Corp.[1]	2,744	24,559
Anteon International Corp.[1]	1,204	47,317
Brocade Communications Systems Inc.[1]	11,149	75,702
CACI International Inc. Class A1	1,240	75,603
Cray Inc.[1]	3,608	12,069
Echelon Corp.[1]	1,431	10,103
Electronics For Imaging Inc.[1]	2,283	41,185
FactSet Research Systems Inc.	884	44,059
Kronos Inc.[1]	1,316	64,550
Lexar Media Inc.[1]	3,303	22,328
Magma Design Automation Inc.[1]	1,226	15,901
Manhattan Associates Inc.[1]	1,283	26,391

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
McDATA Corp. Class A1	3,441	$21,609
McDATA Corp. Class B1,2	1,146	6,876
Mentor Graphics Corp.[1,2]	3,084	35,898
Mercury Computer Systems Inc.[1]	911	23,007
MICROS Systems Inc.[1]	784	46,350
Silicon Storage Technology Inc.[1]	3,610	26,895
SRA International Inc. Class A1	660	35,482
Syntel Inc.	284	5,254

		661,138

DISTRIBUTION & WHOLESALE – 0.87%
ScanSource Inc.[1]	531	32,885
SCP Pool Corp.	2,270	66,261

		99,146

DIVERSIFIED FINANCIAL SERVICES – 0.86%
Asset Acceptance Capital Corp.[1]	547	9,969
eSpeed Inc.[1]	1,333	13,130
National Financial Partners Corp.	1,138	34,982
Nelnet Inc. Class A1	344	6,677
Ritchie Bros. Auctioneers Inc.	1,086	33,134

		97,892

ELECTRICAL COMPONENTS & EQUIPMENT – 0.43%
Littelfuse Inc.[1]	941	30,695
Vicor Corp.	400	3,716
Wilson Greatbatch Technologies Inc.[1]	900	15,255

		49,666

ELECTRONICS – 4.46%
Analogic Corp.	470	19,996
Cymer Inc.[1]	1,569	44,748
Dionex Corp.[1]	896	50,176
FEI Co.[1]	1,053	20,386
FLIR Systems Inc.[1]	1,438	76,516
Identix Inc.[1]	3,312	24,144
InVision Technologies Inc.[1]	667	30,802
Photon Dynamics Inc.[1]	707	12,938
Rogers Corp.[1]	690	29,615
Taser International Inc.[1,2]	1,195	48,876
Technitrol Inc.[1]	1,567	25,573
Trimble Navigation Ltd.[1]	2,192	62,888
TTM Technologies Inc.[1]	968	9,065
Varian Inc.[1]	1,487	54,246

		509,969

ENERGY - ALTERNATE SOURCES – 0.90%
FuelCell Energy Inc.[1,2]	1,868	23,042
Headwaters Inc.[1,2]	1,433	45,140
KFx Inc.[1,2]	2,240	20,922
Plug Power Inc.[1,2]	2,257	13,508

		102,612

ENTERTAINMENT – 2.07%
Alliance Gaming Corp.[1,2]	1,993	18,435
Gaylord Entertainment Co.[1]	1,686	56,498
Macrovision Corp.[1]	2,102	56,838
Scientific Games Corp. Class A1	2,825	59,834
Shuffle Master Inc.[1,2]	1,063	44,742

		236,347

FOOD – 0.33%
United Natural Foods Inc.[1]	1,398	38,012

		38,012

HEALTH CARE - PRODUCTS – 7.44%
Advanced Neuromodulation Systems Inc.[1]	853	27,151
Align Technology Inc.[1]	1,381	14,328
American Medical Systems Holdings Inc.[1]	985	36,544
Arrow International Inc.	940	26,851
ArthroCare Corp.[1,2]	925	28,499
Biosite Inc.[1,2]	684	33,386
CTI Molecular Imaging Inc.[1]	1,467	11,501
Cyberonics Inc.[1,2]	725	13,608
Diagnostic Products Corp.	970	42,826
EPIX Pharmaceuticals Inc.[1]	825	12,895
Gen-Probe Inc.[1]	2,112	74,004
Haemonetics Corp.[1]	1,061	34,854
ICU Medical Inc.[1,2]	532	11,943
Immucor Inc.[1]	1,269	39,149
Intuitive Surgical Inc.[1]	1,447	42,223
Kyphon Inc.[1]	1,196	30,044
Laserscope[1,2]	732	19,808
Mentor Corp.	1,585	55,158
Merit Medical Systems Inc.[1]	1,117	11,561
PolyMedica Corp.[2]	1,171	40,985
ResMed Inc.[1]	1,461	68,667
TECHNE Corp.[1]	1,669	60,117
Thoratec Corp.[1,2]	2,079	18,254
Ventana Medical Systems Inc.[1]	601	32,526

58	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
VISX Inc.[1]	2,111	$35,211
Wright Medical Group Inc.[1]	1,117	28,852

		850,945

HEALTH CARE - SERVICES – 2.57%
American Healthways Inc.[1,2]	1,313	39,626
AmSurg Corp.[1]	1,293	30,243
Centene Corp.[1]	876	41,549
LabOne Inc.[1,2]	728	21,840
LifePoint Hospitals Inc.[1]	1,539	49,894
Odyssey Healthcare Inc.[1,2]	1,557	12,020
Pediatrix Medical Group Inc.[1]	1,028	57,825
United Surgical Partners International Inc.[1]	1,004	35,150
VistaCare Inc. Class A1,2	345	5,348

		293,495

HOME FURNISHINGS – 0.36%
Tempur-Pedic International Inc.[1]	1,437	23,337
TiVo Inc.[1,2]	2,654	17,848

		41,185

HOUSEHOLD PRODUCTS & WARES – 0.51%
Yankee Candle Co. Inc. (The)[1]	2,114	58,558

		58,558

INSURANCE – 0.19%
Direct General Corp.	733	21,624

		21,624

INTERNET – 10.34%
Akamai Technologies Inc.[1,2]	5,034	69,721
aQuantive Inc.[1]	2,610	23,360
Ask Jeeves Inc.[1,2]	2,454	63,264
@Road Inc.[1]	1,590	10,017
Avocent Corp.[1]	2,097	74,653
CNET Networks Inc.[1,2]	5,673	46,348
Digital Insight Corp.[1,2]	1,320	20,671
Digital River Inc.[1]	1,304	43,423
Digitas Inc.[1]	3,032	27,288
DoubleClick Inc.[1,2]	5,182	32,958
eResearch Technology Inc.[1,2]	2,031	23,742
F5 Networks Inc.[1]	1,247	49,818
InfoSpace Inc.[1]	1,241	65,153
Internet Security Systems Inc.[1]	1,834	39,908
Ipass Inc.[1]	2,028	11,661
j2 Global Communications Inc.[1,2]	990	29,849
Macromedia Inc.[1]	2,947	79,982
NetFlix Inc.[1,2]	1,192	11,288
1-800-FLOWERS.COM Inc.[1]	1,108	8,947
Openwave Systems Inc.[1]	2,736	32,203
Opsware Inc.[1,2]	2,575	13,931
Overstock.com Inc.[1,2]	493	26,691
RealNetworks Inc.[1]	4,784	23,202
RSA Security Inc.[1]	2,754	56,347
S1 Corp.[1]	2,854	26,799
Sapient Corp.[1]	3,385	27,249
SonicWALL Inc.[1]	3,077	15,385
TIBCO Software Inc.[1]	7,317	71,121
United Online Inc.[1]	2,091	19,634
ValueClick Inc.[1]	3,411	31,688
Verity Inc.[1]	1,567	20,246
WebEx Communications Inc.[1]	1,349	29,678
webMethods Inc.[1]	2,353	16,306
Websense Inc.[1]	994	40,327

		1,182,858

LEISURE TIME – 0.36%
Multimedia Games Inc.[1]	1,205	15,906
WMS Industries Inc.[1,2]	865	25,301

		41,207

LODGING – 0.63%
Boca Resorts Inc. Class A1	1,405	33,299
Choice Hotels International Inc.	781	38,972

		72,271

MACHINERY – 0.98%
Cognex Corp.	1,703	43,597
Unova Inc.[1]	2,028	31,130
Wabtec Corp.	1,851	37,520

		112,247

MANUFACTURING – 0.77%
CUNO Inc.[1]	724	41,630
Matthews International Corp. Class A	1,372	45,969

		87,599

MEDIA – 1.86%
Central European Media Enterprises Ltd.[1]	659	23,322
Crown Media Holdings Inc.[1]	412	3,710

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
Cumulus Media Inc. Class A1	2,243	$36,449
Emmis Communications Corp.[1]	2,183	40,822
Entravision Communications Corp.[1]	2,016	16,229
Information Holdings Inc.[1]	540	14,791
Lin TV Corp. Class A1	1,143	20,780
Saga Communications Inc.[1]	783	13,170
Salem Communications Corp. Class A1	507	12,675
Sinclair Broadcast Group Inc. Class A	1,945	13,615
Spanish Broadcasting System Inc. Class A1	1,720	17,406

		212,969

MINING – 0.61%
Apex Silver Mines Ltd.[1]	1,895	35,550
Hecla Mining Co.[1]	5,039	33,963

		69,513

OFFICE & BUSINESS EQUIPMENT – 0.22%
Imagistics International Inc.[1]	724	24,920

		24,920

OIL & GAS – 2.53%
Atwood Oceanics Inc.[1]	558	26,756
Grey Wolf Inc.[1,2]	7,943	41,145
Helmerich & Payne Inc.	2,001	57,129
Penn Virginia Corp.	700	25,200
Quicksilver Resources Inc.[1]	1,318	41,688
Spinnaker Exploration Co.[1]	1,150	36,708
Unit Corp.[1]	1,646	61,050

		289,676

OIL & GAS SERVICES – 1.90%
Cal Dive International Inc.[1,2]	1,519	53,788
CARBO Ceramics Inc.	505	36,486
Global Industries Ltd.[1]	3,268	21,928
Seacor Holdings Inc.[1]	741	35,279
Superior Energy Services Inc.[1]	3,211	41,390
Tetra Technologies Inc.[1]	959	28,712

		217,583

PHARMACEUTICALS – 7.78%
Abgenix Inc.[1]	3,330	30,336
Adolor Corp.[1]	1,593	18,861
Alkermes Inc.[1]	3,825	47,315
AtheroGenics Inc.[1,2]	1,592	47,664
Atrix Laboratories Inc.[1]	942	29,183
Connetics Corp.[1,2]	1,504	40,428
CV Therapeutics Inc.[1]	1,342	22,452
Dendreon Corp.[1,2]	2,294	23,720
Discovery Laboratories Inc.[1]	1,887	12,850
First Horizon Pharmaceutical Corp.[1,2]	1,028	25,268
Genta Inc.[1]	2,121	5,303
ILEX Oncology Inc.[1]	1,574	39,744
Impax Laboratories Inc.[1]	2,092	30,878
Inspire Pharmaceuticals Inc.[1]	1,510	23,647
Kos Pharmaceuticals Inc.[1]	488	17,422
K-V Pharmaceuticals Co. Class A1	1,443	28,745
Ligand Pharmaceuticals Inc. Class B1	3,139	27,984
Medarex Inc.[1,2]	3,372	25,661
Medicines Co. (The)[1]	1,912	50,936
NPS Pharmaceuticals Inc.[1,2]	1,662	28,387
Onyx Pharmaceuticals Inc.[1]	1,422	39,901
Priority Healthcare Corp. Class B1	1,577	28,481
Salix Pharmaceuticals Ltd.[1]	1,534	24,590
Tanox Inc.[1,2]	1,022	16,045
Taro Pharmaceutical Industries Ltd.[1]	1,042	27,686
United Therapeutics Inc.[1]	914	28,572
USANA Health Sciences Inc.[1]	408	12,171
VCA Antech Inc.[1,2]	3,489	78,223
Vicuron Pharmaceuticals Inc.[1]	2,335	32,737
Zymogenetics Inc.[1]	1,338	25,275

		890,465

REAL ESTATE INVESTMENT TRUSTS – 0.75%
Affordable Residential Communities Inc.	1,279	16,653
American Financial Realty Trust	4,696	69,031

		85,684

RETAIL – 7.59%
AC Moore Arts & Crafts Inc.[1]	582	14,995
Aeropostale Inc.[1]	2,376	74,963
Bebe Stores Inc.[2]	316	9,755
CEC Entertainment Inc.[1]	1,585	60,262
Children’s Place Retail Stores Inc. (The)[1]	596	18,399
Christopher & Banks Corp.	1,610	26,163
Coldwater Creek Inc.[1]	903	20,787
Copart Inc.[1]	2,853	53,009
Cost Plus Inc.[1,2]	927	29,942
Dick’s Sporting Goods Inc.[1,2]	1,185	42,660

60	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
Fred’s Inc.	1,386	$24,297
Guitar Center Inc.[1]	1,024	45,701
Hibbet Sporting Goods Inc.[1]	868	19,408
Hot Topic Inc.[1]	2,076	42,683
Kenneth Cole Productions Inc. Class A	421	11,157
99 Cents Only Stores[1]	2,101	32,376
P.F. Chang’s China Bistro Inc.[1,2]	1,046	53,179
Panera Bread Co. Class A1,2	1,222	42,684
Rare Hospitality International Inc.[1]	1,445	40,041
Red Robin Gourmet Burgers Inc.[1]	544	22,690
Select Comfort Corp.[1]	1,363	23,335
Sonic Corp.[1]	2,516	68,511
Tractor Supply Co.[1]	1,500	54,420
Tuesday Morning Corp.[1]	1,128	36,818

		868,235

SAVINGS & LOANS – 1.25%
Commercial Capital Bancorp Inc.	2,096	47,013
Fidelity Bankshares Inc.	597	23,211
Ocwen Financial Corp.[1,2]	1,571	11,783
Provident Financial Services Inc.	3,411	61,398

		143,405

SEMICONDUCTORS – 9.01%
Actel Corp.[1]	1,124	17,051
Applied Micro Circuits Corp.[1]	13,250	48,230
Artisan Components Inc.[1]	865	27,974
ATMI Inc.[1]	1,336	31,196
Cirrus Logic Inc.[1]	3,585	18,104
Conexant Systems Inc.[1]	19,741	34,152
Credence Systems Corp.[1,2]	4,146	31,302
Cree Inc.[1,2]	3,125	107,844
DSP Group Inc.[1]	1,213	24,054
Emulex Corp.[1]	3,576	37,584
Entegris Inc.[1]	2,197	20,333
Exar Corp.[1]	1,756	26,375
Genesis Microchip Inc.[1]	1,410	19,980
Lattice Semiconductor Corp.[1]	4,574	22,733
LTX Corp.[1]	2,588	16,822
Micrel Inc.[1]	2,831	31,792
Microsemi Corp.[1]	2,541	39,487
OmniVision Technologies Inc.[1,2]	2,401	38,176
Pixelworks Inc.[1]	1,680	18,967
Power Integrations Inc.[1]	1,317	28,184
Semtech Corp.[1]	3,177	66,336
SigmaTel Inc.[1]	1,137	33,542
Silicon Image Inc.[1]	3,047	41,744
Siliconix Inc.[1]	248	10,270
Skyworks Solutions Inc.[1]	6,723	59,767
Standard Microsystems Corp.[1]	696	15,326
Tessera Technologies Inc.[1]	1,091	30,472
Transmeta Corp.[1,2]	6,380	13,334
Varian Semiconductor Equipment Associates Inc.[1]	1,553	53,749
Veeco Instruments Inc.[1,2]	1,099	21,474
Vitesse Semiconductor Corp.[1]	9,349	25,429
Zoran Corp.[1]	1,825	18,414

		1,030,197

SOFTWARE – 6.49%
Advent Software Inc.[1]	1,341	27,973
Altiris Inc.[1]	862	23,442
ANSYS Inc.[1]	1,298	35,825
Ascential Software Corp.[1]	2,501	35,239
Avid Technology Inc.[1,2]	1,355	71,788
Borland Software Corp.[1]	3,425	35,072
Cerner Corp.[1,2]	1,206	54,451
Dendrite International Inc.[1]	1,631	23,894
Eclipsys Corp.[1]	1,671	28,357
FileNET Corp.[1]	1,692	47,088
Hyperion Solutions Corp.[1]	1,665	66,816
IDX Systems Corp.[1]	911	30,550
Informatica Corp.[1]	3,734	29,163
Lawson Software Inc.[1]	2,521	14,420
Manugistics Group Inc.[1]	3,032	7,732
Micromuse Inc.[1]	3,330	14,286
NDCHealth Corp.	1,384	23,237
Pinnacle Systems Inc.[1]	3,088	14,390
Progress Software Corp.[1]	1,520	30,187
Quest Software Inc.[1]	2,217	32,523
Renaissance Learning Inc.	224	4,260
ScanSoft Inc.[1]	3,427	13,280
THQ Inc.[1]	1,685	31,847

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2004

Security	Shares	Value
Transaction Systems Architects Inc. Class A1	1,627	$26,675
Verint Systems Inc.[1]	500	19,440

		741,935

TELECOMMUNICATIONS – 4.07%
Aeroflex Inc.[1]	3,162	35,098
Alamosa Holdings Inc.[1]	2,941	29,513
Arris Group Inc.[1]	2,697	12,541
Atheros Communications Inc.[1,2]	1,272	15,264
Extreme Networks Inc.[1]	4,784	27,986
Foundry Networks Inc.[1]	5,054	61,305
Harmonic Inc.[1]	2,797	23,271
IDT Corp.[1]	813	10,675
IDT Corp. Class B1	1,910	26,396
InterDigital Communications Corp.[1]	2,366	37,619
Ixia[1]	1,167	14,903
Newport Corp.[1]	1,673	18,888
RF Micro Devices Inc.[1,2]	8,077	52,581
Tekelec[1]	2,699	60,242
Viasat Inc.[1]	1,061	20,042
Wireless Facilities Inc.[1]	2,545	18,782

		465,106

TOYS, GAMES & HOBBIES – 0.12%
LeapFrog Enterprises Inc.[1,2]	1,136	13,859

		13,859

TRANSPORTATION – 1.71%
Forward Air Corp.[1]	743	30,589
Heartland Express Inc.	1,952	39,938
Knight Transportation Inc.[1]	1,571	36,903
Landstar System Inc.[1]	1,291	87,711

		195,141

TRUCKING & LEASING – 0.10%
AMERCO[1]	280	11,306

		11,306

TOTAL COMMON STOCKS (Cost: $11,858,770)		11,436,552

Security	Principal	Value
SHORT-TERM INVESTMENTS – 15.72%

COMMERCIAL PAPER – 2.68%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$8,938	$8,936
Aspen Funding Corp.
1.85%, 11/01/04[3]	34,203	34,203
Barton Capital Corp.
1.78%, 11/04/04[3]	10,297	10,296
1.79%, 11/08/04[3]	9,354	9,350
CRC Funding LLC
1.78%, 11/09/04[3]	5,959	5,956
Delaware Funding Corp.
1.78%, 11/10/04[3]	6,555	6,552
Edison Asset Securitization
1.45%, 11/09/04[3]	11,917	11,914
1.59%, 12/02/04[3]	11,917	11,901
Eureka Securitization Inc.
1.79%, 11/01/04[3]	5,063	5,063
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	5,959	5,936
Grampian Funding LLC
1.59%, 11/30/04[3]	5,959	5,952
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	2,979	2,978
Nationwide Building Society
1.63%, 12/09/04[3]	9,892	9,874
Polonius Inc.
1.79%, 11/12/04[3]	5,959	5,955
Prudential Funding LLC
1.60%, 12/01/04[3]	5,959	5,951
1.85%, 11/01/04[3]	29,794	29,794
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	6,832	6,832
Scaldis Capital LLC
1.78%, 11/08/04[3]	26,814	26,805
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	6,971	6,967
UBS Finance (Delaware)
1.11%, 12/17/04[3]	17,876	17,851
1.85%, 11/01/04[3]	59,587	59,587

62	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2004

Security	Principal	Value
Windmill Funding Corp.
1.79%, 11/02/04[3]	$1,788	$1,788
1.79%, 11/03/04[3]	7,150	7,150
1.79%, 11/08/04[3]	8,673	8,673

		306,264

FLOATING RATE NOTES – 4.76%
American Express Credit Corp.
1.95%, 10/26/05[3]	11,917	11,924
Bank of Nova Scotia
1.85%, 09/26/05[3]	2,979	2,978
Beta Finance Inc.
1.78%, 05/04/05[3,4]	7,150	7,150
1.89%, 09/23/05[3,4]	10,726	10,722
1.89%, 09/27/05[3,4]	9,534	9,531
1.91%, 03/15/05[3,4]	5,959	5,961
2.04%, 10/27/05[3,4]	11,322	11,334
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	17,876	17,871
1.90%, 10/31/05[3]	11,917	11,915
CC USA Inc.
1.78%, 05/04/05[3,4]	11,917	11,916
2.06%, 07/29/05[3,4]	11,917	11,915
Den Danske Bank NY
1.79%, 08/12/05[3]	11,917	11,915
1.87%, 08/26/05[3]	11,917	11,915
2.00%, 10/17/05[3]	11,917	11,914
Depfa Bank PLC
1.86%, 09/15/05[3]	11,917	11,917
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	9,892	9,890
Five Finance Inc.
1.91%, 04/29/05[3,4]	9,534	9,534
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	11,917	11,917
K2 USA LLC
1.81%, 09/12/05[3,4]	11,917	11,915
1.82%, 06/10/05[3,4]	11,917	11,917
1.89%, 10/20/05[3,4]	11,917	11,918
2.05%, 07/25/05[3,4]	5,959	5,958
Links Finance LLC
1.82%, 04/15/05[3,4]	11,917	11,917
2.12%, 04/25/05[3]	11,917	11,921
National City Bank (Ohio)
1.79%, 08/09/05[3]	11,917	11,915
1.85%, 06/10/05[3]	5,959	5,960
1.86%, 06/23/05[3]	11,917	11,915
Nationwide Building Society
1.96%, 10/28/05[3,4]	20,260	20,262
Norddeutsche Landesbank
2.04%, 07/27/05[3]	11,917	11,915
Northern Rock PLC
1.90%, 10/25/05[3,4]	23,835	23,835
2.02%, 01/13/05[3,4]	11,322	11,322
Permanent Financing PLC
1.81%, 03/10/05[3]	11,917	11,917
1.82%, 12/10/04[3]	5,959	5,959
1.84%, 06/10/05[3]	5,363	5,363
Sigma Finance Inc.
1.84%, 11/15/04[3]	11,917	11,917
1.86%, 08/17/05[3]	5,959	5,959
1.86%, 09/15/05[3]	14,897	14,898
Tango Finance Corp.
1.66%, 05/17/05[3,4]	9,892	9,891
1.70%, 02/25/05[3,4]	6,674	6,673
1.80%, 04/07/05[3,4]	4,374	4,374
1.83%, 01/18/05[3,4]	5,244	5,244
1.84%, 09/15/05[3,4]	10,487	10,486
1.90%, 07/25/05[3,4]	11,917	11,917
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	8,938	8,937
1.83%, 09/15/05[3]	8,938	8,937
1.83%, 10/14/05[3,4]	5,959	5,958
1.84%, 06/15/05[3,4]	5,959	5,958
White Pine Finance LLC
1.68%, 05/20/05[3]	5,363	5,363
1.80%, 07/05/05[3]	5,959	5,958
1.82%, 04/15/05[3,4]	8,938	8,938
1.83%, 11/15/04[3,4]	7,150	7,150
1.84%, 06/15/05[3,4]	4,886	4,886
1.89%, 03/29/05[3]	5,125	5,124
1.90%, 08/26/05[3,4]	5,959	5,958
2.02%, 07/11/05[3]	2,979	2,979
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	8,509	8,509

		544,142

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
MEDIUM-TERM NOTES – 0.33%
CC USA Inc.
1.29%, 04/15/05[3,4]	$11,917	$11,917
1.51%, 02/15/05[3,4]	7,746	7,750
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	8,938	8,938
K2 USA LLC
1.46%, 01/12/05[3,4]	5,959	5,959
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	2,979	2,979

		37,543

MONEY MARKET FUNDS – 3.24%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	47,670	47,670
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	184,449	184,449
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	131,093	131,093
BlackRock Temp Cash Money Market Fund[3]	2,671	2,671
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	4,864	4,864

		370,747

REPURCHASE AGREEMENTS – 2.50%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	47,670	47,670
Bank of America N.A.
1.86%, 11/01/04[3,6]	119,175	119,175
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	119,175	119,175

		286,020

TIME DEPOSITS – 1.83%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	11,917	11,917
1.33%, 02/10/05[3]	5,959	5,958
1.39%, 02/02/05[3]	5,959	5,959
1.39%, 04/08/05[3]	8,342	8,342

Security	Principal	Value
Bank of New York
1.39%, 11/01/04[3]	$11,917	$11,917
1.60%, 12/03/04[3]	2,979	2,979
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	2,972	2,972
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	7,627	7,627
Key Bank N.A.
1.81%, 11/01/04[3]	15,493	15,493
National City Bank (Ohio)
1.25%, 01/06/05[3]	11,917	11,918
Nordea Bank PLC
2.11%, 06/07/05[3]	11,917	11,916
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	23,835	23,835
Toronto-Dominion Bank
1.22%, 03/23/05[3]	20,856	20,854
1.34%, 02/10/05[3]	4,767	4,767
1.41%, 11/01/04[3]	8,938	8,938
1.77%, 05/10/05[3]	5,959	5,958
1.90%, 05/11/05[3]	5,959	5,958
World Savings Bank FSB
1.76%, 11/12/04[3]	42,307	42,306

		209,614

U.S. GOVERNMENT AGENCY NOTES – 0.38%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	8,342	8,354
1.80%, 01/18/05[3]	5,542	5,520
1.80%, 01/19/05[3]	5,959	5,936
2.06%, 05/31/05[3]	5,941	5,869
Federal National Mortgage Association
2.33%, 07/22/05[3]	17,876	17,573

		43,252

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,797,582)		1,797,582

64	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2004

Value
TOTAL INVESTMENTS IN SECURITIES – 115.71% (Cost: $13,656,352)	$13,234,134

Other Assets, Less Liabilities – (15.71%)	(1,796,536)

NET ASSETS – 100.00%	$11,437,598

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$3,123,884	27.30%
Technology	2,458,190	21.50
Communications	1,872,333	16.37
Consumer Cyclical	1,512,944	13.23
Industrial	1,155,476	10.11
Energy	609,871	5.33
Financial	562,789	4.92
Basic Materials	141,065	1.23
Short-Term and Other Net Assets	1,046	0.01

TOTAL	$11,437,598	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.25%

AEROSPACE & DEFENSE – 0.17%
Triumph Group Inc.[1]	604	$20,753

		20,753

AGRICULTURE – 0.86%
Loews Corp. - Carolina Group	2,163	58,531
Universal Corp.	1,053	48,206

		106,737

AIRLINES – 0.97%
Alaska Air Group Inc.[1]	1,152	30,344
Continental Airlines Inc. Class B1	2,724	25,279
Delta Air Lines Inc.[1,2]	4,787	26,089
ExpressJet Holdings Inc.[1]	1,568	17,436
Northwest Airlines Corp.[1,2]	2,353	20,824

		119,972

APPAREL – 1.06%
Kellwood Co.	1,122	35,298
Phillips-Van Heusen Corp.	1,043	23,770
Russell Corp.	1,173	20,281
Stride Rite Corp.	1,638	16,953
Tommy Hilfiger Corp.[1]	3,697	35,491

		131,793

AUTO PARTS & EQUIPMENT – 2.55%
ArvinMeritor Inc.	2,810	52,435
Bandag Inc.	269	12,374
Cooper Tire & Rubber Co.	3,080	59,998
Goodyear Tire & Rubber Co. (The)[1,2]	7,118	71,749
Modine Manufacturing Co.	1,235	37,927
Superior Industries International Inc.[2]	891	24,298
Tenneco Automotive Inc.[1]	1,731	22,053
Visteon Corp.	5,078	36,105

		316,939

BANKS – 10.47%
AMCORE Financial Inc.	923	28,087
Central Pacific Financial Corp.	966	29,511
Chemical Financial Corp.	894	33,373
Chittenden Corp.[2]	1,864	52,788
Citizens Banking Corp.	1,496	48,994
City Holding Co.	689	23,874
Community Bank System Inc.	1,150	31,751
Community First Bankshares Inc.	1,494	48,137
Corus Bankshares Inc.	617	28,388
First Charter Corp.	1,194	30,483
First Commonwealth Financial Corp.	2,873	41,716
First Financial Bancorp	1,767	30,816
First Merchants Corp.	765	19,033
First Midwest Bancorp Inc.	1,886	65,840
1st Source Corp.	434	11,766
FNB Corp. (Pennsylvania)	1,724	35,394
Glacier Bancorp Inc.	1,000	31,650
Hancock Holding Co.	1,173	37,125
Irwin Financial Corp.[2]	716	17,850
National Penn Bancshares Inc.[2]	1,125	29,767
NBT Bancorp Inc.	1,318	30,499
Old National Bancorp	2,683	66,458
Provident Bankshares Corp.	1,336	46,399
Republic Bancorp Inc.	2,588	43,245
S&T Bancorp Inc.	961	34,634
South Financial Group Inc. (The)	2,848	85,497
Sterling Bancorp	592	17,085
Susquehanna Bancshares Inc.	1,917	47,676
TrustCo Bank Corp. NY	3,003	40,210
UMB Financial Corp.	609	31,333
United Bancshares Inc.	1,669	61,202
Unizan Financial Corp.	884	23,497
WesBanco Inc.	767	23,255
Whitney Holding Corp.	1,666	72,654

		1,299,987

BIOTECHNOLOGY – 0.34%
Cell Genesys Inc.[1]	1,848	12,123
Incyte Corp.[1,2]	2,946	30,638

		42,761

BUILDING MATERIALS – 2.19%
Eagle Materials Inc.	396	27,368
Eagle Materials Inc. Class B	347	23,187
Genlyte Group Inc. (The)[1]	500	36,780
Lennox International Inc.	2,124	30,713
Texas Industries Inc.	882	44,920
Universal Forest Products Inc.	692	25,379
USG Corp.[1,2]	1,343	30,070
York International Corp.	1,678	53,428

		271,845

66	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
CHEMICALS – 5.15%
Albemarle Corp.	1,336	$47,896
Crompton Corp.	4,629	43,050
Cytec Industries Inc.	1,473	68,509
Ferro Corp.	1,692	35,650
FMC Corp.[1]	1,395	61,171
Fuller (H.B.) Co.	1,149	30,908
Georgia Gulf Corp.	1,341	60,707
Great Lakes Chemical Corp.	1,777	45,527
Hercules Inc.[1]	4,113	58,734
Millennium Chemicals Inc.[1,2]	2,670	57,352
NL Industries Inc.	318	6,344
PolyOne Corp.[1]	3,681	27,865
Schulman (A.) Inc.	1,210	24,018
Sensient Technologies Corp.	1,774	38,531
Spartech Corp.	1,295	32,634

		638,896

COMMERCIAL SERVICES – 2.30%
ABM Industries Inc.	1,589	32,972
Banta Corp.	1,056	42,958
Central Parking Corp.[2]	924	12,520
Dollar Thrifty Automotive Group Inc.[1]	965	23,276
NCO Group Inc.[1]	1,180	31,565
Stewart Enterprises Inc. Class A1	3,849	27,405
United Rentals Inc.[1]	2,730	42,178
Valassis Communications Inc.[1]	2,104	72,336

		285,210

COMPUTERS – 0.81%
Gateway Inc.[1]	9,462	55,353
Imation Corp.[2]	1,433	44,810

		100,163

DISTRIBUTION & WHOLESALE – 0.37%
Handleman Co.	1,000	21,510
Watsco Inc.	863	24,561

		46,071

DIVERSIFIED FINANCIAL SERVICES – 0.07%
LaBranche & Co. Inc.[1]	1,178	8,352

		8,352

ELECTRIC – 5.97%
Aquila Inc.[1]	9,457	29,979
Avista Corp.	1,830	32,537
Black Hills Corp.	1,311	38,622
CH Energy Group Inc.	644	28,742
Cleco Corp.	1,912	34,837
CMS Energy Corp.[1,2]	7,737	72,418
Duquesne Light Holdings Inc.	3,128	53,676
El Paso Electric Co.[1]	1,918	31,935
Empire District Electric Co. (The)[2]	1,052	21,924
IDACORP Inc.[2]	1,544	47,833
MGE Energy Inc.	775	24,560
Otter Tail Corp.	935	24,188
PNM Resources Inc.	2,242	52,194
Sierra Pacific Resources Corp.[1,2]	4,738	45,485
UIL Holdings Corp.	500	25,340
UniSource Energy Corp.	1,286	31,623
Westar Energy Inc.	3,470	72,696
WPS Resources Corp.	1,520	72,200

		740,789

ELECTRICAL COMPONENTS & EQUIPMENT – 0.29%
GrafTech International Ltd.[1]	3,944	36,521

		36,521

ELECTRONICS – 0.33%
Park Electrochemical Corp.	749	15,736
Watts Water Technologies Inc. Class A	984	25,525

		41,261

ENGINEERING & CONSTRUCTION – 1.09%
Granite Construction Inc.	1,303	31,637
Shaw Group Inc. (The)[1]	2,563	31,243
URS Corp.[1]	1,427	39,385
Washington Group International Inc.[1]	946	32,987

		135,252

ENTERTAINMENT – 0.84%
AMC Entertainment Inc.[1]	1,125	21,611
Argosy Gaming Co.[1]	1,122	44,420
Churchill Downs Inc.	367	13,942
Magna Entertainment Corp. Class A1	974	5,484
Six Flags Inc.[1]	3,792	19,112

		104,569

FOOD – 1.60%
Chiquita Brands International Inc.[1]	1,647	29,679

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
Corn Products International Inc.	1,426	$70,159
Fresh Del Monte Produce Inc.[2]	1,031	27,084
Pilgrim’s Pride Corp.	757	20,469
Ruddick Corp.	1,402	28,222
Weis Markets Inc.	316	11,616
Winn-Dixie Stores Inc.[2]	3,424	11,779

		199,008

FOREST PRODUCTS & PAPER – 1.00%
Glatfelter Co.	1,555	19,329
Longview Fibre Co.	2,084	32,094
Potlatch Corp.	1,196	56,320
Rock-Tenn Co. Class A	1,052	16,359

		124,102

GAS – 5.79%
Atmos Energy Corp.	3,142	81,095
Energen Corp.	1,330	71,527
Laclede Group Inc. (The)	812	24,482
New Jersey Resources Corp.	1,120	46,043
Nicor Inc.[2]	1,786	67,011
Northwest Natural Gas Co.	1,102	34,933
Peoples Energy Corp.	1,525	65,239
Piedmont Natural Gas Co.	1,464	66,656
South Jersey Industries Inc.	567	26,762
Southern Union Co.[1]	2,959	65,009
Southwest Gas Corp.	1,419	34,666
UGI Corp.	2,061	79,616
WGL Holdings Inc.	1,973	56,132

		719,171

HAND & MACHINE TOOLS – 0.74%
Kennametal Inc.	1,488	69,237
Regal-Beloit Corp.	969	22,675

		91,912

HEALTH CARE - SERVICES – 0.52%
Beverly Enterprises Inc.[1,2]	4,361	37,897
Kindred Healthcare Inc.[1]	1,096	26,414

		64,311

HOLDING COMPANIES - DIVERSIFIED – 0.13%
Walter Industries Inc.	935	15,904

		15,904

HOME BUILDERS – 0.91%
Beazer Homes USA Inc.	524	57,525
M/I Homes Inc.	435	18,705
WCI Communities Inc.[1]	1,579	37,264

		113,494

HOME FURNISHINGS – 0.69%
Furniture Brands International Inc.	2,042	44,536
Kimball International Inc. Class B	1,015	13,753
La-Z-Boy Inc.	2,122	27,989

		86,278

HOUSEHOLD PRODUCTS & WARES – 1.45%
American Greetings Corp. Class A	2,579	68,215
Blyth Inc.	1,351	40,625
Harland (John H.) Co.	1,134	36,549
Tupperware Corp.	2,100	35,049

		180,438

INSURANCE – 5.23%
Alfa Corp.	1,516	21,072
AmerUs Group Co.[2]	1,589	66,388
Argonaut Group Inc.[1]	1,104	20,435
CNA Surety Corp.[1]	657	7,733
Commerce Group Inc.	1,220	61,744
Delphi Financial Group Inc. Class A	1,109	45,325
FBL Financial Group Inc. Class A	1,129	29,252
Harleysville Group Inc.	559	11,644
Horace Mann Educators Corp.	1,723	29,291
Infinity Property & Casualty Corp.	836	25,983
LandAmerica Financial Group Inc.	696	34,069
Max Reinsurance Capital Ltd.	796	15,021
Odyssey Re Holdings Corp.[2]	520	11,367
Ohio Casualty Corp.[1]	2,510	52,409
Phoenix Companies Inc.	3,634	38,339
Platinum Underwriters Holdings Ltd.	1,098	32,116
Presidential Life Corp.	891	14,238
Selective Insurance Group Inc.	1,121	43,809
Stewart Information Services Corp.	688	29,185
UICI	1,331	39,371
Zenith National Insurance Corp.	504	20,699

		649,490

68	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
INTERNET – 0.14%
NetBank Inc.	1,934	$17,948

		17,948

INVESTMENT COMPANIES – 0.21%
MCG Capital Corp.	1,484	26,371

		26,371

IRON & STEEL – 1.44%
AK Steel Holding Corp.[1]	4,204	40,064
Allegheny Technologies Inc.	3,149	52,935
Carpenter Technology Corp.	826	39,202
Cleveland-Cliffs Inc.[1]	432	31,493
Schnitzer Steel Industries Inc. Class A2	526	14,859

		178,553

LEISURE TIME – 0.53%
Arctic Cat Inc.	558	14,011
Callaway Golf Co.[2]	2,631	27,441
Nautilus Group Inc. (The)	1,256	24,680

		66,132

LODGING – 0.93%
Aztar Corp.[1]	1,390	43,020
La Quinta Corp.[1]	6,745	54,297
Marcus Corp.	832	17,688

		115,005

MACHINERY – 1.82%
AGCO Corp.[1]	3,664	71,155
Albany International Corp. Class A	1,132	33,983
NACCO Industries Inc.	220	20,561
Tecumseh Products Co. Class A	548	23,717
Terex Corp.[1]	2,006	76,228

		225,644

MANUFACTURING – 2.07%
Acuity Brands Inc.	1,722	45,685
Barnes Group Inc.	716	18,616
Federal Signal Corp.[2]	1,937	32,193
Griffon Corp.[1,2]	1,092	24,297
Lancaster Colony Corp.	1,143	49,126
Smith (A.O.) Corp.	794	21,073
Tredegar Corp.	928	15,544
Trinity Industries Inc.[2]	1,625	50,635

		257,169

MEDIA – 1.22%
Charter Communications Inc. Class A1,2	10,785	27,178
Journal Register Co.[1]	1,541	28,971
Primedia Inc.[1]	4,342	11,072
Readers Digest Association Inc. (The)	3,495	49,210
Scholastic Corp.[1]	1,163	35,262

		151,693

METAL FABRICATE & HARDWARE – 0.74%
Commercial Metals Co.	1,175	42,476
Quanex Corp.	672	34,070
Valmont Industries Inc.	691	15,029

		91,575

MINING – 0.73%
Compass Minerals International Inc.	1,265	27,096
Owens & Minor Inc.	1,584	41,485
Stillwater Mining Co.[1]	1,788	22,100

		90,681

OFFICE & BUSINESS EQUIPMENT – 0.43%
IKON Office Solutions Inc.	5,111	53,665

		53,665

OIL & GAS – 3.96%
Berry Petroleum Co. Class A	737	28,117
Cabot Oil & Gas Corp.	1,350	57,119
Forest Oil Corp.[1]	2,083	63,532
Harvest Natural Resources Inc.[1]	1,417	21,425
Holly Corp.[2]	983	24,133
Houston Exploration Co.[1]	838	49,107
Plains Exploration & Production Co.[1]	3,163	79,075
St. Mary Land & Exploration Co.	1,030	40,613
Tesoro Petroleum Corp.[1]	2,716	82,240
Vintage Petroleum Inc.	2,197	46,137

		491,498

PACKAGING & CONTAINERS – 0.94%
Crown Holdings Inc.[1]	6,707	76,124
Greif Inc. Class A	440	18,282
Silgan Holdings Inc.	463	21,972

		116,378

PIPELINES – 0.46%
Dynegy Inc. Class A1,2	11,545	56,917

		56,917

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
REAL ESTATE – 0.41%
LNR Property Corp.	811	$50,720

		50,720

REAL ESTATE INVESTMENT TRUSTS – 18.59%
Alexandria Real Estate Equities Inc.	786	51,915
AMLI Residential Properties Trust[2]	1,023	32,194
Anthracite Capital Inc.[2]	2,060	23,855
Bedford Property Investors Inc.	624	17,940
Brandywine Realty Trust	2,172	63,900
BRE Properties Inc. Class A	2,043	81,516
Camden Property Trust	1,628	73,911
Capital Automotive REIT[2]	1,496	48,261
Colonial Properties Trust[2]	1,124	43,814
Commercial Net Lease Realty Inc.[2]	2,145	41,248
Cornerstone Realty Income Trust Inc.	2,300	22,586
Crescent Real Estate Equities Co.	4,090	65,481
EastGroup Properties Inc.	844	29,903
FelCor Lodging Trust Inc.[1]	1,908	22,171
First Industrial Realty Trust Inc.[2]	1,673	64,578
Gables Residential Trust[2]	1,183	43,180
Getty Realty Corp.	788	22,159
Glenborough Realty Trust Inc.[2]	1,330	27,930
Glimcher Realty Trust[2]	1,470	37,955
Health Care REIT Inc.	2,121	76,356
Healthcare Realty Trust Inc.	1,933	77,997
Highwoods Properties Inc.	2,190	54,334
Home Properties Inc.	1,359	55,923
HRPT Properties Trust	7,196	80,523
Impac Mortgage Holdings Inc.[2]	2,604	58,876
Kilroy Realty Corp.	1,150	45,713
Lexington Corporate Properties Trust	1,996	44,790
MFA Mortgage Investments Inc.	3,126	26,383
Mid-America Apartment Communities Inc.	837	32,919
National Health Investors Inc.	1,024	29,297
Nationwide Health Properties Inc.	2,694	60,804
Newcastle Investment Corp.	1,433	43,864
Novastar Financial Inc.[2]	1,011	43,756
Parkway Properties Inc.	421	21,378
Pennsylvania Real Estate Investment Trust	1,374	55,716
Prentiss Properties Trust	1,605	57,748
PS Business Parks Inc.	674	29,602
RAIT Investment Trust	1,016	27,137
Realty Income Corp.	1,607	77,120
Reckson Associates Realty Corp.	2,870	87,105
Redwood Trust Inc.	886	53,302
Senior Housing Properties Trust	2,127	39,903
SL Green Realty Corp.	1,580	86,616
Sovran Self Storage Inc.	608	23,755
Summit Properties Inc.	1,270	38,519
Sun Communities Inc.	780	30,319
Tanger Factory Outlet Centers Inc.	563	26,602
Taubman Centers Inc.	1,895	54,387
Washington Real Estate Investment Trust[2]	1,692	53,213

		2,308,454

RETAIL – 4.27%
Asbury Automotive Group Inc.[1]	592	8,010
Bob Evans Farms Inc.	1,426	33,996
Brown Shoe Co. Inc.	700	19,110
Burlington Coat Factory Warehouse Corp.[2]	808	17,833
Cato Corp. Class A	832	19,103
Charming Shoppes Inc.[1]	4,641	35,411
Dillard’s Inc. Class A	2,784	57,044
Genesco Inc.[1]	888	22,733
Group1 Automotive Inc.[1]	820	23,198
Haverty Furniture Companies Inc.	758	12,795
Hollywood Entertainment Corp.[1]	2,335	22,696
Jack in the Box Inc.[1]	1,476	49,254
Jo-Ann Stores Inc.[1]	876	21,602
Lone Star Steakhouse & Saloon Inc.	801	19,312
Longs Drug Stores Corp.[2]	1,216	30,035
Payless ShoeSource Inc.[1,2]	2,739	26,048
Ryan’s Restaurant Group Inc.[1]	1,716	24,007
Sonic Automotive Inc.	1,204	24,357
Stage Stores Inc.[1]	772	27,800
Triarc Companies Inc.	489	5,555
Triarc Companies Inc. Class B	806	9,213
United Auto Group Inc.	802	21,654

		530,766

SAVINGS & LOANS – 2.74%
Anchor BanCorp Wisconsin Inc.	891	23,113
Commercial Federal Corp.	1,641	45,636

70	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2004

Security	Shares	Value
Dime Community Bancshares	1,389	$22,307
Downey Financial Corp.	842	46,529
First Federal Capital Corp.	856	28,505
FirstFed Financial Corp.[1]	634	32,588
Hudson River Bancorp Inc.	1,140	22,355
MAF Bancorp Inc.	1,343	57,574
PFF Bancorp Inc.	615	24,262
Waypoint Financial Corp.	1,350	37,071

		339,940

SEMICONDUCTORS – 0.40%
Axcelis Technologies Inc.[1]	4,031	34,667
Kulicke & Soffa Industries Inc.[1,2]	2,072	14,794

		49,461

TELECOMMUNICATIONS – 0.39%
Broadwing Corp.[1,2]	1,559	8,871
Cincinnati Bell Inc.[1]	9,906	33,779
Primus Telecommunications Group Inc.[1,2]	3,106	5,932

		48,582

TEXTILES – 0.08%
UniFirst Corp.	368	9,781

		9,781

TRANSPORTATION – 3.30%
Alexander & Baldwin Inc.	1,663	60,957
Arkansas Best Corp.	906	35,416
General Maritime Corp.[1]	1,408	53,504
Offshore Logistics Inc.[1]	868	31,387
Overnite Corp.	1,131	36,599
Overseas Shipholding Group Inc.	1,111	63,271
USF Corp.	1,123	40,248
Yellow Roadway Corp.[1]	1,834	88,014

		409,396

TRUCKING & LEASING – 0.39%
GATX Corp.	1,792	48,886

		48,886

WATER – 0.17%
California Water Service Group[2]	702	20,702

		20,702

TOTAL COMMON STOCKS (Cost: $12,036,398)		12,447,896

Security	Principal	Value
SHORT-TERM INVESTMENTS – 11.16%

COMMERCIAL PAPER – 1.90%
Amsterdam Funding Corp.
1.79%, 11/08/04[3]	$6,887	$6,885
Aspen Funding Corp.
1.85%, 11/01/04[3]	26,356	26,356
Barton Capital Corp.
1.78%, 11/04/04[3]	7,935	7,933
1.79%, 11/08/04[3]	7,207	7,205
CRC Funding LLC
1.78%, 11/09/04[3]	4,592	4,590
Delaware Funding Corp.
1.78%, 11/10/04[3]	5,051	5,048
Edison Asset Securitization
1.45%, 11/09/04[3]	9,183	9,180
1.59%, 12/02/04[3]	9,183	9,171
Eureka Securitization Inc.
1.79%, 11/01/04[3]	3,901	3,901
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	4,592	4,574
Grampian Funding LLC
1.59%, 11/30/04[3]	4,592	4,586
Liberty Street Funding Corp.
1.80%, 11/12/04[3]	2,296	2,295
Nationwide Building Society
1.63%, 12/09/04[3]	7,622	7,609
Polonius Inc.
1.79%, 11/12/04[3]	4,592	4,589
Prudential Funding LLC
1.60%, 12/01/04[3]	4,592	4,585
1.85%, 11/01/04[3]	22,958	22,958
Ranger Funding Co. LLC
1.79%, 11/01/04[3]	5,265	5,265
Scaldis Capital LLC
1.78%, 11/08/04[3]	20,662	20,655
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04[3]	5,372	5,369
UBS Finance (Delaware)
1.11%, 12/17/04[3]	13,775	13,756
1.85%, 11/01/04[3]	45,916	45,916

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2004

Security	Principal	Value
Windmill Funding Corp.
1.79%, 11/02/04[3]	$1,377	$1,378
1.79%, 11/03/04[3]	5,510	5,509
1.79%, 11/08/04[3]	6,683	6,683

		235,996

FLOATING RATE NOTES – 3.38%
American Express Credit Corp.
1.95%, 10/26/05[3]	9,183	9,188
Bank of Nova Scotia
1.85%, 09/26/05[3]	2,296	2,295
Beta Finance Inc.
1.78%, 05/04/05[3,4]	5,510	5,509
1.89%, 09/23/05[3,4]	8,265	8,262
1.89%, 09/27/05[3,4]	7,347	7,344
1.91%, 03/15/05[3,4]	4,592	4,593
2.04%, 10/27/05[3,4]	8,724	8,733
Canadian Imperial Bank of Commerce
1.79%, 09/13/05[3]	13,775	13,771
1.90%, 10/31/05[3]	9,183	9,181
CC USA Inc.
1.78%, 05/04/05[3,4]	9,183	9,182
2.06%, 07/29/05[3,4]	9,183	9,181
Den Danske Bank NY
1.79%, 08/12/05[3]	9,183	9,181
1.87%, 08/26/05[3]	9,183	9,181
2.00%, 10/17/05[3]	9,183	9,181
Depfa Bank PLC
1.86%, 09/15/05[3]	9,183	9,183
Dorada Finance Inc.
2.06%, 07/29/05[3,4]	7,622	7,620
Five Finance Inc.
1.91%, 04/29/05[3,4]	7,347	7,346
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	9,183	9,183
K2 USA LLC
1.81%, 09/12/05[3,4]	9,183	9,182
1.82%, 06/10/05[3,4]	9,183	9,182
1.89%, 10/20/05[3,4]	9,183	9,183
2.05%, 07/25/05[3,4]	4,592	4,591
Links Finance LLC
1.82%, 04/15/05[3,4]	9,183	9,182
2.12%, 04/25/05[3]	9,183	9,186
National City Bank (Ohio)
1.79%, 08/09/05[3]	9,183	9,181
1.85%, 06/10/05[3]	4,592	4,592
1.86%, 06/23/05[3]	9,183	9,181
Nationwide Building Society
1.96%, 10/28/05[3,4]	15,611	15,613
Norddeutsche Landesbank
2.04%, 07/27/05[3]	9,183	9,181
Northern Rock PLC
1.90%, 10/25/05[3,4]	18,366	18,366
2.02%, 01/13/05[3,4]	8,724	8,725
Permanent Financing PLC
1.81%, 03/10/05[3]	9,183	9,183
1.82%, 12/10/04[3]	4,592	4,592
1.84%, 06/10/05[3]	4,132	4,132
Sigma Finance Inc.
1.84%, 11/15/04[3]	9,183	9,183
1.86%, 08/17/05[3]	4,592	4,592
1.86%, 09/15/05[3]	11,479	11,480
Tango Finance Corp.
1.66%, 05/17/05[3,4]	7,622	7,622
1.70%, 02/25/05[3,4]	5,143	5,142
1.80%, 04/07/05[3,4]	3,370	3,370
1.83%, 01/18/05[3,4]	4,041	4,041
1.84%, 09/15/05[3,4]	8,081	8,080
1.90%, 07/25/05[3,4]	9,183	9,182
WhistleJacket Capital LLC
1.83%, 07/15/05[3,4]	6,887	6,886
1.83%, 09/15/05[3]	6,887	6,886
1.83%, 10/14/05[3,4]	4,592	4,591
1.84%, 06/15/05[3,4]	4,592	4,591
White Pine Finance LLC
1.68%, 05/20/05[3]	4,132	4,132
1.80%, 07/05/05[3]	4,592	4,591
1.82%, 04/15/05[3,4]	6,887	6,887
1.83%, 11/15/04[3,4]	5,510	5,510
1.84%, 06/15/05[3,4]	3,765	3,765
1.89%, 03/29/05[3]	3,949	3,948
1.90%, 08/26/05[3,4]	4,592	4,591
2.02%, 07/11/05[3]	2,296	2,296

72	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2004

Security	Shares or Principal	Value
Winston Funding Ltd.
2.16%, 01/23/05[3,4]	$6,557	$6,557

		419,289

MEDIUM-TERM NOTES – 0.23%
CC USA Inc.
1.29%, 04/15/05[3,4]	9,183	9,183
1.51%, 02/15/05[3,4]	5,969	5,972
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	6,887	6,887
K2 USA LLC
1.46%, 01/12/05[3,4]	4,592	4,591
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	2,296	2,296

		28,929

MONEY MARKET FUNDS – 2.30%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	36,733	36,733
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	141,886	141,886
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	101,015	101,015
BlackRock Temp Cash Money Market Fund[3]	2,058	2,058
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	3,748	3,748

		285,440

REPURCHASE AGREEMENTS – 1.78%
Banc of America Securities LLC
1.86%, 11/01/04[3,6]	$36,733	36,733
Bank of America N.A.
1.86%, 11/01/04[3,6]	91,832	91,832
Goldman Sachs & Co.
1.86%, 11/01/04[3,6]	91,832	91,832

		220,397

Security	Principal	Value
TIME DEPOSITS – 1.30%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	$9,183	$9,183
1.33%, 02/10/05[3]	4,592	4,591
1.39%, 02/02/05[3]	4,592	4,592
1.39%, 04/08/05[3]	6,428	6,428
Bank of New York
1.39%, 11/01/04[3]	9,183	9,183
1.60%, 12/03/04[3]	2,296	2,296
Canadian Imperial Bank of Commerce
1.38%, 11/22/04[3]	2,296	2,296
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	5,877	5,877
Key Bank N.A.
1.81%, 11/01/04[3]	11,938	11,938
National City Bank (Ohio)
1.25%, 01/06/05[3]	9,183	9,183
Nordea Bank PLC
2.11%, 06/07/05[3]	9,183	9,182
Rabobank Nederland NV NY
1.85%, 11/01/04[3]	18,366	18,366
Toronto-Dominion Bank
1.22%, 03/23/05[3]	16,071	16,069
1.34%, 02/10/05[3]	3,673	3,673
1.41%, 11/01/04[3]	6,887	6,887
1.77%, 05/10/05[3]	4,592	4,591
1.90%, 05/11/05[3]	4,592	4,591
World Savings Bank FSB
1.76%, 11/12/04[3]	32,600	32,600

		161,526

U.S. GOVERNMENT AGENCY NOTES – 0.27%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	6,428	6,438
1.80%, 01/18/05[3]	4,270	4,254
1.80%, 01/19/05[3]	4,592	4,573
2.06%, 05/31/05[3]	4,578	4,523

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2004

Security	Principal	Value
Federal National Mortgage Association
2.33%, 07/22/05[3]	$13,775	$13,541

		33,329

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,384,906)		1,384,906

TOTAL INVESTMENTS IN SECURITIES – 111.41% (Cost: $13,421,304)		13,832,802

Other Assets, Less Liabilities – (11.41%)		(1,416,250)

NET ASSETS – 100.00%		$12,416,552

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$4,683,314	37.72%
Industrial	1,746,592	14.07
Consumer Cyclical	1,682,285	13.53
Utilities	1,480,662	11.93
Basic Materials	990,747	7.99
Consumer Non-Cyclical	878,465	7.07
Energy	548,415	4.42
Communications	218,223	1.75
Technology	203,289	1.64
Diversified	15,904	0.13
Short-Term and Other Net Assets	(31,344)	(0.25)

TOTAL	$12,416,552	100.00%

See notes to financial statements.

74	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2004

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$28,256,997	$25,352,461	$24,376,727	$15,711,752	$9,558,380

Affiliated issuers[a]	$344,238	$367,244	$94,727	$227,126	$173,307

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$28,421,851	$24,171,501	$24,999,579	$15,945,421	$9,718,933
Affiliated issuers[a]	344,238	367,244	94,727	227,126	173,307
Receivables:
Dividends and interest	19,711	1,331	77,176	6,889	1,291
Capital shares sold	2,408	—	—	—	—

Total Assets	28,788,208	24,540,076	25,171,482	16,179,436	9,893,531

LIABILITIES
Payables:
Investment securities purchased	—	—	39,359	—	—
Collateral for securities on loan (Note 5)	1,677,943	1,796,612	395,404	1,115,282	846,305
Investment advisory fees (Note 2)	8,019	9,399	10,310	5,590	4,339

Total Liabilities	1,685,962	1,806,011	445,073	1,120,872	850,644

NET ASSETS	$27,102,246	$22,734,065	$24,726,409	$15,058,564	$9,042,887

Net assets consist of:
Paid-in capital	$26,966,781	$23,983,387	$24,050,815	$14,849,634	$8,898,750
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	16,962	(1,145)	82,636	8,892	(303)
Accumulated net realized loss	(46,351)	(67,217)	(29,894)	(33,631)	(16,113)
Net unrealized appreciation (depreciation)	164,854	(1,180,960)	622,852	233,669	160,553

NET ASSETS	$27,102,246	$22,734,065	$24,726,409	$15,058,564	$9,042,887

Shares outstanding	450,000	400,000	400,000	250,000	150,000

Net asset value per share	$60.23	$56.84	$61.82	$60.23	$60.29

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $1,637,457, $1,734,670, $380,719, $1,082,484 and $820,518, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2004

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$16,231,155	$13,151,053	$13,293,140	$13,141,670

Affiliated issuers[a]	$298,834	$291,710	$363,212	$279,634

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$16,736,585	$13,478,684	$12,870,922	$13,553,168
Affiliated issuers[a]	298,834	291,710	363,212	279,634
Receivables:
Investment securities sold	—	—	—	13,820
Dividends and interest	21,601	4,647	714	18,476

Total Assets	17,057,020	13,775,041	13,234,848	13,865,098

LIABILITIES
Payables:
Investment securities purchased	10,990	8,327	—	61,789
Collateral for securities on loan (Note 5)	1,444,009	1,397,281	1,791,711	1,380,625
Investment advisory fees (Note 2)	6,966	10,322	5,539	6,132

Total Liabilities	1,461,965	1,415,930	1,797,250	1,448,546

NET ASSETS	$15,595,055	$12,359,111	$11,437,598	$12,416,552

Net assets consist of:
Paid-in capital	$15,083,457	$11,721,376	$11,917,508	$11,994,810
Undistributed net investment income (accumulated net investment loss)	31,966	45,963	(3,625)	32,377
Undistributed net realized gain (accumulated net realized loss)	(25,798)	264,141	(54,067)	(22,133)
Net unrealized appreciation (depreciation)	505,430	327,631	(422,218)	411,498

NET ASSETS	$15,595,055	$12,359,111	$11,437,598	$12,416,552

Shares outstanding	250,000	200,000	200,000	200,000

Net asset value per share	$62.38	$61.80	$57.19	$62.08

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $1,401,004, $1,350,131, $1,725,154 and $1,320,954, respectively. See Note 5.

See notes to financial statements.

76	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

For the period ended October 31, 2004a

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
NET INVESTMENT INCOME
Dividends[b]	$105,213	$45,784	$269,733	$47,715	$7,966
Interest[c]	115	85	167	46	28
Securities lending income[c]	91	42	33	99	407

Total investment income	105,419	45,911	269,933	47,860	8,401

EXPENSES (Note 2)
Investment advisory fees	16,212	19,352	20,794	9,368	8,704

Total expenses	16,212	19,352	20,794	9,368	8,704

Net investment income (loss)	89,207	26,559	249,139	38,492	(303)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from investments	(46,351)	(67,217)	(29,894)	(33,631)	(16,113)
Net change in unrealized appreciation (depreciation)	164,854	(1,180,960)	622,852	233,669	160,553

Net realized and unrealized gain (loss)	118,503	(1,248,177)	592,958	200,038	144,440

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$207,710	$(1,221,618)	$842,097	$238,530	$144,137

[a]	For the period from June 28, 2004 (commencement of operations) to October 31, 2004.
[b]	Net of foreign withholding tax of $-, $-, $-, $8 and $15, respectively.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the period ended October 31, 2004a

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
NET INVESTMENT INCOME
Dividends[b]	$99,910	$105,668	$6,478	$102,710
Interest[c]	87	155	43	49
Securities lending income[c]	269	1,372	1,037	968

Total investment income	100,266	107,195	7,558	103,727

EXPENSES (Note 2)
Investment advisory fees	11,628	22,922	11,183	12,305

Total expenses	11,628	22,922	11,183	12,305

Net investment income (loss)	88,638	84,273	(3,625)	91,422

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(25,798)	(18,288)	(54,067)	(22,133)
In-kind redemptions	—	282,429	—	—

Net realized gain (loss)	(25,798)	264,141	(54,067)	(22,133)

Net change in unrealized appreciation (depreciation)	505,430	327,631	(422,218)	411,498

Net realized and unrealized gain (loss)	479,632	591,772	(476,285)	389,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$568,270	$676,045	$(479,910)	$480,787

[a]	For the period from June 28, 2004 (commencement of operations) to October 31, 2004.
[b]	Net of foreign withholding tax of $-, $111, $20 and $-, respectively.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

78	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Unaudited)

iSHARES® TRUST

For the period ended October 31, 2004a

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$89,207	$26,559	$249,139	$38,492	$(303)
Net realized loss	(46,351)	(67,217)	(29,894)	(33,631)	(16,113)
Net change in unrealized appreciation (depreciation)	164,854	(1,180,960)	622,852	233,669	160,553

Net increase (decrease) in net assets resulting from operations	207,710	(1,221,618)	842,097	238,530	144,137

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(72,245)	(27,704)	(166,503)	(29,600)	—

Total distributions to shareholders	(72,245)	(27,704)	(166,503)	(29,600)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,966,781	23,983,387	24,050,815	14,849,634	8,898,750

Net increase in net assets from capital share transactions	26,966,781	23,983,387	24,050,815	14,849,634	8,898,750

INCREASE IN NET ASSETS	27,102,246	22,734,065	24,726,409	15,058,564	9,042,887

NET ASSETS:
Beginning of period	—	—	—	—	—

End of period	$27,102,246	$22,734,065	$24,726,409	$15,058,564	$9,042,887

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$16,962	$(1,145)	$82,636	$8,892	$(303)

SHARES ISSUED AND REDEEMED:
Shares sold	450,000	400,000	400,000	250,000	150,000

Net increase in shares outstanding	450,000	400,000	400,000	250,000	150,000

[a]	For the period from June 28, 2004 (commencement of operations) to October 31, 2004.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets (Unaudited) (Continued)

iSHARES® TRUST

For the period ended October 31, 2004a

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$88,638	$84,273	$(3,625)	$91,422
Net realized gain (loss)	(25,798)	264,141	(54,067)	(22,133)
Net change in unrealized appreciation (depreciation)	505,430	327,631	(422,218)	411,498

Net increase (decrease) in net assets resulting from operations	568,270	676,045	(479,910)	480,787

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(56,672)	(38,310)	—	(59,045)

Total distributions to shareholders	(56,672)	(38,310)	—	(59,045)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,083,457	29,916,281	11,917,508	11,994,810
Cost of shares redeemed	—	(18,194,905)	—	—

Net increase in net assets from capital share transactions	15,083,457	11,721,376	11,917,508	11,994,810

INCREASE IN NET ASSETS	15,595,055	12,359,111	11,437,598	12,416,552

NET ASSETS:
Beginning of period	—	—	—	—

End of period	$15,595,055	$12,359,111	$11,437,598	$12,416,552

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$31,966	$45,963	$(3,625)	$32,377

SHARES ISSUED AND REDEEMED:
Shares sold	250,000	500,000	200,000	200,000
Shares redeemed	—	(300,000)	—	—

Net increase in shares outstanding	250,000	200,000	200,000	200,000

[a]	For the period from June 28, 2004 (commencement of operations) to October 31, 2004.

See notes to financial statements.

80	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Unaudited)

iSHARES® TRUST

(For a share outstanding throughout the period)

For the period ended October 31, 2004a

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
Net asset value, beginning of period	$59.92	$59.96	$60.13	$59.61	$59.33

Income from investment operations:
Net investment income	0.22	0.07	0.63	0.16	—
Net realized and unrealized gain (loss)	0.27	(3.12)	1.48	0.58	0.96

Total from investment operations	0.49	(3.05)	2.11	0.74	0.96

Less distributions from:
Net investment income	(0.18)	(0.07)	(0.42)	(0.12)	—

Total distributions	(0.18)	(0.07)	(0.42)	(0.12)	—

Net asset value, end of period	$60.23	$56.84	$61.82	$60.23	$60.29

Total return[b]	0.83%	(5.08)%	3.52%	1.25%	1.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,102	$22,734	$24,726	$15,059	$9,043
Ratio of expenses to average net assets[c]	0.20%	0.25%	0.25%	0.25%	0.30%
Ratio of net investment income to average net assets[c]	1.09%	0.34%	2.97%	1.03%	(0.01)%
Portfolio turnover rate[d]	2%	3%	2%	4%	2%

[a]	For the period from June 28, 2004 (commencement of operations) to October 31, 2004.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Unaudited) (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

For the period ended October 31, 2004a

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
Net asset value, beginning of period	$59.91	$59.83	$59.59	$59.97

Income from investment operations:
Net investment income (loss)	0.36	0.31	(0.02)	0.46
Net realized and unrealized gain (loss)	2.34	1.74	(2.38)	1.95

Total from investment operations	2.70	2.05	(2.40)	2.41

Less Distributions From:
Net investment income	(0.23)	(0.08)	—	(0.30)

Total distributions	(0.23)	(0.08)	—	(0.30)

Net asset value, end of period	$62.38	$61.80	$57.19	$62.08

Total return[b]	4.52%	3.43%	(4.03)%	4.03%

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,595	$12,359	$11,438	$12,417
Ratio of expenses to average net assets[c]	0.30%	0.25%	0.30%	0.30%
Ratio of net investment income to average net assets[c]	2.29%	0.92%	(0.10)%	2.21%
Portfolio turnover rate[d]	5%	4%	5%	3%

[a]	For the period from June 28, 2004 (commencement of operations) to October 31, 2004.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

I. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2004, the Trust offered 73 investment portfolios or funds.

These financial statements relate only to the iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each a “Fund,” collectively the “Funds”). The Funds commenced operations on June 28, 2004.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Morningstar Large Core, iShares Morningstar Large Growth and iShares Morningstar Large Value Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange are valued at the last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at the latest quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price or, in the absence of any sale on the valuation date, at the latest quoted bid price, which is obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the latest quoted bid price, which are obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

NOTES TO THE FINANCIAL STATEMENTS	83

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended October 31, 2004.

For the period ended October 31, 2004, the iShares Morningstar Small Core Index Fund realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Fund, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Fund’s tax year. This reclassification has no effect on net assets or net asset values per share. The in-kind gains or losses for the period ended October 31, 2004 are disclosed in the Fund’s Statement of Operations.

As of October 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large Core	$28,607,888	$983,979	$(825,778)	$158,201
Morningstar Large Growth	25,732,807	672,260	(1,866,322)	(1,194,062)
Morningstar Large Value	24,476,128	1,309,252	(691,074)	618,178
Morningstar Mid Core	15,951,440	673,721	(452,614)	221,107
Morningstar Mid Growth	9,732,344	676,640	(516,744)	159,896
Morningstar Mid Value	16,540,503	855,043	(360,127)	494,916
Morningstar Small Core	13,442,970	963,012	(635,588)	327,424
Morningstar Small Growth	13,672,445	818,922	(1,257,233)	(438,311)
Morningstar Small Value	13,424,557	876,416	(468,171)	408,245

84	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of October 31, 2004, a portion of each Funds’ cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Morningstar Large Core	0.20%
Morningstar Large Growth	0.25
Morningstar Large Value	0.25
Morningstar Mid Core	0.25
Morningstar Mid Growth	0.30
Morningstar Mid Value	0.30
Morningstar Small Core	0.25
Morningstar Small Growth	0.30
Morningstar Small Value	0.30

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended October 31, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Morningstar Large Core	$98
Morningstar Large Growth	49
Morningstar Large Value	34
Morningstar Mid Core	105
Morningstar Mid Growth	422
Morningstar Mid Value	274
Morningstar Small Core	1,388
Morningstar Small Growth	1,058
Morningstar Small Value	997

NOTES TO THE FINANCIAL STATEMENTS	85

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the period ended October 31, 2004, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund invested in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF, and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF, and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF, and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment of each Fund in shares of issuers, of which BGFA is an affiliate, for the period ended October 31, 2004, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000’s)	Gross Additions (in 000’s)	Gross Reductions (in 000’s)	Number of Shares Held End of Period (in 000’s)	Value at End of Period	Interest Income
Morningstar Large Core
IMMF	—	219	209	10	$9,588	$115
Morningstar Large Growth
IMMF	—	351	342	9	8,927	85
Morningstar Large Value
IMMF	—	306	290	16	15,868	167
Morningstar Mid Core
IMMF	—	121	116	5	4,693	46
Morningstar Mid Growth
IMMF	—	27	22	5	4,519	28
Morningstar Mid Value
IMMF	—	258	247	11	10,840	87
Morningstar Small Core
IMMF	—	347	334	13	13,036	155
Morningstar Small Growth
IMMF	—	175	169	6	5,871	43
Morningstar Small Value
IMMF	—	125	121	4	4,281	49

86	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Funds’ holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of October 31, 2004, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended October 31, 2004, were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$705,119	$443,266
Morningstar Large Growth	709,202	704,013
Morningstar Large Value	538,958	492,485
Morningstar Mid Core	485,628	474,232
Morningstar Mid Growth	174,834	173,940
Morningstar Mid Value	619,856	584,770
Morningstar Small Core	1,158,780	1,057,782
Morningstar Small Growth	606,180	584,368
Morningstar Small Value	451,618	384,301

In-kind transactions (see Note 4) for the period ended October 31, 2004, were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$26,698,203	$—
Morningstar Large Growth	23,976,194	—
Morningstar Large Value	24,043,602	—
Morningstar Mid Core	14,841,138	—
Morningstar Mid Growth	8,896,082	—
Morningstar Mid Value	15,065,851	—
Morningstar Small Core	29,851,509	18,184,202
Morningstar Small Growth	11,891,025	—
Morningstar Small Value	11,991,214	—

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

NOTES TO THE FINANCIAL STATEMENTS	87

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation, of the stocks involved in the relevant Fund’s underlying index, and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of October 31, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at October 31, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

88	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)*

iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)*

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $InvesTopTM Corporate (LQD)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

*	On December 20, 2004, certain Dow Jones Indexes will undergo certain methodology changes that will impact the composition of the indexes. In order to reflect these changes the iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund will be renamed the iShares Dow Jones U.S. Consumer Goods Sector Index Fund and the iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund will be renamed the iShares Dow Jones U.S. Consumer Services Sector Index Fund. The investment objective, principal investment strategy and portfolio holdings of each of these Funds will also be modified to correspond to the name changes and constituent changes to the Funds’ corresponding indexes.

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTopTM” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

1485-iS-1204

90	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI), Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-018-10004

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 10. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-CSRS.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	January 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	January 3, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	January 3, 2005